As filed with the Securities and Exchange Commission on May 1, 2023
1933 Act Registration No. 033-05609
1940 Act Registration No. 811-03996

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
POST-EFFECTIVE AMENDMENT NO. 57	☒
AND/OR
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 193	☒

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
(Exact Name of Registrant)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY
(Name of Depositor)

320 Park Avenue New York, New York 10022-6839
(Address of Depositor’s Principal Executive Office) (Zip Code)
Depositor’s Telephone Number, including Area Code: (212) 224-1600
Amy Latkin Vice President and Associate General Counsel
Mutual of America Life Insurance Company
320 Park Avenue
New York, New York 10022-6839
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of the Registration Statement.
It is proposed that this filing will become effective (check appropriate box)
☒	immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	on May 1, 2023 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on May 1, 2023 pursuant to paragraph (a)(1) of Rule 485.
Title of Securities Being Registered:
Units of Interest in Separate Accounts under Variable Annuity Contracts

PROSPECTUS

457 CONTRACTS—
VARIABLE ACCUMULATION ANNUITY CONTRACTS
FOR SECTION 457 PLANS

Issued By
MUTUAL OF AMERICA LIFE INSURANCE COMPANY
320 Park Avenue, New York, New York 10022-6839
Through its
SEPARATE ACCOUNT NO. 2

We offer group variable accumulation annuity contracts to fund certain deferred compensation plans that meet the requirements of Section 457(b) of the Code. The Contracts are only available to employers who sponsor a Plan and not to individuals. The Contract is issued to the Employer sponsoring the Plan, to the Employer’s agent for purposes of administering its Plan or to the trustee of the Plan, and the entity to which the Contract is issued is referred to in this Prospectus as “Contractholder”.
You, as a Participant, or as an employee participating in an employer’s Plan can make Deferred Compensation Amounts, which are:
•
amounts the Contractholder (or your employer) contributes on your behalf from salary that you have elected to defer, within the limits of Section 457 and the Plan, and
•
if a Plan permits, amounts your employer contributes on your behalf that are in addition to the salary you have deferred.
A Contract can help you accumulate funds for retirement and other long-term financial needs. You may apply your Account Value for retirement benefits at a future date, in the manner your Plan permits.
You may allocate your Account Value to any of the subaccounts of Mutual of America Separate Account No. 2 or to our General Account. You may transfer all or any part of your Account Value among the available Investment Alternatives at any time, without charge. The Subaccounts of the Separate Account currently invest in these funds or portfolios of mutual funds, which are set forth and described in the Appendix to this Prospectus.
Before you invest, you should review this Prospectus, which contains more information about the Contract, including its features, benefits, and risks. You can find the Prospectus and other information about the Contract online at https://dfinview.com/mutualofamerica/tadf/457/AP. You can also obtain this information at no cost by calling 800.574.9267 or by sending an e-mail request to mutualofamerica@dfinsolutions.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Dated: May 1, 2023

Definitions We Use in this Prospectus
Account Value—The value of a Participant’s Accumulation Units in the Subaccounts plus the value of amounts held in the General Account for the Participant, during the Accumulation Period. As used in this Prospectus, the term “Account Value” may mean all or any part of your total Account Value.
Accumulation Period—For a Participant, the period under a Contract when Deferred Compensation Amounts are made on behalf of a Participant. The Accumulation Period ends at the Annuity Commencement Date, or the date the Participant withdraws the Account Value in full before the Annuity Commencement Date.
Accumulation Unit—A measure we use to calculate the value of a Participant’s interest in each of the Subaccounts. Each Subaccount has its own Accumulation Unit value.
Allocation Funds—The Mutual of America Investment Corporation Conservative Allocation Fund, Moderation Allocation Fund and Aggressive Allocation Fund.
Annuitant—A person who is receiving Annuity Payments or who will receive Annuity Payments after the Annuity Commencement Date, if the Plan permits Annuity Payments. A Participant must be the Annuitant under a Contract, and the Annuitant cannot be changed, and a Beneficiary who has elected to receive a death benefit in the form of an annuity may be the Annuitant or name another person as the Annuitant. You or a Beneficiary also may name a joint Annuitant. We use the life expectancy of the Annuitant(s) as a factor in determining the amount of monthly Annuity Payments for annuities with a life contingency.
Annuity Commencement Date—The date Annuity Payments become payable under a Contract or become payable as the death benefit for a Beneficiary. You (or the Beneficiary entitled to a death benefit) select the Annuity Commencement Date, or the Annuity Commencement Date may be imposed under federal tax law provisions in certain circumstances. On the Annuity Commencement Date, your Account Value is applied to provide Annuity Payments. Annuity Commencement Date is sometimes referred to as “Benefit Commencement Date” in a Contract.
Annuity Payments—A series of equal monthly payments from us to an Annuitant. The amount of the Annuity Payment will depend on your Account Value on the Annuity Commencement Date and the form of annuity selected. The Annuity Payments may be for the Annuitant’s life, for a minimum period of time, for the joint lifetime of the Annuitant and the joint Annuitant, or for such other specified period as we may permit.
Beneficiary(ies)—The person(s) named by a Participant to receive (1) during the Accumulation Period, the death benefit under the Contract if the Participant dies, or (2) after the Annuity Commencement Date, any remaining Annuity Payments (or their commuted value) if the Annuitant dies and the joint Annuitant, if any, dies.
Code—The Internal Revenue Code of 1986, as amended. Depending on the context, the term Code includes the regulations adopted by the Internal Revenue Service for the Code section being discussed.
Collateralized Loan—A loan made by us, which requires you to hold 120% of the loan amount in the General Account as collateral.
Commuted Value—The present value of annuity payments due under an income option or method of payment not based on life contingencies.
Complete Order—An order is considered to be complete when all of the requirements for the completion of a transaction have been met. This includes receipt by the Company of all information, remittances and notices necessary to process the given transaction. The Company will inform you of the documents required for your transaction.
Contract(s)—One (or more) of the group variable accumulation annuity contracts described in this Prospectus.
Contractholder—For purposes of this Prospectus, the Contractholder will be a Governmental Unit to which we have issued a Contract, its agent or its trustee of a trust established under a Plan.
3

Deferred Compensation Amounts (or Amounts)—Amounts deferred from a Participant’s compensation under a Plan and sent to us on the Participant’s behalf and amounts the Contractholder or employer sends on behalf of the Participant in addition to the Participant’s deferrals of salary.
Designated Roth Account—An account maintained for Designated Roth Contributions and earnings (or losses) attributable to Designated Roth Contributions. This term, depending on the context in which it is used, includes Designated Roth Rollover Accounts.
Designated Roth Contributions—Deferred Compensation Amounts irrevocably designated as Designated Roth Contributions described in Section 402A of the Code.
Designated Roth Rollover Account—An account maintained for rollover Designated Roth Contributions and earnings (or losses) attributable to rollover Designated Roth Contributions.
eDocuments—A feature that offers Participants a way to electronically receive communications and reports, such as quarterly statements, prospectuses (including summary prospectuses), and underlying fund and separate account annual and semi-annual reports. When such documents are available, an email notice is sent to the eDocuments subscriber informing him or her of such availability on the secure “My Account” website maintained by the Company. Participants enroll by consenting to receive through eDocuments all of the documents that we deliver electronically, and are provided instructions on revocation of the consent, including the ability to revoke it immediately by calling a specified toll-free number. Revocation of consent applies to all documents provided through the eDocuments program. You can sign up for eDocuments by completing the Consent Agreement located on our website and indicating your consent to receive documents through the Mutual of America website.
Employee Contribution Account—An account maintained for Deferred Compensation Amounts that are employee contributions, other than Designated Roth Contributions, and earnings (or losses) attributable to such Deferred Compensation Amounts.
Employer—A Governmental Unit or other organization exempt from federal income taxation under the Code (except a church, as defined in the Code) that established a Plan. This term is not always capitalized.
Employer Contribution Account—An account maintained for Deferred Compensation Amounts that are Employer contributions, and earnings (or losses) attributable to such Deferred Compensation Amounts.
Fidelity VIP Funds—The Equity-Income, Asset Manager, Contrafund® and Mid Cap Portfolios of Fidelity® Variable Insurance Products Funds.
General Account (or Interest Accumulation Account)—Assets we own that are not in a separate account, but rather are held as part of our general assets. We sometimes refer to the General Account as the Interest Accumulation Account because amounts you allocate to the General Account earn interest at a fixed rate that we change from time to time.
Governmental Unit—A state, a political subdivision of a state, an agency or instrumentality of a state, or an agency or instrumentality of a political subdivision of a state.
IRS—The Internal Revenue Service.
Inactive Plan—A Plan will be considered to be an Inactive Plan as of the last Valuation Day of a calendar quarter if, prior to or during that calendar quarter, contributions have not been remitted for the Plan for the third consecutive calendar month, or the Contractholder has notified us in writing that the Plan is no longer active, provided that if the Plan is aggregated to determine eligibility for Reduced Fees with a Plan that has remitted contributions during the calendar quarter, the Plan will not be treated as an Inactive Plan.
Investment Alternatives—The General Account and the Subaccounts. You may allocate your Deferred Compensation Amounts and transfer your Account Value among the Investment Alternatives, subject to any limitations under your Plan.
Participant—An employee or former employee who has entered into a salary reduction agreement with a Contractholder and for whom we have received Deferred Compensation Amounts under a Plan. The agreement must specify the amount of earnings to be considered a Deferred Compensation Amount under the Plan.
4

Plan—An eligible deferred compensation plan meeting the requirements of Section 457(b) of the Code.
Reduced Fee—The reduced Separate Account Annual Expenses, comprised of the administrative charge, distribution expense charge and expense risk charge that apply to participants in plans that are eligible for such reduced Separate Account Annual Expenses as set forth in the Fee Table section of this Prospectus.
Retirement Funds—The Mutual of America Investment Corporation Retirement Income, 2010 Retirement, 2015 Retirement, 2020 Retirement, 2025 Retirement, 2030 Retirement, 2035 Retirement, 2040 Retirement, 2045 Retirement, 2050 Retirement, 2055 Retirement, 2060 Retirement and 2065 Retirement Funds.
Rollover Contributions Account—An account maintained for rollover Contributions other than Designated Roth Contributions (or rollover Designated Roth Contributions) and earnings (or losses) attributable to such Contributions.
Separate Account—Mutual of America Separate Account No. 2, a separate account established by us to receive and invest amounts contributed under variable accumulation annuity contracts and other variable contracts. The assets of the Separate Account are set aside and kept separate from our other assets.
Subaccount—A division of the Separate Account which invests its assets exclusively in a corresponding Underlying Fund of the same name.
Uncollateralized Loan—A loan made from your vested Account Value.
Underlying Funds—The funds or portfolios in which the Subaccounts are invested.
Valuation Day—Each day that the New York Stock Exchange is open for trading, ending at the close of the New York Stock Exchange that day.
Valuation Period—A period beginning immediately after the end of a Valuation Day and ending on the close of the next Valuation Day. Values of Accumulation Units for a Valuation Period are determined as of the end of the Valuation Day which occurs during the Valuation Period.
Waived Annual Contract Fee—The waiver of the Annual Contract Fee applicable to plans that meet the other criteria set forth in the Fee Table section of this Prospectus.
We, us, our, Company or Mutual of America—Refers to Mutual of America Life Insurance Company.
You, or your—Refers to a Participant.
5

Important Information You Should Consider About the Contract

FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None	Charges
Transaction Charges	There are no charges for other transactions under the Contract, other than certain fees associated with Contract loans.	Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Loan
interest is not reflected in the table. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Charges
	ANNUAL FEE	MIN.	MAX.
	1. Base Contract (varies by Contract class)	0.27%[1]	1.97%[1]
	2. Investment options (Underlying Fund fees and expenses)	0.14%[2]	1.00%[2]
	3. Optional benefits available for an additional charge	NA	NA
1 As a percentage of the Separate Account value. There are
several classes of the Contract, each of which has a different
Separate Account charge, based upon the total contract assets in the Separate Account and the General Account. See the
“Charges” section of the Prospectus for a description of the different classes of the Contract and related charges.
2 As a percentage of the net asset value of the Underlying Fund assets.

Because you may choose from among the Investment
Alternatives offered, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

LOWEST ANNUAL COST ESTIMATE: $422	HIGHEST ANNUAL COST ESTIMATE: $3,041
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination
of Contract classes (i.e., Tier
1 Reduced Pricing) and
Underlying Fund fees and
expenses
•No optional benefits
•No outstanding loans
•No sales charges
•No additional Contributions,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive
combination of Contract
classes (i.e., Standard
Pricing), and Underlying
Fund fees and expenses
•No optional benefits
•No outstanding loans
•No sales charges
•No additional Contributions,
transfers, or withdrawals

6

	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
This Contract is not a short-term investment and is not
appropriate for an investor who needs ready access to cash.
In particular:
•Tax deferral is more beneficial to Participant with a long-term investment horizon.
•Withdrawals are subject to ordinary income tax and may be
subject to tax penalties.
•The Contract is not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds.
General Description of Contracts
Risks Associated with Investment Options
An investment in the Contract is subject to the risk of poor investment performance, and can vary, depending on the
performance of the Underlying Funds. Each investment option
available under the Contract, including the General Account, will have its own unique risks. You should review these Investment
Alternatives before making an investment decision.
Appendix: Underlying Funds Available Under the Contracts General Description of Separate Account No. 2, Mutual of America, and Underlying Funds Our General Account
Insurance Company Risks
An investment in the Contract is subject to the risks related to
Mutual of America Life Insurance Company, including that any obligations (including under the General Account), guarantees, and benefits of the Contract are subject to the claims paying ability of Mutual of America. More information about Mutual of
America, including its financial strength ratings, is available upon request from Mutual of America by calling our toll-free number,
800.468.3785 or by visiting our website at mutualofamerica.com.
General Description of Separate Account No. 2, Mutual of America, and Underlying Funds Our General Account
RESTRICTIONS
Investments
Your ability to allocate Contributions among the Investment
Alternatives is subject to any restrictions contained in your
Employer’s Plan. If your Employer’s Plan permits transfers to other contracts, you may transfer your Account Value but only to a provider specifically identified in the Plan. Transfers while you are actively employed to any provider not specified in the Plan are prohibited.
We may remove an Underlying Fund or limit its availability to new
Contributions and/or transfers of Account Value if we determine that an Underlying Fund no longer satisfies one or more of our selection criteria.
General Description of Separate Account No. 2, Mutual of America, and Underlying Funds
7

	RESTRICTIONS	LOCATION IN PROSPECTUS
Optional Benefits
To the extent your Employer’s Plan allows participant loans, you have the right to borrow using your Account Value as collateral security for the loan or, if your Employer’s Plan provides for loans to be made using a trust, you will withdraw the loan amount from your Account Value. Your Employer’s Plan may or may not permit loans to be taken from or secured by amounts held in a
Designated Roth Account. The maximum amount that can be
taken as a loan is limited under the Code, based on your account balance. Generally, a Participant can borrow no more than the lesser of (a) the greater of $10,000 or 50% of the Participant’s vested account balance; or (b) $50,000. The maximum amount
that a Participant can borrow is also limited if the Participant has another outstanding loan. Certain exceptions may permit a
Participant to take a larger loan under circumstances specified by law from time to time.
We will not permit you to make withdrawals or transfers of the collateral amount while the loan is outstanding. Amounts
borrowed in a loan do not participate in the Subaccount
investment experience. Loans, therefore, can affect the Account
Value and death benefit whether or not the loan is repaid. Death benefit proceeds payable will be reduced by the amount of any outstanding Contract loan plus accrued interest.
Loans
TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and Contributions made under the Contract.
Because the Contract is purchased through a tax-qualified plan, there are no additional tax benefits to the contract.
Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
Taxes
CONFLICTS OF INTEREST
Investment Professional Compensation
Mutual of America offers the Contracts for sale through certain of our employees. The only compensation we pay for sales of
the Contracts is in the form of salary and incentive compensation if the Company’s annual goals and objectives are met. There are no commissions or fees payable for sales of the Contracts.
Registered representatives who sell the Contracts are eligible to receive a yearly cash incentive payment based largely on
aggregate sales by all representatives in the representative’s office compared to sales targets we established for the office in that year, which may be increased based on individual
performance in relation to individual sales objectives.
With regard to non-cash compensation, representatives and
certain staff from the top performing regional offices, as well as other high performing representatives, will receive a trip to a sales conference.
The existence of such forms of compensation could influence a registered representative to recommend this Contract over
another investment.
Purchases and Contract Value
8

Overview of the Contracts
Purpose

We offer group annuity accumulation Contracts for use with certain eligible deferred compensation plans that employers have established pursuant to Section 457 of the Code. The Contracts are designed to provide long-term accumulation of assets through investments in a variety of Investment Alternatives during the Accumulation Period. The Plan can supplement your retirement income by providing a stream of income payments during the payout period. It also offers death benefits to protect your designated Beneficiaries. The Plan may be appropriate if you have a long investment time horizon. It is not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds.
Phases of Contract

The Contracts have two phases: an accumulation (savings) period and a payout (income) period.
Accumulation (Savings) Period
During the Accumulation Period, you may allocate your Account Value among the Investment Alternatives, subject to any restrictions contained in your Contract. At any time, you may change your allocation instructions for future Deferred Compensation Amounts and transfer all or part of your Account Value among the available Investment Alternatives. You may allocate your Account Value to our General Account, unless your Plan restricts allocations. We pay interest on the portion of your Account Value allocated to our General Account at a rate of interest determined from time to time by us. We have the full investment risk for amounts you allocate to the General Account. You may also allocate your Account Value to any of the Subaccounts of Mutual of America Separate Account No. 2. The name of each Subaccount corresponds to the name of its Underlying Fund. When you allocate Contributions or transfer Account Value to a Subaccount, the Subaccount purchases shares in its Underlying Fund. A Subaccount is called a “variable option,” because you bear the investment risk that your Account Value in the Subaccount will increase or decrease based on the investment performance of the Underlying Fund. The Subaccounts currently invest in forty-eight Underlying Funds, which have different investment objectives, investment policies and risks. Please refer to Appendix A to this Prospectus, entitled “Underlying Funds Available As Investment Options Under the Contracts” and to the prospectuses of the Underlying Funds for more information about the Underlying Funds’ investment objectives.
Deferred Compensation Amounts during the Accumulation Period.  You may defer compensation in whatever amounts and at whatever frequency you desire, subject to limitations under the Code and your Plan. If permitted by your Employer’s Plan, you may also make Designated Roth Contributions. If your Plan permits, your employer also may send us Deferred Compensation Amounts for you that are in addition to the salary you have deferred. A Plan, the Code or state or local law may require a Contractholder to send the Amounts within a certain time period.
Minimum Required. You are not required to make any minimum amount of deferred compensation amounts.
Limits on Deferred Compensation Amounts. The Code restricts the amounts of compensation that you may defer under a Plan during any tax year.
Payout (Income) Period
You can elect to annuitize and turn your Account Value into a stream of income payments from Mutual of America, at which time the Accumulation Period of the Contract ends. These payments may continue for a fixed period of years, for your entire life, or for the longer of a fixed period or your life. If you annuitize, you will receive a stream of Annuity Payments. You will be unable to make withdrawals, unless provided for by the form of annuity you select, and death benefits will terminate.
9

Contract Features

We issue a Contract to a Contractholder, which owns the Contract. In the past we issued contracts to eligible employers as defined under Section 457, including tax exempt organizations and trustees of plans adopted by those organizations. Currently, we only issue contracts to Contractholders that are states, political subdivisions of a state, and any agency or instrumentality of a state or political subdivision of a state (“Governmental Units”), and trustees of Plans adopted by Governmental Units.
Death Benefits during the Accumulation Period. If you die before the Annuity Commencement Date, we will pay a death benefit to your Beneficiary.
The death benefit amount will be your Account Value (less any outstanding loans and interest) as of the date we receive proof of death and the election by the Beneficiary(ies) instructing us how we should pay the death benefit along with all other information and documentation necessary for us to process the request. The Beneficiary will select the form of death benefit, which may be a lump sum, a form of annuity or fixed payments
Transfers and Withdrawals of Account Value. During the Accumulation Period, you may transfer all or a portion of your Account Value among Subaccounts, and between the Separate Account and the General Account, unless your Plan limits transfers. If you have a loan under a Plan secured by all or part of your Account Value, we restrict your transfer or withdrawal from the General Account of the loan collateral security amount. In certain 401(k) Plans, loans may be made under a trust, which may not be secured by any amounts held under a contract.
During the Accumulation Period, you may withdraw all or a portion of your Account Value under the circumstances set forth in the Code and the Plan. You generally may not withdraw your Account Value until you have reached the age of 70½ or terminated employment with your employer under the Plan, unless, your Plan permits you to withdraw from your Account Value in the event you have an unforeseeable emergency.
Your Plan sets forth the forms in which you may make withdrawals or obtain retirement benefits. Depending on your Plan, you may take your Account Value in a single sum payment, in installment payments or otherwise over a period of time. Some Plans allow you to apply your Account Value for Annuity Payments from us, with the amount of the monthly payments fixed at the same amount every month and based on the form of annuity you select and your Account Value at the Annuity Commencement Date.
We do not charge a fee for withdrawals or partial withdrawals. If you are subject to the minimum distribution rules under the Code, you should ensure that your withdrawals for the year equal or exceed the minimum required annual distribution. You may have taxable income upon any withdrawal of your Account Value. You will be taxed at ordinary income tax rates on the portion of the withdrawal that is taxable, and all of the withdrawal will be taxable in most circumstances. Qualified distributions from a Designated Roth Account are not taxable.
Loans. If your Employer’s Plan allows participant loans, you may borrow using your Account Value. The charges that we assess in connection with loans are detailed in the Charges section of this Prospectus.
10

Fee Table
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Certificate specifications page for information about the specific fees you will pay each year.
 I.The first table describes the fees and expenses that you will pay when you become a  I.Participant, when you surrender your Contract or participation interest or when you transfer your  I.Account Value among  I.Investment Alternatives. State premium taxes may also be deducted but we do not currently deduct them.

Participant Transaction Expenses	Maximum	Current
Sales Load Imposed on Contributions (as a percentage of Contributions)	None	None
Deferred Sales Load (or Surrender Charge) (as a percentage of Contributions or amount surrendered, as applicable)	None	None
Exchange Fee	None	None
Loan Fees				Uncollateralized Loans
			Collateralized Loans	Payroll Deduction	Home Billing
		Non-refundable Origination Fee	None	$75	$350
		Non-refundable Annual Loan Fee	None	$15	N/A
11

II.The next table describes the fees and expenses that you will pay each year during the time that you are a II.Participant (not including Underlying Fund fees and expenses).

ANNUAL CONTRACT EXPENSES
	Maximum	Standard	Tier 1 Reduced Fees (2)	Tier 2 Reduced Fees (2)	Tier 3 Reduced Fees (2)	Tier 4 Reduced Fees (2)	Tier 5 Reduced Fees (2)	Inactive Plans (3)
Administrative Expenses (Annual Contract Fee)	$24	$24(1)	$24(1)	$24(1)	$24(1)	$24(1)	$24(1)	$24(1)
Base Contract Expenses (as a percentage of average Account Value)(5)	2.00%	1.45%(4)	.25%(4)	.35%(4)	.45%(4)	.60%(4)	.95%(4)	1.95%(4)
Loan Interest Rate	Uncollateralized Loans: Interest Rate Credited to Amounts held in the General Account +3% Collateralized Loans: Prime Rate +1%

(1)Annual Contract Fee. The Annual Contract Fee of $24.00 is charged at a rate of $2 per month, subject to waiver or reduction as discussed in “Monthly Participant Charges” under “Charges”.
(2)
Reduced Fees. Plans may become eligible for the Tier 1 Reduced Fee, Tier 2 Reduced Fee, Tier 3 Reduced Fee, Tier 4 Reduced Fee or Tier 5 Reduced Fee if they have minimum amounts of assets in the Separate Account and the General Account combined ($50 million for the Tier 1 Reduced Fee, $25 million for the Tier 2 Reduced Fee, $5 million for the Tier 3 Reduced Fee, $2 million for the Tier 4 Reduced Fee and $1 million for the Tier 5 Reduced Fee) and satisfy the other criteria specified in the Charges section of this Prospectus. Plans that do not qualify for Reduced Fees because they have assets in the Separate Account and the General Account combined of less than $1 million, will be charged the Standard Separate Account annual charge.
(3)
Inactive Plans. An Inactive Plan will no longer be eligible for Standard separate account annual charges or Reduced Fees as of the last day of the quarter in which it became an Inactive Plan. For more information see “Charges”.
(4)
Reductions in Separate Account Annual Expenses. All Contracts with assets invested in the Fidelity VIP Funds, MFS VIT III Mid Cap Value Portfolio, PIMCO Variable Insurance Trust Real Return Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series qualify for a reduction in the Separate Account fees they pay with respect to the assets invested in such Investment Alternatives equal to reimbursements we receive from service providers to those Investment Alternatives. Additionally, Separate Account Annual Expenses are reduced for Plans that are part of certain national accounts. For more information see “Charges”.
(5)
Expense Risk Fee, Administrative Charges and Distribution Expense Charge may not exceed 2.00% in the aggregate.
12

The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you are a Participant. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in the Appendix to this Prospectus entitled “Underlying Funds As Investment Options Available Under the Contract”.

	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of Underlying Fund average net assets	0.14%	1.00%
Net Annual Underlying Fund Expenses (expenses deducted from the Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses as a percentage of Underlying Fund average net assets) (after expense reimbursement)*	0.14%	0.93%

*Certain of the Underlying Funds, including the fund with the maximum total annual fund operating expenses (before expense reimbursement), are subject to an expense reimbursement arrangement between such underlying funds and the investment adviser, which is expected to continue until at least April 30, 2024.
Example

The Example below is intended to help you compare the cost of being a Participant with the cost of investing in other variable annuity contracts if we were to raise our current fees and expenses to the maximum amounts. These costs include Participant transaction expenses, Annual Contract Fee, Base Contract Expenses, and Underlying Fund fees and expenses and exclude Loan fees.
The Example assumes that you invest $100,000 under a Contract for the time periods indicated and that your investment has a 5% annual rate of return each year.
We do not impose a surrender charge when you make a withdrawal of Account Value. As a result, the expenses would be the same whether or not you surrender the Account Value, or apply the Account Value for the purchase of an annuity (annuitize), at the end of the applicable time period.
This example also assumes the maximum fees and expenses of the Underlying Funds during 2022, with the maximum Annual Contract Fee and the maximum Base Contract Expenses shown in the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$2,530	$7,976	$13,980	$31,822

Principal Risks of Investing in the Contract
Contract Risks
You can lose money in a variable annuity, including potential loss of your original investment. The value of your investment and any returns will depend on the performance of the Underlying Funds you have selected.
The Contracts are designed for Participants with a long investment time horizon. They are not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds. Your ability to make withdrawals while you are an active participant in a Plan will be limited.
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Investment Risk
You bear the risk of any decline in the Contract Value caused by the performance of the Underlying Funds held by the Subaccounts. The Underlying Funds may not achieve their investment objectives, and your Account Value allocated to any of the Subaccounts may decline in value, perhaps significantly. Each Underlying Fund may have its own unique risks and the risk of loss varies with each Underlying Fund. The investment risks are described in the prospectuses for the Funds.
General Account Risk
With respect to Account Value you have allocated to the General Account, your investment is subject to the risks related to the claims-paying ability of Mutual of America. If Mutual of America experiences financial distress, it may not be able to meet its obligations with respect to Account Value allocated to the General Account. More information about Mutual of America, including its financial strength ratings, is available upon request from Mutual of America.
Tax Consequences
Except for Designated Roth Accounts, withdrawals are generally taxable, and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains. Different rules apply for Designated Roth Accounts.
Business Disruption and Cybersecurity Risks
We rely heavily on interconnected computer systems and digital data to conduct our business activities. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Participant information. Such systems failures and cyberattacks affecting us, the Underlying Funds, intermediaries and other affiliated or third party service providers may adversely affect us and your Account Value. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Account Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. In addition, the risk of cyberattacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Account Value due to cyberattacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the coronavirus COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third party administrators to perform their job responsibilities. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our processing of Contract-related transactions, including processing of orders from Participants and orders with the Underlying Funds, impact our ability to calculate Account Value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. There can be no assurance that we, the Underlying Funds or our service providers will avoid losses affecting your Account Value due to a natural disaster or catastrophe.
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General Description of Mutual of America,
the Separate Account and the Underlying Funds
Mutual of America

We are obligated to pay all amounts required on the part of the insurer promised to investors under the Contracts. We are a mutual life insurance company organized under the laws of the state of New York and we are authorized to transact business in 50 states and the District of Columbia. Our Home Office address is 320 Park Avenue, New York, New York 10022-6839.
We were incorporated in 1945 as a non-profit retirement association to provide retirement and other benefits for nonprofit organizations and their employees in the health and welfare field. In 1978 we reorganized as a mutual life insurance company, and now serve for-profit organizations, not-for-profit organizations, their employees and individuals.
We provide group and individual life insurance, annuities and related services for the pension, retirement, and long-range savings needs of organizations, their employees and individuals. We invest the assets we derive from our business as permitted under applicable state law. As of December 31, 2022, we had total assets, on a consolidated basis, of approximately $24.1 billion. We are registered as an investment adviser under the Investment Advisers Act of 1940 for the limited purpose of providing investment allocation services to certain defined benefit pension plans. Mutual of America and its subsidiaries sometimes use the trade name Mutual of America Financial Group.
Our operations as a life insurance company are reviewed periodically by various independent rating agencies. These agencies, such as A.M. Best Company, S&P Global Ratings and Fitch Ratings, publish their ratings. From time to time we reprint and distribute the rating reports in whole or in part, or summaries of them, to the public. The ratings concern our operation as a life insurance company and do not imply any guarantees of performance of the Separate Account.
We have no support agreements with, or guarantees from, third parties for the payment of benefits under our Contracts. We are responsible for the payment of all such benefits.
Our Separate Account

We established the Separate Account under a resolution adopted by our Board of Directors on September 22, 1983. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). The SEC does not supervise the management or investment practices or policies of the Separate Account or Mutual of America. The 1940 Act, however, does regulate certain actions by the Separate Account.
We divide the Separate Account into distinct Subaccounts. Each Subaccount invests its assets in an Underlying Fund, and the name of each Subaccount reflects the name of the corresponding Underlying Fund. See Appendix A to this Prospectus, which sets forth information about each Underlying Fund.
The assets of the Separate Account are our property. The Separate Account assets attributable to Participants’ Account Values and attributable to any other annuity contracts funded through the Separate Account cannot be charged with liabilities from other businesses that we conduct. The income, capital gains and capital losses of each Subaccount are credited to, or charged against, the net assets held in that Subaccount. We separately determine each Fund’s net assets, without regard to the income, capital gains and capital losses from any of the other Subaccounts or from any other business that we conduct.
The Separate Account and Mutual of America are subject to supervision and regulation by the Superintendent of the Department of Financial Services of the State of New York, and by the insurance regulatory authorities of each state.
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Underlying Funds in Which Our Separate Account Invests

Information regarding each of the Underlying Funds including its name, its investment objectives, its investment adviser and subadviser, current expenses, and performance is available in Appendix A to the Prospectus. Each Underlying Fund has issued a prospectus that contains more detailed information about the Underlying Fund. The prospectuses and summary prospectuses for the Underlying Funds are available on our website mutualofamerica.com/prospectus or you can request them by writing to us at 320 Park Avenue, New York, NY 10022-6839 or by calling 800.574.9267.
The Underlying Funds may not achieve their objectives, and your Account Value allocated to any of the Subaccounts may decline in value. The Underlying Funds sell their shares to the separate accounts of other insurance companies and may also offer them for sale to the general public.
Selection of Underlying Funds. The Underlying Funds offered through the Contracts are selected by us. Before adding an Underlying Fund, we evaluate a number of important criteria, including, but not limited to, a fund’s category and style; its investment policy and objectives; the investment manager’s investment processes; the fund’s fit within the mix of the existing investment alternatives and managers offered through the Company’s contracts; the fund’s investment management fees; the appropriateness of the fund for long-term investment of retirement plan assets; the expertise and reputation of the investment manager and the experience and stability of the management team, including the portfolio managers; the effectiveness of the investment manager’s research; the competitive historical fund performance; and the manager’s adherence to the stated investment objectives and style. Consideration is also given to the appeal of the investment management firm to current and future Contractholders and Participants.
Shared and Mixed Fund Arrangements. Shares of the Underlying Funds currently are available to the separate accounts of a number of insurance companies for both variable annuity and variable life insurance products. The Board of Directors (or Trustees) of each Underlying Fund is responsible for monitoring that Subaccount for the existence of any material irreconcilable conflict between the interests of participants in all separate accounts that invest in the Subaccount. The Board must determine what action, if any, the Underlying Fund should take in response to an irreconcilable conflict. If we believe that a response does not sufficiently protect our Contractholders or Participants, we will take appropriate action, and we may modify or reduce the Investment Alternatives available to you.
Your Voting Rights for Meetings of the Underlying Funds

We will vote the shares of the Underlying Funds owned by the Separate Account at regular and special meetings of the shareholders of the Underlying Funds. We will cast our votes according to instructions we receive from Participants. The number of Underlying Fund shares that we may vote at a meeting of shareholders will be determined as of a record date set by the Board of Directors or Trustees of the Underlying Fund.
We will vote 100% of the shares that a Subaccount owns. If you do not send us voting instructions, we will vote the shares attributable to your Account Value in the same proportion as we vote shares for which we have received voting instructions from Participants. We will determine the number of Accumulation Units attributable to each Participant for purposes of giving voting instructions as of the same record date used by the Underlying Fund. Because there is no required minimum number of shares for which we must receive voting instructions, a small number of participants may control the outcome of the vote.
Each Participant who has the right to give us voting instructions for a shareholders’ meeting of an Underlying Fund will receive information about the matters to be voted on, including the Underlying Fund’s proxy statement and a voting instructions form to return to us.
We may elect to vote the shares of the Underlying Funds held by our Separate Account in our own discretion if the Investment Company Act of 1940 is amended, or if the present interpretation of the Act changes with respect to our voting of these shares.
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Charges
Charges under the Contracts

We deduct several charges from the net assets of each Subaccount. With respect to those charges, there is a “Reduced Fee” for which certain Plans are eligible. Plans are eligible for the Tier 1 Reduced Fee ($50 million in total assets), Tier 2 Reduced Fee ($25 million in total assets), the Tier 3 Reduced Fee ($5 million in total assets), Tier 4 Reduced Fee ($2 million in total assets) or the Tier 5 Reduced Fee ($1 million in total assets) as discussed in more detail below. Inactive Plans are subject to a higher level of Separate Account Annual Expenses. In addition, all Contracts with assets invested in the MFS VIT III Mid Cap Value Portfolio, PIMCO Variable Insurance Trust Real Return Portfolio, the Fidelity VIP Funds, T. Rowe Price Blue Chip Growth Portfolio, and Victory RS Small Cap Growth Equity VIP Series without any requirement that they have a minimum amount of assets in the Separate Account, qualify for a reduction in the Annual Separate Account Expenses equal to the reimbursements we receive from service providers to those funds. Separate Account Annual Expenses are also reduced for Plans that are part of certain national accounts. These reductions are discussed in more detail below.
Together, these charges are referred to as the Total Separate Account Annual Expenses. The Total Separate Account Annual Expenses are as follows.
Standard Fees and Maximum Fees
The standard Separate Account charge (Base Contract Expenses), totaling 1.45% annually, consists of the following three component charges:
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A charge at an annual rate of 0.70% to compensate for administrative functions we have undertaken in connection with the Contracts;
•
A charge at an annual rate of 0.55% for expenses related to the distribution of the Contracts; and
•
A charge at an annual rate of 0.20% for assuming certain expense risks under the Contracts.
The administrative expense charge and the distribution expense charge are reduced by reimbursements from certain fund advisers.
The maximum Separate Account charges (Base Contract Expenses) that may be charged under the Contracts are 2.00% (1.50% for Contracts issued in Maryland). Each of the administrative expense charge, the distribution expense charge and the expense risk charge may be increased, but only to an aggregate of 2.00% for all such charges.
Reduced Fees
Plans remitting Contributions and using the online retirement plan administration system provided by us or a subsidiary are eligible for Reduced Fees based on the total assets in the Separate Account and the General Account as indicated in the table below.
Aggregation Rule. We aggregate the total assets of the Employer’s 403(b), 401(k), 401(a) and governmental 457(b) defined contribution plans in any of our separate accounts and the General Account or under the administration of our subsidiaries to determine the Employer’s eligibility for Reduced Fees. Any entity affiliated with an Employer that is participating in the Employer’s Plan, will be eligible for Reduced Fees provided that the aggregated total assets of the Employer and the affiliated entities in the Employer’s Plan meet the eligibility criteria for the applicable Reduced Fees and the Employer’s Plan is remitting premiums and using the online retirement plan administration system provided by us or a subsidiary.
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As indicated, the standard Annual Separate Account Expense including the Administrative Charges, Distribution Expense Charge and Expense Risk Charge is 1.45%. Plans that remit Contributions and use the online retirement plan administration system provided by us or a subsidiary are eligible for Reduced Fees if they meet the following initial and ongoing criteria:
	Separate Account Annual Expenses (Base Contract Expenses)	Initial Minimum Total Assets	Minimum Total Assets to Remain Eligible
Tier 1 Reduced Fee	.25%	$50 million	$45 million
Tier 2 Reduced Fee	.35%	$25 million	$22.5 million
Tier 3 Reduced Fee	.45%	$5 million	$4.5 million
Tier 4 Reduced Fee	.60%	$2 million	$1.8 million
Tier 5 Reduced Fee	.95%	$1 million	$0.9 million
If the Plan has total assets in the Contract, including the Separate Account and the General Account, of at least the amount indicated as “Initial Minimum Total Assets” in the above chart as of the last Valuation Day of a calendar quarter, initially or when being reconsidered after losing eligibility, the Plan may become eligible for the Reduced Fee indicated. After a Plan becomes eligible for the Reduced Fee, it must maintain total assets in the Contract of at least the amount indicated as “Minimum Total Assets to Remain Eligible” in the above chart as of the last Valuation Day of a calendar quarter to remain eligible for the Reduced Fee for the following calendar quarter. Loss of eligibility for the Reduced Fee will occur if the Plan fails to maintain at least the amount indicated as Minimum Total Assets to Remain Eligible in the Contract for any reason (for example, withdrawals from the Plan or the investment performance of the Underlying Funds).
Eligibility for Reduced Fees will be lost irrespective of the amount of a Plan’s assets, if the Plan at any time stops remitting Contributions or does not use the online retirement plan administration system provided by us or a subsidiary. Eligibility for Reduced Fees is determined for new Plans on the date the Plan’s assets are received by the Company and we begin providing administrative services.
Inactive Plans. For Inactive Plans, the Annual Separate Account Expense, including the Administrative Charges, Distribution Expense Charge and Expense Risk Charge is 1.95%, except in Maryland where it is 1.45%. A Plan will be considered to be an Inactive Plan as of the last Valuation Day of a calendar quarter if, prior to or during that calendar quarter, contributions have not been remitted for the Plan for the third consecutive calendar month, or the Contractholder has notified us that the Plan is no longer active, provided that if the Plan is aggregated to determine eligibility for Reduced Fees with a Plan that has remitted contributions during the calendar quarter, the Plan will not be treated as an Inactive Plan.
Components of Separate Account Charge

We may increase or decrease the daily and monthly administrative charges described below, subject to any limitations in the Contract or under state insurance law. The aggregate fees and charges we impose under the Contracts must be reasonable in relation to the services we provide, the expenses we expect to incur, and the risks we have assumed. You should check your quarterly statements for important messages about the qualification for, or loss of, eligibility for Tier 1, Tier 2, Tier 3, Tier 4 or Tier 5 Reduced Fees, or Standard Fees.
Administrative Charges
We perform administrative functions in connection with the Contracts, including receiving and allocating Deferred Compensation Amounts, making Annuity Payments as they become due, and preparing and filing all reports that the Separate Account is required to file. The expenses we incur for administrative functions include, but are not limited to, items such as state or other taxes, salaries, rent, postage, telephone, travel, office equipment, costs of outside legal, actuarial, accounting and other professional services, and costs associated with determining the unit values of the Subaccounts. We deduct, on each Valuation Day, from the value of the net assets in each Subaccount a charge for administrative expenses. Plans with assets in the Separate Account are eligible for the Reduced Fees as discussed in more detail above.
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For each Subaccount, the charge is at an annual rate of 0.70% (0.15% if the Tier 1 Reduced Fee is applicable, 0.20% if the Tier 2 Reduced Fee is applicable, 0.25% if the Tier 3 Reduced Fee is applicable, 0.30% if the Tier 4 Reduced Fee is applicable, 0.50% if the Tier 5 Reduced Fee is applicable and 1.40% for Inactive Plans), except that we reduce the Administrative Charge to the extent we receive a reimbursement for administrative expenses from other sources.
The Administrative Charge may be increased, but together with the Distribution Expense Charge and Expense Risk Charge, may not exceed 2.00% in the aggregate.
Distribution Expense Charge
Mutual of America Securities LLC as principal underwriter, performs all distribution and sales functions and bears all distribution and sales expenses relative to the Contracts. These expenses include the payment of that portion of the salaries of our registered representatives attributable to the sale and distribution of Contracts, as well as expenses for preparation of sales literature and other promotional activities. We deduct, on each Valuation Day, from the value of the net assets in each Subaccount a charge for distribution expenses.
For each Subaccount, the charge is at an annual rate of 0.55% (0.15% if the Tier 1 Reduced Fee is applicable, 0.10% if the Tier 2 Reduced Fee is applicable, 0.15% if the Tier 3 Reduced Fee is applicable, 0.20% if the Tier 4 Reduced Fee is applicable, 0.35% if the Tier 5 Reduced Fee is applicable and 0.35% for Inactive Plans), except that we reduce the distribution charge to the extent we receive a reimbursement for administrative or distribution expenses from other sources.
The Distribution Expense Charge may be increased, but together with the Administrative Charge and Expense Risk Charge, may not exceed 2.00% in the aggregate.
Expense Risk Charge
We assume certain expense risks under the Contracts. The expense risks we assume arise from our guarantees in the Contracts to make Annuity Payments in accordance with annuity tables in the Contracts. We have estimated expenses we expect to incur over the lengthy period that we may make Annuity Payments. We assume the risk that expenses will be higher than we estimated. We deduct, on each Valuation Day, from the value of the net assets in each Subaccount a charge for expense risks.
For assuming expense risks under the Contracts, on each Valuation Day we make a deduction at an annual rate of 0.20%. (0.15% if the Tier 1 Reduced Fee, the Tier 2 Reduced Fee, or the Tier 3 Reduced Fee is applicable). We have the right to increase the expense charge, subject to any limitation in a Plan or Contract.
The Expense Risk Charge may be increased, but together with the Distribution Expense Charge and Administrative Charge, may not exceed 2.00% in the aggregate.
Separate Account Charge Reduction—Reimbursement from Fidelity, MFS, PIMCO and T. Rowe Price and Victory
We currently receive reimbursements for administrative expenses and certain services from the investment advisers to certain of the Underlying Funds. We do not keep any of the reimbursements we receive and we apply all of such reimbursements, to the extent received by us, to reduce the Separate Account Charge (Base Contract Expenses) applicable to assets invested in those Subaccounts. We currently receive the following reimbursements:
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the transfer agent and distributor for the four Fidelity VIP Funds reimburse us at an annual rate of 0.10% for certain services we provide;
•
the principal underwriter for the MFS VIT III Mid Cap Value Portfolio reimburses us at an annual rate of 0.25% for certain services we provide;
•
the investment adviser for the PIMCO Variable Insurance Trust Real Return Portfolio reimburses us at an annual rate of 0.10% for certain services we provide;
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•
the investment adviser for the T. Rowe Price Blue Chip Growth Portfolio reimburses us at an annual rate of 0.25% for administrative services we provide, or at an annual rate of 0.15% if the aggregate dollar value of the shares of that Fund held in Mutual of America separate accounts falls below $250,000,000 at any time during a month; and
•
the distributor for the Victory RS Small Cap Growth Equity VIP Series reimburses us at an annual rate of 0.05% for certain services we provide.
For each Subaccount invested in the Fidelity, MFS, PIMCO, T. Rowe Price or Victory investment alternatives, the following reductions in the Separate Account Charge (Base Contract Expenses) apply:
	Separate Account Annual Expenses (Base Contract Expenses)
Assets invested in:	Standard Fees	Tier 1 Reduced Fees	Tier 2 Reduced Fees	Tier 3 Reduced Fees	Tier 4 Reduced Fees	Tier 5 Reduced Fees	Inactive Plans
Victory RS Small Cap Growth Equity VIP Series	1.40%	0.20%	0.30%	0.40%	0.55%	0.90%	1.90%
Fidelity Funds	1.35%	0.15%	0.25%	0.35%	0.50%	0.85%	1.85%
PIMCO VIT Real Return Portfolio	1.35%	0.15%	0.25%	0.35%	0.50%	0.85%	1.85%
T. Rowe Price Blue Chip Growth Portfolio	1.20%[1]	0%[1]	0.10%[1]	0.20%[1]	0.35%[1]	0.70%[1]	1.70%[1]
MFS VIT III Mid Cap Value Portfolio	1.20%	0%	0.10%	0.20%	0.35%	0.70%	1.70%
All Other Funds	1.45%	0.25%	0.35%	0.45%	0.60%	0.95%	1.95%

1If Mutual of America Separate Account assets in the T. Rowe Price Blue Chip Growth Portfolio fall below $250,000,000 at any time during a month, and we therefore will receive the reduced reimbursement, the Separate Account Annual Expenses (Base Contract Expenses) for investments in that Subaccount will be: Standard Fees of 1.30%; Tier 1 Reduced Fees of 0.10%; Tier 2 Reduced Fees of 0.20%; Tier 3 Reduced Fees of 0.30%; Tier 4 Reduced Fees of 0.45%; Tier 5 Reduced Fees of 0.80%; and Inactive Plan fees of 1.80%.
Separate Account Charge Reduction—Certain National Accounts
We reduce the Separate Account charges (Base Contract Expenses) for certain Contracts of Employers that are member agencies of approved national accounts that meet the following criteria. If the national account has member agencies with total assets in their Contracts, including the Separate Account and the General Account, of at least $325 million as of the last Valuation Day of a calendar quarter, initially or when being reconsidered after losing eligibility, and meets the other criteria discussed in this paragraph, the Contracts will become eligible for the National Account Reduced Separate Account Annual Expenses as of the following calendar quarter as set forth below. After member agencies affiliated with the national account become eligible for National Account Reduced Separate Account Annual Expenses, the total assets in the member agencies’ Contracts must remain above $292.5 million (the “National Account Minimum”) as of the last Valuation Day of a calendar quarter for the Contracts to remain eligible for the National Account Reduced Separate Account Annual Expenses for the following calendar quarter. Loss of eligibility for the National Account Reduced Separate Account Annual Expenses will occur if the total assets in the member agencies’ Contracts fail to maintain at least the National Account Minimum for any reason; for example, withdrawals from Contracts or the investment performance of the Underlying Funds. Additionally, to be eligible for National Account Reduced Separate Account Annual Expenses, the national association or headquarters of the national account must fund its own Plan with a Contract issued by Mutual of America, promote Mutual of America as an “exclusive retirement plan service provider” to its member agencies in its directories and on its website, provide us with information regarding member agencies, allow our participation as a vendor or presenter at its conferences, and allow outbound telephone contact with its member agencies. To be considered a member agency of such a national account, the member agency must have a published corporate mission consistent with that of the national account organization with which it is affiliated.
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National Account Reduced Separate Account Annual Expenses will be determined for each Employer that is a member agency of a qualifying National Account, if the Employer is otherwise eligible for Reduced Fees, based on the pricing tier for which that individual Employer qualifies based on the assets in that Employer’s Plan. The regular and National Account Reduced Separate Annual Expenses are as follows:
	Regular Separate Account Annual Expenses	National Account Reduced Separate Account Annual Expenses
Standard Fee	1.45%	1.45%
Tier 1 Reduced Fee	.25%	.25%
Tier 2 Reduced Fee	.35%	.30%
Tier 3 Reduced Fee	.45%	.35%
Tier 4 Reduced Fee	.60%	.40%
Tier 5 Reduced Fee	.95%	.85%
National Account Reduced Separate Account Annual Expenses for each Subaccount invested in the Fidelity, MFS, PIMCO, T. Rowe Price or Victory investment alternatives will be further reduced in the amount of reimbursements we receive with respect to those Underlying Funds (by 0.10% for Fidelity; 0.25% for MFS; 0.10% for PIMCO; 0.25% for T. Rowe Price (subject to reduction as discussed above); or 0.05% for Victory).
A member agency of a national account that is eligible for the Standard Fee will continue to be eligible to receive a waiver of the employer-paid monthly charges.
Monthly Participant Charge

Annual Contract Fees. We also deduct from your Account Value on a monthly basis the pro-rated portion of an Annual Contract Fee. We will determine and charge fees as of the 15th day of each month (or the first Valuation Day after the 15th day if the 15th day is not a Valuation Day). The monthly charge is $2.00 if you have an Account Value of $2,400 or more at the 15th day of the month, or  1∕12 of 1% of the Account Value at the 15th day of the month if your Account Value is less than $2,400 at the 15th day of the month (which will be less than $2.00). We do not impose the Annual Contract Fee on a monthly basis for any month that your Account Value at the 15th day of the month is less than $300.
•
Waiver of Contract Fee for eDocuments Participants. We offer eDocuments, a feature that offers Participants a way to electronically receive communications and reports (see “Definitions We Use in this Prospectus” for a definition of eDocuments and the section immediately below). We do not impose the Annual Contract Fee on a monthly basis if you elect to use eDocuments. If you subsequently discontinue using eDocuments, we will reimpose the Annual Contract Fee on a monthly basis.
Additional Information About eDocuments. As indicated, the eDocuments feature offers Participants a way to electronically receive communications and reports, such as quarterly statements, prospectuses (including summary prospectuses), and Underlying Fund and separate account annual and semi-annual reports. You will be notified by email each time documents become available that you can log on to our website to view the document. You can sign up for eDocuments by completing the Consent Agreement located on our website and indicating your consent to receive documents through the Mutual of America website. The Consent Agreement provides that you will need to log in to Mutual of America’s website to view documents online and to make any necessary updates to your email address. You also must have an email address and have Adobe® Reader® software installed on your computer, which you can obtain at no charge.
When you sign up for eDocuments we will waive the monthly participant charge for each month, beginning with the month in which you submit the consent form. Waiver of the monthly participant charge also applies to current eDocuments users. If you do not elect to use eDocuments, you will be charged a $2 monthly participant charge, unless you qualify for a waiver. If you do not elect to use eDocuments, you will receive paper copies of all documents free of charge by regular USPS mail delivery. You may revoke your consent to eDocuments at any time, either online or by calling Mutual of America at 800.468.3785 and instructing a customer service representative to revoke your consent, and the $2 monthly participant charge will resume in
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the month you revoke your consent. Your consent to eDocuments will be revoked when we are notified of your death. If you elect to use eDocuments, and if at any time you would like to receive a paper copy of any of these documents, please call Mutual of America at 800.468.3785 and we will provide a copy of the requested documents free of charge.
Deduction of Monthly Participant Charge
We deduct the monthly charge from your Account Value allocated to the General Account, if any. If you do not have enough or any Account Value in the General Account, we will deduct the charge from your General Account and then from your Account Value allocated to one or more of the Subaccounts, in a prescribed order. The prescribed order is determined by us and is set forth in the Statement of Additional Information. We will deduct the full monthly charge from the first Subaccount in the prescribed order with Account Value, and if you do not have enough Account Value in that Subaccount, we will deduct the remainder of the monthly charge from the next Subaccount in the prescribed order with Account Value. If you have a Designated Roth Account, this charge will be pro-rated between your Designated Roth Account(s) and your other accounts.
Employer Charges

Monthly Charge. We provide varying levels of Plan-related administrative services to Employers that have adopted 457 Plans and charge such Employers sponsoring 457 Plans a monthly fee subject to a waiver, if applicable. The fees charged to Employers for such administrative services will vary based on the service model selected by the Employer. The specific services and all applicable charges will be set forth in notices to Employers.
Per Participant Monthly Charge. We charge an Employer a monthly charge for each active Participant. This charge is paid to us by the Employer and not the Participants. The charge is $4.00 for each of the first 50 Participants; $2.00 for each of the next 50 Participants; $1.00 for each of the next 100 Participants; and no charge for Participants in excess of 200.
We also waive this charge for member agencies of approved national accounts and state or regional associations that have designated us as a Preferred Provider, provide us with membership details and allow us to market to their member agencies. We also waive the charge for any Employer for each month in which the consolidated assets of the Employer’s TDA, 403(b), 401(k), 401(a), SEP, SIMPLE and governmental 457 plans are $1 million or more and the Employer is remitting Contributions and is using the online retirement plan administration system provided by us or a subsidiary system as of the last day of the month. Certain affiliated plans are aggregated for purposes of the $1 million total. After a Plan becomes eligible for the waiver of the charge, it must maintain total assets in the Contract of at least $900,000 as of the last Valuation Day of a calendar month to remain eligible for the waiver of the charge for the following calendar month. Loss of eligibility for the waiver of the charge will occur if the Plan fails to maintain total assets in the Contract of at least $900,000 for any reason (for example, withdrawals from the Plan or the investment performance of the Underlying Funds).
Expenses of the Underlying Funds

A Subaccount’s value is based on the shares it owns of the Underlying Fund. As a result, the investment management fees and other expenses the Underlying Funds pay will impact the value of the Subaccounts. Charges are deducted from and expenses paid out of the assets of the Underlying Funds. You should refer to the prospectuses of the Underlying Funds for a complete description of their expenses and deductions from net assets. In addition, please see Appendix A to this Prospectus, entitled “Underlying Funds Available As Investment Options Under the Contracts”.
Premium Taxes

We currently do not deduct state and municipal premium taxes from your Deferred Compensation Amounts. We reserve the right to deduct all or a portion of the amount of any applicable taxes, including state and municipal premium taxes, from Deferred Compensation Amounts prior to their allocation among the Investment Alternatives. State premium taxes vary and are currently up to 3.5%.
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Loan Fees

If your Plan provides Collateralized Loans, it means that we will make the loan to you and you will be required to hold 120% of the loan amount in the General Account as collateral. If you take a Collateralized Loan from your Account Value, the net loan interest rate is 3.00%, which represents the difference between the interest charged on a loan and the maximum credited rate for collateral held in the General Account. For a Collateralized Loan, there are no origination or other fees.
If your Plan provides Uncollateralized Loans, also known as trusteed loans, it means that the loan amount will be withdrawn from your Account Value and paid to you, and the interest you pay on the loan will be credited to your account. If you take an Uncollateralized Loan from your Account Value, the interest rate you pay will be the prime rate +1%. For Uncollateralized Loans, there are fees based on the method of repayment, as explained in more detail in your Contract:
•
For payroll deduction loan payments there is a $75 non-refundable origination fee and a $15 non-refundable annual fee.
•
For home billing there is a $350 non-refundable origination fee, and no annual fee.
For collateralized loans, the amount held in the General Account as collateral must equal 120% of the loan amount.
The table below describes the fees and expenses that you will pay if your Plan offers loans and you take out a loan.
Loan Charges and Interest
		Uncollateralized Loans (2)
	Collateralized Loans (1)	Payroll Deduction	Home Billing
Maximum Loan Interest	Interest Rate Credited to Amounts held in the General Account +3%	Prime Rate+1%	Prime Rate +1%
Origination Fees	N/A	$75	$350
Annual Loan Fees	N/A	$15	N/A

(1)Collateralized Loans. For Collateralized Loans (non-trusteed loans) the Loan Rate is 3% higher than the interest rate we credit to amounts held in the General Account, and you will continue to be credited with interest on the amounts held in the General Account. The loan interest rate is subject to change as the interest rate we credit to amounts held in the General Account changes. The amount held in the General Account as collateral for a collateralized loan must be equal to 120% of the loan amount.
(2)
Uncollateralized Loans. For uncollateralized loans, where a Trustee has been appointed, (a) for loans repaid by payroll deduction we charge a non-refundable origination fee of $75.00 and a non-refundable annual fee of $15.00 per year and (b) for loans paid through home billing we charge a non-refundable origination fee of $350.00. The origination fees, and the annual fees through the stated maturity of an uncollateralized loan repaid by payroll deduction, are collected at the time the loan is originated and deducted from the loan proceeds. The loan amount is withdrawn from your Account Value and you pay interest at the Prime Rate +1% to your Account. As such, we do not receive any portion of the interest paid. The interest rate for each loan you take is determined at the time you take the loan and remains fixed for the life of that loan.
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General Description of Contracts
Contract Rights

The Contractholders are states, political subdivisions of a state, and any agency or instrumentality of a state of political subdivision of a state (“Governmental Units”), and trustees of Plans adopted by Governmental Units. The Contracts are issued as funding vehicles for benefits under a Plan. As a Participant in the Contractholder’s Plan, you may contribute Deferred Compensation Amounts through a voluntary salary reduction agreement.
As a Participant in the Plan, you may allocate your Deferred Compensation Amounts among the Investment Alternatives. The Code restricts the amount of compensation that you may defer under a Plan during any tax year. You may also designate a Beneficiary to receive any payments upon your death, subject to any limits under a Plan or the Code. You may change the Beneficiary either before or after the Annuity Commencement Date, by providing us (or the Contractholder or employer when the Contractholder or employer has agreed to hold such information) with written notice of the change. You may elect to withdraw your Account Value as discussed in this Prospectus, subject to the terms of the Plan, and you may elect to commence annuity payments as discussed in this Prospectus.
Contract Provisions and Limitations

We issue a Contract to a Contractholder, which owns the Contract. In the past we issued contracts to eligible employers as defined under Section 457, including tax exempt organizations and trustees of plans adopted by those organizations. We issue a Contract to a Contractholder, which owns the Contract. In the past we issued contracts to eligible employers as defined under Section 457, including tax exempt organizations and trustees of plans adopted by those organizations. Currently, we only issue contracts to Contractholders that are states, political subdivisions of a state, and any agency or instrumentality of a state or political subdivision of a state (“Governmental Units”), and trustees of Plans adopted by Governmental Units.
Amounts that you and other Participants accumulate under a Contract, as well as other assets of the Plan, belong to the Contractholder. Plans of Governmental Units must provide that all assets will be held for the exclusive benefit of Participants in a trust or in a custodial account or group annuity contract that are treated as trusts under Section 457 of the Code. This requirement does not apply to a Plan maintained by an organization exempt from taxation under the Code that is not a Governmental Unit, which Plans must provide that assets of the Plan are subject to claims of the employer’s general creditors.
You may obtain federal income tax benefits provided under Section 457 of the Code for your Deferred Compensation Amounts. Section 457 permits you to defer the recognition of income, other than for Designated Roth Contributions, if certain requirements are met. Refer to “Federal Tax Information.”
Deferred Compensation Amounts
You may defer compensation in whatever amounts and at whatever frequency you desire, subject to limitations under the Code and your Plan. You ordinarily contribute Deferred Compensation Amounts through a voluntary salary reduction arrangement, and such Deferred Compensation amounts are “pre-tax.” If permitted by your Employer’s Plan, you may also make Designated Roth Contributions. Such Deferred Compensation Amounts are made “after-tax.” If certain rules under the Code are satisfied, distributions of Designated Roth Contributions and any earnings thereon, will be tax-free. If your Plan permits, your employer also may send us Deferred Compensation Amounts for you that are in addition to the salary you have deferred. A Plan, the Code or state or local law may require a Contractholder to send the Amounts within a certain time period.
A Plan may provide that you must pay certain Plan expenses, such as accounting, legal or consulting fees or expenses of a Deferred Compensation committee or administrative board. The Contractholders may deduct those expenses before sending Deferred Compensation Amounts to us.
Minimum. You are not required to make any minimum Deferred Compensation Amount.
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Allocation of Deferred Compensation Amounts.
You may allocate your Deferred Compensation Amounts among the Investment Alternatives.
We will allocate a Deferred Compensation Amount when we receive it from the Contractholder or your employer, along with a Complete Order (see “Definitions We Use in this Prospectus” for a definition of Complete Order), according to the instructions sent with the Deferred Compensation Amount, or if no instructions are sent, on the basis of your allocation request currently on our records.
You may change the allocation instructions for future Deferred Compensation Amounts at any time. You should periodically review your allocations in light of market conditions, your investment objectives and your retirement plans and needs.
Your Right to Transfer Among Investment Alternatives

During the Accumulation Period, you may transfer all or a portion of your Account Value among Subaccounts, and between the Separate Account and the General Account, unless your Plan limits transfers. There are no tax consequences to you for transfers among Investment Alternatives.
Your request for a transfer will not be binding on us and cannot be effectuated until we receive a Complete Order (see “Definitions We Use in this Prospectus” for a definition of Complete Order) from you. Please note our policy on frequent purchases and redemptions under “Frequent Purchases and Redemptions of Subaccount Accumulation Units”.
Transfers and Allocation Changes by Telephone or Website. You may make requests by telephone or website for transfers of Account Value or to change the Investment Alternatives to which we will allocate your future Deferred Compensation Amounts. You may not make withdrawal requests by telephone or website; however certain full or partial withdrawal requests or rollover requests can be made through the secure section of our website. On any Valuation Day, we will consider requests by telephone or website that we receive prior to 4 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) as received that day. We will consider requests that we receive at or after 4 p.m. Eastern Time (or the Exchange close) as received the next Valuation Day.
You must use a password to make website requests. Your use of the Password constitutes agreement to use our website in accordance with our rules and requirements. To change your Password, you may follow the instructions at our website. To make telephone requests, you will be asked to provide your personal identification number (PIN) or identifying personal information to our Customer Service Representative.
We reserve the right to suspend or terminate at any time the rights of Participants to request transfers or reallocations by telephone or website. We also reserve the right not to accept powers of attorney or other trading authorizations granted by any Participant to a third party. Either telephone or website transactions may not be possible during periods of heavy usage or from time to time for technical reasons, and you should place your order by an alternate method during any such period. The Company’s failure to follow reasonable procedures may result in liability for any losses due to any unauthorized or fraudulent telephone or website transfers.
We will not be liable for following instructions communicated by telephone or website that we reasonably believe to be genuine. To confirm that instructions communicated by telephone or website are genuine we will ask for personally identifying information to confirm your identity, record all telephone transactions and provide confirmation of transactions, in writing, except for allocation changes made over the website.
How to Tell Us an Amount to Transfer or Withdraw. Transfer and withdrawal requests should be made on our forms and in accordance with our procedures. To tell us the amount of your Account Value to transfer or withdraw, you must specify to us:
•
the dollar amount to be taken from each Investment Alternative, or
•
for Subaccounts, the number of Accumulation Units to be transferred or withdrawn, or
•
the percentage of your Account Value in a particular Investment Alternative to be transferred or withdrawn.
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In most cases, if you are making a withdrawal and have a Designated Roth Account, you must specify whether to take the withdrawal from your Designated Roth Account or Employee Contribution Account. If you have a Rollover Account or a Designated Roth Rollover Account, amounts will be taken from the respective rollover account first. However, for corrective distributions of Deferred Compensation Amounts that exceed applicable contribution limits, withdrawals will be made from your Employee Contribution Account first, then your Roth Contribution Account, and will not be made from any of your rollover accounts.
For transfers, you also must specify the Investment Alternative(s) to which you are moving the transferred amount. Your request for a transfer or withdrawal is not binding on us and cannot be effectuated until we receive all information necessary to process your request on the required forms by U.S.P.S. regular mail to our Financial Transaction Processing Center.
Designation of Beneficiary

You may designate a Beneficiary to receive any payments due upon your death, subject to any limits under a Plan or the Code. You may change the Beneficiary either before or after the Annuity Commencement Date, by providing us (or the Contractholder or employer when the Contractholder or employer has agreed to hold such information) with written notice of the change. The designation or change in designation will take effect as of the date we (or your Contractholder or employer, if applicable) receive notice, whether or not you are living at the time of such receipt. We will not be liable, however, for any payment or settlement we make before we receive the notice of Beneficiary or change of Beneficiary.
You should specify a Beneficiary and periodically review your Beneficiary designation. We are required to pay the Beneficiary as shown in our records. You may not change a Beneficiary by naming a different person in your will.
If no Beneficiary designated by you is living at the time of your death during the Accumulation Period, or when the Annuitant dies (and the joint Annuitant, if any, dies) during the Annuity Period, unless your Plan provides otherwise we will pay a single sum payment or the Commuted Value of any remaining periodic payments to a Beneficiary or Beneficiaries determined under the Contract. The Contract lists classes of Beneficiaries in an order of preference. We will pay the surviving family member(s) in the first class of Beneficiaries we find, in this order: your spouse; your children; your parents; and your brothers and sisters. If we do not find family members in these classes, we will pay the executors or administrators of your estate.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, after utilizing Department of Labor guidance regarding locating missing participants and conducting a thorough search, we are unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you periodically review and update, if necessary, your Beneficiary designations, including full names and complete addresses, if and as they change.
Our General Account

Scope of Prospectus. We have not registered the Contracts under the Securities Act of 1933 for allocations to the General Account, nor is the General Account registered as an investment company under the 1940 Act. Disclosures regarding the fixed portion of the Contracts and the General Account, however, generally are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This Prospectus serves as a disclosure document for the variable, or Separate Account, interests under the Contracts. For more details regarding the General Account, see the Contracts themselves.
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General Description. Amounts you allocate under a Contract to the General Account become part of our general assets. Our General Account supports our insurance and annuity obligations, including the Payment of Claims under our Contracts and our Policies, and is subject to the claims of our creditors. The General Account consists of all of our general assets, other than those in the Separate Account and other segregated asset accounts.
We bear the full investment risk for all amounts that Participants allocate to the General Account. We have sole discretion to invest the assets of the General Account, subject to applicable law. Your allocation of Account Value to the General Account does not entitle you to share in the investment experience of the General Account. You should consider our claims paying ability and financial strength when allocating amounts to the General Account.
We guarantee that we will credit interest for the life of the Contract to Account Values in the General Account at a rate at least equal to the minimum rate required by your Contract. 457 Contracts being newly issued by the Company provide for a minimum rate determined in accordance with the National Association of Insurance Commissioners (NAIC) standard non-forfeiture law for annuities. The NAIC minimum rate is determined in accordance with a formula set forth in your contract that is based upon the five-year constant maturity treasury rate reported by the Federal Reserve as of the close of business on the last business day each October. In no event under that formula will the minimum guaranteed credited interest rate be less than 1% or more than 3%. We determine whether the application of the formula will change the minimum guaranteed rate each November, and any change is effective the following January 1. In our sole discretion, we may credit a higher rate of interest to Account Values in the General Account, although we are not obligated to credit interest in excess of the minimum rate. We compound interest daily on Participant Account Values in the General Account, to produce an effective annual yield that is equal to the stated interest rate. You can find the current rate for your Account Value in the General Account in your quarterly statement or by logging in to the secure “My Account” section of our website, mutualofamerica.com.
The interest rates may be different for the portion of your Account Value in the General Account being held as collateral for a loan.
We reserve the right to credit a higher interest rate than the rate otherwise set for amounts allocated to the General Account when the Contractholder uses the online retirement plan administration system provided by us or a subsidiary for the transmission and receipt of certain information regarding Participants, Deferred Compensation Amounts and other Contract information and in certain other circumstances.
Transfers and Withdrawals. You may transfer Account Value to and from the General Account and, to the extent permitted by the Code and the Plan, may withdraw Account Value from the General Account prior to the Annuity Commencement Date. We have the right to delay certain transfers and withdrawals from the General Account for up to six months following the date that we receive the transaction request.
Participation in Divisible Surplus

We are a mutual life insurance company and consequently have no stockholders. Participants share in our earnings through any dividends approved by the Company’s Board of Directors. We can give no assurance as to the amount of divisible surplus, if any, that will be available for distribution under the Contracts in the future. The determination of such divisible surplus is within the sole discretion of our Board of Directors. No dividends are anticipated.
Contract or Separate Account Changes

Funding and Other Changes We May Make
We reserve the right to make certain changes to the structure and operation of the Subaccounts at our discretion and without your prior consent. We may add, delete, or substitute Subaccounts for all contractholders or only for certain classes of contractholders. New or substitute Subaccounts may have different fees and expenses and may only be offered to certain classes of contractholders. In making changes, we will comply with applicable law and will obtain the approval of Participants and/or the Contractholders, if required.
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Substitutions may be made with respect to existing investments or the investment of future purchase payments, or both. We may close Subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The Underlying Funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. Substitutions might also occur if shares of an underlying fund should no longer be available, or if investment in any underlying fund’s shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion and, if required, after obtaining any approval that may be required by law or regulation.
We also may:
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create new Subaccounts of the Separate Account at any time;
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to the extent permitted by state and federal law, modify, combine or remove Subaccounts in the Separate Account;
•
transfer assets we have determined to be associated with the class of contracts to which the Contracts belong from one Subaccount to another Subaccount;
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create additional separate accounts or combine any two or more accounts including the Separate Account;
•
transfer assets we have determined to be associated with the class of contracts to which the Contracts belong from the Separate Account to another separate account of ours by withdrawing the same percentage of each investment in the Separate Account, with appropriate adjustments to avoid odd lots and fractions;
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operate the Separate Account as a diversified, open-end management investment company under the 1940 Act, or in any other form permitted by law, and designate an investment advisor for its management, which may be us, an affiliate of ours or another person;
•
deregister the Separate Account under the 1940 Act; and
•
operate the Separate Account under the general supervision of a committee, any or all the members of which may be interested persons (as defined in the 1940 Act) of ours or our affiliates, or discharge the committee for the Separate Account.
We may modify the provisions of the Contracts to reflect changes to the Subaccounts and the Separate Account and to comply with applicable law. We will not make any changes without any regulatory approval that may be required and, if we make any such changes, we will provide the Contractholder and Particpants with written notice as may be required under applicable law or regulation.
Evidence of Survival. When payment of a benefit is contingent upon the survival of any person, we may require that evidence of that person’s survival be furnished to us, either by personal endorsement of the check drawn for payment, or by other means satisfactory to us.
Misstatement of Information. If we pay a benefit under a Contract based on information that you or a Beneficiary misstated to us, we will recalculate the benefit when we learn of the misstatement. We will adjust the amount of the benefit payments, or the amount applied to provide the benefit, or both, to the proper amount we determine based on the corrected information.
If we underpaid benefits due to any misstatement, we will pay the amount of the underpayment in full with the next payment due under the Contract. If we overpaid any benefits due to a misstatement, we will deduct the overpayment to the extent possible from payments as they become due under the Contract. We will include interest on the amount of any underpayments or overpayments, at the effective rate designated in the Contract.
Information and Determination. Contractholders and Participants, as appropriate, must furnish us with the facts and information that we may require for the operation of the Contract including, upon request, the original or photocopy of any pertinent records held by the Contractholder, employer or Participant. A Contractholder should report to us any determination that the Contractholder or employer makes pursuant to the terms of the Plan. We may rely on reports and other information furnished by Contractholders, employers or Participants and are not obligated to inquire as to the accuracy or completeness of such reports and information.
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Revocation Rights. An employer may, in its discretion, discontinue a 457 Plan Contract without incurring surrender, withdrawal or any other charges related to such discontinuance. A Participant or Beneficiary that became a Participant or Beneficiary prior to a specific date that a New Contract (defined as contract form number 457-2009, and certificate form number 457-C-2009) was issued or reissued and does not consent to the transfer, may choose to leave the accumulated amounts on deposit with us, or may withdraw the amount in whole or in part (subject to any federal tax law restrictions on withdrawals). See “Discontinuance of a Contract”. A Participant holding a certificate under a 457 Plan Contract may withdraw all or part of their account value at any time, as permitted by the Plan, without incurring any charge or penalty. For a permitted withdrawal, you will receive a distribution of your Account Value. See “Taxation of Your Account Value and Withdrawals” for important tax and other information that should be considered.
Frequent Transfers Among Subaccounts

Frequent Purchases and Redemptions of Subaccount Accumulation Units
The purpose of our Contracts is to assist with the accumulation of long-term retirement savings. Our Contracts are not intended to provide Contractholders and Participants with a means to engage in market timing through frequent transfers of their Account Values in an attempt to take advantage of daily fluctuations in the securities markets.
Excessive frequent transfer practices designed to take advantage of short-term market changes may cause disruption to the efficient administration of portfolio management strategies and increase transaction costs. Under certain market conditions, such transfer practices can harm the investment performance of an Underlying Fund if it involves amounts which are substantial when compared to the net total Underlying Fund assets under management.
Each Underlying Fund has reserved the right to reject any aggregate purchase of Underlying Fund shares that it determines to be inconsistent with their Underlying Fund’s policies and procedures relating to market timing. As such, there is also a risk that excessive frequent transfer practices by individual Contractholders and Participants could cause an Underlying Fund to reject a net purchase order from a Subaccount on behalf of many Contractholders and Participants, thereby compromising our ability to carry out purchase and redemption orders of many of our Contractholders and Participants.
In consideration of the above, we have adopted and implemented the following policies and procedures with regard to frequent transfers.
We reserve the right to adopt additional rules that would apply to Contractholders and Participants who in our view are repeatedly engaging in short-term trading through transfers of all or a portion of their Account Values in any of the Subaccounts offered under our Contracts.
We work with the Underlying Funds to discourage Contractholders and Participants from engaging in excessive frequent transfers that could harm any Fund’s investment performance. We periodically meet with the management of the Underlying Funds to discuss any factors that may materially impact investment performance of the Underlying Funds, including excessive frequent transfer activity, if any. We periodically request a description of the Underlying Funds’ procedures and controls used to identify any excessive frequent transfer activity and a report on whether any such activity might have an adverse effect on the investment performance of any of the Underlying Funds. It should be noted that each of the Underlying Funds has established its own internal restrictions or minimums, and may decide to apply its own frequent trading policies and procedures to your transactions in the event it determines that, in its opinion, our procedures do not satisfy its particular policies and procedures. The Underlying Fund policies and procedures, if applied to your transactions, could result in a limit on the number of trades you can request in specified time periods, temporary blockage of trades or other actions. In addition, we may be required to disclose information on Participant transfers to the Underlying Funds. We also request assurance that the Underlying Funds are correctly daily valuing their Funds and appropriately using Fair Value Pricing, where required.
We aggregate all daily purchase or redemption orders received from all Contractholders and Participants under the Contracts into a net purchase or redemption of shares of the Underlying Funds. We monitor such aggregate net daily purchase and redemption into or out of each Underlying Fund to make a determination, in
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our opinion, as to whether such aggregate net trading activity is material in relation to the total assets managed by each of the Underlying Funds, and if so, whether it could have an adverse impact on an Underlying Fund’s investment performance based upon the total net assets under management. We reserve the right to look back from any daily purchase or redemption activity in order to identify frequent transfer activity involving substantial amounts.
Depending on the nature of the net transfer activity, we will determine if there is frequent transfer activity conducted by the same Contractholders and Participants which could adversely impact the investment performance of an Underlying Fund, in view of the total net assets of the Underlying Fund, or could cause an Underlying Fund to reject a net purchase order on behalf of all Contractholders and Participants. In this regard, we can review individual purchase and redemption requests by Contractholders and Participants. If, in our opinion, excessive frequent transfer activity could cause an adverse effect on the investment performance of an Underlying Fund or could cause an Underlying Fund to reject a net purchase order on behalf of all Contractholders and Participants, we will take such actions as are appropriate to discourage such activity from continuing, as noted below. We do not accommodate Participants engaging in market timing. We will take the following actions in the following order:
•
contact the Contractholder or Participant and remind them that the Contracts are not designed to be used for such frequent transfers, request that such activity cease, and inform them that their use of the website or the 800-line privileges for transfer activity will be suspended if the activity does not cease;
•
if the activity does not cease, suspend the Contractholder’s or Participant’s website and 800-line privileges for transfers and require that all future purchase and redemption requests be carried out solely via a signed, written request to initiate any transaction, to be sent to our Financial Transaction Processing Center in Boca Raton via U.S.P.S. regular mail (the “Regular U.S. Mail Rule”);
•
then, in appropriate circumstances reject a transfer request, consistent with applicable law, rule, and regulation.
These procedures are applied uniformly to all Contractholders and Participants, individually and in the aggregate, engaging in such frequent transfer activity. The Contracts seek to provide a high degree of flexibility to Contractholders and Participants in managing their long-term retirement savings and other benefits and to this end do not have “front end” charges on contributions or transfers, or “back end” surrender or redemption charges on transfers or withdrawals. The Contracts permit unlimited, no-fee transfers between and among our General Account and the Subaccounts. We have no arrangements with any person or entities to permit frequent transfer activity and no such arrangements are permitted. We have not set a restriction on the amounts or number of transactions allowed in a given period and have not established a minimum holding period other than as may be applicable regarding the policies as noted above, nor have we set an exchange or redemption fee.
There may be legal and technological limitations on our ability to impose restrictions or limitations on the transfer practices of our Contractholders and Participants which arise out of the state law affecting a Contract and the necessary judgments involved in creating monitoring parameters. Consequently, our ability to discourage excessive frequent transfers that do not involve material or substantial amounts in the Subaccounts may be limited. The detection or deterrence of frequent transfer activity involves judgments that are inherently subjective. Accordingly, there is no assurance that we can restrict all transfer activity that may adversely affect Contractholders or Participants. There can be no assurance that frequent transfers in the Subaccounts will not occur. As a result of the limitations, restrictions and judgments described in this paragraph, it is possible that some participants may succeed in frequent trading activities, and in that eventuality, the effects, if any, of such activities may to some degree impact the other participants in the Separate Account.
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Annuity Period
Available Forms of Annuity

Your Plan will specify the forms of annuity that are available to you. A life annuity protects an Annuitant from outliving the time period for receiving monthly payments, because the payments continue for the life of the Annuitant. Some forms of annuities that have a life contingency also have guaranteed minimum time periods for payments, which provide that if an Annuitant (and joint Annuitant if a joint and survivor annuity) dies before the minimum period has ended, the Beneficiary will receive the remaining Annuity Payments due. You may select the annuity form when you designate the Annuity Commencement Date.
Some of the forms of annuity we currently offer include: a Ten Years Certain and Continuous Form (with annuity payments for the later of 10 years and the death of the Annuitant); a Joint and 66 2∕3% Survivor Life with Ten Year Period Certain Form (with annuity payments for the life of the Annuitant or reduced to 66 2∕3% if the joint Annuitant survives the Annuitant, and made for the later of 10 years and the deaths of the Annuitant and joint Annuitant); and a Non-Refund Life Annuity (with payments made until the death of the Annuitant). In addition to these forms, we may in our discretion offer additional forms of annuity at the time of your Annuity Commencement Date. If your monthly Annuity Payment would be less than $50, we may elect to pay a single sum instead of providing Annuity Payments.
Amount of Annuity Payments

If your Plan permits you to apply your Account Value to obtain Annuity Payments, you may elect to receive monthly payments beginning on your Annuity Commencement Date. All of our annuities provide monthly payments. The amount of each payment and the period during which we will make payments will be based on the form of annuity you select and the amount of your Account Value, your age, your joint annuitant’s age, if applicable, the Company’s current purchase rate basis, or your guaranteed rate, whichever is more favorable to you, as of the Annuity Commencement Date. Our guarantee of payment is subject to our financial strength and ability to meet our claims-paying obligations under the Contract, so you should consider our financial strength when electing a benefit option. The duration of an annuity can affect your level of benefit, with longer durations generally producing a lower monthly payment, all things being equal.
We guarantee that the purchase rates we use to determine the amount of Annuity Payments will never be less favorable for you than the guaranteed rates in the Contract. Your Annuity Payments begin as of your Annuity Commencement Date.
Contractholder and Participant Payment Relationship. Generally, we will send Annuity Payments to you at your last known address. If your employer is a tax-exempt organization that is not a Governmental Unit, we will issue to the Contractholder or your employer for delivery to you an individual certificate setting forth the amount and terms of payment of your annuity benefits and we will send Annuity Payments to the Contractholder for transmission to you. If the Contractholder agrees, and to the extent permitted by the federal tax law, we will instead send the Annuity Payments to you.
If your employer is a tax-exempt organization that is not a Governmental Unit, until paid or otherwise made available to you, amounts deferred, all property and rights purchased with amounts deferred and all income on amounts deferred are subject to the claims of the employer’s general creditors. Governmental plans are not subject to the claims of the employer’s general creditors.
Annuity Commencement Date

Depending on the provisions of your plan, you may elect an Annuity Commencement Date that is:
•
your normal retirement date, as stated in your employer’s pension plan if you are covered by that Plan, or age 65 if there is no such plan or coverage;
•
an early retirement date, being the first day of any calendar month following an early retirement age, if any, specified in the Plan, or
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•
a late retirement date (being the first day of a calendar month after your normal retirement date), but not later than your required beginning date, which beginning in 2023 is the later of April 1 of the year following the year you reached age 73, or the year you terminate employment with the employer sponsoring the Plan.

Benefits Available Under the Contract
The following table summarizes information about the benefits available under the Contract.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Death benefit during accumulation period equal to Account Value	To provide a death benefit to one or more Beneficiaries, upon the death of the Participant during the accumulation period	Standard	No specific fee for the death benefit – included as part of overall Contract charges	Death benefit amount is reduced by the amount of any outstanding loans and interest
Optional Loans
To borrow using
your Account Value
as collateral
security for the loan
or, if your
Employer’s Plan
provides for loans to
be made using a
trust, you will
withdraw the loan
amount from your
Account Value
Optional
For collateralized
loans, the maximum
loan interest rate is
3% higher than the
interest rate
credited to amounts
held in the General
Account. For
uncollateralized
loans, the maximum
loan interest is the
Prime Rate +1%.
The origination fee
for loans repaid by
payroll deduction is
$75, with an annual
fee of $15 per year.
There is a $350
origination fee for
loans repaid
through home
billing.

If you have a loan
under a Plan
secured by all or
part of your
Account Value, we
restrict your transfer
or withdrawal from
the General
Account of the loan
collateral security
amount. In certain
401(k) Plans, loans
may be made under
a trust, which may
not be secured by
any amounts held
under a contract.

Death Benefit During the Accumulation Period

We will pay a death benefit to your Beneficiary upon your death during the Accumulation Period.
We will pay the death benefit after we have received at our home office in New York City:
•
due proof of death, generally a certified copy of your death certificate;
•
notification of election by the Beneficiary(ies) of the form of payment of death benefit; and
•
claim forms and other information and documents that we inform the beneficiary are necessary for us to process the death benefit request.
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The amount of the death benefit will be the value of your Account Value, less outstanding loans and interest, as of the date on which we receive the items listed above. Until then, your Account Value will remain allocated as it was on the date of death. If you have more than one beneficiary, each beneficiary’s share of the Account Value will remain allocated as it was on the date of death until we receive the items listed above from such beneficiary. Each beneficiary will continue to bear the risk of loss of their share of the death benefit until their claim is processed.
Form of Death Benefit Payment. We will pay the death benefit to the Beneficiary who is a natural person no later than the end of the 10th year following your death, unless the Beneficiary is an "eligible designated beneficiary," defined as an individual who was designated as your beneficiary prior to your death and is on the date of your death (i) your surviving spouse, (ii) your child under the age of majority, (iii) a disabled individual within the meaning of Code Section 72(m)(7), (iv) a chronically ill individual within the meaning of Code Section 7702B(c)(2), or (v) any other person who is not more than 10 years younger than you at the time of your death. For an eligible designated beneficiary, distributions can be made over the life or life expectancy of the beneficiary beginning the year after your death, unless the designated beneficiary is a minor child, in which case the distribution must be made within 10 years of the child reaching the age of majority.
Death Benefit After the Annuity Commencement Date

If you, as Annuitant, die (and the joint Annuitant dies, if the form is a joint annuity) on or after the Annuity Commencement Date, your Beneficiary will receive the benefit (if any) provided by the form of annuity under which we were making Annuity Payments. If you elect a form of annuity that does not provide for a certain period or full cash refund, then no payments or death benefit will be due following the death of the Annuitant (and the Joint Annuitant, as applicable) after the Annuity Commencement Date.

Purchases and Contract Value
Purchase of a Contract; Participation

We issue Contracts as a funding vehicle for benefits under a Plan. Currently, only a Governmental Unit or the trustees of a trust for a Plan established by a Governmental Unit may purchase a Contract.
Your eligibility for participation under your employer’s Plan is determined in accordance with the terms of the Plan. We or the Plan may require you to execute agreements and applications on prescribed forms. You usually must enter into a salary reduction agreement with the Contractholder for your Deferred Compensation Amounts, and an employee’s participation is usually voluntary.
Acceptance of Initial Deferred Compensation Amounts. When we receive your first Deferred Compensation Amount and accompanying documentation in Complete Order (see “Definitions We Use in this Prospectus” for a description of Complete Order), we will apply the Deferred Compensation Amount to your specified Investment Alternatives within two business days after we receive the Amount. In the event that we receive incomplete information, we will contact your employer to obtain the information necessary for it to be in Complete Order and we will hold the Deferred Compensation Amount in a non-interest bearing bank account until we have received the necessary information. If your application is incomplete and we do not receive the necessary information and signed application in Complete Order within a reasonable period of time not to exceed 45 calendar days of our receipt of the initial Deferred Compensation, we will return the Deferred Compensation Amount unless the Contractholder consents to our holding it until additional documentation is provided. We will apply the Deferred Compensation Amount within two business days after we receive the documentation in Complete Order. We enter into agreements with Plan employers that utilize our electronic processing system for the forwarding to us of applications and information about Deferred Compensation Amounts.
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Customer Identification

We will require information from you, or your employer, necessary to properly identify owners of Contracts as required by the USA PATRIOT Act of 2001 and other applicable laws and regulations.
In order to comply with federal laws and regulations to prevent the funding of terrorism and money laundering activities, we may refuse to accept an initial Contribution or issue a Contract or effect subsequent transactions, including accepting additional Contributions. These actions will be taken at our sole discretion or when we are required or compelled to do so by a government authority or applicable law.
Confirmation Statements to Participants

We will send you a confirmation statement: each time you change your allocation instructions (except that we will not send one for allocation instruction changes via our website); we receive a new Deferred Compensation Amount for you; you transfer any portion of your Account Value among the Investment Alternatives; a change occurs in the number of Accumulation Units; and a change occurs in Accumulation Unit Values attributable to your plan becoming, or ceasing to be, eligible for the Reduced Fee; or you make a withdrawal. A confirmation statement for a Deferred Compensation Amount or a change in the number of Accumulation Units and a change in Accumulation Unit Values attributable to your plan becoming, or ceasing to be, eligible for the Reduced Fee may be part of your next quarterly account statement. You should promptly report to us any error in a confirmation statement or quarterly statement. Please report any such error within 30 days after the date of the confirmation or the end of the period covered by the quarterly statement for correction.
Payment of Deferred Compensation Amounts

Deferred Compensation Amounts, if permitted by the Plan, are from:
•
salary reduction arrangements (pre-tax);
•
transfers from other contracts but only from a provider specifically identified in the Plan. Transfers while you are actively employed from a provider not specified in the Plan are prohibited; or
•
Designated Roth Contributions, if permitted by your Plan.
In addition to Deferred Compensation Amounts by salary reduction or by a single sum transfer from another provider identified in the Plan, you may rollover eligible distributions of Deferred Compensation Amounts from other Section 457 plans if your Employer’s Plan accepts rollover contributions. Rollovers of amounts attributable to Designated Roth Contributions will be maintained in a separate Designated Roth Rollover Account. Amounts that you roll over will not be subject to the limitations on Deferred Compensation Amounts from salary reduction permitted during a tax year.
We maintain the following separate account balances to record Deferred Compensation Amounts and earnings (or losses):
•
Employee Contribution Account
•
Employer Contribution Account
•
Rollover Contribution Account
•
Designated Roth Account
•
Designated Roth Rollover Account
A Contractholder (or your employer, if different) sends to us your Deferred Compensation Amounts. The Contractholder or employer is required to remit your Deferred Compensation Amount as soon as administratively feasible, but no later than 15 business days after the date on which the Amount is first available to the Contractholder for remittance. A Plan may require the Contractholder or employer to send us your Deferred Compensation Amounts at an earlier time, such as within two business days. There is no minimum Deferred Compensation Amount.
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The Contractholder (or the employer, if different) may send us Deferred Compensation Amounts by check, wire transfer or electronic funds transfer. Deferred Compensation Amounts remitted by check should be sent to: Mutual of America, P.O. Box 70249, Philadelphia, PA 19176-0249. To obtain complete details and instructions regarding wire transfers please contact your Regional Office. You can obtain the address for your Regional Office by calling our toll-free number 800.468.3785 or by visiting our website at mutualofamerica.com.
Limits on Deferred Compensation Amounts

The Code restricts the amount of compensation that you may defer under a Plan during any tax year. The general rule is that your Deferred Compensation Amount for a taxable year is limited to the lesser of
•
$22,500 for 2023 (indexed for inflation in later years), and
•
100% of your includible compensation from your employer for the year.
These limits on Deferred Compensation Amounts (or “elective deferrals”) include any amounts you designated as Designated Roth Contributions. If you work for a Governmental Unit and you will be age 50 or older on or before December 31, 2023, you may contribute an additional amount of $7,500 for 2023 (indexed for inflation in later years). These limits include any amounts you designate as Designated Roth Contributions.
A Plan may adopt a special rule applicable to the last three years before you reach normal retirement age as designated in the Plan. If your Plan has this rule, you may defer, during one of these years, the larger of (a) the age-50 additional contribution, or (b) a special catch-up contribution that is the lesser of
•
twice the otherwise applicable dollar amount for a year and
•
the amount you could defer under the general rule for that taxable year plus the amounts you could have deferred under the general rule but did not defer for each taxable year in which you were eligible to participate (“eligible years”) in the Plan and, if you work for a Governmental Unit, other Section 457 plans sponsored by a public employer in the same state under which you deferred amounts (using the general rule). If your employer is not a Governmental Unit, you may go back to 1987 (or when you became eligible under the Plan, if later) to begin determining eligible years. If your employer is a Governmental Unit, you may go back to 1979 (or when you became eligible under the Plan, if later) to begin determining eligible years.
You must reduce your Deferred Compensation Amount for a taxable year, calculated under the general and special rules described above, by deferrals for that year under any other eligible deferred compensation plan in which you participate, as required under Section 457 of the Code. Similarly, if your employer is a Governmental Unit and you are eligible to make the additional age 50 contribution, you must aggregate all age-50 catch-up contributions you make to any other employer plans in which you participate with all such contributions to this Plan, and the total may not exceed the applicable limit for a year.
Your Account Value in the Subaccounts

Accumulation Unit Values for the Subaccounts
The Accumulation Unit values reflect the investment performance and expenses of the Underlying Funds and the charges we assess on the assets of the Subaccounts. You may obtain a copy of the Separate Account’s most recent annual financial statements by calling us at 800.468.3785.
Accumulation Units in Subaccounts
We use Accumulation Units to represent Account Values in each Subaccount. We separately value the Accumulation Unit for each Subaccount.
We determine your Account Value in the Separate Account as of any Valuation Day by multiplying the number of Accumulation Units credited to you in each Subaccount by the Accumulation Unit value of that Subaccount at the end of the Valuation Day.
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Investment experience by the Subaccounts does not impact the number of Accumulation Units credited to your Account Value. The value of an Accumulation Unit for a Subaccount, however, will change as a result of the Subaccount’s investment experience, in the manner described below.
Calculation of Accumulation Unit Values
We determine Accumulation Unit values for the Subaccounts as of the close of business on each Valuation Day (generally at the close of the New York Stock Exchange). For definitions of Valuation Period and Valuation Day see “Definitions we use in this Prospectus”.
The dollar value of an Accumulation Unit for each Subaccount will vary from Valuation Period to Valuation Period. The changes in Accumulation Unit values for the Subaccounts will reflect:
•
changes in the net asset values of the Underlying Funds, depending on the investment experience and expenses of the Underlying Funds, and
•
Separate Account charges under the Contracts, with the annual rates calculated as a daily charge.
Accumulation Unit Values for Transactions
When you allocate Deferred Compensation Amounts to a Subaccount or transfer any part of your Account Value to a Fund, we credit Accumulation Units to your Account Value. When you withdraw or transfer Account Value from a Subaccount, we cancel Accumulation Units from your Account Value.
If the plan in which you are a participant becomes eligible for a Reduced Fee, on the date the plan becomes eligible, your Account Value in each Subaccount will be transferred to Accumulation Units with the same total value that will be charged the Reduced Fee (“Reduced Fee Accumulation Units”). Similarly, if your plan ceases to be eligible for a Reduced Fee on the date the plan becomes ineligible, we will transfer your Account Value to Accumulation Units with the same total value that will be charged the standard fees.
The Accumulation Unit value for a transaction is the value for the Valuation Period during which we receive the deposit or a valid request in Complete Order. As a result, we will effect the transaction at the Accumulation Unit value we determine at the next close of a Valuation Day in the Valuation Period during which we receive a Complete Order (generally the close of the New York Stock Exchange on that day). If the request is a Complete Order, the amount available for withdrawal is the Account Value at the end of the Valuation Day that we receive (and approve, where required) the Complete Order. Deposits or Requests are deemed to be received by us if received prior to close of the New York Stock Exchange on a day that the New York Stock Exchange is open for trading, or on the next day the New York Stock Exchange is open for trading if they arrive on a day that the New York Stock Exchange is officially closed or following the close of the New York Stock Exchange on a day when it is open.
We calculate the number of Accumulation Units for a transaction by dividing the dollar amount you have allocated to, or withdrawn from, the Subaccount during the Valuation Period by the applicable Accumulation Unit value of the Subaccount for that Valuation Period.
Principal Underwriter

Mutual of America Securities LLC (“Securities LLC”), an indirect wholly-owned subsidiary of Mutual of America, located at 320 Park Avenue, New York, New York 10022, serves as principal underwriter for the Contracts. Securities LLC is registered with the Securities and Exchange Commission (SEC) as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (FINRA). All persons engaged in selling the Contracts are our licensed agents and are duly qualified registered representatives of Securities LLC.
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Our Payment of Account Value to You or a Beneficiary
Withdrawals of Account Value
Unless your Plan has different provisions, you may withdraw all or any portion of your Account Value when
•
your employment with the Contractholder (or sponsoring employer) ends and you are no longer participating under the Plan
•
you reach age 70½, or
•
you suffer an unforeseen emergency, as defined in the Code or its regulations.
We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to you or electronically transfer funds to your Bank account where available.
Your Right to Make Withdrawals
Under federal tax law, the general rule is that you may not withdraw all or any portion of your Account Value before the earlier of
•
the calendar year in which you reach age 70½, or
•
the date you retire or otherwise end employment with your employer under the Plan.
If your Plan permits, you may withdraw from your Account Value in the event you have an unforeseeable emergency.
•
An unforeseeable emergency is a severe financial hardship arising from an illness or an accident to you, your spouse (as defined in federal law) or to a dependent (as defined in federal law), or the loss of your property due to casualty, certain funeral expenses or other similar extraordinary and unforeseeable circumstances arising from events beyond your control.
•
A severe financial hardship does not exist if your loss can be relieved through reimbursement by insurance, by liquidation of your other assets that does not cause severe financial hardship, or by the cessation of your Deferred Compensation Amounts.
•
The employer sponsoring the Plan will determine whether you face an unforeseeable emergency as defined in the Plan.
•
If you have an unforeseeable emergency, you may withdraw from your Account Value up to the amount you need to meet the unforeseeable emergency (limited to the amount of your Account Value).
Your Plan also may provide for distribution of your Account Value to you:
•
if your monthly annuity payment would be less than the minimum amounts set forth in your Plan, or
•
without your consent, if certain specified conditions are met, although your Plan may provide that you can elect to defer receipt of your Account Value in certain circumstances.
A Plan may, but is not required, to provide that:
•
You may choose to receive the Account Value, when you have a right to receive it, in a single sum or in installment payments instead of by receiving Annuity Payments.
•
You may elect to defer to a future date when withdrawals of your Account Value are to begin, which must begin by your required beginning date, which beginning in 2023 is the later of April 1 of the year following the year you reached age 73, or the year you terminate employment. Your plan, if it contains this provision, will specify the time and manner for you to make this election and choose a form of payment and may impose certain conditions, such as irrevocability of the election (see “When You Must Take Minimum Distributions”).
•
You may make one election to extend the date at which you will begin receiving payments of your Account Value.
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Partial Withdrawals. If you are permitted to make withdrawals under your Plan, you usually may specify a fixed amount of your Account Value to be withdrawn each month, or a fixed period during which we must pay out all of your Account Value, and special rules may apply for the amount and timing of subsequent withdrawals. The amount withdrawn from each Investment Alternative that comprises your Account Value will be withdrawn proportionally from all Investment Alternatives in your account at the time of the withdrawal request, unless you instruct us otherwise. If your plan permits, you may elect to make partial withdrawals under our Specified Payments Option of at least $100 per month and you may tell us the Investment Alternatives from which the withdrawals should be taken.
If you are subject to the minimum distribution rules under the Code, you should ensure that your withdrawals for the year equal or exceed the minimum required annual distribution. See “When You Must Take Minimum Distributions” below.
Income Tax Consequences of Withdrawals. We do not charge a fee for withdrawals or partial withdrawals. You should consider the possible federal, state and local income tax consequences of any withdrawal. You usually will have income upon any withdrawal of your Account Value, taxable at ordinary income tax rates on the amount withdrawn. Qualified distributions from a Designated Roth Account are not taxable. In addition, we may be required to withhold federal income taxes or other federal or state taxes from the amount you withdraw.
You generally must begin taking distributions of Account Value by not later than your required beginning date, which beginning in 2023 is the later of April 1 of the year following the year you reached age 73, or the year you terminate employment with the employer sponsoring the Plan. A Plan, however, may require you if you are still employed to begin receiving minimum distributions at your required beginning date. If you reached age 70½ during a year prior to 2020, you were required to begin taking distributions of Account Value by April 1 of the year following the year you reached age 70½. However, the Coronavirus Aid, Relief, and Economic Security (CARES) Act waived all minimum required distributions for 2020. If you are subject to minimum distribution requirements, you may be required to make certain withdrawals from your Account Value, or you may choose to begin receiving Annuity Payments (if your Plan permits) to meet the requirements.
When We May Postpone Payments

We will pay any amounts due from the Separate Account for a withdrawal, death benefit or termination, and will transfer any amount from the Separate Account to the General Account, within seven days, unless:
•
The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on that Exchange is restricted as determined by the SEC; or
•
The SEC by order permits postponement for the protection of Participants; or
•
An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets.
Additionally, we may postpone any payment from the Subaccount that is invested in Mutual of America Investment Corporation Money Market Fund, in the event that the Money Market Fund temporarily suspends redemption of shares because the Money Market Fund’s liquidity has fallen below required minimums because of market conditions or other factors.
In order to comply with federal laws and regulations intended to deter money-laundering, terrorism or other suspicious activities, we may refuse to accept, or decline to implement, your withdrawal or transfer orders until it is legally permissible for us to do so.

Loans
To the extent your Employer’s Plan allows participant loans, you have the right to borrow using your Account Value as collateral security for the loan or, if your Employer’s Plan provides for loans to be made using a trust, you will withdraw the loan amount from your Account Value. Your Employer’s Plan may or may not permit loans to be taken from or secured by amounts held in a Designated Roth Account. The maximum amount that can
38

be taken as a loan is limited under the Code, based on your account balance. Generally, a Participant can borrow no more than the lesser of (a) the greater of $10,000 or 50% of the Participant’s vested account balance; or (b) $50,000. The maximum amount that a Participant can borrow is also limited if the Participant has another outstanding loan. Certain exceptions may permit a Participant to take a larger loan under circumstances specified by law from time to time.
A “trusteed loan,” or Uncollateralized Loan, is a loan made through the trustee of the Plan. A “non-trusteed loan” is a loan made directly to a participant. Non-trusteed loans require collateral, and may be referred to as Collateralized Loans. Collateralized Loans are loans for which security in the amount of 120% of the loan amount is required to be transferred into the General Account and held against repayment of the loan. Trusteed loans are uncollateralized (and may be referred to as Uncollateralized Loans) and the loan amount is withdrawn from the Account Value and is paid to the participant directly.
For Uncollateralized Loans, the application for the loan is generally submitted to a trustee or trustees appointed by your employer, who is responsible for the approval, administration and collection of loans to Participants in the employer’s Plan.
For Collateralized Loans, you are required to transfer an amount equal to 120% of the loan from the Separate Account to the General Account unless you already have allocated the necessary amount of your Account Value to the General Account to serve as collateral security for repayment of the loan. The amount withdrawn from each Investment Alternative that comprises your Account Value for the transfer of collateral security or the withdrawal for a trusteed loan will be withdrawn proportionally from all Investment Alternatives in your account at the time of the request, unless you instruct us otherwise. We will not permit you to make withdrawals or transfers of the collateral amount while the loan is outstanding. There are no tax consequences to you from obtaining a loan, unless you do not make repayments when they are due. For a Collateralized Loan, you can only borrow to the extent that you have allocated a sum equal to 120% of the loan amount to the General Account. If you do not have 120% of the loan amount (in addition to sums already serving as collateral for other loans) in the General Account and do not allocate additional amounts to the General Account from your Account Value allocated to other Investment Alternatives to achieve such 120%, you cannot borrow that loan amount. We do not transfer amounts to the General Account for purposes of satisfying the collateral requirement on your behalf unless we are instructed by you to transfer from other Investment Alternatives to the General Account.
The interest rate for a Collateralized Loan is 3% higher than the General Account interest rate credited to amounts held in the General Account as collateral security. For Collateralized Loans, you will pay interest on the loan, but the amount we hold in the General Account as collateral for your loan will accrue interest. The amount held in the General Account as collateral for a loan that is a Collateralized Loan may earn interest at a rate different and lower than the rates earned by other amounts in the General Account and the interest it earns may be lower than the returns of some or all of the Subaccounts.
For Uncollateralized Loans, the loan amount is withdrawn from your Account Value. The interest rate for an Uncollateralized Loan is the Prime Rate +1%, which you pay to your Account. As such, we do not receive any portion of the interest paid. For uncollateralized loans, where a Trustee has been appointed, (a) for loans repaid by payroll deduction we charge a non-refundable origination fee of $75.00 and a non-refundable annual fee of $15.00 per year and (b) for loans paid through Home Billing we charge a non-refundable origination fee of $350.00. The origination fees, and the annual fees through the stated maturity of an uncollateralized loan repaid by payroll deduction, are collected at the time the loan is originated and deducted from the loan proceeds. These fees are non-refundable and will not be returned if the loan is repaid in advance of the stated maturity date. The interest rate for each loan you take is determined at the time you take the loan and remains fixed for the life of that loan.
Payments of principal and interest that are not made by payroll deduction are due at least quarterly. The due dates for payments of principal and interest made by payroll deduction will be based on your employer’s payroll frequency.
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Any loan shall be repaid within five years, except a loan used to purchase a primary residence of the Participant may be repaid over a period not to exceed ten years. Your repayment schedule will provide for substantially level amortization of the loan over the applicable period, which means that your payments will be substantially equal (subject to changes in the interest rate on your loan, if any). Your payments will be by payroll deduction in accordance with your payroll schedule or as otherwise permitted by the Code.
If you terminate your employment while a loan remains outstanding, you will be billed for your loan repayments.
All Plans require authorization by the Employer or third party administrator, as applicable, for Participant loans.
Amounts borrowed in a Collateralized Loan or Uncollateralized Loan do not participate in the Subaccount investment experience. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid. Death benefit proceeds payable will be reduced by the amount of any outstanding Contract loan plus accrued interest.

Administrative Provisions
How to Make Allocation Changes, Transfers and Withdrawals

In Writing. You must give instructions on our forms to change your allocations among Investment Alternatives for future Deferred Compensation Amounts, to transfer your Account Value among Investment Alternatives or to make any withdrawals of Account Value.
By Telephone or website. You may call us at our toll-free number, 800.468.3785, or visit our website at www.mutualofamerica.com to change allocation instructions for future Deferred Compensation Amounts and to transfer your Account Value among Investment Alternatives. You will be required to use a password to access our website, and to provide your personal identification number (PIN) or identifying personal information to provide instructions by telephone. You may not make withdrawals by telephone or website; however certain full or partial withdrawal requests or rollover requests can be made through the secure section of our website.
Our Home Office, Processing Center and Regional Offices. Our Home Office address is 320 Park Avenue, New York, New York 10022-6839. The address for our Financial Transaction Processing Center, where you should send requests for allocation changes or transfers among Investment Alternatives by U.S.P.S. regular mail, is 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598. You may obtain the address for the Regional Office where withdrawals are processed and that provides other services for your Contract by calling 800.468.3785 or by visiting our website at mutualofamerica.com.
Confirmation Statements. We will send you confirmation statements (which may be part of your quarterly statements) for your allocation instruction changes, except when made via our website, and for Contributions by you or by your employer on your behalf, transfers of Account Value and withdrawals of Account Value. You must promptly notify us of any error in a confirmation statement.
Contacting Mutual of America. Our Home Office address is:
Mutual of America Life Insurance Company
320 Park Avenue
New York, New York 10022-6839
You can obtain the address of your Regional Office by calling our toll-free number, 800.468.3785, or by visiting our website, mutualofamerica.com.
Participants and Contractholders must send in writing all notices and elections required or permitted under the Contracts, except that you may give certain instructions by telephone or website, as described above.
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Where You Should Direct Requests. You may request an allocation instruction change or a transfer of Account Value among Investment Alternatives by calling 800.468.3785, visiting our website at www.mutualofamerica.com or writing to our Financial Transaction Processing Center. The address is:
Mutual of America Life Insurance Company
Financial Transaction Processing Center
1150 Broken Sound Parkway NW
Boca Raton, FL 33487-3598
For withdrawals, you must make your request according to our procedures, which we may change from time to time.
Under our current procedures, certain full or partial withdrawal requests or rollover requests can be made through the secure section of our website, or you should make a withdrawal request by writing to your Regional Office.
You should use our forms to submit written requests to us; incomplete, unclear or unsigned forms will be returned without action.
Assignment, Modification or Discontinuance of Contracts

Assignment of Contract. Contractholders and Participants may not assign or transfer a Contract or any rights under a Contract, except as otherwise required or permitted by law.
Modification of Contracts. Our rights and obligations under a Contract cannot be changed or waived, unless one of our duly authorized officers signs a written agreement of the change or waiver.
We may change a Contract at any time by amendment or replacement, upon not less than 60 days’ written advance notice to the Contractholder, without the consent of any Participant or the consent of any other person who is or may become entitled to benefits under the Contract. Any change we make may not affect the amount or the terms of Annuity Payments that began before such change.
Discontinuance of a Contract. A Contractholder, at its discretion, may discontinue a Contract as of the first of a month with at least 30 days’ notice to us. We may discontinue a Contract, upon at least 31 days’ notice to the Contractholder, during which time the Contractholder may cure any remediable defaults, if: (1) the Contractholder fails to remit payment of the Contractholder’s administrative charges within 31 days after payment is due; (2) the Contractholder fails to meet the requirements of the Contract or abide by the terms of the Contract; (3) the class of group annuity contracts to which the Contract belongs is discontinued by the Company; or (4) the Contractholder elects not to use the online retirement plan administration system provided by us or a subsidiary.
Additionally, the Company may discontinue the Contract without notification to the Contractholder if mail addressed to the Contractholder at the last address on record with the Company has been returned as undeliverable and the Contractholder has not provided the Company with a new address within 60 days of the date such mail is returned.
Impact of Discontinuance of a Contract. Discontinuance of a Contract does not relieve us, the Contractholder or employer of its obligations under the Contract or the Plan, and amounts accumulated for Participants will remain under the Contract. Upon discontinuance:
•
the Contractholder or employer may not send any further Deferred Compensation Amounts, and
•
we may transfer to another insurance company or other financial institution all amounts accumulated under the Contract. A transfer may be made in any manner to which the Contractholder and we agree in writing, and may require the consent of Participants (and Beneficiaries if a death benefit has become payable) who became Participants or Beneficiaries prior to a specific date that a new Contract (defined as contract form number 457-2009, and certificate form number 457-C-2009 or similar forms issued in your state) was issued to new Contractholders or reissued to existing Contractholders. A Participant or Beneficiary whose consent is required and does not consent to the transfer may choose to leave the accumulated amounts on deposit with us, or may withdraw the amount in whole or in part (subject to any federal tax law restrictions on withdrawals).
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Taxes
For federal income tax purposes, the Separate Account is not separate from us, and its operations are considered part of our operations. Under existing federal income tax law, we do not pay taxes on the net investment income and realized capital gains earned by the Separate Account. We reserve the right, however, to make a deduction for taxes if in the future we must pay tax on the Separate Account’s operations.
Obtaining Tax Advice

The discussion below of the current federal tax status and consequences for Participants under the Contracts does not cover every situation and is for information purposes only. Tax provisions and regulations may change at any time. Tax results may vary depending upon your individual situation, and special rules may apply to you in certain cases. You also may be subject to state and local taxes, and state and local tax treatment may not conform to federal tax law. For these reasons, you or a Beneficiary should consult a qualified tax adviser for complete tax information before taking any actions that could have tax consequences.
Taxation of Your Account Value and Withdrawals

The general rule is that you must receive a payment under a Plan in order to be subject to income taxation. Except for Designated Roth Contributions, you do not include in your gross income any Deferred Compensation Amounts sent to us by the Contractholder, your employer, on your behalf, or interest or investment earnings we credit to your Account Value, until you withdraw or otherwise receive such amounts, or you have them otherwise made available to you if your employer is a tax-exempt organization that is not a Governmental Unit. The taxation of distributions from Designated Roth Accounts is determined separately from the taxation of your Employee Contribution Account and Rollover Contribution Account. In addition, qualified distributions from Designated Roth Accounts are not taxable. See “Special Treatment for Designated Roth Contributions” below.
When you receive a Plan distribution or Annuity Payments, the payment will be taxable to you as ordinary income.
The Contract

We currently only offer the Contract for use with an eligible deferred compensation plan adopted by a Governmental Unit which plan is designed to meet the requirements of Section 457(b) of the Code. Contractholders or employers are responsible for establishing and administering the Plan in accordance with Section 457. For example, a Contractholder or employer must comply with the limitations on the amounts you may defer and restrictions on withdrawals.
An eligible deferred compensation plan other than an eligible deferred compensation plan established by a Governmental Unit must provide that the Account Values under the Contract shall remain solely the property of the Contractholder, subject only to the claims of the Contractholder’s general creditors, until made available to you or your Beneficiary. Eligible deferred compensation plans established by Governmental Units must provide that all plan assets will be held for the exclusive benefit of plan participants in trusts or in custodial accounts or group annuity contracts that are treated as trusts under Section 457 of the Code. Such plan assets are not subject to the claims of the Governmental Unit’s general creditors.
Special Treatment for Designated Roth Contributions. If permitted by your Plan, you may irrevocably designate a Deferred Compensation Amount as a Designated Roth Contribution, to be deposited into a Designated Roth Account. While a Designated Roth Contribution is not excludable from your gross income when made, a qualified distribution from a Designated Roth Account is not includible in your gross income when distributed.
A qualified distribution is generally a distribution made:
42

1.
After the end of the five-year period beginning with the year in which you first made a contribution to any Designated Roth Account under the Plan; and
2.
In one of the following circumstances:
a.
You are age 59½ or older, or
b.
You have died or become disabled.
The taxable portion of any distribution from a Designated Roth Account that is not a qualified distribution will be determined by applying the general tax concepts described above as if your Designated Roth Account were a separate contract, i.e., by dividing your investment in the contract (i.e. your Designated Roth Contributions) by your Designated Roth Account balance as of the date of the distribution.
Withholding on Withdrawals and Other Payments

If your employer is a tax-exempt organization that is not a Governmental Unit, amounts of Account Value that you withdraw or receive as Annuity Payments generally are treated as wages for withholding purposes. We may be required to withhold various taxes, including federal income tax, and in some circumstances federal and state employment taxes. In addition, certain states require us to withhold for state income taxes if we withhold federal income taxes. The same rules generally apply to payments of death benefits. When you (or a Beneficiary) request withdrawals or Annuity Payments, you or the Beneficiary should ask the employer sponsoring the Plan about all withholding tax requirements.
If your employer is a Governmental Unit, distributions are not treated as wages for tax withholding purposes and different tax withholding rules apply. Distributions eligible for rollover normally will be subject to automatic 20% federal income tax withholding, unless you elect to have us pay the entire eligible withdrawal directly as a tax-free rollover to another eligible plan or an IRA.
The mandatory 20% tax withholding also does not apply to any distribution that is:
•
one of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary, or a specified period of 10 years or more,
•
a minimum distribution required under Section 401(a)(9) of the Code,
•
an unforeseeable emergency withdrawal if permitted by the Plan, or
•
a qualified distribution from a Designated Roth Account.
When you or a Beneficiary request withdrawals or Annuity Payments, we will provide detailed information and advise you or the Beneficiary of possible elections that may be made. You or the Beneficiary should carefully review this information.
If you withdraw any amounts that were previously rolled over to a 457 Plan of a Governmental Unit from another type of plan or an IRA, a 10% federal tax penalty may apply to the taxable portion of the withdrawal if you have not yet reached age 59½.
When You Must Take Minimum Distributions

A Plan is required to provide that distributions of your Account Value must begin by no later than your required beginning date, which beginning in 2023 is the later of April 1 of the year following the year you reached age 73, or the year you terminate employment with the employer sponsoring the Plan. The amounts of the required minimum distributions will be determined by IRS regulations. For certain plans of Governmental Units, distributions must begin by April 1 of the year after your employment with the Governmental Unit ends, if earlier.
You can satisfy the minimum distribution requirements by either making a withdrawal of the required amount if you are permitted to make withdrawals, or if permitted by your Plan, receiving Annuity Payments as of the Annuity Commencement Date payable for:
•
your life, or
43

•
the joint lives of you and a Beneficiary, or
•
a period certain, not longer than your life expectancy or the joint life expectancies of you and your Beneficiary.

Legal Proceedings
We are engaged in litigation of various kinds, which in our judgment are not likely to have a material adverse effect on the Separate Account, the ability of Mutual of America Securities LLC to perform under its principal underwriting contract with the Separate Account, or the Company’s ability to meet its obligations under the Contracts. There are no legal proceedings pending to which the Separate Account is a party.

Financial Statements
The required financial statements for each of Mutual of America and the Separate Account appear in the Statement of Additional Information, which you can obtain from us free of charge.
44

Appendix A: Underlying Funds Available As Investment Options Under the Contracts
The following is a list of Underlying Funds available under the Contracts. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and are available on our website mutualofamerica.com/457Funds or you can request this information at no cost by calling 800.574.9267 or by sending an email to mutualofamerica@dfinsolutions.com.
The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/22
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks investment results that correspond to the investment performance of Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”*)	Mutual of America Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.14%	-18.24%	9.25%	12.37%
Equity Fund Seeks to outperform S&P 500® Index* by investing in a diversified portfolio of primarily common stocks	Mutual of America All America Fund Adviser: Mutual of America Capital Management LLC	0.54%	-17.70%	7.53%	10.88%
Equity Fund Seeks capital appreciation	Mutual of America Small Cap Value Fund Adviser: Mutual of America Capital Management LLC	0.82%	-9.82%	3.10%	7.12%
Equity Fund Seeks capital appreciation	Mutual of America Small Cap Growth Fund Adviser: Mutual of America Capital Management LLC	0.83%	-28.37%	4.64%	9.35%
*
“Standard & Poor’s,” “S&P,” “S&P 500”, “S&P MidCap 400” and “S&P SmallCap 600” are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Mutual of America Investment Corporation’s Adviser. Standard & Poor’s does not sponsor, endorse, sell or promote the Equity Index Fund, All America Fund, Small Cap Equity Index Fund or Mid-Cap Equity Index Fund. It has no obligation or liability for the sale or operation of the Funds and makes no representations as to the advisability of investing in the Funds.

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/22
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks investment results that correspond to investment performance of S&P SmallCap 600® Index*	Mutual of America Small Cap Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.15%	-16.31%			4.06%[2]
Equity Fund Seeks capital appreciation and, to a lesser extent, current income	Mutual of America Mid Cap Value Fund Adviser: Mutual of America Capital Management LLC	0.70%	-10.67%	6.14%	9.71%
Equity Fund Seeks investment results that correspond to investment performance of S&P MidCap 400® Index*	Mutual of America Mid-Cap Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.16%	-13.23%	6.52%	10.58%
Equity Fund Seeks capital appreciation	Mutual of America International Fund Adviser: Mutual of America Capital Management LLC	0.14%	-11.09%	2.17%	4.71%
Equity Fund Seeks capital growth	American Century VP Capital Appreciation Fund Adviser: American Century Investment Management, Inc.	0.57%	-27.92%	8.26%		9.16%[3]
Equity Fund Seeks long-term capital appreciation	American Funds Insurance Series New World Fund Adviser: Capital Research and Management Company.	0.57%	-21.86%	2.58%	4.53%
Equity Fund Seeks capital appreciation	Delaware VIP® Small Cap Value Series Adviser: Delaware Management Company	0.78%	-12.09%	4.35%	9.21%
Equity Fund Seeks to provide long-term growth of capital	DWS Capital Growth VIP Adviser: DWS Investment Management Americas, Inc.	0.49%	-30.74%	9.80%	13.25%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/22
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks reasonable income and will also consider potential for capital appreciation. Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity VIP Equity-Income Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.51%	-4.96%	8.16%	10.19%
Equity Fund Seeks long-term capital appreciation	Fidelity VIP Contrafund® Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.60%	-26.31%	8.66%	11.43%
Equity Fund Seeks long-term growth of capital	Fidelity VIP Mid Cap Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.61%	-14.74%	5.95%	9.96%
Equity Fund Seeks long-term growth of capital	Goldman Sachs VIT Small Cap Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P,	0.81%	-19.38%	4.33%	9.20%
Equity Fund Seeks long-term growth of capital and dividend income	Goldman Sachs VIT US Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P.	0.57%	-19.74%	7.47%	12.14%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/22
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks capital appreciation	Invesco V.I. Main Street Fund® Adviser: Invesco Advisers, Inc.	0.80%	-20.13%	7.15%	10.76%
Equity Fund Seeks capital appreciation	MFS® VIT III Mid Cap Value Portfolio Adviser: MFS	0.79%	-8.79%	7.58%	10.86%
Equity Fund Seeks long-term growth of capital by investing primarily in securities of companies that meet Fund’s environmental, social and governance (ESG) criteria	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio Adviser: Neuberger Berman Investment Advisers LLC	0.93%	-18.45%	7.40%	10.89%
Equity Fund Seeks to provide long-term capital growth with income as secondary objective	T. Rowe Price Blue Chip Growth Portfolio Adviser: T. Rowe Price Associates, Inc.	0.75%	-38.50%	5.16%	11.68%
Equity Fund Seeks to provide long-term capital appreciation and income	Vanguard Variable Insurance Fund Diversified Value Portfolio® Advisers: Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC.	0.29%	-11.49%	8.08%	10.08%
Equity Fund Seeks to provide long-term capital appreciation	Vanguard Variable Insurance Fund International Portfolio® Advisers: Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc.	0.41%	-30.12%	4.45%	7.58%
Equity Fund Seeks to provide long-term capital growth	Victory RS Small Cap Growth Equity VIP Series Adviser: Victory Capital Management Inc.	0.88%	-36.36%	0.04%	8.86%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/22
			1 year	5 year	10 year	Life of Fund
Real Estate Fund Seeks to provide a high level of income and moderate long-term capital appreciation by tracking performance of a benchmark index that measures performance of publicly traded equity REITs and other real estate-related investments	Vanguard Variable Insurance Fund Real Estate Index Portfolio® Adviser: The Vanguard Group, Inc.	0.26%	-26.30%	3.69%	6.36%
Fixed Income Fund Seeks current income to extent consistent with maintenance of liquidity, investment quality and stability of capital	Mutual of America Money Market Fund Adviser: Mutual of America Capital Management LLC	0.24%	1.31%	1.03%	0.56%
Fixed Income Fund Primary investment objective is to produce a high level of current income with secondary investment objective to preserve shareholders’ capital.	Mutual of America Mid-Term Bond Fund Adviser: Mutual of America Capital Management LLC	0.45%	-7.66%	0.27%	1.04%
Fixed Income Fund Seeks current income, with preservation of shareholders’ capital a secondary objective	Mutual of America Bond Fund Adviser: Mutual of America Capital Management LLC	0.43%	-12.79%	-0.48%	1.13%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/22
			1 year	5 year	10 year	Life of Fund
Fixed Income Seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.	PIMCO Variable Insurance Trust Real Return Portfolio Adviser: Pacific Investment Management Company LLC.	0.62%	-11.77%	2.11%	1.05%
Fixed Income Fund Seeks to track the performance of a broad, market-weighted bond index	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio® Adviser: The Vanguard Group, Inc.	0.14%	-13.21%	-0.10%	0.92%
Balanced Fund Seeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments.	Mutual of America Composite Fund Adviser: Mutual of America Capital Management LLC	0.54%	-12.02%	5.76%	7.55%
Balanced Fund Seeks to obtain high total return with reduced risk over the long term by allocating Fund assets among stocks, bonds, and short-term instruments	Fidelity VIP Asset Manager Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.60%	-14.94%	3.75%	5.66%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/22
			1 year	5 year	10 year	Life of Fund
Balanced Fund Seeks to achieve competitive total return through actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity	Calvert VP SRI Balanced Portfolio Adviser: Calvert Research and Management.	0.64%	-15.41%	6.32%	7.57%
Balanced Fund Seeks current income and, to a lesser extent, capital appreciation	Mutual of America Conservative Allocation Fund Adviser: Mutual of America Capital Management LLC	0.41%	-12.44%	2.88%	4.41%
Balanced Fund Seeks capital appreciation and current income	Mutual of America Moderate Allocation Fund Adviser: Mutual of America Capital Management LLC	0.30%	-13.91%	4.57%	6.82%
Balanced Fund Seeks capital appreciation and, to a lesser extent, current income	Mutual of America Aggressive Allocation Fund Adviser: Mutual of America Capital Management LLC	0.31%	-15.24%	5.37%	8.38%
Balanced Funds Seeks current income consistent with preservation of capital and, to a lesser extent, capital appreciation	Mutual of America Retirement Income Fund Adviser: Mutual of America Capital Management LLC	0.47%	-11.12%	2.25%	3.89%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2015 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.48%	-12.38%	2.67%	5.30%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/22
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2020 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.42%	-13.06%	3.27%	6.15%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2025 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.38%	-13.56%	3.91%	7.12%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2030 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.35%	-14.14%	4.73%	8.04%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2035 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.33%	-15.20%	5.20%	8.61%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2040 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.31%	-15.37%	5.65%	8.91%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/22
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2045 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.30%	-15.59%	5.66%	8.94%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2050 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.31%	-15.66%	5.62%	8.97%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2055 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.34%	-15.77%	5.67%		7.99%[4]

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/22
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2060 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.39%	-15.72%			6.05%[5]
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2065 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.26%	-15.54%			8.40%[6]

The reported expense ratio for the following funds is net of fee waivers that may not continue: Mutual of America Small Cap Equity Index Fund, American Century VP Capital Appreciation Fund, American Funds Insurance Series New World Fund, Goldman Sachs VIT Small Cap Equity Insights Fund, Goldman Sachs VIT US Equity Insights Fund, Invesco V.I. Main Street Fund, MFS VIT III Mid Cap Value Portfolio, T. Rowe Price Blue Chip Growth Portfolio, Victory RS Small Cap Growth Equity VIP Series, Mutual of America 2065 Retirement Fund. Refer to the prospectuses of the Underlying Funds for more information.
2
Since inception date July 2, 2018.
3
Since inception date September 22, 2017.
4
Since inception date October 1, 2016.
5
Since inception date July 2, 2018.
6
Since inception date August 3, 2020.

Mutual of America Separate Account No. 2
320 Park Avenue, New York, New York 10022-6839
You May Obtain More Information

Registration Statement. We have filed with the SEC a Registration Statement about this Contract and Separate Account No. 2. The Registration Statement includes this Prospectus, a Statement of Additional Information (the “SAI”), and exhibits.
Statement of Additional Information. The SAI contains additional information about this Contract, the Separate Account, and our operations. We incorporate the SAI into this Prospectus by reference.
How to Obtain the SAI and Reports. You may obtain a free copy of the SAI by:
•
writing to Mutual of America at 320 Park Avenue, New York, NY 10022-6839, or
•
calling 800.574.9267 and asking for Mutual of America.
You may obtain the SAI and other information free of charge through the Mutual of America Life Insurance Company website at http://www.mutualofamerica.com.
The SEC has a website at http://www.sec.gov. You may obtain the Contract registration statement, including the SAI, through that SEC website. You also may obtain copies of reports and other information about the Separate Account, upon your payment of a duplicating fee, by electronic request at this e-mail address: publicinfo@sec.gov.
Where to Direct Questions. To request other information about the Contracts, or to make investor inquiries about the Separate Account, you also can contact your registered representative at Mutual of America.
Investment Company Act of 1940 File Number 811-03996
Securities Act of 1933 Registration Number 33-05609
EDGAR Contract identifier C000025765.

Prospectus dated May 1, 2023

STATEMENT OF ADDITIONAL INFORMATION
FOR
GROUP AND INDIVIDUAL VARIABLE ACCUMULATION ANNUITY CONTRACTS

including
Thrift Plan Contracts
Tax-Deferred Annuity Contracts
Voluntary Employee Contribution Contracts
Section 457 Contracts
Individual Retirement Annuity Contracts
Flexible Premium Annuity Contracts
Issued By
MUTUAL OF AMERICA LIFE INSURANCE COMPANY
320 Park Avenue
New York, New York 10022-6839
Through its
SEPARATE ACCOUNT NO. 2

This Statement of Additional Information (SAI) expands upon subjects we discuss in the current Prospectuses and Summary Prospectuses for the Contracts that we offer (“Contracts”).
You may obtain a copy of the Prospectus or Summary Prospectus, dated May 1, 2023, by calling 800.574.9267 or by writing to Mutual of America Life Insurance Company, 320 Park Avenue, New York, New York 10022-6839. The Prospectus contains definitions of various terms, and we incorporate those terms by reference into this Statement of Additional Information.
This Statement Of Additional Information Is Not A Prospectus, And You Should Read It In Conjunction With The Prospectus For The Contracts.

Dated: May 1, 2023

GENERAL INFORMATION
Mutual of America

Mutual of America Life Insurance Company (“Mutual of America,” or the “Company,” “we,” “us” or “our”) is a mutual life insurance company organized under the laws of the state of New York and we are authorized to transact business in 50 states and the District of Columbia. Our Home Office address is 320 Park Avenue, New York, New York 10022.
We were incorporated in 1945 as a non-profit retirement association to provide retirement and other benefits for non-profit organizations and their employees in the health and welfare field. In 1978 we reorganized as a mutual life insurance company, and now serve for-profit organizations, not-for-profit organizations, their employees and individuals.
We provide group and individual life insurance, annuities and related services for the pension, retirement, and long-range savings needs of organizations, their employees and individuals. We invest the assets we derive from our business as permitted under applicable state law. As of December 31, 2022, we had total assets, on a consolidated basis, of approximately $24.1 billion. We are registered as an investment adviser under the Investment Advisers Act of 1940 for the limited purpose of providing investment allocation services to certain defined benefit pension plans. Mutual of America and its subsidiaries sometimes use the trade name Mutual of America Financial Group.
Our Separate Account

We established the Separate Account under a resolution adopted by our Board of Directors on September 22, 1983. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). The SEC does not supervise the management or investment practices or policies of the Separate Account or Mutual of America. The 1940 Act, however, does regulate certain actions by the Separate Account.

NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACTS
The Prospectus discusses the principal risks associated with the Contracts, which include the financial risks associated with an investment in the Subaccounts and the Interest Accumulation Account, and that as designed to serve the pension, retirement or long-term savings needs, the Contracts are not designed to be source of ready liquidity. Some non-principal risks include, among other things:
•
Contribution limits. As discussed in the “Taxes” section of the Prospectus, an employee participating in certain tax-qualified defined contribution plans is subject to an annual contribution limit. Thus, the Contract is not an investment vehicle to which an employee can make unlimited Contributions (if such a feature were desired).
•
Low interest rates. The low interest rate environment that has persisted since 2008 has impacted annuities in several ways, including (a) low crediting rates for fixed general account products (like the Interest Accumulation Account) and (b) possible reductions to annuity purchase rates – thereby lowering annuity payments.

SERVICES
Expenses Paid by Third Parties

We currently receive reimbursements for administrative expenses and certain services from the investment advisers to certain of the Underlying Funds. We do not keep any of the reimbursements we receive, and we apply all of such reimbursements, to the extent received by us, to reduce the Separate Account Charge applicable to assets invested in those Subaccounts. Those reimbursements are described in detail in the Separate Account Charge Reduction – Reimbursement from Fidelity, MFS, PIMCO, T. Rowe Price, and Victory section of the Prospectus.
Service Providers

We hold title to the Separate Account’s assets, including shares of the Underlying Funds. We maintain records of all purchases and redemptions of Underlying Fund shares by each of the Subaccounts. Mid-Atlantic Trust Company, located at 1251 Waterfront Place, Suite 510, Pittsburgh, PA 15222, provides trading and custodial services for the shares of the Underlying Funds owned by us.
KPMG LLP, located at 345 Park Avenue, New York, NY 10154, is the independent registered public accounting firm of the Separate Account. They have served as the auditor of one or more of Mutual of America Life Insurance Company’s separate accounts since 2002. They have audited the accompanying statements of assets and liabilities of the subaccounts, each a subaccount comprising Mutual of America Separate Account No. 2 (the Subaccounts), as of December 31, 2022, the related statements of operations for the year or period listed, the statements of changes in net assets for each of the years or periods listed, and the related notes, including the financial highlights for each of the years or periods indicated (collectively, the financial statements).

PURCHASE OF SECURITIES BEING OFFERED
Information on purchase of the Contracts and exchange privileges between the subaccounts is set forth in the Prospectus. We do not charge a sales load in connection with sales of the Contract.
We have no arrangements with any persons or entities to permit frequent transfers of contract value and no such arrangements are permitted.

UNDERWRITER
Mutual of America Securities LLC (“Securities LLC”), an indirect wholly-owned subsidiary of Mutual of America, located at 320 Park Avenue, New York, New York 10022, serves as principal underwriter for the Contracts. Securities LLC is registered with the Securities and Exchange Commission (SEC) as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (FINRA). All persons engaged in selling the Contracts are our licensed agents and are duly qualified registered representatives of Securities LLC.
We offer the Contracts for sale on a continuous basis through certain of our employees. Securities LLC has no employees, and all registered representatives of Securities LLC are employees of Mutual of America. Pursuant to a Distribution Agreement between Securities LLC and us, we cover the expenses incurred by Securities LLC to distribute the Contracts.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The statements of assets and liabilities of Mutual of America Separate Account No. 2 as of December 31, 2022 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein.
The consolidated statutory statements of financial condition of Mutual of America Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2022 and 2021, and the related consolidated statutory statements of operations and surplus, and cash flows for each of the years in the three-year period ended December 31, 2022, have been included herein in reliance upon the reports of KPMG LLP, independent auditors. The audit report, dated March 21, 2023, covering the December 31, 2022, 2021 and 2020 consolidated statutory statements referred to above contains an explanatory paragraph that states that the Company prepared the consolidated statutory financial statements using accounting practices prescribed or permitted by the New York State Department of Financial Services, which practices differs from U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report referred to above states that the consolidated statutory financial statements are not intended to be and, therefore, are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that the consolidated statutory financial statements are presented fairly, in all material respects, in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services.

ADDITIONAL INFORMATION
We have filed with the SEC a registration statement under the Securities Act of 1933, as amended, concerning the Contracts. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information or in the current Prospectus for the Contracts. Statements contained herein concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of those documents, reference should be made to the materials filed with the SEC. The SEC has an Internet website at http://www.sec.gov, or you may write to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-6009 and obtain copies upon payment of a duplicating fee.

FINANCIAL STATEMENTS
The statements of assets and liabilities of Mutual of America Separate Account No. 2 as of December 31, 2022 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein.
The consolidated statutory statements of financial condition of Mutual of America Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2022 and 2021, and the related consolidated statutory statements of operations and surplus, and cash flows for each of the years in the three-year period ended December 31, 2022, have been included herein in reliance upon the reports of KPMG LLP, independent auditors. The audit report, dated March 21, 2023, covering the December 31, 2022, 2021 and 2020 consolidated statutory statements referred to above contains an explanatory paragraph that states that the Company prepared the consolidated statutory financial statements using accounting practices prescribed or permitted by the New York State Department of Financial Services, which practices differs from U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report referred to above states that the consolidated statutory financial statements are not intended to be and, therefore, are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that the consolidated statutory financial statements are presented fairly, in all material respects, in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services.
When you allocate Account Value to the Subaccounts, the value of the Account Value in those Subaccounts is impacted primarily by the investment results of the Underlying Fund(s).
Financial statements of the Separate Account for 2022 are included as follows:
Financial Statements of Mutual of America for 2022, 2021 and 2020 are included as follows:
You should consider our financial statements included in this Statement of Additional Information as bearing on our ability to meet our obligations under the Contracts and to support our General Account.

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Mutual of America Life Insurance Company and Contract Owners of
Mutual of America Separate Account No. 2:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix, each a subaccount comprising Mutual of America Separate Account No. 2 (the Subaccounts), as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods indicated in Note 4. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Subaccounts as of December 31, 2022, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods indicated in Note 4, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Subaccounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and transfer agents of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Mutual of America Life Insurance Company’s separate accounts since 2002.

New York, New York
May 1, 2023

Appendix
MUTUAL OF AMERICA INVESTMENT CORPORATION
Equity Index Fund
All America Fund
Small Cap Value Fund
Small Cap Growth Fund
Small Cap Equity Index Fund
Mid Cap Value Fund
Mid-Cap Equity Index Fund
Composite Fund
International Fund
Money Market Fund
Mid-Term Bond Fund
Bond Fund
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund
Retirement Income Fund
2015 Retirement Fund
2020 Retirement Fund
2025 Retirement Fund
2030 Retirement Fund
2035 Retirement Fund
2040 Retirement Fund
2045 Retirement Fund
2050 Retirement Fund
2055 Retirement Fund
2060 Retirement Fund
2065 Retirement Fund
MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.
Equity Index Portfolio
All America Portfolio
Mid-Cap Equity Index Portfolio
Mid Cap Value Portfolio
Small Cap Growth Portfolio
Small Cap Value Portfolio
Small Cap Equity Index Portfolio
Money Market Portfolio
Bond Portfolio

Mid-Term Bond Portfolio
International Portfolio
Conservative Allocation Portfolio
Moderate Allocation Portfolio
Aggressive Allocation Portfolio
Retirement Income Portfolio
2015 Retirement Portfolio
2020 Retirement Portfolio
2025 Retirement Portfolio
2030 Retirement Portfolio
2035 Retirement Portfolio
2040 Retirement Portfolio
2045 Retirement Portfolio
2050 Retirement Portfolio
2055 Retirement Portfolio
2060 Retirement Portfolio
VARIABLE INSURANCE PRODUCTS FUND
VIP Equity-Income Portfolio
VARIABLE INSURANCE PRODUCTS FUND II
VIP Contrafund Portfolio
VARIABLE INSURANCE PRODUCTS FUND V
VIP Asset Manager Portfolio
VARIABLE INSURANCE PRODUCTS FUND III
VIP Mid Cap Portfolio
VANGUARD VARIABLE INSURANCE FUNDS
VIF Diversified Value Portfolio
VIF International Portfolio
VIF Real Estate Index Portfolio
VIF Total Bond Market Index Portfolio
GOLDMAN SACHS VARIABLE INSURANCE TRUST
VIT Small Cap Equity Insights Fund
VIT US Equity Insights Fund
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Capital Appreciation Fund
AMERICAN FUNDS INSURANCE SERIES
New World Fund
CALVERT VARIABLE SERIES, INC.
VP SRI Balanced Portfolio

DELAWARE VIP TRUST
VIP Small Cap Value Series
DEUTSCHE DWS VARIABLE SERIES I
Capital Growth VIP
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. Main Street Fund
MFS VARIABLE INVESTMENT TRUST III
MFS VIT III Mid Cap Value Portfolio
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Sustainable Equity Portfolio
PIMCO VARIABLE INSURANCE TRUST
VIT Real Return Portfolio
T. ROWE PRICE EQUITY SERIES, INC.
Blue Chip Growth Portfolio
VICTORY VARIABLE INSURANCE FUNDS
Victory RS Small Cap Growth Equity VIP Series

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2022

	Mutual of America Investment Corporation
	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund
Investments at fair value
(Cost: Equity Index Fund -- $618,083,882 All America Fund -- $245,401,921 Small Cap Value Fund -- $159,807,843 Small Cap Growth Fund -- $255,076,248)
(Notes 1 and 2)	$872,097,098	$221,283,163	$155,778,309	$198,660,882
Due From (To) Mutual of America General Account	798	21,495	4,855	8,455
Net Assets	$872,097,896	$221,304,658	$155,783,164	$198,669,337
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$156,220,197	$46,261,618	$25,996,438	$32,672,440
Tier 1 Reduced Fee Units(a)	$98,635,256	$25,755,725	$18,141,317	$23,978,129
Certain National Accounts - Tier 2 Reduced Fee Units	$11,938,701	$1,248,762	$1,208,706	$1,550,187
Tier 2 Reduced Fee Units	$60,375,173	$8,475,527	$9,811,179	$12,079,675
Certain National Accounts - Tier 3 Reduced Fee Units	$42,766,862	$8,699,674	$7,099,291	$8,832,608
Certain National Accounts - Tier 4 Reduced Fee Units	$12,594,472	$1,603,468	$2,117,829	$2,826,121
Tier 3 Reduced Fee Units	$223,778,565	$43,961,421	$39,104,795	$49,460,055
Tier 4 Reduced Fee Units	$88,169,178	$17,243,139	$14,891,010	$20,060,207
Certain National Accounts - Tier 5 Reduced Fee Units	$3,370,255	$775,685	$498,311	$683,114
Tier 5 Reduced Fee Units	$40,139,702	$6,384,925	$6,673,883	$8,691,505
Standard Units(b)	$61,968,723	$17,200,175	$12,040,976	$15,665,559
Inactive and Voluntary Employee Contribution Units	$72,140,812	$43,694,539	$18,199,429	$22,169,737
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	14,780,090	1,708,578	9,537,990	10,874,566
Tier 1 Reduced Fee Units(a)	8,400,673	856,385	5,991,588	7,184,566
Certain National Accounts - Tier 2 Reduced Fee Units	1,020,666	41,679	400,715	466,240
Tier 2 Reduced Fee Units	5,170,664	283,379	3,258,370	3,639,515
Certain National Accounts - Tier 3 Reduced Fee Units	3,662,649	290,874	2,357,730	2,661,198
Certain National Accounts - Tier 4 Reduced Fee Units	1,084,399	53,900	707,146	856,107
Tier 3 Reduced Fee Units	19,301,395	1,480,335	13,080,106	15,009,158
Tier 4 Reduced Fee Units	7,727,012	589,971	5,062,140	6,186,828
Certain National Accounts - Tier 5 Reduced Fee Units	319,264	28,688	183,086	227,692
Tier 5 Reduced Fee Units	3,815,788	236,974	2,460,659	2,907,192
Standard Units(b)	6,020,996	652,492	4,537,958	5,355,927
Inactive and Voluntary Employee Contribution Units	7,126,830	1,685,306	6,973,250	7,706,372
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$10.571	$27.076	$2.726	$3.004
Tier 1 Reduced Fee Units(a)	$11.741	$30.075	$3.028	$3.337
Certain National Accounts - Tier 2 Reduced Fee Units	$11.697	$29.961	$3.016	$3.325
Tier 2 Reduced Fee Units	$11.676	$29.909	$3.011	$3.319
Certain National Accounts - Tier 3 Reduced Fee Units	$11.676	$29.909	$3.011	$3.319
Certain National Accounts - Tier 4 Reduced Fee Units	$11.614	$29.749	$2.995	$3.301
Tier 3 Reduced Fee Units	$11.594	$29.697	$2.990	$3.295

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022
	Mutual of America Investment Corporation
	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund
Tier 4 Reduced Fee Units	$11.411	$29.227	$2.942	$3.242
Certain National Accounts - Tier 5 Reduced Fee Units	$10.556	$27.038	$2.722	$3.000
Tier 5 Reduced Fee Units	$10.519	$26.944	$2.712	$2.990
Standard Units(b)	$10.290	$26.357	$2.653	$2.925
Inactive and Voluntary Employee Contribution Units	$10.122	$25.927	$2.610	$2.877

(a)Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts - Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022

	Mutual of America Investment Corporation
	Small Cap Equity Index Fund	Mid Cap Value Fund	Mid-Cap Equity Index Fund	Composite Fund
Investments at fair value
(Cost: Small Cap Equity Index Fund -- $38,252,567 Mid Cap Value Fund -- $72,299,666 Mid-Cap Equity Index Fund -- $419,894,138 Composite Fund -- $158,337,837)
(Notes 1 and 2)	$30,072,316	$70,016,343	$411,487,776	$155,415,963
Due From (To) Mutual of America General Account	(5,707)	3,574	39,925	351
Net Assets	$30,066,609	$70,019,917	$411,527,701	$155,416,314
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$5,659,297	$11,673,089	$79,701,584	$35,330,152
Tier 1 Reduced Fee Units(a)	$2,553,082	$9,411,449	$46,988,333	$15,717,424
Certain National Accounts - Tier 2 Reduced Fee Units	$491,682	$797,419	$3,881,167	$1,954,923
Tier 2 Reduced Fee Units	$2,323,041	$4,557,193	$26,434,931	$7,255,789
Certain National Accounts - Tier 3 Reduced Fee Units	$1,733,599	$3,215,560	$19,010,973	$7,105,879
Certain National Accounts - Tier 4 Reduced Fee Units	$423,470	$757,258	$5,554,538	$2,382,495
Tier 3 Reduced Fee Units	$9,126,425	$17,757,028	$105,995,263	$36,519,308
Tier 4 Reduced Fee Units	$3,082,669	$9,039,691	$45,307,276	$11,556,424
Certain National Accounts - Tier 5 Reduced Fee Units	$101,576	$340,285	$1,758,488	$501,859
Tier 5 Reduced Fee Units	$1,491,873	$3,323,318	$15,943,035	$5,799,614
Standard Units(b)	$2,274,655	$5,657,293	$29,786,278	$10,065,543
Inactive and Voluntary Employee Contribution Units	$805,240	$3,490,334	$31,165,835	$21,226,904
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	493,012	4,043,722	12,662,751	2,653,306
Tier 1 Reduced Fee Units(a)	215,807	2,935,113	6,720,442	1,062,714
Certain National Accounts - Tier 2 Reduced Fee Units	41,676	249,632	557,204	132,682
Tier 2 Reduced Fee Units	197,250	1,429,123	3,801,824	493,319
Certain National Accounts - Tier 3 Reduced Fee Units	147,200	1,008,391	2,734,123	483,126
Certain National Accounts - Tier 4 Reduced Fee Units	36,055	238,748	803,144	162,843
Tier 3 Reduced Fee Units	778,399	5,608,263	15,352,943	2,500,469
Tier 4 Reduced Fee Units	264,708	2,901,214	6,668,692	803,794
Certain National Accounts - Tier 5 Reduced Fee Units	8,830	118,046	279,743	37,742
Tier 5 Reduced Fee Units	130,143	1,156,912	2,545,147	437,691
Standard Units(b)	202,023	2,013,922	4,860,438	776,614
Inactive and Voluntary Employee Contribution Units	72,494	1,262,689	5,170,405	1,664,764
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$11.489	$2.887	$6.295	$13.316
Tier 1 Reduced Fee Units(a)	$11.830	$3.207	$6.992	$14.790
Certain National Accounts - Tier 2 Reduced Fee Units	$11.798	$3.194	$6.965	$14.734
Tier 2 Reduced Fee Units	$11.777	$3.189	$6.953	$14.708
Certain National Accounts - Tier 3 Reduced Fee Units	$11.777	$3.189	$6.953	$14.708
Certain National Accounts - Tier 4 Reduced Fee Units	$11.745	$3.172	$6.916	$14.631
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022
	Mutual of America Investment Corporation
	Small Cap Equity Index Fund	Mid Cap Value Fund	Mid-Cap Equity Index Fund	Composite Fund
Tier 3 Reduced Fee Units	$11.725	$3.166	$6.904	$14.605
Tier 4 Reduced Fee Units	$11.646	$3.116	$6.794	$14.377
Certain National Accounts - Tier 5 Reduced Fee Units	$11.504	$2.883	$6.286	$13.297
Tier 5 Reduced Fee Units	$11.463	$2.873	$6.264	$13.250
Standard Units(b)	$11.259	$2.810	$6.128	$12.962
Inactive and Voluntary Employee Contribution Units	$11.108	$2.764	$6.028	$12.751

(a)Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts - Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022

	Mutual of America Investment Corporation
	International Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Investments at fair value
(Cost: International Fund -- $33,213,722 Money Market Fund -- $64,058,047 Mid-Term Bond Fund -- $86,350,159 Bond Fund -- $197,333,979)
(Notes 1 and 2)	$30,288,571	$63,017,153	$79,586,029	$169,656,756
Due From (To) Mutual of America General Account	(143)	(1,026)	1,664	735
Net Assets	$30,288,428	$63,016,127	$79,587,693	$169,657,491
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$1,890,046	$6,077,890	$9,886,061	$22,847,227
Tier 1 Reduced Fee Units(a)	$4,626,570	$9,889,453	$9,678,656	$19,419,292
Certain National Accounts - Tier 2 Reduced Fee Units	$443,829	$809,909	$1,211,580	$2,955,888
Tier 2 Reduced Fee Units	$2,860,808	$4,152,889	$7,047,907	$12,631,368
Certain National Accounts - Tier 3 Reduced Fee Units	$1,370,270	$3,084,886	$4,559,889	$10,354,148
Certain National Accounts - Tier 4 Reduced Fee Units	$492,310	$569,911	$977,371	$1,619,911
Tier 3 Reduced Fee Units	$8,917,776	$17,182,179	$23,746,893	$51,019,461
Tier 4 Reduced Fee Units	$4,241,355	$6,541,945	$7,574,003	$18,305,571
Certain National Accounts - Tier 5 Reduced Fee Units	$351,446	$425,150	$614,179	$742,983
Tier 5 Reduced Fee Units	$1,657,740	$3,345,093	$3,432,567	$7,714,433
Standard Units(b)	$2,329,525	$6,121,920	$5,207,591	$10,225,296
Inactive and Voluntary Employee Contribution Units	$1,106,753	$4,814,902	$5,650,996	$11,821,913
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	1,699,729	2,586,070	4,221,654	3,808,027
Tier 1 Reduced Fee Units(a)	3,781,141	3,787,617	3,720,991	2,913,774
Certain National Accounts - Tier 2 Reduced Fee Units	364,113	311,351	467,573	445,205
Tier 2 Reduced Fee Units	2,351,126	1,599,391	2,724,696	1,905,826
Certain National Accounts - Tier 3 Reduced Fee Units	1,126,142	1,188,074	1,762,837	1,562,238
Certain National Accounts - Tier 4 Reduced Fee Units	406,770	220,630	379,838	245,701
Tier 3 Reduced Fee Units	7,381,127	6,663,745	9,245,043	7,751,999
Tier 4 Reduced Fee Units	3,567,254	2,577,387	2,994,214	2,824,712
Certain National Accounts - Tier 5 Reduced Fee Units	316,500	181,141	262,638	124,006
Tier 5 Reduced Fee Units	1,498,173	1,430,221	1,472,999	1,292,083
Standard Units(b)	2,152,213	2,676,290	2,283,516	1,750,347
Inactive and Voluntary Employee Contribution Units	1,039,425	2,139,357	2,520,014	2,057,616
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$1.112	$2.350	$2.342	$6.000
Tier 1 Reduced Fee Units(a)	$1.224	$2.611	$2.601	$6.665
Certain National Accounts - Tier 2 Reduced Fee Units	$1.219	$2.601	$2.591	$6.639
Tier 2 Reduced Fee Units	$1.217	$2.597	$2.587	$6.628
Certain National Accounts - Tier 3 Reduced Fee Units	$1.217	$2.597	$2.587	$6.628
Certain National Accounts - Tier 4 Reduced Fee Units	$1.210	$2.583	$2.573	$6.593
Tier 3 Reduced Fee Units	$1.208	$2.578	$2.569	$6.581
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022
	Mutual of America Investment Corporation
	International Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Tier 4 Reduced Fee Units	$1.189	$2.538	$2.530	$6.481
Certain National Accounts - Tier 5 Reduced Fee Units	$1.110	$2.347	$2.339	$5.992
Tier 5 Reduced Fee Units	$1.107	$2.339	$2.330	$5.971
Standard Units(b)	$1.082	$2.288	$2.280	$5.840
Inactive and Voluntary Employee Contribution Units	$1.065	$2.251	$2.242	$5.745

(a)Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts - Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022

	Mutual of America Investment Corporation
	Retirement Income Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund
Investments at fair value
(Cost: Retirement Income Fund -- $120,914,676 2015 Retirement Fund -- $95,846,756 2020 Retirement Fund -- $366,629,649 2025 Retirement Fund -- $684,140,044)
(Notes 1 and 2)	$103,711,001	$78,422,168	$311,106,659	$612,131,966
Due From (To) Mutual of America General Account	(1,927)	32,855	116,740	42,727
Net Assets	$103,709,074	$78,455,023	$311,223,399	$612,174,693
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$14,145,985	$19,060,836	$49,066,811	$64,387,434
Tier 1 Reduced Fee Units(a)	$12,540,468	$9,259,137	$49,377,268	$82,631,266
Certain National Accounts - Tier 2 Reduced Fee Units	$457,431	$1,939,500	$1,604,890	$3,533,899
Tier 2 Reduced Fee Units	$8,271,010	$7,070,511	$24,469,173	$58,026,851
Certain National Accounts - Tier 3 Reduced Fee Units	$7,703,849	$4,102,714	$20,285,586	$40,580,810
Certain National Accounts - Tier 4 Reduced Fee Units	$3,813,536	$1,207,514	$7,824,915	$15,249,961
Tier 3 Reduced Fee Units	$30,369,742	$18,096,407	$87,014,527	$191,580,139
Tier 4 Reduced Fee Units	$11,909,572	$9,293,214	$33,333,782	$73,336,271
Certain National Accounts - Tier 5 Reduced Fee Units	$906,205	$633,506	$2,894,693	$6,187,904
Tier 5 Reduced Fee Units	$5,977,803	$2,254,045	$14,023,446	$29,426,571
Standard Units(b)	$5,444,650	$2,932,242	$15,002,486	$37,206,702
Inactive and Voluntary Employee Contribution Units	$2,168,823	$2,605,397	$6,325,822	$10,026,885
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	8,765,909	11,264,964	27,473,662	33,134,187
Tier 1 Reduced Fee Units(a)	7,061,651	4,972,465	25,125,887	38,640,150
Certain National Accounts - Tier 2 Reduced Fee Units	258,564	1,045,533	819,768	1,658,807
Tier 2 Reduced Fee Units	4,683,453	3,818,222	12,520,562	27,285,246
Certain National Accounts - Tier 3 Reduced Fee Units	4,362,298	2,215,550	10,379,874	19,081,811
Certain National Accounts - Tier 4 Reduced Fee Units	2,170,782	655,533	4,025,149	7,208,962
Tier 3 Reduced Fee Units	17,317,693	9,841,235	44,839,097	90,722,364
Tier 4 Reduced Fee Units	6,900,747	5,135,945	17,456,501	35,294,647
Certain National Accounts - Tier 5 Reduced Fee Units	562,327	374,923	1,623,209	3,188,765
Tier 5 Reduced Fee Units	3,722,447	1,338,658	7,891,250	15,217,274
Standard Units(b)	3,466,902	1,760,000	8,631,626	19,667,417
Inactive and Voluntary Employee Contribution Units	1,403,473	1,607,963	3,699,144	5,388,408
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$1.614	$1.692	$1.786	$1.943
Tier 1 Reduced Fee Units(a)	$1.776	$1.862	$1.965	$2.138
Certain National Accounts - Tier 2 Reduced Fee Units	$1.769	$1.855	$1.958	$2.130
Tier 2 Reduced Fee Units	$1.766	$1.852	$1.954	$2.127
Certain National Accounts - Tier 3 Reduced Fee Units	$1.766	$1.852	$1.954	$2.127
Certain National Accounts - Tier 4 Reduced Fee Units	$1.757	$1.842	$1.944	$2.115
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022
	Mutual of America Investment Corporation
	Retirement Income Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund
Tier 3 Reduced Fee Units	$1.754	$1.839	$1.941	$2.112
Tier 4 Reduced Fee Units	$1.726	$1.809	$1.910	$2.078
Certain National Accounts - Tier 5 Reduced Fee Units	$1.612	$1.690	$1.783	$1.941
Tier 5 Reduced Fee Units	$1.606	$1.684	$1.777	$1.934
Standard Units(b)	$1.571	$1.647	$1.738	$1.892
Inactive and Voluntary Employee Contribution Units	$1.545	$1.620	$1.710	$1.861

(a)Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts - Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022

	Mutual of America Investment Corporation
	2030 Retirement Fund	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund
Investments at fair value
(Cost: 2030 Retirement Fund -- $689,084,164 2035 Retirement Fund -- $596,501,005 2040 Retirement Fund -- $506,767,625 2045 Retirement Fund -- $542,925,311)
(Notes 1 and 2)	$638,788,538	$557,106,794	$475,375,974	$510,600,624
Due From (To) Mutual of America General Account	29,123	55,900	(18,516)	4,249
Net Assets	$638,817,661	$557,162,694	$475,357,458	$510,604,873
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$44,910,121	$32,972,776	$27,336,234	$23,738,749
Tier 1 Reduced Fee Units(a)	$91,939,630	$72,356,322	$56,599,076	$60,508,771
Certain National Accounts - Tier 2 Reduced Fee Units	$4,608,405	$4,785,837	$3,492,793	$5,087,532
Tier 2 Reduced Fee Units	$54,748,727	$44,821,548	$39,039,855	$40,998,180
Certain National Accounts - Tier 3 Reduced Fee Units	$39,699,949	$36,014,231	$32,432,509	$32,052,252
Certain National Accounts - Tier 4 Reduced Fee Units	$16,703,281	$12,738,263	$9,885,348	$12,553,474
Tier 3 Reduced Fee Units	$205,510,453	$191,176,354	$162,755,749	$177,662,961
Tier 4 Reduced Fee Units	$89,042,327	$75,654,605	$66,590,846	$68,818,613
Certain National Accounts - Tier 5 Reduced Fee Units	$6,343,124	$4,994,590	$3,891,059	$4,056,898
Tier 5 Reduced Fee Units	$33,991,390	$33,095,069	$26,098,929	$29,220,573
Standard Units(b)	$41,546,317	$39,145,757	$37,267,208	$43,035,447
Inactive and Voluntary Employee Contribution Units	$9,773,937	$9,407,342	$9,967,852	$12,871,423
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	21,221,557	15,081,668	12,240,195	10,711,584
Tier 1 Reduced Fee Units(a)	39,477,164	30,074,184	23,029,230	24,790,498
Certain National Accounts - Tier 2 Reduced Fee Units	1,986,298	1,996,757	1,426,577	2,092,316
Tier 2 Reduced Fee Units	23,638,928	18,733,383	15,973,218	16,890,578
Certain National Accounts - Tier 3 Reduced Fee Units	17,141,298	15,052,322	13,269,812	13,205,003
Certain National Accounts - Tier 4 Reduced Fee Units	7,250,459	5,352,396	4,066,130	5,199,515
Tier 3 Reduced Fee Units	89,362,668	80,469,691	67,063,919	73,714,899
Tier 4 Reduced Fee Units	39,350,159	32,364,527	27,886,630	29,020,540
Certain National Accounts - Tier 5 Reduced Fee Units	3,001,503	2,287,665	1,744,669	1,831,696
Tier 5 Reduced Fee Units	16,140,905	15,211,641	11,743,293	13,239,520
Standard Units(b)	20,166,706	18,404,435	17,160,149	19,933,152
Inactive and Voluntary Employee Contribution Units	4,823,056	4,493,464	4,660,913	6,060,491
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$2.116	$2.186	$2.233	$2.218
Tier 1 Reduced Fee Units(a)	$2.329	$2.406	$2.458	$2.441
Certain National Accounts - Tier 2 Reduced Fee Units	$2.320	$2.397	$2.448	$2.432
Tier 2 Reduced Fee Units	$2.316	$2.393	$2.444	$2.427
Certain National Accounts - Tier 3 Reduced Fee Units	$2.316	$2.393	$2.444	$2.427
Certain National Accounts - Tier 4 Reduced Fee Units	$2.304	$2.380	$2.431	$2.414
Tier 3 Reduced Fee Units	$2.300	$2.376	$2.427	$2.410
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022
	Mutual of America Investment Corporation
	2030 Retirement Fund	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund
Tier 4 Reduced Fee Units	$2.263	$2.338	$2.388	$2.371
Certain National Accounts - Tier 5 Reduced Fee Units	$2.113	$2.183	$2.230	$2.215
Tier 5 Reduced Fee Units	$2.106	$2.176	$2.222	$2.207
Standard Units(b)	$2.060	$2.128	$2.174	$2.159
Inactive and Voluntary Employee Contribution Units	$2.027	$2.094	$2.139	$2.124

(a)Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts - Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022

	Mutual of America Investment Corporation
	2050 Retirement Fund	2055 Retirement Fund	2060 Retirement Fund	2065 Retirement Fund
Investments at fair value
(Cost: 2050 Retirement Fund -- $407,030,404 2055 Retirement Fund -- $205,506,502 2060 Retirement Fund -- $95,270,817 2065 Retirement Fund -- $21,012,257)
(Notes 1 and 2)	$381,798,160	$187,634,110	$84,908,773	$18,376,574
Due From (To) Mutual of America General Account	7,977	1,798	(7,613)	(1,254)
Net Assets	$381,806,137	$187,635,908	$84,901,160	$18,375,320
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$12,294,229	$4,193,731	$2,000,946	$1,317,222
Tier 1 Reduced Fee Units(a)	$42,807,348	$17,740,348	$8,089,137	$1,286,950
Certain National Accounts - Tier 2 Reduced Fee Units	$3,137,491	$2,547,164	$973,726	$148,031
Tier 2 Reduced Fee Units	$31,783,431	$13,281,280	$4,493,811	$1,322,589
Certain National Accounts - Tier 3 Reduced Fee Units	$28,449,217	$14,056,044	$7,494,285	$1,836,204
Certain National Accounts - Tier 4 Reduced Fee Units	$9,707,188	$4,880,406	$2,555,125	$629,522
Tier 3 Reduced Fee Units	$135,816,226	$67,883,329	$30,553,356	$6,125,211
Tier 4 Reduced Fee Units	$56,846,494	$30,267,250	$12,874,439	$2,412,196
Certain National Accounts - Tier 5 Reduced Fee Units	$2,532,679	$1,399,752	$610,845	$144,605
Tier 5 Reduced Fee Units	$22,174,676	$12,379,233	$6,326,485	$1,212,971
Standard Units(b)	$31,466,909	$17,486,785	$8,513,712	$1,890,312
Inactive and Voluntary Employee Contribution Units	$4,790,249	$1,520,586	$415,293	$49,507
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	5,675,681	2,744,580	159,985	110,810
Tier 1 Reduced Fee Units(a)	18,416,024	11,157,227	628,104	106,577
Certain National Accounts - Tier 2 Reduced Fee Units	1,354,893	1,608,036	75,817	12,274
Tier 2 Reduced Fee Units	13,749,436	8,399,149	350,513	109,793
Certain National Accounts - Tier 3 Reduced Fee Units	12,307,064	8,889,113	584,547	152,430
Certain National Accounts - Tier 4 Reduced Fee Units	4,221,715	3,099,426	199,840	52,322
Tier 3 Reduced Fee Units	59,171,140	43,186,653	2,393,822	509,706
Tier 4 Reduced Fee Units	25,138,022	19,437,557	1,015,541	201,458
Certain National Accounts - Tier 5 Reduced Fee Units	1,170,844	917,335	48,778	12,150
Tier 5 Reduced Fee Units	10,287,295	8,141,265	506,968	102,163
Standard Units(b)	14,946,994	11,763,999	694,763	160,748
Inactive and Voluntary Employee Contribution Units	2,309,392	1,039,219	34,345	4,241
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$2.166	$1.528	$12.507	$11.887
Tier 1 Reduced Fee Units(a)	$2.324	$1.590	$12.879	$12.075
Certain National Accounts - Tier 2 Reduced Fee Units	$2.316	$1.584	$12.843	$12.061
Tier 2 Reduced Fee Units	$2.312	$1.581	$12.821	$12.046
Certain National Accounts - Tier 3 Reduced Fee Units	$2.312	$1.581	$12.821	$12.046
Certain National Accounts - Tier 4 Reduced Fee Units	$2.299	$1.575	$12.786	$12.032
Tier 3 Reduced Fee Units	$2.295	$1.572	$12.763	$12.017
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022
	Mutual of America Investment Corporation
	2050 Retirement Fund	2055 Retirement Fund	2060 Retirement Fund	2065 Retirement Fund
Tier 4 Reduced Fee Units	$2.261	$1.557	$12.677	$11.974
Certain National Accounts - Tier 5 Reduced Fee Units	$2.163	$1.526	$12.523	$11.902
Tier 5 Reduced Fee Units	$2.156	$1.521	$12.479	$11.873
Standard Units(b)	$2.109	$1.487	$12.256	$11.759
Inactive and Voluntary Employee Contribution Units	$2.074	$1.463	$12.092	$11.674

(a)Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts - Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022

	Mutual of America Investment Corporation
	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Investments at fair value
(Cost: Conservative Allocation Fund -- $128,664,744 Moderate Allocation Fund-- $324,838,455 Aggressive Allocation Fund -- $261,733,087)
(Notes 1 and 2)	$110,641,498	$288,509,692	$231,865,511
Due From (To) Mutual of America General Account	761	13,750	3,240
Net Assets	$110,642,259	$288,523,442	$231,868,751
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$20,954,522	$36,409,102	$22,209,617
Tier 1 Reduced Fee Units(a)	$11,423,985	$33,289,198	$27,741,693
Certain National Accounts - Tier 2 Reduced Fee Units	$717,084	$4,742,014	$3,369,972
Tier 2 Reduced Fee Units	$6,481,835	$19,695,568	$17,336,325
Certain National Accounts - Tier 3 Reduced Fee Units	$6,240,163	$17,674,698	$11,391,700
Certain National Accounts - Tier 4 Reduced Fee Units	$2,267,349	$5,897,410	$3,657,300
Tier 3 Reduced Fee Units	$31,660,531	$83,740,651	$70,379,325
Tier 4 Reduced Fee Units	$12,683,965	$33,738,658	$26,648,493
Certain National Accounts - Tier 5 Reduced Fee Units	$1,018,164	$2,555,095	$1,327,541
Tier 5 Reduced Fee Units	$4,770,952	$16,017,688	$13,358,006
Standard Units(b)	$8,349,039	$22,518,635	$19,466,830
Inactive and Voluntary Employee Contribution Units	$4,074,670	$12,244,725	$14,981,949
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	9,962,884	12,282,770	6,022,356
Tier 1 Reduced Fee Units(a)	4,889,546	10,111,143	6,773,041
Certain National Accounts - Tier 2 Reduced Fee Units	308,084	1,445,799	825,893
Tier 2 Reduced Fee Units	2,789,704	6,015,551	4,256,149
Certain National Accounts - Tier 3 Reduced Fee Units	2,685,691	5,398,323	2,796,716
Certain National Accounts - Tier 4 Reduced Fee Units	980,993	1,810,762	902,653
Tier 3 Reduced Fee Units	13,722,318	25,757,321	17,400,706
Tier 4 Reduced Fee Units	5,582,775	10,540,801	6,693,427
Certain National Accounts - Tier 5 Reduced Fee Units	484,755	863,166	360,475
Tier 5 Reduced Fee Units	2,279,469	5,430,096	3,639,926
Standard Units(b)	4,077,671	7,803,698	5,422,496
Inactive and Voluntary Employee Contribution Units	2,023,089	4,313,748	4,242,487
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$2.103	$2.964	$3.688
Tier 1 Reduced Fee Units(a)	$2.336	$3.292	$4.096
Certain National Accounts - Tier 2 Reduced Fee Units	$2.328	$3.280	$4.080
Tier 2 Reduced Fee Units	$2.323	$3.274	$4.073
Certain National Accounts - Tier 3 Reduced Fee Units	$2.323	$3.274	$4.073
Certain National Accounts - Tier 4 Reduced Fee Units	$2.311	$3.257	$4.052
Tier 3 Reduced Fee Units	$2.307	$3.251	$4.045
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022
	Mutual of America Investment Corporation
	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Tier 4 Reduced Fee Units	$2.272	$3.201	$3.981
Certain National Accounts - Tier 5 Reduced Fee Units	$2.100	$2.960	$3.683
Tier 5 Reduced Fee Units	$2.093	$2.950	$3.670
Standard Units(b)	$2.047	$2.886	$3.590
Inactive and Voluntary Employee Contribution Units	$2.014	$2.839	$3.531

(a)Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts - Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022

	Mutual of America Variable Insurance Portfolios
	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio	Small Cap Growth Portfolio
Investments at fair value
(Cost: Equity Index Portfolio -- $59,417,915 All America Portfolio -- $12,684,543 Small Cap Value Portfolio -- $8,809,346 Small Cap Growth Portfolio -- $9,800,655)
(Notes 1 and 2)	$62,384,876	$13,665,616	$7,420,440	$7,962,515
Due From (To) Mutual of America General Account	(21,559)	(10,128)	(7,217)	(8,519)
Net Assets	$62,363,317	$13,655,488	$7,413,223	$7,953,996
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$62,363,317	$13,655,488	$7,413,223	$7,953,996
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	5,875,314	504,306	2,720,207	2,649,923
Unit Value (a)(b):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$10.615	$27.078	$2.725	$3.002

(a)Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(b)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022

	Mutual of America Variable Insurance Portfolios
	Small Cap Equity Index Portfolio	Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio
Investments at fair value
(Cost: Small Cap Equity Index Portfolio -- $3,669,061 Mid Cap Value Portfolio -- $5,017,948 Mid-Cap Equity Index Portfolio -- $31,877,193 International Portfolio -- $1,223,227)
(Notes 1 and 2)	$2,867,470	$4,564,092	$34,188,397	$1,137,482
Due From (To) Mutual of America General Account	—	15	(2,214)	—
Net Assets	$2,867,470	$4,564,107	$34,186,183	$1,137,482
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$2,867,470	$4,564,107	$34,186,183	$1,137,482
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	248,627	1,584,347	5,446,423	1,012,984
Unit Value (a)(b):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$11.533	$2.881	$6.277	$1.123

(a)Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(b)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022

	Mutual of America Variable Insurance Portfolios
	Money Market Portfolio	Mid-Term Bond Portfolio	Bond Portfolio	Retirement Income Portfolio
Investments at fair value
(Cost: Money Market Portfolio -- $27,222,670 Mid-Term Bond Portfolio -- $3,023,857 Bond Portfolio -- $7,183,623 Retirement Income Portfolio -- $5,282,255)
(Notes 1 and 2)	$27,180,198	$2,762,342	$6,244,726	$4,719,963
Due From (To) Mutual of America General Account	275	(417)	(770)	(3)
Net Assets	$27,180,473	$2,761,925	$6,243,956	$4,719,960
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$27,180,473	$2,761,925	$6,243,956	$4,719,960
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	11,549,949	1,173,153	1,036,490	2,900,890
Unit Value (a)(b):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$2.353	$2.354	$6.024	$1.627

(a)Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(b)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022

	Mutual of America Variable Insurance Portfolios
	2015 Retirement Portfolio	2020 Retirement Portfolio	2025 Retirement Portfolio	2030 Retirement Portfolio
Investments at fair value
(Cost: 2015 Retirement Portfolio -- $5,418,714 2020 Retirement Portfolio -- $14,827,035 2025 Retirement Portfolio -- $21,782,115 2030 Retirement Portfolio -- $14,446,505)
(Notes 1 and 2)	$5,173,549	$14,213,288	$21,540,371	$14,598,651
Due From (To) Mutual of America General Account	(10)	(6)	6	7
Net Assets	$5,173,539	$14,213,282	$21,540,377	$14,598,658
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$5,173,539	$14,213,282	$21,540,377	$14,598,658
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	3,029,421	7,903,869	11,009,615	6,883,870
Unit Value (a)(b):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$1.708	$1.798	$1.957	$2.121

(a)Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(b)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022

	Mutual of America Variable Insurance Portfolios
	2035 Retirement Portfolio	2040 Retirement Portfolio	2045 Retirement Portfolio	2050 Retirement Portfolio
Investments at fair value
(Cost: 2035 Retirement Portfolio -- $8,013,064 2040 Retirement Portfolio -- $7,153,341 2045 Retirement Portfolio -- $3,806,839 2050 Retirement Portfolio -- $4,032,497)
(Notes 1 and 2)	$7,934,333	$7,043,271	$3,899,351	$3,972,568
Due From (To) Mutual of America General Account	(2)	2	3	(5)
Net Assets	$7,934,331	$7,043,273	$3,899,354	$3,972,563
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$7,934,331	$7,043,273	$3,899,354	$3,972,563
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	3,613,095	3,163,663	1,756,942	1,831,056
Unit Value (a)(b):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$2.196	$2.226	$2.219	$2.170

(a)Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(b)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022

	Mutual of America Variable Insurance Portfolios
	2055 Retirement Portfolio	2060 Retirement Portfolio	Conservative Allocation Portfolio	Moderate Allocation Portfolio	Aggressive Allocation Portfolio
Investments at fair value
(Cost: 2055 Retirement Portfolio -- $915,348
2060 Retirement Portfolio -- $762,829
Conservative Allocation Portfolio -- $9,649,257
Moderate Allocation Portfolio-- $20,137,734
Aggressive Allocation Portfolio -- $4,269,842)

(Notes 1 and 2)	$923,340	$702,524	$8,828,875	$19,317,828	$4,275,763
Due From (To) Mutual of America General Account	(11)	(2)	124	(935)	(717)
Net Assets	$923,329	$702,522	$8,828,999	$19,316,893	$4,275,046
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$923,329	$702,522	$8,828,999	$19,316,893	$4,275,046
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	606,161	56,357	4,171,516	6,499,724	1,159,080
Unit Value (a)(b):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$1.523	$12.465	$2.116	$2.972	$3.689

(a)Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(b)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022

	Fidelity
	VIP Equity-Income Portfolio	VIP Asset Manager Portfolio	VIP Contrafund Portfolio	VIP Mid Cap Portfolio
Investments at fair value
(Cost: Fidelity VIP Equity-Income Portfolio -- $261,166,414
Fidelity VIP Asset Manager Portfolio -- $130,806,381
Fidelity VIP Contrafund Portfolio -- $578,270,402
Fidelity VIP Mid Cap Portfolio -- $176,317,585)

(Notes 1 and 2)	$275,443,301	$124,312,122	$673,721,849	$171,126,666
Due From (To) Mutual of America General Account	(13,200)	590	(12,266)	(2,917)
Net Assets	$275,430,101	$124,312,712	$673,709,583	$171,123,749
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$50,066,078	$19,159,678	$151,696,062	$29,327,639
Tier 1 Reduced Fee Units(a)	$35,282,212	$14,626,085	$79,283,762	$22,818,192
Certain National Accounts - Tier 2 Reduced Fee Units	$2,938,002	$1,491,689	$6,184,069	$1,995,148
Tier 2 Reduced Fee Units	$14,399,006	$7,356,372	$37,696,116	$12,767,832
Certain National Accounts - Tier 3 Reduced Fee Units	$12,831,873	$6,488,823	$27,206,067	$7,665,228
Certain National Accounts - Tier 4 Reduced Fee Units	$4,409,365	$1,646,619	$8,270,068	$1,784,006
Tier 3 Reduced Fee Units	$69,577,549	$37,097,680	$154,374,299	$44,900,952
Tier 4 Reduced Fee Units	$27,158,803	$11,494,839	$59,743,191	$19,186,930
Certain National Accounts - Tier 5 Reduced Fee Units	$807,237	$256,580	$2,099,376	$601,179
Tier 5 Reduced Fee Units	$10,137,454	$6,070,920	$23,033,054	$7,705,027
Standard Units(b)	$17,591,837	$8,786,706	$44,645,755	$12,210,165
Inactive and Voluntary Employee Contribution Units	$30,230,685	$9,836,721	$79,477,764	$10,161,451
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	441,131	329,873	1,116,537	258,972
Tier 1 Reduced Fee Units(a)	279,869	226,708	525,351	181,401
Certain National Accounts - Tier 2 Reduced Fee Units	23,394	23,209	41,132	15,921
Tier 2 Reduced Fee Units	114,852	114,660	251,170	102,067
Certain National Accounts - Tier 3 Reduced Fee Units	102,352	101,138	181,274	61,276
Certain National Accounts - Tier 4 Reduced Fee Units	35,359	25,801	55,399	14,338
Tier 3 Reduced Fee Units	558,925	582,303	1,035,936	361,507
Tier 4 Reduced Fee Units	221,738	183,367	407,469	157,010
Certain National Accounts - Tier 5 Reduced Fee Units	7,122	4,424	15,474	5,316
Tier 5 Reduced Fee Units	89,758	105,035	170,364	68,341
Standard Units(b)	159,213	155,371	337,509	110,766
Inactive and Voluntary Employee Contribution Units	278,158	176,858	610,914	93,710
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$113.497	$58.082	$135.864	$113.241
Tier 1 Reduced Fee Units(a)	$126.067	$64.515	$150.916	$125.788
Certain National Accounts - Tier 2 Reduced Fee Units	$125.590	$64.271	$150.346	$125.313
Tier 2 Reduced Fee Units	$125.370	$64.158	$150.082	$125.093
Certain National Accounts - Tier 3 Reduced Fee Units	$125.370	$64.158	$150.082	$125.093
Certain National Accounts - Tier 4 Reduced Fee Units	$124.703	$63.820	$149.281	$124.423
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022
	Fidelity
	VIP Equity-Income Portfolio	VIP Asset Manager Portfolio	VIP Contrafund Portfolio	VIP Mid Cap Portfolio
Tier 3 Reduced Fee Units	$124.485	$63.708	$149.019	$124.205
Tier 4 Reduced Fee Units	$122.482	$62.688	$146.620	$122.202
Certain National Accounts - Tier 5 Reduced Fee Units	$113.339	$58.002	$135.674	$113.083
Tier 5 Reduced Fee Units	$112.942	$57.799	$135.199	$112.687
Standard Units(b)	$110.483	$56.540	$132.255	$110.234
Inactive and Voluntary Employee Contribution Units	$108.682	$55.619	$130.096	$108.435

(a)Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts - Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022

	Vanguard
	VIF Diversified Value Portfolio	VIF International Portfolio	VIF Real Estate Index Portfolio	VIF Total Bond Market Index Portfolio
Investments at fair value
(Cost: Vanguard VIF Diversified Value Portfolio --
$232,675,183
Vanguard VIF International Portfolio -- $310,736,902
Vanguard VIF Real Estate Index Portfolio -- $65,141,217
Vanguard VIF Total Bond Market Index Portfolio --
$58,235,405)

(Notes 1 and 2)	$236,218,197	$301,103,403	$56,520,053	$49,014,102
Due From (To) Mutual of America General Account	2,551	(14,552)	3,298	2,142
Net Assets	$236,220,748	$301,088,851	$56,523,351	$49,016,244
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$50,585,332	$53,835,367	$8,314,884	$10,746,565
Tier 1 Reduced Fee Units(a)	$25,142,160	$33,622,667	$5,883,962	$3,417,848
Certain National Accounts - Tier 2 Reduced Fee Units	$3,680,236	$4,044,185	$771,329	$432,174
Tier 2 Reduced Fee Units	$15,921,619	$22,407,086	$3,430,154	$3,883,032
Certain National Accounts - Tier 3 Reduced Fee Units	$10,663,460	$12,915,471	$3,136,525	$2,690,937
Certain National Accounts - Tier 4 Reduced Fee Units	$4,245,623	$3,945,776	$912,834	$1,560,802
Tier 3 Reduced Fee Units	$63,919,459	$85,543,997	$17,844,564	$14,227,801
Tier 4 Reduced Fee Units	$26,611,761	$30,372,910	$6,939,797	$5,592,381
Certain National Accounts - Tier 5 Reduced Fee Units	$1,144,468	$1,208,811	$262,536	$260,013
Tier 5 Reduced Fee Units	$9,062,116	$12,378,097	$2,999,594	$2,500,790
Standard Units(b)	$15,236,460	$19,425,801	$4,584,517	$2,544,859
Inactive and Voluntary Employee Contribution Units	$10,008,054	$21,388,683	$1,442,655	$1,159,042
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	1,212,256	1,264,122	425,278	1,104,516
Tier 1 Reduced Fee Units(a)	542,498	710,807	282,559	341,213
Certain National Accounts - Tier 2 Reduced Fee Units	79,711	85,821	37,181	43,264
Tier 2 Reduced Fee Units	345,454	476,333	165,637	389,406
Certain National Accounts - Tier 3 Reduced Fee Units	231,367	274,559	151,458	269,858
Certain National Accounts - Tier 4 Reduced Fee Units	92,613	84,331	44,317	156,950
Tier 3 Reduced Fee Units	1,396,766	1,831,501	867,864	1,433,221
Tier 4 Reduced Fee Units	590,817	660,732	341,959	567,156
Certain National Accounts - Tier 5 Reduced Fee Units	27,465	28,423	13,452	26,695
Tier 5 Reduced Fee Units	218,240	292,073	154,238	257,654
Standard Units(b)	375,044	468,535	240,974	266,960
Inactive and Voluntary Employee Contribution Units	250,470	524,481	77,089	123,239
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$41.728	$42.590	$19.544	$9.728
Tier 1 Reduced Fee Units(a)	$46.345	$47.302	$20.824	$10.017
Certain National Accounts - Tier 2 Reduced Fee Units	$46.170	$47.123	$20.745	$9.989
Tier 2 Reduced Fee Units	$46.089	$47.041	$20.709	$9.972
Certain National Accounts - Tier 3 Reduced Fee Units	$46.089	$47.041	$20.709	$9.972
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022
	Vanguard
	VIF Diversified Value Portfolio	VIF International Portfolio	VIF Real Estate Index Portfolio	VIF Total Bond Market Index Portfolio
Certain National Accounts - Tier 4 Reduced Fee Units	$45.843	$46.789	$20.598	$9.945
Tier 3 Reduced Fee Units	$45.762	$46.707	$20.562	$9.927
Tier 4 Reduced Fee Units	$45.042	$45.969	$20.294	$9.860
Certain National Accounts - Tier 5 Reduced Fee Units	$41.669	$42.529	$19.516	$9.740
Tier 5 Reduced Fee Units	$41.524	$42.380	$19.448	$9.706
Standard Units(b)	$40.619	$41.458	$19.025	$9.533
Inactive and Voluntary Employee Contribution Units	$39.957	$40.781	$18.714	$9.405

(a)Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts - Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022

	Goldman Sachs		American Century	American Funds
	VIT Small Cap Equity Insights Fund	VIT US Equity Insights Fund	VP Capital Appreciation Fund	New World Fund
Investments at fair value
(Cost: Goldman Sachs VIT Small Cap Equity Insights Fund --
$10,683,820
Goldman Sachs VIT US Equity Insights Fund -- $11,085,786
American Century VP Capital Appreciation Fund -- $311,876,283
American Funds New World Fund -- $17,696,009)

(Notes 1 and 2)	$7,719,520	$8,551,768	$272,069,290	$15,963,010
Due From (To) Mutual of America General Account	(9)	(7)	(6,928)	95
Net Assets	$7,719,511	$8,551,761	$272,062,362	$15,963,105
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$1,624,136	$1,925,236	$56,461,635	$2,206,307
Tier 1 Reduced Fee Units(a)	$1,180,729	$1,067,574	$31,674,089	$1,695,260
Certain National Accounts - Tier 2 Reduced Fee Units	$33,573	$36,861	$2,522,385	$121,587
Tier 2 Reduced Fee Units	$409,285	$308,870	$14,909,716	$1,208,064
Certain National Accounts - Tier 3 Reduced Fee Units	$174,524	$593,162	$12,332,933	$788,853
Certain National Accounts - Tier 4 Reduced Fee Units	$111,634	$251,346	$3,491,545	$246,779
Tier 3 Reduced Fee Units	$1,628,717	$2,153,715	$65,731,917	$4,720,012
Tier 4 Reduced Fee Units	$904,373	$876,452	$23,408,908	$2,087,082
Certain National Accounts - Tier 5 Reduced Fee Units	$24,671	$21,726	$1,170,199	$18,852
Tier 5 Reduced Fee Units	$447,290	$373,828	$10,898,756	$844,525
Standard Units(b)	$771,498	$638,864	$20,035,852	$1,750,738
Inactive and Voluntary Employee Contribution Units	$409,081	$304,127	$29,424,427	$275,046
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	144,043	149,926	821,911	68,477
Tier 1 Reduced Fee Units(a)	102,356	81,261	415,147	49,382
Certain National Accounts - Tier 2 Reduced Fee Units	2,915	2,811	33,186	3,555
Tier 2 Reduced Fee Units	35,605	23,593	196,505	35,386
Certain National Accounts - Tier 3 Reduced Fee Units	15,182	45,309	162,544	23,107
Certain National Accounts - Tier 4 Reduced Fee Units	9,729	19,233	46,265	7,267
Tier 3 Reduced Fee Units	142,186	165,090	872,525	139,242
Tier 4 Reduced Fee Units	79,368	67,538	315,816	62,377
Certain National Accounts - Tier 5 Reduced Fee Units	2,184	1,689	17,059	586
Tier 5 Reduced Fee Units	39,739	29,162	159,436	26,341
Standard Units(b)	69,511	50,541	299,622	55,817
Inactive and Voluntary Employee Contribution Units	37,247	24,314	447,329	8,915
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$11.276	$12.841	$68.695	$32.220
Tier 1 Reduced Fee Units(a)	$11.535	$13.138	$76.296	$34.329
Certain National Accounts - Tier 2 Reduced Fee Units	$11.515	$13.114	$76.008	$34.200
Tier 2 Reduced Fee Units	$11.495	$13.092	$75.875	$34.140
Certain National Accounts - Tier 3 Reduced Fee Units	$11.495	$13.092	$75.875	$34.140
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022
	Goldman Sachs		American Century	American Funds
	VIT Small Cap Equity Insights Fund	VIT US Equity Insights Fund	VP Capital Appreciation Fund	New World Fund
Certain National Accounts - Tier 4 Reduced Fee Units	$11.475	$13.069	$75.468	$33.957
Tier 3 Reduced Fee Units	$11.455	$13.046	$75.335	$33.898
Tier 4 Reduced Fee Units	$11.395	$12.977	$74.122	$33.459
Certain National Accounts - Tier 5 Reduced Fee Units	$11.295	$12.864	$68.598	$32.174
Tier 5 Reduced Fee Units	$11.256	$12.819	$68.358	$32.062
Standard Units(b)	$11.099	$12.640	$66.870	$31.364
Inactive and Voluntary Employee Contribution Units	$10.983	$12.508	$65.778	$30.852

(a)Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts - Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022

	Calvert	Delaware	DWS	Invesco
	VP SRI Balanced Portfolio	VIP Small Cap Value Series	Capital Growth VIP	V.I. Main Street Fund
Investments at fair value
(Cost: Calvert VP SRI Balanced Portfolio -- $136,423,420 Delaware VIP Small Cap Value Series -- $23,065,576 DWS Capital Growth VIP -- $368,771,066 Invesco V.I. Main Street Fund/VA -- $77,437,375)
(Notes 1 and 2)	$136,752,763	$19,950,644	$373,870,473	$55,254,076
Due From (To) Mutual of America General Account	254	38	(6,363)	43
Net Assets	$136,753,017	$19,950,682	$373,864,110	$55,254,119
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$22,612,635	$6,184,234	$75,662,813	$8,908,469
Tier 1 Reduced Fee Units(a)	$7,242,874	$2,504,010	$42,581,126	$8,287,535
Certain National Accounts - Tier 2 Reduced Fee Units	$3,107,156	$313,887	$4,032,143	$894,703
Tier 2 Reduced Fee Units	$9,008,924	$807,657	$19,069,639	$3,348,033
Certain National Accounts - Tier 3 Reduced Fee Units	$8,427,137	$1,031,032	$14,483,907	$2,020,241
Certain National Accounts - Tier 4 Reduced Fee Units	$2,665,255	$76,640	$3,794,104	$1,009,430
Tier 3 Reduced Fee Units	$33,139,544	$3,915,043	$79,163,464	$15,293,476
Tier 4 Reduced Fee Units	$14,937,234	$2,355,840	$31,652,961	$6,021,543
Certain National Accounts - Tier 5 Reduced Fee Units	$744,899	$91,089	$992,348	$145,980
Tier 5 Reduced Fee Units	$8,073,685	$840,421	$12,447,447	$2,832,316
Standard Units(b)	$14,680,916	$1,159,818	$25,825,150	$3,942,997
Inactive and Voluntary Employee Contribution Units	$12,112,758	$671,011	$64,159,008	$2,549,396
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	3,012,287	503,733	549,855	136,468
Tier 1 Reduced Fee Units(a)	868,684	199,366	278,608	114,306
Certain National Accounts - Tier 2 Reduced Fee Units	374,079	25,035	26,482	12,387
Tier 2 Reduced Fee Units	1,086,511	64,530	125,465	46,434
Certain National Accounts - Tier 3 Reduced Fee Units	1,016,345	82,378	95,294	28,019
Certain National Accounts - Tier 4 Reduced Fee Units	323,145	6,134	25,097	14,075
Tier 3 Reduced Fee Units	4,025,013	313,905	524,563	213,617
Tier 4 Reduced Fee Units	1,842,972	189,885	213,105	85,454
Certain National Accounts - Tier 5 Reduced Fee Units	99,367	7,407	7,222	2,239
Tier 5 Reduced Fee Units	1,080,780	68,576	90,903	43,601
Standard Units(b)	2,008,878	95,971	192,775	62,061
Inactive and Voluntary Employee Contribution Units	1,685,027	56,113	486,924	40,785
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$7.507	$12.277	$137.606	$65.279
Tier 1 Reduced Fee Units(a)	$8.338	$12.560	$152.835	$72.503
Certain National Accounts - Tier 2 Reduced Fee Units	$8.306	$12.538	$152.258	$72.229
Tier 2 Reduced Fee Units	$8.292	$12.516	$151.991	$72.102
Certain National Accounts - Tier 3 Reduced Fee Units	$8.292	$12.516	$151.991	$72.102
Certain National Accounts - Tier 4 Reduced Fee Units	$8.248	$12.494	$151.178	$71.718
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022
	Calvert	Delaware	DWS	Invesco
	VP SRI Balanced Portfolio	VIP Small Cap Value Series	Capital Growth VIP	V.I. Main Street Fund
Tier 3 Reduced Fee Units	$8.233	$12.472	$150.913	$71.593
Tier 4 Reduced Fee Units	$8.105	$12.407	$148.532	$70.466
Certain National Accounts - Tier 5 Reduced Fee Units	$7.496	$12.298	$137.413	$65.188
Tier 5 Reduced Fee Units	$7.470	$12.255	$136.932	$64.960
Standard Units(b)	$7.308	$12.085	$133.950	$63.545
Inactive and Voluntary Employee Contribution Units	$7.188	$11.958	$131.764	$62.509

(a)Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts - Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022

	MFS	Neuberger Berman Advisers Management Trust	PIMCO	T. Rowe Price	Victory
	VIT III Mid Cap Value Portfolio	Sustainable Equity Portfolio	VIT Real Return Portfolio	Blue Chip Growth Portfolio	RS Small Cap Growth Equity VIP Series
Investments at fair value
(Cost: MFS VIT III Mid Cap Value Portfolio --
$10,353,371
Neuberger Berman Advisers Management Trust
Sustainable Equity Portfolio -- $12,916,703
PIMCO VIT Real Return Portfolio -- $50,042,210
T. Rowe Price Blue Chip Growth Portfolio --
$309,215,476
Victory RS Small Cap Growth Equity VIP Series --
$7,754,080)

(Notes 1 and 2)	$9,332,040	$11,158,989	$43,557,804	$256,100,667	$4,157,470
Due From (To) Mutual of America General Account	43	(2)	(1,173)	31,894	17
Net Assets	$9,332,083	$11,158,987	$43,556,631	$256,132,561	$4,157,487
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$3,210,119	$2,251,593	$12,391,077	$55,411,445	$622,108
Tier 1 Reduced Fee Units(a)	$460,536	$731,782	$2,617,837	$27,284,935	$364,609
Certain National Accounts - Tier 2 Reduced Fee Units	$18,821	$43,036	$104,409	$2,414,204	$31,432
Tier 2 Reduced Fee Units	$491,012	$1,117,349	$3,108,411	$17,324,601	$176,382
Certain National Accounts - Tier 3 Reduced Fee Units	$464,183	$570,212	$2,117,221	$12,749,653	$232,213
Certain National Accounts - Tier 4 Reduced Fee Units	$87,726	$305,451	$376,558	$3,766,768	$59,595
Tier 3 Reduced Fee Units	$2,413,522	$2,111,146	$13,874,449	$69,731,951	$1,124,387
Tier 4 Reduced Fee Units	$1,040,702	$1,466,077	$4,439,098	$29,389,843	$597,858
Certain National Accounts - Tier 5 Reduced Fee Units	$18,478	$87,243	$75,789	$1,308,787	$43,492
Tier 5 Reduced Fee Units	$436,710	$1,316,832	$1,928,968	$10,999,025	$325,917
Standard Units	$547,133	$1,050,381	$1,885,424	$17,090,987	$450,832
Inactive and Voluntary Employee Contribution Units	$143,141	$107,885	$637,390	$8,660,362	$128,662
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	230,181	174,475	860,513	1,472,767	77,376
Tier 1 Reduced Fee Units(a)	32,070	55,427	170,653	680,606	44,328
Certain National Accounts - Tier 2 Reduced Fee Units	1,314	3,265	6,832	60,449	3,828
Tier 2 Reduced Fee Units	34,346	84,928	203,762	434,551	21,519
Certain National Accounts - Tier 3 Reduced Fee Units	32,470	43,341	138,788	319,798	28,331
Certain National Accounts - Tier 4 Reduced Fee Units	6,153	23,258	24,817	94,991	7,284
Tier 3 Reduced Fee Units	169,584	161,029	916,013	1,761,597	137,660
Tier 4 Reduced Fee Units	73,620	112,416	296,776	752,283	73,583
Certain National Accounts - Tier 5 Reduced Fee Units	1,323	6,749	5,271	34,834	5,400
Tier 5 Reduced Fee Units	31,384	102,219	134,630	293,777	40,608
Standard Units(b)	40,035	82,687	134,535	466,680	56,963
Inactive and Voluntary Employee Contribution Units	10,616	8,583	46,229	240,384	16,429
Unit Value (c)(d):
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2022
	MFS	Neuberger Berman Advisers Management Trust	PIMCO	T. Rowe Price	Victory
	VIT III Mid Cap Value Portfolio	Sustainable Equity Portfolio	VIT Real Return Portfolio	Blue Chip Growth Portfolio	RS Small Cap Growth Equity VIP Series
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$13.946	$12.905	$14.398	$37.625	$8.040
Tier 1 Reduced Fee Units(a)	$14.360	$13.203	$15.340	$40.089	$8.225
Certain National Accounts - Tier 2 Reduced Fee Units	$14.321	$13.179	$15.282	$39.938	$8.211
Tier 2 Reduced Fee Units	$14.296	$13.156	$15.255	$39.868	$8.197
Certain National Accounts - Tier 3 Reduced Fee Units	$14.296	$13.156	$15.255	$39.868	$8.197
Certain National Accounts - Tier 4 Reduced Fee Units	$14.257	$13.133	$15.173	$39.654	$8.182
Tier 3 Reduced Fee Units	$14.232	$13.110	$15.147	$39.585	$8.168
Tier 4 Reduced Fee Units	$14.136	$13.042	$14.958	$39.068	$8.125
Certain National Accounts - Tier 5 Reduced Fee Units	$13.964	$12.928	$14.378	$37.572	$8.054
Tier 5 Reduced Fee Units	$13.915	$12.882	$14.328	$37.440	$8.026
Standard Units(b)	$13.667	$12.703	$14.016	$36.625	$7.914
Inactive and Voluntary Employee Contribution Units	$13.483	$12.570	$13.788	$36.027	$7.831

(a)Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts - Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2022

	Mutual of America Investment Corporation
	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund	Mid Cap Value Fund
Investment Income and Expenses:
Dividend Income (Note 1)	$13,701,251	$2,574,296	$1,900,978	$—	$370,191	$1,269,189
Expenses (Note 3)	6,506,123	2,056,256	1,199,526	1,621,879	202,061	499,489
Net Investment Income (Loss)	7,195,128	518,040	701,452	(1,621,879)	168,130	769,700
Net Realized and Unrealized Gain
(Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	32,132,106	2,864,074	1,993,755	393,530	(9,342)	1,344,900
Realized gain from distributions	24,504,532	28,193,233	13,563,771	10,543,553	1,565,485	5,025,103
Net realized gain (loss) on investments	56,636,638	31,057,307	15,557,526	10,937,083	1,556,143	6,370,003
Net change in unrealized appreciation (depreciation) on investments	(271,305,734)	(84,404,131)	(35,206,177)	(93,818,986)	(8,032,820)	(16,715,710)
Net Realized and Unrealized Gain (Loss) on Investments	(214,669,096)	(53,346,824)	(19,648,651)	(82,881,903)	(6,476,677)	(10,345,707)
Net Increase (Decrease) in Net Assets Resulting From Operations	$ (207,473,968)	$ (52,828,784)	$ (18,947,199)	$ (84,503,782)	$ (6,308,547)	$ (9,576,007)

	Mutual of America Investment Corporation
	Mid-Cap Equity Index Fund	Composite Fund	International Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Investment Income and Expenses:
Dividend Income (Note 1)	$6,183,806	$3,126,963	$813,015	$775,000	$1,169,913	$4,091,386
Expenses (Note 3)	2,967,092	1,286,276	170,487	362,264	531,060	1,182,058
Net Investment Income (Loss)	3,216,714	1,840,687	642,528	412,736	638,853	2,909,328
Net Realized and Unrealized Gain
(Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	7,256,947	1,467,879	(14,680)	(349,309)	(347,897)	(1,525,165)
Realized gain from distributions	49,108,134	7,482,511	2,449,120	—	11,180	—
Net realized gain (loss) on investments	56,365,081	8,950,390	2,434,440	(349,309)	(336,717)	(1,525,165)
Net change in unrealized appreciation (depreciation) on investments	(128,983,489)	(34,604,713)	(6,812,476)	346,130	(7,587,156)	(28,839,675)
Net Realized and Unrealized Gain (Loss) on Investments	(72,618,408)	(25,654,323)	(4,378,036)	(3,179)	(7,923,873)	(30,364,840)
Net Increase (Decrease) in Net Assets Resulting From Operations	$ (69,401,694)	$ (23,813,636)	$ (3,735,508)	$409,557	$ (7,285,020)	$ (27,455,512)
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS (CONTINUED)

For the Year Ended December 31, 2022

	Mutual of America Investment Corporation
	Retirement Income Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Investment Income and Expenses:
Dividend Income (Note 1)	$1,725,437	$1,327,648	$5,722,156	$11,121,964	$11,303,085	$9,965,595
Expenses (Note 3)	637,911	539,393	1,958,749	3,629,394	3,653,084	3,192,182
Net Investment Income (Loss)	1,087,526	788,255	3,763,407	7,492,570	7,650,001	6,773,413
Net Realized and Unrealized Gain
(Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	(703,666)	(2,433,972)	(561,931)	2,847,606	2,363,507	2,808,700
Realized gain from distributions	4,720,939	162,607	25,533,305	45,670,419	47,523,407	46,591,205
Net realized gain (loss) on investments	4,017,273	(2,271,365)	24,971,374	48,518,025	49,886,914	49,399,905
Net change in unrealized appreciation (depreciation) on investments	(19,285,746)	(11,411,703)	(81,773,976)	(158,359,840)	(165,836,450)	(157,289,060)
Net Realized and Unrealized Gain (Loss) on Investments	(15,268,473)	(13,683,068)	(56,802,602)	(109,841,815)	(115,949,536)	(107,889,155)
Net Increase (Decrease) in Net Assets Resulting From Operations	$ (14,180,947)	$ (12,894,813)	$ (53,039,195)	$ (102,349,245)	$ (108,299,535)	$ (101,115,742)
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS (CONTINUED)

For the Year Ended December 31, 2022

	Mutual of America Investment Corporation
	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund	2060 Retirement Fund	2065 Retirement Fund
Investment Income and Expenses:
Dividend Income (Note 1)	$8,531,557	$9,152,336	$6,705,080	$3,137,291	$1,308,563	$261,500
Expenses (Note 3)	2,767,369	3,012,036	2,131,782	1,015,338	435,147	74,163
Net Investment Income (Loss)	5,764,188	6,140,300	4,573,298	2,121,953	873,416	187,337
Net Realized and Unrealized Gain
(Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	2,181,509	2,607,171	1,046,956	6,867	117,810	(8,038)
Realized gain from distributions	45,515,699	51,655,055	36,172,935	17,017,204	7,716,590	1,018,974
Net realized gain (loss) on investments	47,697,208	54,262,226	37,219,891	17,024,071	7,834,400	1,010,936
Net change in unrealized appreciation (depreciation) on investments	(139,967,632)	(155,732,556)	(111,578,156)	(51,169,687)	(21,564,933)	(2,997,060)
Net Realized and Unrealized Gain (Loss) on Investments	(92,270,424)	(101,470,330)	(74,358,265)	(34,145,616)	(13,730,533)	(1,986,124)
Net Increase (Decrease) in Net Assets Resulting From Operations	$ (86,506,236)	$ (95,330,030)	$ (69,784,967)	$ (32,023,663)	$ (12,857,117)	$ (1,798,787)
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS (CONTINUED)

For the Year Ended December 31, 2022

	Mutual of America Investment Corporation			Mutual of America Variable Insurance Portfolios
	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio
Investment Income and Expenses:
Dividend Income (Note 1)	$1,968,082	$5,332,191	$4,397,000	$856,911	$123,322	$61,090
Expenses (Note 3)	777,277	1,943,090	1,579,399	536,662	117,372	64,920
Net Investment Income (Loss)	1,190,805	3,389,101	2,817,601	320,249	5,950	(3,830)
Net Realized and Unrealized Gain
(Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	(705,256)	2,138,839	1,853,049	2,129,772	168,767	(138,746)
Realized gain from distributions	6,806,700	28,163,857	24,408,652	1,984,554	756,776	786,736
Net realized gain (loss) on investments	6,101,444	30,302,696	26,261,701	4,114,326	925,543	647,990
Net change in unrealized appreciation (depreciation) on investments	(25,157,896)	(84,414,116)	(73,465,141)	(19,043,036)	(4,025,797)	(1,596,315)
Net Realized and Unrealized Gain (Loss) on Investments	(19,056,452)	(54,111,420)	(47,203,440)	(14,928,710)	(3,100,254)	(948,325)
Net Increase (Decrease) in Net Assets Resulting From Operations	$ (17,865,647)	$ (50,722,319)	$ (44,385,839)	$ (14,608,461)	$ (3,094,304)	$ (952,155)

	Mutual of America Variable Insurance Portfolios
	Small Cap Growth Portfolio	Small Cap Equity Index Portfolio	Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio	Money Market Portfolio
Investment Income and Expenses:
Dividend Income (Note 1)	$—	$38,781	$34,508	$428,160	$19,741	$226,241
Expenses (Note 3)	71,489	25,992	37,613	283,934	6,408	49,821
Net Investment Income (Loss)	(71,489)	12,789	(3,105)	144,226	13,333	176,420
Net Realized and Unrealized Gain
(Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	229,281	(271,092)	169,377	572,058	4,159	796
Realized gain from distributions	1,530,510	181,185	212,909	2,037,861	77,318	—
Net realized gain (loss) on investments	1,759,791	(89,907)	382,286	2,609,919	81,477	796
Net change in unrealized appreciation (depreciation) on investments	(4,993,959)	(520,861)	(975,532)	(8,348,686)	(177,524)	(40,213)
Net Realized and Unrealized Gain (Loss) on Investments	(3,234,168)	(610,768)	(593,246)	(5,738,767)	(96,047)	(39,417)
Net Increase (Decrease) in Net Assets Resulting From Operations	$ (3,305,657)	$ (597,979)	$ (596,351)	$ (5,594,541)	$ (82,714)	$137,003
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS (CONTINUED)

For the Year Ended December 31, 2022

	Mutual of America Variable Insurance Portfolios
	Mid-Term Bond Portfolio	Bond Portfolio	Retirement Income Portfolio	2015 Retirement Portfolio	2020 Retirement Portfolio	2025 Retirement Portfolio
Investment Income and Expenses:
Dividend Income (Note 1)	$22,765	$93,459	$71,105	$88,075	$223,191	$322,082
Expenses (Note 3)	23,791	50,943	39,989	45,315	121,396	189,057
Net Investment Income (Loss)	(1,026)	42,516	31,116	42,760	101,795	133,025
Net Realized and Unrealized Gain
(Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	(17,512)	(23,341)	(5,709)	20,848	106,747	149,516
Realized gain from distributions	—	—	237,974	181,811	626,750	564,132
Net realized gain (loss) on investments	(17,512)	(23,341)	232,265	202,659	733,497	713,648
Net change in unrealized appreciation (depreciation) on investments	(242,008)	(907,643)	(906,104)	(1,037,213)	(3,059,059)	(4,585,882)
Net Realized and Unrealized Gain (Loss) on Investments	(259,520)	(930,984)	(673,839)	(834,554)	(2,325,562)	(3,872,234)
Net Increase (Decrease) in Net Assets Resulting From Operations	$ (260,546)	$ (888,468)	$ (642,723)	$ (791,794)	$ (2,223,767)	$ (3,739,209)

	Mutual of America Variable Insurance Portfolios
	2030 Retirement Portfolio	2035 Retirement Portfolio	2040 Retirement Portfolio	2045 Retirement Portfolio	2050 Retirement Portfolio	2055 Retirement Portfolio
Investment Income and Expenses:
Dividend Income (Note 1)	$186,413	$96,972	$95,148	$44,066	$48,423	$10,349
Expenses (Note 3)	125,369	67,037	57,237	31,550	32,278	7,190
Net Investment Income (Loss)	61,044	29,935	37,911	12,516	16,145	3,159
Net Realized and Unrealized Gain
(Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	188,770	98,695	390,898	42,288	39,206	6,113
Realized gain from distributions	—	208,744	179,380	83,348	199,196	—
Net realized gain (loss) on investments	188,770	307,439	570,278	125,636	238,402	6,113
Net change in unrealized appreciation (depreciation) on investments	(2,844,533)	(1,737,332)	(1,815,435)	(816,346)	(907,860)	(159,294)
Net Realized and Unrealized Gain (Loss) on Investments	(2,655,763)	(1,429,893)	(1,245,157)	(690,710)	(669,458)	(153,181)
Net Increase (Decrease) in Net Assets Resulting From Operations	$ (2,594,719)	$ (1,399,958)	$ (1,207,246)	$ (678,194)	$ (653,313)	$ (150,022)
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS (CONTINUED)

For the Year Ended December 31, 2022

	Mutual of America Variable Insurance Portfolios				Fidelity
	2060 Retirement Portfolio	Conservative Allocation Portfolio	Moderate Allocation Portfolio	Aggressive Allocation Portfolio	VIP Equity-Income Portfolio	VIP Asset Manager Portfolio
Investment Income and Expenses:
Dividend Income (Note 1)	$5,757	$158,573	$298,286	$54,313	$5,303,413	$2,741,520
Expenses (Note 3)	5,542	74,300	165,411	35,824	1,691,849	750,438
Net Investment Income (Loss)	215	84,273	132,875	18,489	3,611,564	1,991,082
Net Realized and Unrealized Gain
(Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	31,421	23,226	241,372	52,018	2,136,312	419,769
Realized gain from distributions	—	405,537	995,245	154,322	9,287,096	8,763,928
Net realized gain (loss) on investments	31,421	428,763	1,236,617	206,340	11,423,408	9,183,697
Net change in unrealized appreciation (depreciation) on investments	(160,230)	(1,844,454)	(4,754,082)	(1,015,177)	(31,706,800)	(34,224,740)
Net Realized and Unrealized Gain (Loss) on Investments	(128,809)	(1,415,691)	(3,517,465)	(808,837)	(20,283,392)	(25,041,043)
Net Increase (Decrease) in Net Assets Resulting From Operations	$ (128,594)	$ (1,331,418)	$ (3,384,590)	$ (790,348)	$ (16,671,828)	$ (23,049,961)

	Fidelity		Vanguard
	VIP Contrafund Portfolio	VIP Mid Cap Portfolio	VIF Diversified Value Portfolio	VIF International Portfolio	VIF Real Estate Index Portfolio	VIF Total Bond Market Index Portfolio
Investment Income and Expenses:
Dividend Income (Note 1)	$3,809,014	$889,307	$2,795,158	$4,504,402	$1,254,553	$1,061,686
Expenses (Note 3)	4,884,033	991,871	1,597,326	2,223,127	412,401	323,831
Net Investment Income (Loss)	(1,075,019)	(102,564)	1,197,832	2,281,275	842,152	737,855
Net Realized and Unrealized Gain					.
(Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	26,299,314	1,147,305	(145,853)	7,037,210	(86,671)	(1,048,964)
Realized gain from distributions	36,275,889	11,715,681	22,113,629	66,775,464	2,833,650	376,727
Net realized gain (loss) on investments	62,575,203	12,862,986	21,967,776	73,812,674	2,746,979	(672,237)
Net change in unrealized appreciation (depreciation) on investments	(323,613,116)	(44,909,085)	(56,093,096)	(214,356,403)	(24,906,342)	(7,890,990)
Net Realized and Unrealized Gain (Loss) on Investments	(261,037,913)	(32,046,099)	(34,125,320)	(140,543,729)	(22,159,363)	(8,563,227)
Net Increase (Decrease) in Net Assets Resulting From Operations	$ (262,112,932)	$ (32,148,663)	$ (32,927,488)	$ (138,262,454)	$ (21,317,211)	$ (7,825,372)
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS (CONTINUED)

For the Year Ended December 31, 2022

	Goldman Sachs		American Century	American Funds	Calvert	Delaware	DWS
	VIT Small Cap Equity Insights Fund	VIT US Equity Insights Fund	VP Capital Appreciation Fund	New World Fund	VP SRI Balanced Portfolio	VIP Small Cap Value Series	Capital Growth VIP
Investment Income and Expenses:
Dividend Income (Note 1)	$26,507	$74,843	$—	$261,948	$1,767,577	$181,574	$414,593
Expenses (Note 3)	57,248	56,463	2,217,723	102,681	1,081,116	145,641	3,553,783
Net Investment Income (Loss)	(30,741)	18,380	(2,217,723)	159,267	686,461	35,933	(3,139,190)
Net Realized and Unrealized Gain
(Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	(841,752)	(392,689)	(198,651)	45,544	2,401,973	(309,414)	18,149,676
Realized gain from distributions	88,881	47,642	43,136,647	1,448,323	14,016,887	1,502,261	73,047,952
Net realized gain (loss) on investments	(752,871)	(345,047)	42,937,996	1,493,867	16,418,860	1,192,847	91,197,628
Net change in unrealized appreciation (depreciation) on investments	(1,235,784)	(1,616,639)	(158,141,990)	(6,034,710)	(44,083,044)	(4,411,836)	(272,024,626)
Net Realized and Unrealized Gain (Loss) on Investments	(1,988,655)	(1,961,686)	(115,203,994)	(4,540,843)	(27,664,184)	(3,218,989)	(180,826,998)
Net Increase (Decrease) in Net Assets Resulting From Operations	$ (2,019,396)	$ (1,943,306)	$ (117,421,717)	$ (4,381,576)	$ (26,977,723)	$ (3,183,056)	$ (183,966,188)
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS (CONTINUED)

For the Year Ended December 31, 2022

	Invesco	MFS	Neuberger Berman Advisers Management Trust	PIMCO	T. Rowe Price	Victory
	V.I. Main Street Fund	VIT III Mid Cap Value Portfolio	Sustainable Equity Portfolio	VIT Real Return Portfolio	Blue Chip Growth Portfolio	RS Small Cap Growth Equity VIP Series
Investment Income and Expenses:
Dividend Income (Note 1)	$903,400	$90,892	$51,931	$3,409,389	$—	$—
Expenses (Note 3)	386,457	44,514	74,368	251,647	1,272,820	27,117
Net Investment Income (Loss)	516,943	46,378	(22,437)	3,157,742	(1,272,820)	(27,117)
Net Realized and Unrealized Gain
(Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	(696,141)	192,553	66,181	(261,853)	13,482,893	(1,244,992)
Realized gain from distributions	23,285,332	757,719	1,103,009	—	13,610,927	1,040,173
Net realized gain (loss) on investments	22,589,191	950,272	1,169,190	(261,853)	27,093,820	(204,819)
Net change in unrealized appreciation (depreciation) on investments	(38,237,741)	(2,046,121)	(3,534,456)	(8,984,989)	(195,413,972)	(2,072,707)
Net Realized and Unrealized Gain (Loss) on Investments	(15,648,550)	(1,095,849)	(2,365,266)	(9,246,842)	(168,320,152)	(2,277,526)
Net Increase (Decrease) in Net Assets Resulting From Operations	$ (15,131,607)	$ (1,049,471)	$ (2,387,703)	$ (6,089,100)	$ (169,592,972)	$ (2,304,643)
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Mutual of America Investment Corporation
	Equity Index Fund		All America Fund		Small Cap Value Fund
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$7,195,128	$5,009,238	$518,040	$(328,865)	$701,452	$(252,390)
Net realized gain (loss) on investments	56,636,638	71,576,504	31,057,307	31,813,542	15,557,526	15,138,253
Net change in unrealized appreciation (depreciation) on investments	(271,305,734)	164,676,427	(84,404,131)	31,231,908	(35,206,177)	27,899,211
Net Increase (Decrease) in net assets resulting from operations	(207,473,968)	241,262,169	(52,828,784)	62,716,585	(18,947,199)	42,785,074
From Unit Transactions:
Contributions	56,676,696	60,903,618	7,106,750	7,920,432	6,715,231	7,483,308
Withdrawals	(86,881,786)	(78,741,027)	(21,860,288)	(22,301,567)	(12,643,219)	(13,732,756)
Net transfers	237,925	6,284,877	(4,232,909)	(3,583,485)	(2,653,691)	10,631,707
Contract fees (Note 3)	(74,821)	(103,063)	(34,785)	(53,848)	(8,886)	(13,379)
Net Increase (Decrease) from unit transactions	(30,041,986)	(11,655,595)	(19,021,232)	(18,018,468)	(8,590,565)	4,368,880
Net Increase (Decrease) in Net Assets	(237,515,954)	229,606,574	(71,850,016)	44,698,117	(27,537,764)	47,153,954
Net Assets:
Beginning of Year	1,109,613,850	880,007,276	293,154,674	248,456,557	183,320,928	136,166,974
End of Year	$872,097,896	$1,109,613,850	$221,304,658	$293,154,674	$155,783,164	$183,320,928
Changes in Units:
Units outstanding, beginning of year	80,980,662	82,173,499	8,546,307	9,129,615	57,431,035	56,108,117
Units issued	15,132,044	20,159,909	910,379	1,258,121	8,933,295	18,789,211
Units redeemed	(17,682,280)	(21,352,746)	(1,548,125)	(1,841,429)	(11,813,592)	(17,466,293)
Net increase (decrease)	(2,550,236)	(1,192,837)	(637,746)	(583,308)	(2,880,297)	1,322,918
Units outstanding, end of year	78,430,426	80,980,662	7,908,561	8,546,307	54,550,738	57,431,035
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Mutual of America Investment Corporation
	Small Cap Growth Fund		Small Cap Equity Index Fund		Mid Cap Value Fund
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(1,621,879)	$(2,167,470)	$168,130	$208,852	$769,700	$84,327
Net realized gain (loss) on investments	10,937,083	56,861,007	1,556,143	7,783,842	6,370,003	6,802,454
Net change in unrealized appreciation (depreciation) on investments	(93,818,986)	(27,749,704)	(8,032,820)	(2,563,473)	(16,715,710)	10,680,666
Net Increase (Decrease) in net assets resulting from operations	(84,503,782)	26,943,833	(6,308,547)	5,429,221	(9,576,007)	17,567,447
From Unit Transactions:
Contributions	9,371,378	12,194,046	3,883,511	4,858,269	6,056,239	6,912,827
Withdrawals	(17,505,502)	(23,475,120)	(3,158,341)	(2,738,036)	(7,641,710)	(4,928,096)
Net transfers	(7,033,247)	(4,919,398)	(2,107,503)	14,101,463	2,783,399	8,947,345
Contract fees (Note 3)	(4,235)	(5,529)	(148)	(262)	(1,934)	(2,380)
Net Increase (Decrease) from unit transactions	(15,171,606)	(16,206,001)	(1,382,481)	16,221,434	1,195,994	10,929,696
Net Increase (Decrease) in Net Assets	(99,675,388)	10,737,832	(7,691,028)	21,650,655	(8,380,013)	28,497,143
Net Assets:
Beginning of Year	298,344,725	287,606,893	37,757,637	16,106,982	78,399,930	49,902,787
End of Year	$198,669,337	$298,344,725	$30,066,609	$37,757,637	$70,019,917	$78,399,930
Changes in Units:
Units outstanding, beginning of year	67,367,133	71,258,155	2,700,930	1,448,957	22,824,355	19,377,680
Units issued	8,206,993	16,016,746	773,544	2,877,654	8,795,302	10,564,726
Units redeemed	(12,498,765)	(19,907,768)	(886,877)	(1,625,681)	(8,653,882)	(7,118,051)
Net increase (decrease)	(4,291,772)	(3,891,022)	(113,333)	1,251,973	141,420	3,446,675
Units outstanding, end of year	63,075,361	67,367,133	2,587,597	2,700,930	22,965,775	22,824,355
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Mutual of America Investment Corporation
	Mid-Cap Equity Index Fund		Composite Fund		International Fund
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$3,216,714	$1,929,946	$1,840,687	$1,373,346	$642,528	$304,419
Net realized gain (loss) on investments	56,365,081	68,525,768	8,950,390	9,193,364	2,434,440	3,140,702
Net change in unrealized appreciation (depreciation) on investments	(128,983,489)	29,384,385	(34,604,713)	15,290,995	(6,812,476)	(736,589)
Net Increase (Decrease) in net assets resulting from operations	(69,401,694)	99,840,099	(23,813,636)	25,857,705	(3,735,508)	2,708,532
From Unit Transactions:
Contributions	17,057,850	21,658,767	7,774,265	9,221,662	3,429,488	3,348,462
Withdrawals	(34,253,628)	(38,601,303)	(16,179,684)	(15,701,495)	(2,789,261)	(3,041,379)
Net transfers	(7,992,341)	(3,909,857)	(1,126,784)	2,343,493	2,373,482	(161,401)
Contract fees (Note 3)	(26,725)	(39,145)	(38,398)	(56,645)	(675)	(874)
Net Increase (Decrease) from unit transactions	(25,214,844)	(20,891,538)	(9,570,601)	(4,192,985)	3,013,034	144,808
Net Increase (Decrease) in Net Assets	(94,616,538)	78,948,561	(33,384,237)	21,664,720	(722,474)	2,853,340
Net Assets:
Beginning of Year	506,144,239	427,195,678	188,800,551	167,135,831	31,010,902	28,157,562
End of Year	$411,527,701	$506,144,239	$155,416,314	$188,800,551	$30,288,428	$31,010,902
Changes in Units:
Units outstanding, beginning of year	65,797,911	68,874,161	11,897,165	12,204,990	23,217,125	23,185,115
Units issued	9,017,794	14,574,434	1,676,438	2,409,544	8,424,741	8,029,934
Units redeemed	(12,658,849)	(17,650,684)	(2,364,539)	(2,717,369)	(5,958,153)	(7,997,924)
Net increase (decrease)	(3,641,055)	(3,076,250)	(688,101)	(307,825)	2,466,588	32,010
Units outstanding, end of year	62,156,856	65,797,911	11,209,064	11,897,165	25,683,713	23,217,125
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Mutual of America Investment Corporation
	Money Market Fund		Mid-Term Bond Fund		Bond Fund
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$412,736	$(334,888)	$638,853	$603,894	$2,909,328	$2,637,039
Net realized gain (loss) on investments	(349,309)	(79,479)	(336,717)	1,132,002	(1,525,165)	2,229,301
Net change in unrealized appreciation (depreciation) on investments	346,130	(5,181)	(7,587,156)	(4,287,635)	(28,839,675)	(12,185,789)
Net Increase (Decrease) in net assets resulting from operations	409,557	(419,548)	(7,285,020)	(2,551,739)	(27,455,512)	(7,319,449)
From Unit Transactions:
Contributions	5,585,275	4,856,454	4,499,204	5,839,016	9,912,022	13,602,912
Withdrawals	(11,588,931)	(8,839,229)	(7,834,028)	(8,985,795)	(17,826,568)	(21,384,532)
Net transfers	20,121,917	(80,071)	79,739	(2,721,709)	(5,740,215)	(15,934,975)
Contract fees (Note 3)	(41,977)	(63,375)	(34,566)	(50,898)	(54,835)	(83,597)
Net Increase (Decrease) from unit transactions	14,076,284	(4,126,221)	(3,289,651)	(5,919,386)	(13,709,596)	(23,800,192)
Net Increase (Decrease) in Net Assets	14,485,841	(4,545,769)	(10,574,671)	(8,471,125)	(41,165,108)	(31,119,641)
Net Assets:
Beginning of Year	48,530,286	53,076,055	90,162,364	98,633,489	210,822,599	241,942,240
End of Year	$63,016,127	$48,530,286	$79,587,693	$90,162,364	$169,657,491	$210,822,599
Changes in Units:
Units outstanding, beginning of year	19,651,807	21,296,545	33,335,110	35,578,526	28,723,445	32,024,828
Units issued	15,201,443	9,504,383	6,470,568	8,493,963	4,998,515	7,358,523
Units redeemed	(9,491,976)	(11,149,121)	(7,749,665)	(10,737,379)	(7,040,426)	(10,659,906)
Net increase (decrease)	5,709,467	(1,644,738)	(1,279,097)	(2,243,416)	(2,041,911)	(3,301,383)
Units outstanding, end of year	25,361,274	19,651,807	32,056,013	33,335,110	26,681,534	28,723,445
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Mutual of America Investment Corporation
	Retirement Income Fund		2015 Retirement Fund		2020 Retirement Fund
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,087,526	$869,114	$788,255	$824,403	$3,763,407	$4,081,214
Net realized gain (loss) on investments	4,017,273	4,764,671	(2,271,365)	10,850,645	24,971,374	26,194,621
Net change in unrealized appreciation (depreciation) on investments	(19,285,746)	237,023	(11,411,703)	(4,383,693)	(81,773,976)	4,976,696
Net Increase (Decrease) in net assets resulting from operations	(14,180,947)	5,870,808	(12,894,813)	7,291,355	(53,039,195)	35,252,531
From Unit Transactions:
Contributions	13,260,700	21,101,525	4,317,092	4,618,716	22,315,549	32,014,565
Withdrawals	(15,437,449)	(17,153,938)	(12,223,364)	(10,262,041)	(49,149,065)	(56,138,450)
Net transfers	(1,818,844)	(1,460,747)	(1,246,063)	(1,318,070)	(11,425,418)	(1,103,338)
Contract fees (Note 3)	(45,308)	(52,181)	(14,076)	(18,439)	(57,581)	(75,450)
Net Increase (Decrease) from unit transactions	(4,040,901)	2,434,659	(9,166,411)	(6,979,834)	(38,316,515)	(25,302,673)
Net Increase (Decrease) in Net Assets	(18,221,848)	8,305,467	(22,061,224)	311,521	(91,355,710)	9,949,858
Net Assets:
Beginning of Year	121,930,922	113,625,455	100,516,247	100,204,726	402,579,109	392,629,251
End of Year	$103,709,074	$121,930,922	$78,455,023	$100,516,247	$311,223,399	$402,579,109
Changes in Units:
Units outstanding, beginning of year	63,060,332	61,936,318	49,193,459	52,622,474	183,659,575	195,875,367
Units issued	18,744,154	25,046,468	8,909,248	10,311,935	26,956,831	48,282,376
Units redeemed	(21,128,240)	(23,922,454)	(14,071,716)	(13,740,950)	(46,130,677)	(60,498,168)
Net increase (decrease)	(2,384,086)	1,124,014	(5,162,468)	(3,429,015)	(19,173,846)	(12,215,792)
Units outstanding, end of year	60,676,246	63,060,332	44,030,991	49,193,459	164,485,729	183,659,575
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Mutual of America Investment Corporation
	2025 Retirement Fund		2030 Retirement Fund		2035 Retirement Fund
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$7,492,570	$7,665,232	$7,650,001	$8,030,760	$6,773,413	$7,614,677
Net realized gain (loss) on investments	48,518,025	39,154,008	49,886,914	37,086,718	49,399,905	29,390,141
Net change in unrealized appreciation (depreciation) on investments	(158,359,840)	26,179,323	(165,836,450)	46,005,581	(157,289,060)	52,060,532
Net Increase (Decrease) in net assets resulting from operations	(102,349,245)	72,998,563	(108,299,535)	91,123,059	(101,115,742)	89,065,350
From Unit Transactions:
Contributions	62,844,335	78,942,635	70,347,250	81,613,698	72,775,552	82,662,855
Withdrawals	(66,486,534)	(65,923,722)	(48,708,139)	(52,862,969)	(45,722,290)	(42,887,437)
Net transfers	(11,403,159)	7,712,177	(10,210,054)	8,690,240	(4,242,327)	4,890,752
Contract fees (Note 3)	(115,483)	(136,700)	(134,673)	(156,068)	(137,664)	(161,233)
Net Increase (Decrease) from unit transactions	(15,160,841)	20,594,390	11,294,384	37,284,901	22,673,271	44,504,937
Net Increase (Decrease) in Net Assets	(117,510,086)	93,592,953	(97,005,151)	128,407,960	(78,442,471)	133,570,287
Net Assets:
Beginning of Year	729,684,779	636,091,826	735,822,812	607,414,852	635,605,165	502,034,878
End of Year	$612,174,693	$729,684,779	$638,817,661	$735,822,812	$557,162,694	$635,605,165
Changes in Units:
Units outstanding, beginning of year	303,484,921	295,246,068	278,623,383	264,360,406	230,107,015	213,558,823
Units issued	63,313,964	91,898,855	62,519,674	87,262,910	55,871,527	78,677,605
Units redeemed	(70,310,847)	(83,660,002)	(57,582,356)	(72,999,933)	(46,456,409)	(62,129,413)
Net increase (decrease)	(6,996,883)	8,238,853	4,937,318	14,262,977	9,415,118	16,548,192
Units outstanding, end of year	296,488,038	303,484,921	283,560,701	278,623,383	239,522,133	230,107,015
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Mutual of America Investment Corporation
	2040 Retirement Fund		2045 Retirement Fund		2050 Retirement Fund
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$5,764,188	$6,460,516	$6,140,300	$6,964,448	$4,573,298	$5,393,809
Net realized gain (loss) on investments	47,697,208	30,079,220	54,262,226	35,368,057	37,219,891	20,281,509
Net change in unrealized appreciation (depreciation) on investments	(139,967,632)	47,297,337	(155,732,556)	51,621,325	(111,578,156)	42,304,928
Net Increase (Decrease) in net assets resulting from operations	(86,506,236)	83,837,073	(95,330,030)	93,953,830	(69,784,967)	67,980,246
From Unit Transactions:
Contributions	64,925,872	66,110,317	68,577,517	74,262,758	65,760,673	68,078,942
Withdrawals	(38,375,595)	(36,279,380)	(45,256,003)	(41,676,568)	(36,206,520)	(31,925,891)
Net transfers	(4,311,251)	1,746,616	(3,436,014)	(2,018,500)	(4,136,468)	(2,229,970)
Contract fees (Note 3)	(134,782)	(159,724)	(175,251)	(215,551)	(193,676)	(236,290)
Net Increase (Decrease) from unit transactions	22,104,244	31,417,829	19,710,249	30,352,139	25,224,009	33,686,791
Net Increase (Decrease) in Net Assets	(64,401,992)	115,254,902	(75,619,781)	124,305,969	(44,560,958)	101,667,037
Net Assets:
Beginning of Year	539,759,450	424,504,548	586,224,654	461,918,685	426,367,095	324,700,058
End of Year	$475,357,458	$539,759,450	$510,604,873	$586,224,654	$381,806,137	$426,367,095
Changes in Units:
Units outstanding, beginning of year	191,116,100	179,744,970	208,538,403	197,496,576	157,835,012	144,806,414
Units issued	49,142,368	61,985,278	52,741,404	66,111,540	46,022,605	60,518,366
Units redeemed	(39,993,733)	(50,614,148)	(44,590,015)	(55,069,713)	(35,109,117)	(47,489,768)
Net increase (decrease)	9,148,635	11,371,130	8,151,389	11,041,827	10,913,488	13,028,598
Units outstanding, end of year	200,264,735	191,116,100	216,689,792	208,538,403	168,748,500	157,835,012
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Mutual of America Investment Corporation
	2055 Retirement Fund		2060 Retirement Fund		2065 Retirement Fund
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$2,121,953	$2,300,462	$873,416	$912,571	$187,337	$109,507
Net realized gain (loss) on investments	17,024,071	7,538,962	7,834,400	3,018,148	1,010,936	339,071
Net change in unrealized appreciation (depreciation) on investments	(51,169,687)	18,676,205	(21,564,933)	6,228,389	(2,997,060)	296,982
Net Increase (Decrease) in net assets resulting from operations	(32,023,663)	28,515,629	(12,857,117)	10,159,108	(1,798,787)	745,560
From Unit Transactions:
Contributions	49,168,536	48,407,972	31,781,265	28,787,944	10,984,434	5,156,493
Withdrawals	(17,655,810)	(15,827,237)	(8,073,319)	(6,790,814)	(1,733,833)	(644,259)
Net transfers	(681,864)	(104,481)	(298,249)	1,336,896	1,687,083	2,879,521
Contract fees (Note 3)	(155,745)	(182,429)	(112,099)	(109,752)	(21,502)	(7,927)
Net Increase (Decrease) from unit transactions	30,675,117	32,293,825	23,297,598	23,224,274	10,916,182	7,383,828
Net Increase (Decrease) in Net Assets	(1,348,546)	60,809,454	10,440,481	33,383,382	9,117,395	8,129,388
Net Assets:
Beginning of Year/Period	188,984,454	128,175,000	74,460,679	41,077,297	9,257,925	1,128,537
End of Year/Period	$187,635,908	$188,984,454	$84,901,160	$74,460,679	$18,375,320	$9,257,925
Changes in Units:
Units outstanding, beginning of year/period	101,488,558	83,004,416	4,917,277	3,283,252	649,196	95,766
Units issued	44,623,590	48,495,685	3,269,065	2,955,501	1,231,365	686,293
Units redeemed	(25,728,589)	(30,011,543)	(1,493,319)	(1,321,476)	(345,889)	(132,863)
Net increase (decrease)	18,895,001	18,484,142	1,775,746	1,634,025	885,476	553,430
Units outstanding, end of year/period	120,383,559	101,488,558	6,693,023	4,917,277	1,534,672	649,196
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Mutual of America Investment Corporation
	Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,190,805	$1,165,287	$3,389,101	$3,652,441	$2,817,601	$3,332,714
Net realized gain (loss) on investments	6,101,444	7,331,195	30,302,696	25,685,176	26,261,701	27,401,939
Net change in unrealized appreciation (depreciation) on investments	(25,157,896)	668,777	(84,414,116)	13,517,042	(73,465,141)	11,858,024
Net Increase (Decrease) in net assets resulting from operations	(17,865,647)	9,165,259	(50,722,319)	42,854,659	(44,385,839)	42,592,677
From Unit Transactions:
Contributions	9,879,304	12,077,416	20,364,150	26,466,779	17,641,769	21,085,099
Withdrawals	(14,768,327)	(13,520,679)	(30,918,288)	(31,325,485)	(20,749,218)	(20,481,510)
Net transfers	(4,332,801)	(453,844)	(5,729,325)	(2,247,156)	(5,491,508)	(4,829,159)
Contract fees (Note 3)	(19,549)	(26,732)	(39,048)	(53,990)	(27,338)	(38,314)
Net Increase (Decrease) from unit transactions	(9,241,373)	(1,923,839)	(16,322,511)	(7,159,852)	(8,626,295)	(4,263,884)
Net Increase (Decrease) in Net Assets	(27,107,020)	7,241,420	(67,044,830)	35,694,807	(53,012,134)	38,328,793
Net Assets:
Beginning of Year	137,749,279	130,507,859	355,568,272	319,873,465	284,880,885	246,552,092
End of Year	$110,642,259	$137,749,279	$288,523,442	$355,568,272	$231,868,751	$284,880,885
Changes in Units:
Units outstanding, beginning of year	53,838,856	54,752,764	96,776,799	99,022,795	61,315,002	62,481,948
Units issued	11,891,705	15,715,368	18,231,036	23,362,254	12,621,023	15,760,156
Units redeemed	(15,943,582)	(16,629,276)	(23,234,657)	(25,608,250)	(14,599,700)	(16,927,102)
Net increase (decrease)	(4,051,877)	(913,908)	(5,003,621)	(2,245,996)	(1,978,677)	(1,166,946)
Units outstanding, end of year	49,786,979	53,838,856	91,773,178	96,776,799	59,336,325	61,315,002
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Mutual of America Variable Insurance Portfolios
	Equity Index Portfolio		All America Portfolio		Small Cap Value Portfolio
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$320,249	$255,517	$5,950	$(1,074)	$(3,830)	$(719)
Net realized gain (loss) on investments	4,114,326	2,434,021	925,543	421,066	647,990	1,253,318
Net change in unrealized appreciation (depreciation) on investments	(19,043,036)	13,479,777	(4,025,797)	3,128,820	(1,596,315)	269,832
Net Increase (Decrease) in net assets resulting from operations	(14,608,461)	16,169,315	(3,094,304)	3,548,812	(952,155)	1,522,431
From Unit Transactions:
Contributions	3,428,801	4,100,882	276,190	877,556	318,920	607,935
Withdrawals	(2,746,413)	(2,862,189)	(297,257)	(818,058)	(345,856)	(611,762)
Net transfers	(650,330)	(964,586)	(58,747)	(543,206)	(221,809)	2,027,025
Contract fees (Note 3)	(1,703)	(2,895)	(1,007)	(1,841)	(270)	(467)
Net Increase (Decrease) from unit transactions	30,355	271,212	(80,821)	(485,549)	(249,015)	2,022,731
Net Increase (Decrease) in Net Assets	(14,578,106)	16,440,527	(3,175,125)	3,063,263	(1,201,170)	3,545,162
Net Assets:
Beginning of Year	76,941,423	60,500,896	16,830,613	13,767,350	8,614,393	5,069,231
End of Year	$62,363,317	$76,941,423	$13,655,488	$16,830,613	$7,413,223	$8,614,393
Changes in Units:
Units outstanding, beginning of year	5,884,646	5,894,937	506,620	522,164	2,823,491	2,171,275
Units issued	916,583	1,078,848	28,118	43,558	690,921	3,462,653
Units redeemed	(925,915)	(1,089,139)	(30,432)	(59,102)	(794,205)	(2,810,437)
Net increase (decrease)	(9,332)	(10,291)	(2,314)	(15,544)	(103,284)	652,216
Units outstanding, end of year	5,875,314	5,884,646	504,306	506,620	2,720,207	2,823,491
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Mutual of America Variable Insurance Portfolios
	Small Cap Growth Portfolio		Small Cap Equity Index Portfolio		Mid Cap Value Portfolio
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(71,489)	$(103,235)	$12,789	$7,876	$(3,105)	$1,733
Net realized gain (loss) on investments	1,759,791	1,129,505	(89,907)	752,758	382,286	219,916
Net change in unrealized appreciation (depreciation) on investments	(4,993,959)	13,194	(520,861)	(331,026)	(975,532)	440,226
Net Increase (Decrease) in net assets resulting from operations	(3,305,657)	1,039,464	(597,979)	429,608	(596,351)	661,875
From Unit Transactions:
Contributions	320,001	651,042	221,830	322,326	257,580	253,440
Withdrawals	(212,874)	(606,226)	(299,520)	(59,983)	(160,436)	(43,129)
Net transfers	(750,462)	(981,977)	313,536	1,593,677	1,137,976	1,253,692
Contract fees (Note 3)	(26)	(54)	(12)	(10)	(36)	(68)
Net Increase (Decrease) from unit transactions	(643,361)	(937,215)	235,834	1,856,010	1,235,084	1,463,935
Net Increase (Decrease) in Net Assets	(3,949,018)	102,249	(362,145)	2,285,618	638,733	2,125,810
Net Assets:
Beginning of Year	11,903,014	11,800,765	3,229,615	943,997	3,925,374	1,799,564
End of Year	$7,953,996	$11,903,014	$2,867,470	$3,229,615	$4,564,107	$3,925,374
Changes in Units:
Units outstanding, beginning of year	2,818,930	3,053,933	232,291	85,169	1,205,973	733,690
Units issued	217,233	702,758	131,542	349,086	745,837	877,400
Units redeemed	(386,240)	(937,761)	(115,206)	(201,964)	(367,463)	(405,117)
Net increase (decrease)	(169,007)	(235,003)	16,336	147,122	378,374	472,283
Units outstanding, end of year	2,649,923	2,818,930	248,627	232,291	1,584,347	1,205,973
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Mutual of America Variable Insurance Portfolios
	Mid-Cap Equity Index Portfolio		International Portfolio		Money Market Portfolio
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$144,226	$48,598	$13,333	$4,321	$176,420	$(7,321)
Net realized gain (loss) on investments	2,609,919	1,060,706	81,477	30,992	796	(299)
Net change in unrealized appreciation (depreciation) on investments	(8,348,686)	6,490,566	(177,524)	31,530	(40,213)	(1,070)
Net Increase (Decrease) in net assets resulting from operations	(5,594,541)	7,599,870	(82,714)	66,843	137,003	(8,690)
From Unit Transactions:
Contributions	806,263	1,206,048	144,326	150,454	150,902	129,374
Withdrawals	(941,176)	(1,158,079)	(48,131)	(87,156)	(258,014)	(11,969)
Net transfers	(996,298)	311,974	349,292	(127,936)	26,290,381	33,848
Contract fees (Note 3)	(504)	(916)	(15)	(25)	(273)	(498)
Net Increase (Decrease) from unit transactions	(1,131,715)	359,027	445,472	(64,663)	26,182,996	150,755
Net Increase (Decrease) in Net Assets	(6,726,256)	7,958,897	362,758	2,180	26,319,999	142,065
Net Assets:
Beginning of Year	40,912,439	32,953,542	774,724	772,544	860,474	718,409
End of Year	$34,186,183	$40,912,439	$1,137,482	$774,724	$27,180,473	$860,474
Changes in Units:
Units outstanding, beginning of year	5,607,725	5,575,557	611,352	667,787	367,255	303,383
Units issued	309,367	882,245	486,585	156,343	11,351,514	117,219
Units redeemed	(470,669)	(850,077)	(84,953)	(212,778)	(168,820)	(53,347)
Net increase (decrease)	(161,302)	32,168	401,632	(56,435)	11,182,694	63,872
Units outstanding, end of year	5,446,423	5,607,725	1,012,984	611,352	11,549,949	367,255
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Mutual of America Variable Insurance Portfolios
	Mid-Term Bond Portfolio		Bond Portfolio		Retirement Income Portfolio
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(1,026)	$2,665	$42,516	$41,662	$31,116	$(37,932)
Net realized gain (loss) on investments	(17,512)	55,486	(23,341)	40,468	232,265	44,690
Net change in unrealized appreciation (depreciation) on investments	(242,008)	(146,215)	(907,643)	(343,118)	(906,104)	186,357
Net Increase (Decrease) in net assets resulting from operations	(260,546)	(88,064)	(888,468)	(260,988)	(642,723)	193,115
From Unit Transactions:
Contributions	245,851	241,081	313,553	462,526	374,858	1,630,626
Withdrawals	(253,788)	(190,280)	(240,533)	(267,740)	(271,685)	(36,162)
Net transfers	(93,745)	(408,903)	178,969	(1,160,604)	(82,945)	504,104
Contract fees (Note 3)	(403)	(834)	(761)	(1,439)	(98)	(154)
Net Increase (Decrease) from unit transactions	(102,085)	(358,936)	251,228	(967,257)	20,130	2,098,414
Net Increase (Decrease) in Net Assets	(362,631)	(447,000)	(637,240)	(1,228,245)	(622,593)	2,291,529
Net Assets:
Beginning of Year	3,124,556	3,571,556	6,881,196	8,109,441	5,342,553	3,051,024
End of Year	$2,761,925	$3,124,556	$6,243,956	$6,881,196	$4,719,960	$5,342,553
Changes in Units:
Units outstanding, beginning of year	1,215,422	1,352,885	992,705	1,130,213	2,895,983	1,738,142
Units issued	124,649	106,079	114,953	93,816	316,256	1,386,764
Units redeemed	(166,918)	(243,542)	(71,168)	(231,324)	(311,349)	(228,923)
Net increase (decrease)	(42,269)	(137,463)	43,785	(137,508)	4,907	1,157,841
Units outstanding, end of year	1,173,153	1,215,422	1,036,490	992,705	2,900,890	2,895,983
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Mutual of America Variable Insurance Portfolios
	2015 Retirement Portfolio		2020 Retirement Portfolio		2025 Retirement Portfolio
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$42,760	$(57,127)	$101,795	$(146,942)	$133,025	$(211,823)
Net realized gain (loss) on investments	202,659	70,490	733,497	348,484	713,648	229,820
Net change in unrealized appreciation (depreciation) on investments	(1,037,213)	376,303	(3,059,059)	1,136,907	(4,585,882)	2,413,282
Net Increase (Decrease) in net assets resulting from operations	(791,794)	389,666	(2,223,767)	1,338,449	(3,739,209)	2,431,279
From Unit Transactions:
Contributions	221,384	291,004	1,131,621	857,076	1,827,045	2,353,780
Withdrawals	(47,484)	(385,667)	(974,263)	(904,332)	(1,597,592)	(1,186,597)
Net transfers	(567,128)	(193,310)	36,295	(1,668,346)	(758,980)	633,234
Contract fees (Note 3)	(56)	(119)	(272)	(519)	(620)	(1,148)
Net Increase (Decrease) from unit transactions	(393,284)	(288,092)	193,381	(1,716,121)	(530,147)	1,799,269
Net Increase (Decrease) in Net Assets	(1,185,078)	101,574	(2,030,386)	(377,672)	(4,269,356)	4,230,548
Net Assets:
Beginning of Year	6,358,617	6,257,043	16,243,668	16,621,340	25,809,733	21,579,185
End of Year	$5,173,539	$6,358,617	$14,213,282	$16,243,668	$21,540,377	$25,809,733
Changes in Units:
Units outstanding, beginning of year	3,257,457	3,410,980	7,803,322	8,666,852	11,290,599	10,492,349
Units issued	120,224	200,067	772,566	612,058	903,399	1,847,131
Units redeemed	(348,260)	(353,590)	(672,019)	(1,475,588)	(1,184,383)	(1,048,881)
Net increase (decrease)	(228,036)	(153,523)	100,547	(863,530)	(280,984)	798,250
Units outstanding, end of year	3,029,421	3,257,457	7,903,869	7,803,322	11,009,615	11,290,599
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Mutual of America Variable Insurance Portfolios
	2030 Retirement Portfolio		2035 Retirement Portfolio		2040 Retirement Portfolio
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$61,044	$(126,373)	$29,935	$(66,012)	$37,911	$(62,524)
Net realized gain (loss) on investments	188,770	87,977	307,439	135,656	570,278	59,672
Net change in unrealized appreciation (depreciation) on investments	(2,844,533)	1,867,499	(1,737,332)	989,855	(1,815,435)	1,078,127
Net Increase (Decrease) in net assets resulting from operations	(2,594,719)	1,829,103	(1,399,958)	1,059,499	(1,207,246)	1,075,275
From Unit Transactions:
Contributions	2,144,345	2,238,749	1,295,548	1,247,599	1,182,574	939,255
Withdrawals	(388,565)	(369,672)	(662,413)	(730,324)	(140,666)	(173,149)
Net transfers	(1,236,643)	1,067,608	213,091	908,204	(962,741)	1,128,202
Contract fees (Note 3)	(560)	(1,045)	(416)	(742)	(323)	(522)
Net Increase (Decrease) from unit transactions	518,577	2,935,640	845,810	1,424,737	78,844	1,893,786
Net Increase (Decrease) in Net Assets	(2,076,142)	4,764,743	(554,148)	2,484,236	(1,128,402)	2,969,061
Net Assets:
Beginning of Year	16,674,800	11,910,057	8,488,479	6,004,243	8,171,675	5,202,614
End of Year	$14,598,658	$16,674,800	$7,934,331	$8,488,479	$7,043,273	$8,171,675
Changes in Units:
Units outstanding, beginning of year	6,659,342	5,447,636	3,252,329	2,680,116	3,074,656	2,312,919
Units issued	1,087,749	1,493,350	709,957	902,463	768,654	917,401
Units redeemed	(863,221)	(281,644)	(349,191)	(330,250)	(679,647)	(155,664)
Net increase (decrease)	224,528	1,211,706	360,766	572,213	89,007	761,737
Units outstanding, end of year	6,883,870	6,659,342	3,613,095	3,252,329	3,163,663	3,074,656
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Mutual of America Variable Insurance Portfolios
	2045 Retirement Portfolio		2050 Retirement Portfolio		2055 Retirement Portfolio
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$12,516	$(31,549)	$16,145	$(32,071)	$3,159	$(6,705)
Net realized gain (loss) on investments	125,636	26,792	238,402	133,629	6,113	5,630
Net change in unrealized appreciation (depreciation) on investments	(816,346)	580,771	(907,860)	484,935	(159,294)	115,292
Net Increase (Decrease) in net assets resulting from operations	(678,194)	576,014	(653,313)	586,493	(150,022)	114,217
From Unit Transactions:
Contributions	888,496	452,133	900,711	925,870	183,211	75,912
Withdrawals	(56,428)	(125,812)	(221,425)	(489,606)	(15,459)	(8,755)
Net transfers	(263,049)	307,908	(41,249)	36,772	6,956	266,578
Contract fees (Note 3)	(246)	(278)	(173)	(273)	(62)	(94)
Net Increase (Decrease) from unit transactions	568,773	633,951	637,864	472,763	174,646	333,641
Net Increase (Decrease) in Net Assets	(109,421)	1,209,965	(15,449)	1,059,256	24,624	447,858
Net Assets:
Beginning of Year	4,008,775	2,798,810	3,988,012	2,928,756	898,705	450,847
End of Year	$3,899,354	$4,008,775	$3,972,563	$3,988,012	$923,329	$898,705
Changes in Units:
Units outstanding, beginning of year	1,515,536	1,254,237	1,541,883	1,346,038	495,544	296,164
Units issued	383,572	314,189	409,087	409,842	124,389	227,066
Units redeemed	(142,166)	(52,890)	(119,914)	(213,997)	(13,772)	(27,686)
Net increase (decrease)	241,406	261,299	289,173	195,845	110,617	199,380
Units outstanding, end of year	1,756,942	1,515,536	1,831,056	1,541,883	606,161	495,544
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Mutual of America Variable Insurance Portfolios
	2060 Retirement Portfolio		Conservative Allocation Portfolio		Moderate Allocation Portfolio
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$215	$(3,846)	$84,273	$(88,232)	$132,875	$(201,615)
Net realized gain (loss) on investments	31,421	9,358	428,763	381,471	1,236,617	1,294,254
Net change in unrealized appreciation (depreciation) on investments	(160,230)	60,659	(1,844,454)	382,045	(4,754,082)	1,825,275
Net Increase (Decrease) in net assets resulting from operations	(128,594)	66,171	(1,331,418)	675,284	(3,384,590)	2,917,914
From Unit Transactions:
Contributions	214,403	50,225	956,510	1,794,369	1,428,984	1,210,989
Withdrawals	(6,000)	(72,471)	(413,046)	(1,311,102)	(1,293,355)	(4,142,978)
Net transfers	(134,147)	419,251	(224,547)	(1,003,705)	(731,336)	401,702
Contract fees (Note 3)	(36)	—	(381)	(695)	(736)	(1,374)
Net Increase (Decrease) from unit transactions	74,220	397,005	318,536	(521,133)	(596,443)	(2,531,661)
Net Increase (Decrease) in Net Assets	(54,374)	463,176	(1,012,882)	154,151	(3,981,033)	386,253
Net Assets:
Beginning of Year	756,896	293,720	9,841,881	9,687,730	23,297,926	22,911,673
End of Year	$702,522	$756,896	$8,828,999	$9,841,881	$19,316,893	$23,297,926
Changes in Units:
Units outstanding, beginning of year	51,185	23,757	4,040,753	4,268,262	6,691,191	7,479,885
Units issued	20,136	33,183	566,835	1,156,924	581,189	1,958,894
Units redeemed	(14,964)	(5,755)	(436,072)	(1,384,433)	(772,656)	(2,747,588)
Net increase (decrease)	5,172	27,428	130,763	(227,509)	(191,467)	(788,694)
Units outstanding, end of year	56,357	51,185	4,171,516	4,040,753	6,499,724	6,691,191
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Mutual of America Variable Insurance Portfolios		Fidelity
	Aggressive Allocation Portfolio		VIP Equity-Income Portfolio		VIP Asset Manager Portfolio
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$18,489	$(41,001)	$3,611,564	$3,537,884	$1,991,082	$1,548,990
Net realized gain (loss) on investments	206,340	176,530	11,423,408	35,374,931	9,183,697	2,794,576
Net change in unrealized appreciation (depreciation) on investments	(1,015,177)	573,709	(31,706,800)	20,253,439	(34,224,740)	8,810,124
Net Increase (Decrease) in net assets resulting from operations	(790,348)	709,238	(16,671,828)	59,166,254	(23,049,961)	13,153,690
From Unit Transactions:
Contributions	443,757	567,367	12,036,453	11,742,102	8,805,458	9,592,089
Withdrawals	(136,588)	(642,434)	(25,744,020)	(24,113,256)	(10,980,682)	(13,136,732)
Net transfers	(199,673)	489,178	11,654,902	(1,320,707)	(1,886,256)	(2,100,175)
Contract fees (Note 3)	(289)	(497)	(46,175)	(67,021)	(43,976)	(62,660)
Net Increase (Decrease) from unit transactions	107,207	413,614	(2,098,840)	(13,758,882)	(4,105,456)	(5,707,478)
Net Increase (Decrease) in Net Assets	(683,141)	1,122,852	(18,770,668)	45,407,372	(27,155,417)	7,446,212
Net Assets:
Beginning of Year	4,958,187	3,835,335	294,200,769	248,793,397	151,468,129	144,021,917
End of Year	$4,275,046	$4,958,187	$275,430,101	$294,200,769	$124,312,712	$151,468,129
Changes in Units:
Units outstanding, beginning of year	1,127,483	1,023,715	2,331,437	2,451,885	2,087,691	2,173,010
Units issued	139,522	318,727	459,071	499,322	358,406	435,925
Units redeemed	(107,925)	(214,959)	(478,637)	(619,770)	(417,350)	(521,244)
Net increase (decrease)	31,597	103,768	(19,566)	(120,448)	(58,944)	(85,319)
Units outstanding, end of year	1,159,080	1,127,483	2,311,871	2,331,437	2,028,747	2,087,691
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Fidelity				Vanguard
	VIP Contrafund Portfolio		VIP Mid Cap Portfolio		VIF Diversified Value Portfolio
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(1,075,019)	$(5,300,662)	$(102,564)	$112,305	$1,197,832	$893,029
Net realized gain (loss) on investments	62,575,203	150,400,695	12,862,986	35,796,464	21,967,776	4,029,148
Net change in unrealized appreciation (depreciation) on investments	(323,613,116)	73,790,537	(44,909,085)	7,400,956	(56,093,096)	53,378,231
Net Increase (Decrease) in net assets resulting from operations	(262,112,932)	218,890,570	(32,148,663)	43,309,725	(32,927,488)	58,300,408
From Unit Transactions:
Contributions	24,181,088	28,075,011	8,475,146	10,438,824	16,001,955	17,362,980
Withdrawals	(66,103,858)	(71,248,401)	(14,940,672)	(17,089,682)	(19,216,106)	(20,306,513)
Net transfers	(20,020,178)	(20,110,349)	(3,562,481)	584,582	4,815,138	21,257,390
Contract fees (Note 3)	(36,577)	(54,079)	(5,196)	(6,876)	(10,801)	(14,262)
Net Increase (Decrease) from unit transactions	(61,979,525)	(63,337,818)	(10,033,203)	(6,073,152)	1,590,186	18,299,595
Net Increase (Decrease) in Net Assets	(324,092,457)	155,552,752	(42,181,866)	37,236,573	(31,337,302)	76,600,003
Net Assets:
Beginning of Year	997,802,040	842,249,288	213,305,615	176,069,042	267,558,050	190,958,047
End of Year	$673,709,583	$997,802,040	$171,123,749	$213,305,615	$236,220,748	$267,558,050
Changes in Units:
Units outstanding, beginning of year	5,140,313	5,520,452	1,510,706	1,560,014	5,342,176	4,943,158
Units issued	666,235	911,573	241,191	366,154	1,207,130	1,703,886
Units redeemed	(1,058,019)	(1,291,712)	(321,272)	(415,462)	(1,186,605)	(1,304,868)
Net increase (decrease)	(391,784)	(380,139)	(80,081)	(49,308)	20,525	399,018
Units outstanding, end of year	4,748,529	5,140,313	1,430,625	1,510,706	5,362,701	5,342,176
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Vanguard
	VIF International Portfolio		VIF Real Estate Index Portfolio		VIF Total Bond Market Index Portfolio
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$2,281,275	$(1,988,322)	$842,152	$722,801	$737,855	$902,520
Net realized gain (loss) on investments	73,812,674	54,004,707	2,746,979	1,727,297	(672,237)	947,243
Net change in unrealized appreciation (depreciation) on investments	(214,356,403)	(61,730,084)	(24,906,342)	17,710,595	(7,890,990)	(3,419,816)
Net Increase (Decrease) in net assets resulting from operations	(138,262,454)	(9,713,699)	(21,317,211)	20,160,693	(7,825,372)	(1,570,053)
From Unit Transactions:
Contributions	18,395,036	24,560,621	7,851,643	7,790,867	5,139,626	7,614,717
Withdrawals	(28,553,702)	(37,204,998)	(6,873,084)	(5,497,237)	(6,762,443)	(5,625,540)
Net transfers	(9,638,687)	(15,589,499)	(2,671,537)	10,602,991	(111,697)	(7,679,864)
Contract fees (Note 3)	(4,545)	(6,590)	(724)	(853)	(320)	(373)
Net Increase (Decrease) from unit transactions	(19,801,898)	(28,240,466)	(1,693,702)	12,895,768	(1,734,834)	(5,691,060)
Net Increase (Decrease) in Net Assets	(158,064,352)	(37,954,165)	(23,010,913)	33,056,461	(9,560,206)	(7,261,113)
Net Assets:
Beginning of Year	459,153,203	497,107,368	79,534,264	46,477,803	58,576,450	65,837,563
End of Year	$301,088,851	$459,153,203	$56,523,351	$79,534,264	$49,016,244	$58,576,450
Changes in Units:
Units outstanding, beginning of year	7,090,706	7,523,261	2,887,312	2,353,303	5,133,224	5,641,500
Units issued	1,126,110	1,431,420	852,451	1,471,986	1,430,458	2,442,871
Units redeemed	(1,515,098)	(1,863,975)	(937,757)	(937,977)	(1,583,550)	(2,951,147)
Net increase (decrease)	(388,988)	(432,555)	(85,306)	534,009	(153,092)	(508,276)
Units outstanding, end of year	6,701,718	7,090,706	2,802,006	2,887,312	4,980,132	5,133,224
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Goldman Sachs				American Century
	VIT Small Cap Equity Insights Fund		VIT US Equity Insights Fund		VP Capital Appreciation Fund
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(30,741)	$(11,429)	$18,380	$28,438	$(2,217,723)	$(3,166,523)
Net realized gain (loss) on investments	(752,871)	2,902,777	(345,047)	2,187,874	42,937,996	65,820,428
Net change in unrealized appreciation (depreciation) on investments	(1,235,784)	(2,016,440)	(1,616,639)	(1,017,953)	(158,141,990)	(19,458,249)
Net Increase (Decrease) in net assets resulting from operations	(2,019,396)	874,908	(1,943,306)	1,198,359	(117,421,717)	43,195,656
From Unit Transactions:
Contributions	1,372,241	1,678,420	2,213,440	1,594,266	11,386,094	18,354,570
Withdrawals	(548,505)	(520,629)	(613,312)	(156,048)	(28,763,753)	(35,094,380)
Net transfers	(1,429,908)	6,962,674	(209,755)	4,134,911	(12,187,775)	(25,703,228)
Contract fees (Note 3)	(106)	(113)	(81)	(74)	(10,925)	(16,611)
Net Increase (Decrease) from unit transactions	(606,278)	8,120,352	1,390,292	5,573,055	(29,576,359)	(42,459,649)
Net Increase (Decrease) in Net Assets	(2,625,674)	8,995,260	(553,014)	6,771,414	(146,998,076)	736,007
Net Assets:
Beginning of Year	10,345,185	1,349,925	9,104,775	2,333,361	419,060,438	418,324,431
End of Year	$7,719,511	$10,345,185	$8,551,761	$9,104,775	$272,062,362	$419,060,438
Changes in Units:
Units outstanding, beginning of year	729,770	117,037	561,280	185,016	4,171,976	4,620,202
Units issued	243,408	1,105,727	334,203	603,046	527,416	888,968
Units redeemed	(293,113)	(492,994)	(235,016)	(226,782)	(912,047)	(1,337,194)
Net increase (decrease)	(49,705)	612,733	99,187	376,264	(384,631)	(448,226)
Units outstanding, end of year	680,065	729,770	660,467	561,280	3,787,345	4,171,976
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	American Funds		Calvert		Delaware
	New World Fund		VP SRI Balanced Portfolio		VIP Small Cap Value Series
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$159,267	$90,547	$686,461	$720,019	$35,933	$12,898
Net realized gain (loss) on investments	1,493,867	1,088,132	16,418,860	8,199,881	1,192,847	1,167,414
Net change in unrealized appreciation (depreciation) on investments	(6,034,710)	(402,195)	(44,083,044)	12,771,834	(4,411,836)	898,060
Net Increase (Decrease) in net assets resulting from operations	(4,381,576)	776,484	(26,977,723)	21,691,734	(3,183,056)	2,078,372
From Unit Transactions:
Contributions	1,931,116	2,388,626	7,872,490	9,594,530	2,099,847	2,028,679
Withdrawals	(1,404,834)	(1,536,693)	(13,354,029)	(13,747,691)	(1,332,786)	(838,932)
Net transfers	175,013	9,406	(1,064,394)	676,144	95,392	17,226,067
Contract fees (Note 3)	(368)	(473)	(24,043)	(36,818)	(140)	(87)
Net Increase (Decrease) from unit transactions	700,927	860,866	(6,569,976)	(3,513,835)	862,313	18,415,727
Net Increase (Decrease) in Net Assets	(3,680,649)	1,637,350	(33,547,699)	18,177,899	(2,320,743)	20,494,099
Net Assets:
Beginning of Year	19,643,754	18,006,404	170,300,716	152,122,817	22,271,425	1,777,326
End of Year	$15,963,105	$19,643,754	$136,753,017	$170,300,716	$19,950,682	$22,271,425
Changes in Units:
Units outstanding, beginning of year	458,830	440,550	18,188,506	18,607,969	1,572,351	167,379
Units issued	126,848	151,495	2,692,378	4,411,720	656,754	2,409,420
Units redeemed	(105,226)	(133,215)	(3,457,796)	(4,831,183)	(616,072)	(1,004,448)
Net increase (decrease)	21,622	18,280	(765,418)	(419,463)	40,682	1,404,972
Units outstanding, end of year	480,452	458,830	17,423,088	18,188,506	1,613,033	1,572,351
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	DWS		Invesco		MFS
	Capital Growth VIP		V.I. Main Street Fund		VIT III Mid Cap Value Portfolio
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(3,139,190)	$(3,350,168)	$516,943	$48,055	$46,378	$35,632
Net realized gain (loss) on investments	91,197,628	61,210,534	22,589,191	5,222,595	950,272	525,612
Net change in unrealized appreciation (depreciation) on investments	(272,024,626)	52,742,968	(38,237,741)	10,541,053	(2,046,121)	797,006
Net Increase (Decrease) in net assets resulting from operations	(183,966,188)	110,603,334	(15,131,607)	15,811,703	(1,049,471)	1,358,250
From Unit Transactions:
Contributions	14,410,283	21,088,509	3,761,230	4,630,767	1,199,245	968,901
Withdrawals	(36,794,828)	(42,965,807)	(5,947,805)	(5,688,409)	(870,696)	(706,111)
Net transfers	(23,469,307)	(25,450,547)	(1,896,274)	(533,158)	784,311	4,852,879
Contract fees (Note 3)	(19,456)	(30,456)	(2,247)	(3,238)	(57)	(79)
Net Increase (Decrease) from unit transactions	(45,873,308)	(47,358,301)	(4,085,096)	(1,594,038)	1,112,803	5,115,590
Net Increase (Decrease) in Net Assets	(229,839,496)	63,245,033	(19,216,703)	14,217,665	63,332	6,473,840
Net Assets:
Beginning of Year	603,703,606	540,458,573	74,470,822	60,253,157	9,268,751	2,794,911
End of Year	$373,864,110	$603,703,606	$55,254,119	$74,470,822	$9,332,083	$9,268,751
Changes in Units:
Units outstanding, beginning of year	2,901,983	3,168,014	854,261	878,563	598,386	235,144
Units issued	337,118	584,005	183,435	235,323	414,391	611,376
Units redeemed	(622,808)	(850,036)	(238,250)	(259,625)	(349,681)	(248,134)
Net increase (decrease)	(285,690)	(266,031)	(54,815)	(24,302)	64,710	363,242
Units outstanding, end of year	2,616,293	2,901,983	799,446	854,261	663,096	598,386
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Neuberger Berman Advisers Management Trust		PIMCO		T. Rowe Price
	Sustainable Equity Portfolio		VIT Real Return Portfolio		Blue Chip Growth Portfolio
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(22,437)	$(20,925)	$3,157,742	$1,830,913	$(1,272,820)	$(1,780,219)
Net realized gain (loss) on investments	1,169,190	341,859	(261,853)	379,500	27,093,820	73,848,678
Net change in unrealized appreciation (depreciation) on investments	(3,534,456)	1,239,895	(8,984,989)	(200,320)	(195,413,972)	(4,237,302)
Net Increase (Decrease) in net assets resulting from operations	(2,387,703)	1,560,829	(6,089,100)	2,010,093	(169,592,972)	67,831,157
From Unit Transactions:
Contributions	2,391,061	2,439,328	3,484,327	3,831,231	28,909,869	41,428,899
Withdrawals	(616,729)	(322,952)	(4,781,259)	(3,782,108)	(29,987,156)	(38,252,799)
Net transfers	39,385	4,080,115	1,495,111	13,081,579	(27,039,004)	(29,909,806)
Contract fees (Note 3)	(202)	(223)	(379)	(507)	(4,837)	(6,452)
Net Increase (Decrease) from unit transactions	1,813,515	6,196,268	197,800	13,130,195	(28,121,128)	(26,740,158)
Net Increase (Decrease) in Net Assets	(574,188)	7,757,097	(5,891,300)	15,140,288	(197,714,100)	41,090,999
Net Assets:
Beginning of Year	11,733,175	3,976,078	49,447,931	34,307,643	453,846,661	412,755,662
End of Year	$11,158,987	$11,733,175	$43,556,631	$49,447,931	$256,132,561	$453,846,661
Changes in Units:
Units outstanding, beginning of year	730,814	304,162	2,925,603	2,135,249	7,175,240	7,659,735
Units issued	356,582	574,895	859,211	1,715,510	1,527,392	2,339,111
Units redeemed	(229,019)	(148,243)	(845,995)	(925,156)	(2,089,915)	(2,823,606)
Net increase (decrease)	127,563	426,652	13,216	790,354	(562,523)	(484,495)
Units outstanding, end of year	858,377	730,814	2,938,819	2,925,603	6,612,717	7,175,240
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years Ended December 31,

	Victory
	RS Small Cap Growth Equity VIP Series
	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(27,117)	$(47,407)
Net realized gain (loss) on investments	(204,819)	656,495
Net change in unrealized appreciation (depreciation) on investments	(2,072,707)	(1,617,782)
Net Increase (Decrease) in net assets resulting from operations	(2,304,643)	(1,008,694)
From Unit Transactions:
Contributions	1,053,208	1,841,053
Withdrawals	(686,165)	(505,951)
Net transfers	(526,914)	(655,384)
Contract fees (Note 3)	(22)	(32)
Net Increase (Decrease) from unit transactions	(159,893)	679,686
Net Increase (Decrease) in Net Assets	(2,464,536)	(329,008)
Net Assets:
Beginning of Year	6,622,023	6,951,031
End of Year	$4,157,487	$6,622,023
Changes in Units:
Units outstanding, beginning of year	516,181	483,342
Units issued	300,024	535,791
Units redeemed	(302,896)	(502,952)
Net increase (decrease)	(2,872)	32,839
Units outstanding, end of year	513,309	516,181
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS

December 31, 2022
1. Significant Accounting Policies and Organization
Mutual of America Separate Account No. 2 (“Separate Account No. 2”) of Mutual of America Life Insurance Company (“the Company”) was established in conformity with New York Insurance Law and commenced operations on June 4, 1984. On October 31, 1986, Separate Account No. 2 was reorganized into a unit investment trust. It is registered as such under the Investment Company Act of 1940. As of December 31, 2022, Separate Account No. 2 consists of 73 distinct Subaccounts. Each invests in shares of one of 27 funds of Mutual of America Investment Corporation: the Equity Index, All America, Small Cap Value, Small Cap Growth, Small Cap Equity Index, Mid Cap Value, Mid-Cap Equity Index, Composite, International, Money Market, Mid-Term Bond, Bond, Conservative Allocation, Moderate Allocation, Aggressive Allocation, Retirement Income, 2015 Retirement, 2020 Retirement, 2025 Retirement, 2030 Retirement, 2035 Retirement, 2040 Retirement, 2045 Retirement, 2050 Retirement, 2055 Retirement, 2060 Retirement and 2065 Retirement Funds; one of 25 portfolios of the Mutual of America Variable Insurance Portfolios, Inc. (”Mutual of America Variable Insurance Portfolios”): the All America, Equity Index, Mid-Cap Equity Index, Mid Cap Value, Small Cap Growth, Small Cap Value, Small Cap Equity Index, Money Market, Bond, Mid-Term Bond, International, Conservative Allocation, Moderate Allocation, Aggressive Allocation, Retirement Income, 2015 Retirement, 2020 Retirement, 2025 Retirement, 2030 Retirement, 2035 Retirement, 2040 Retirement, 2045 Retirement, 2050 Retirement, 2055 Retirement and 2060 Retirement Portfolios; the VIP Equity-Income Portfolio of the Variable Insurance Products Fund, the VIP Contrafund Portfolio of the Variable Insurance Products Fund II, the VIP Asset Manager Portfolio of the Variable Insurance Products Fund V and VIP Mid Cap Portfolio of the Variable Insurance Products Fund III (“Fidelity”); the VIF Diversified Value, VIF International, VIF Real Estate Index Portfolios and VIF Total Bond Market Index Portfolios of Vanguard Variable Insurance Funds (“Vanguard”); the VIT Small Cap Equity Insights Fund and VIT US Equity Insights Fund of Goldman Sachs Variable Insurance Trust (“Goldman Sachs”); the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. (“American Century”); the New World Fund of the American Funds Insurance Series (“American Funds”); the VP SRI Balanced Portfolio of Calvert Variable Series, Inc. (“Calvert”); the VIP Small Cap Value Series of Delaware VIP Trust (“Delaware”); the Capital Growth VIP of Deutsche DWS Variable Series I (“DWS”); the Invesco V.I. Main Street Fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (“Invesco”); the MFS VIT III Mid Cap Value Portfolio of the MFS Variable Insurance Trust III (“MFS”); the Sustainable Equity Portfolio of Neuberger Berman Advisers Management Trust (“Neuberger Berman”); the VIT Real Return Portfolio of the PIMCO Variable Insurance Trust (“PIMCO”); the Blue Chip Growth Portfolio of the T. Rowe Price Equity Series, Inc. (“T. Rowe Price”) and the Victory RS Small Cap Growth Equity VIP Series of Victory Variable Insurance Funds (“Victory”).
The Mutual of America 2065 Retirement Fund became available to Separate Account No. 2 as an investment alternative on August 3, 2020.
Separate Account No. 2 was formed by the Company to support the operations of the Company’s group and individual variable accumulation annuity contracts (“Contracts”). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2’s assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.
The Subaccounts follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 Financial Services – Investment Companies. The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures regarding the reported amounts of revenue and expenses during the reporting period. Actual results, however, may differ from those estimates.
The following is a summary of the significant accounting policies consistently followed by Separate Account No. 2, which are in conformity with GAAP:

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

December 31, 2022
1. Significant Accounting Policies and Organization (continued)
Fair Value — Separate Account No. 2 values its investments at fair value. Fair value is an estimate of the price Separate Account No. 2 would receive upon selling an investment in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:
•
Level 1 — quoted prices in active markets for identical investments.
•
Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•
Level 3 — significant unobservable inputs (including Separate Account No. 2’s own assumptions in determining the fair value of investments).
As of December 31, 2022, management determined that the fair value inputs for all of Separate Account No. 2 investments, which consist solely of investments in mutual funds registered with the SEC, were considered Level 1. The inputs used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
The following is a summary of the inputs used to value Separate Account No. 2’s investments as of December 31, 2022:
Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Fair Value:
Mutual of America Investment Corporation Funds:
Equity Index Fund	$872,097,098	—	—	$872,097,098
All America Fund	$221,283,163	—	—	$221,283,163
Small Cap Value Fund	$155,778,309	—	—	$155,778,309
Small Cap Growth Fund	$198,660,882	—	—	$198,660,882
Small Cap Equity Index Fund	$30,072,316	—	—	$30,072,316
Mid Cap Value Fund	$70,016,343	—	—	$70,016,343
Mid-Cap Equity Index Fund	$411,487,776	—	—	$411,487,776
Composite Fund	$155,415,963	—	—	$155,415,963
International Fund	$30,288,571	—	—	$30,288,571
Money Market Fund	$63,017,153	—	—	$63,017,153
Mid-Term Bond Fund	$79,586,029	—	—	$79,586,029
Bond Fund	$169,656,756	—	—	$169,656,756
Retirement Income Fund	$103,711,001	—	—	$103,711,001
2015 Retirement Fund	$78,422,168	—	—	$78,422,168
2020 Retirement Fund	$311,106,659	—	—	$311,106,659
2025 Retirement Fund	$612,131,966	—	—	$612,131,966
2030 Retirement Fund	$638,788,538	—	—	$638,788,538
2035 Retirement Fund	$557,106,794	—	—	$557,106,794
2040 Retirement Fund	$475,375,974	—	—	$475,375,974
2045 Retirement Fund	$510,600,624	—	—	$510,600,624
2050 Retirement Fund	$381,798,160	—	—	$381,798,160
2055 Retirement Fund	$187,634,110	—	—	$187,634,110
2060 Retirement Fund	$84,908,773	—	—	$84,908,773
2065 Retirement Fund	$18,376,574	—	—	$18,376,574

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

December 31, 2022
1. Significant Accounting Policies and Organization (continued)
Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Conservative Allocation Fund	$110,641,498	—	—	$110,641,498
Moderate Allocation Fund	$288,509,692	—	—	$288,509,692
Aggressive Allocation Fund	$231,865,511	—	—	$231,865,511
Mutual of America Variable Insurance Portfolios:
Equity Index Portfolio	$62,384,876	—	—	$62,384,876
All America Portfolio	$13,665,616	—	—	$13,665,616
Small Cap Value Portfolio	$7,420,440	—	—	$7,420,440
Small Cap Growth Portfolio	$7,962,515	—	—	$7,962,515
Small Cap Equity Index Portfolio	$2,867,470	—	—	$2,867,470
Mid Cap Value Portfolio	$4,564,092	—	—	$4,564,092
Mid-Cap Equity Index Portfolio	$34,188,397	—	—	$34,188,397
International Portfolio	$1,137,482	—	—	$1,137,482
Money Market Portfolio	$27,180,198	—	—	$27,180,198
Mid-Term Bond Portfolio	$2,762,342	—	—	$2,762,342
Bond Portfolio	$6,244,726	—	—	$6,244,726
Retirement Income Portfolio	$4,719,963	—	—	$4,719,963
2015 Retirement Portfolio	$5,173,549	—	—	$5,173,549
2020 Retirement Portfolio	$14,213,288	—	—	$14,213,288
2025 Retirement Portfolio	$21,540,371	—	—	$21,540,371
2030 Retirement Portfolio	$14,598,651	—	—	$14,598,651
2035 Retirement Portfolio	$7,934,333	—	—	$7,934,333
2040 Retirement Portfolio	$7,043,271	—	—	$7,043,271
2045 Retirement Portfolio	$3,899,351	—	—	$3,899,351
2050 Retirement Portfolio	$3,972,568	—	—	$3,972,568
2055 Retirement Portfolio	$923,340	—	—	$923,340
2060 Retirement Portfolio	$702,524	—	—	$702,524
Conservative Allocation Portfolio	$8,828,875	—	—	$8,828,875
Moderate Allocation Portfolio	$19,317,828	—	—	$19,317,828
Aggressive Allocation Portfolio	$4,275,763	—	—	$4,275,763
Fidelity Portfolios:
VIP Equity-Income — “Initial” Class	$275,443,301	—	—	$275,443,301
VIP Asset Manager — “Initial” Class	$124,312,122	—	—	$124,312,122
VIP Contrafund — “Initial” Class	$673,721,849	—	—	$673,721,849
VIP Mid Cap — “Initial” Class	$171,126,666	—	—	$171,126,666
Vanguard Portfolios:
VIF Diversified Value	$236,218,197	—	—	$236,218,197
VIF International	$301,103,403	—	—	$301,103,403
VIF Real Estate Index	$56,520,053	—	—	$56,520,053
VIF Total Bond Market Index	$49,014,102	—	—	$49,014,102
Goldman Sachs Portfolios:
VIT Small Cap Equity Insights Fund— Class “I”	$7,719,520	—	—	$7,719,520
VIT US Equity Insights Fund— Class “I”	$8,551,768	—	—	$8,551,768

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

December 31, 2022
1. Significant Accounting Policies and Organization (continued)
Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
American Century VP Capital Appreciation Fund — Class “Y”	$272,069,290	—	—	$272,069,290
American Funds New World Fund — Class “1”	$15,963,010	—	—	$15,963,010
Calvert VP SRI Balanced Portfolio— Class “I”	$136,752,763	—	—	$136,752,763
Delaware VIP Small Cap Value Series — “Standard” Class	$19,950,644	—	—	$19,950,644
DWS Capital Growth VIP — Class “A”	$373,870,473	—	—	$373,870,473
Invesco V.I. Main Street Fund — Series “I” Shares	$55,254,076	—	—	$55,254,076
MFS VIT III Mid Cap Value Portfolio — “Initial” Class	$9,332,040	—	—	$9,332,040
Neuberger Berman Advisors Management Trust Sustainable Equity Portfolio — Class “I”	$11,158,989	—	—	$11,158,989
PIMCO VIT Real Return Portfolio — “Institutional” Class	$43,557,804	—	—	$43,557,804
T. Rowe Price Blue Chip Growth Portfolio — “Blue Chip Growth Portfolio” Class	$256,100,667	—	—	$256,100,667
Victory RS Small Cap Growth Equity VIP Series — Class “I”	$4,157,470	—	—	$4,157,470
Investment Valuation — Investments are made in shares of Mutual of America Investment Corporation, Mutual of America Variable Insurance Portfolios, Fidelity, Vanguard, Goldman Sachs, American Century, American Funds, Calvert, Delaware, DWS, Invesco, MFS, Neuberger Berman, PIMCO, T. Rowe Price and Victory (“Underlying Funds”), and are fair valued based on the reported net asset values of the respective funds or portfolios, which in turn value their investments at fair value.
Investment Income — Dividend distributions made by the Underlying Funds, representing a distribution of their accumulated income are recognized as investment income while distributions of capital gains are recognized as realized gains from distributions. All dividend distributions and distributions of capital gains are recognized on the ex-dividend dates of each Underlying Fund by each Subaccount and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. As such, the ultimate effect of the dividends and distributions paid to the Subaccounts has no impact on their respective unit values.
Investment Transactions — Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.
Federal Income Taxes — Separate Account No. 2 is treated as a part of the Company and not taxed separately as a “regulated investment company” under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements. Taxes are generally the responsibility of contract owners upon termination or withdrawal.
2. Investments
The number of shares owned by Separate Account No. 2 (rounded to the nearest share) and their respective net asset values (rounded to the nearest cent) per share at December 31, 2022 were as follows:

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

December 31, 2022
2. Investments (continued)
	Number of Shares	Net Asset Value Per Share
Mutual of America Investment Corporation Funds:
Equity Index Fund	17,863,521	$48.82
All America Fund	11,198,541	$19.76
Small Cap Value Fund	11,590,648	$13.44
Small Cap Growth Fund	18,043,677	$11.01
Small Cap Equity Index Fund	3,311,929	$9.08
Mid Cap Value Fund	4,473,888	$15.65
Mid-Cap Equity Index Fund	21,760,327	$18.91
Composite Fund	8,937,088	$17.39
International Fund	4,183,504	$7.24
Money Market Fund	5,326,894	$11.83
Mid-Term Bond Fund	8,439,664	$9.43
Bond Fund	13,894,902	$12.21
Retirement Income Fund	10,128,027	$10.24
2015 Retirement Fund	9,646,023	$8.13
2020 Retirement Fund	32,576,614	$9.55
2025 Retirement Fund	55,749,724	$10.98
2030 Retirement Fund	53,679,709	$11.90
2035 Retirement Fund	45,664,491	$12.20
2040 Retirement Fund	39,222,440	$12.12
2045 Retirement Fund	42,943,703	$11.89
2050 Retirement Fund	25,118,300	$15.20
2055 Retirement Fund	15,649,217	$11.99
2060 Retirement Fund	8,340,744	$10.18
2065 Retirement Fund	1,792,837	$10.25
Conservative Allocation Fund	10,638,606	$10.40
Moderate Allocation Fund	23,648,335	$12.20
Aggressive Allocation Fund	17,433,497	$13.30
Mutual of America Variable Insurance Portfolios:
Equity Index Portfolio	1,108,867	$56.26
All America Portfolio	498,745	$27.40
Small Cap Value Portfolio	487,866	$15.21
Small Cap Growth Portfolio	591,569	$13.46
Small Cap Equity Index Portfolio	314,416	$9.12
Mid Cap Value Portfolio	243,288	$18.76
Mid-Cap Equity Index Portfolio	1,360,461	$25.13
International Portfolio	138,548	$8.21
Money Market Portfolio	2,197,267	$12.37
Mid-Term Bond Portfolio	280,156	$9.86
Bond Portfolio	480,364	$13.00
Retirement Income Portfolio	411,505	$11.47
2015 Retirement Portfolio	506,218	$10.22
2020 Retirement Portfolio	1,164,069	$12.21
2025 Retirement Portfolio	1,534,214	$14.04
2030 Retirement Portfolio	933,418	$15.64

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

December 31, 2022
2. Investments (continued)
	Number of Shares	Net Asset Value Per Share
2035 Retirement Portfolio	502,809	$15.78
2040 Retirement Portfolio	442,973	$15.90
2045 Retirement Portfolio	244,934	$15.92
2050 Retirement Portfolio	211,307	$18.80
2055 Retirement Portfolio	60,626	$15.23
2060 Retirement Portfolio	54,799	$12.82
Conservative Allocation Portfolio	720,137	$12.26
Moderate Allocation Portfolio	1,217,254	$15.87
Aggressive Allocation Portfolio	228,162	$18.74
Fidelity Portfolios:
VIP Equity-Income — “Initial” Class	11,691,142	$23.56
VIP Asset Manager — “Initial” Class	8,681,014	$14.32
VIP Contrafund — “Initial” Class	17,785,688	$37.88
VIP Mid Cap — “Initial” Class	5,230,033	$32.72
Vanguard Portfolios:
VIF Diversified Value	16,860,685	$14.01
VIF International	13,370,489	$22.52
VIF Real Estate Index	4,901,999	$11.53
VIF Total Bond Market Index	4,749,428	$10.32
Goldman Sachs Portfolios:
VIT Small Cap Equity Insights Fund— Class “I”	742,262	$10.40
VIT US Equity Insights Fund— Class “I”	538,524	$15.88
American Century VP Capital Appreciation Fund — Class “Y”	22,540,952	$12.07
American Funds New World Fund —Class “1”	715,830	$22.30
Calvert VP SRI Balanced Portfolio — Class “I”	66,064,137	$2.07
Delaware VIP Small Cap Value Series — “Standard” Class	538,334	$37.06
DWS Capital Growth VIP — Class “A”	13,081,542	$28.58
Invesco V.I. Main Street Fund — Series “I” Shares	3,427,672	$16.12
MFS VIT III Mid Cap Value Portfolio — “Initial” Class	1,015,456	$9.19
Neuberger Berman Advisors Management Trust Sustainable Equity Portfolio — Class “I”	416,380	$26.80
PIMCO VIT Real Return Portfolio — “Institutional” Class	3,787,635	$11.50
T. Rowe Price Blue Chip Growth Portfolio — “Blue Chip Growth Portfolio” Class	8,277,332	$30.94
Victory RS Small Cap Growth Equity VIP Series — Class “I”	523,611	$7.94

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

December 31, 2022
2. Investments (continued)
The cost of investment purchases and proceeds from sales of investments for the year ended December 31, 2022 were as follows:
	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund	Mid Cap Value Fund
Cost of investment purchases	$26,408,531	$2,777,127	$4,295,823	$1,884,267	$3,670,172	$11,427,019
Proceeds from sales of investments	$62,850,374	$23,923,845	$14,102,143	$18,886,551	$5,250,711	$10,737,734

	Mid-Cap Equity Index Fund	Composite Fund	International Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Cost of investment purchases	$4,610,404	$3,999,917	$4,694,683	$24,907,499	$4,496,252	$4,764,276
Proceeds from sales of investments	$32,660,303	$14,986,456	$1,853,263	$11,199,495	$8,325,674	$19,818,021

	Retirement Income Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Cost of investment purchases	$8,718,612	$2,832,409	$7,149,340	$25,916,481	$35,317,427	$42,758,595
Proceeds from sales of investments	$13,504,010	$12,789,467	$47,563,374	$44,793,831	$27,747,211	$23,374,314

	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund	2060 Retirement Fund	2065 Retirement Fund
Cost of investment purchases	$36,512,646	$37,167,273	$36,863,914	$34,321,364	$24,802,414	$11,570,122
Proceeds from sales of investments	$17,195,571	$20,522,612	$13,822,123	$4,690,592	$1,948,142	$728,749

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio
Cost of investment purchases	$6,748,970	$7,784,390	$6,846,852	$9,083,764	$694,027	$1,700,344
Proceeds from sales of investments	$16,776,158	$26,083,933	$16,913,182	$9,551,789	$878,515	$2,007,671

	Small Cap Growth Portfolio	Small Cap Equity Index Portfolio	Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio	Money Market Portfolio
Cost of investment purchases	$580,420	$1,411,518	$2,179,817	$1,456,922	$518,415	$26,559,734
Proceeds from sales of investments	$1,287,462	$1,201,705	$982,500	$2,872,835	$79,403	$426,919

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

December 31, 2022
2. Investments (continued)
	Mid-Term Bond Portfolio	Bond Portfolio	Retirement Income Portfolio	2015 Retirement Portfolio	2020 Retirement Portfolio	2025 Retirement Portfolio
Cost of investment purchases	$253,070	$637,905	$507,906	$212,709	$1,390,525	$1,534,745
Proceeds from sales of investments	$378,764	$437,309	$528,035	$651,635	$1,319,464	$2,255,448

	2030 Retirement Portfolio	2035 Retirement Portfolio	2040 Retirement Portfolio	2045 Retirement Portfolio	2050 Retirement Portfolio	2055 Retirement Portfolio
Cost of investment purchases	$2,152,653	$1,521,162	$1,705,414	$856,995	$867,645	$194,595
Proceeds from sales of investments	$1,760,362	$742,897	$1,684,280	$320,011	$262,296	$27,677

	2060 Retirement Portfolio	Conservative Allocation Portfolio	Moderate Allocation Portfolio	Aggressive Allocation Portfolio	Fidelity VIP Equity- Income Portfolio	Fidelity VIP Asset Manager Portfolio
Cost of investment purchases	$258,134	$1,188,791	$1,520,441	$468,827	$13,980,381	$5,138,247
Proceeds from sales of investments	$189,485	$945,257	$2,283,946	$397,055	$17,778,501	$9,985,741

	Fidelity VIP Contrafund Portfolio	Fidelity VIP Mid Cap Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio
Cost of investment purchases	$5,245,657	$3,159,290	$15,128,069	$4,782,953	$6,347,851	$6,280,629
Proceeds from sales of investments	$72,114,082	$14,197,676	$15,152,783	$26,813,112	$8,459,773	$8,343,519

	Goldman Sachs VIT Small Cap Equity Insights Fund	Goldman Sachs VIT US Equity Insights Fund	American Century VP Capital Appreciation Fund	American Funds New World Fund	Calvert VP SRI Balanced Portfolio	Delaware VIP Small Cap Value Series
Cost of investment purchases	$1,429,835	$2,912,075	$2,673,492	$1,835,774	$4,734,620	$5,261,751
Proceeds from sales of investments	$2,093,746	$1,577,926	$34,487,032	$1,238,367	$12,405,944	$4,545,341

	DWS Capital Growth VIP	InvescoV.I. Main Street Fund	MFS VIT III Mid Cap Value Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio	PIMCO VIT Real Return Portfolio	T. Rowe Price Blue Chip Growth Portfolio
Cost of investment purchases	$4,571,345	$2,763,028	$4,293,295	$2,773,368	$6,825,294	$12,597,257
Proceeds from sales of investments	$54,234,656	$7,236,867	$3,225,282	$1,034,422	$6,878,049	$42,021,674

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

December 31, 2022
2. Investments (continued)
Victory RS Small Cap Growth Equity VIP Series
Cost of investment purchases	$1,691,997
Proceeds from sales of investments	$1,876,976
3. Expenses
The following charges are made by the Company from the value of net assets of the funds:
Administrative Charges — In connection with its administrative functions, the Company deducted daily charges from the value of the net assets of all Subaccounts. These fees were deducted at an annual rate of .05% for Tier 1 Reduced Fee Units; at an annual rate of .10% for Tier 2 Reduced Fee Units; at an annual rate of .15% for Tier 3 Reduced Fee Units; at an annual rate of .20% for Tier 4 Reduced Fee Units; at an annual rate of .40% for Tier 5 Reduced Fee Units; at an annual rate of .60% for Standard Units; at an annual rate of 1.10% for Inactive Units; and at an annual rate of .35% for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.
Distribution Expense Charges — As principal underwriter, the Company performs all distribution and sales functions and bears all distribution and sales expenses relative to the Contracts. For providing these services, the Company deducted daily charges from the value of the net assets of each Subaccount to cover such expenses. These fees were deducted at an annual rate of .05% for Tier 1 Reduced Fee Units; at an annual rate of .10% for Tier 2 Reduced Fee Units; at an annual rate of .15% for Tier 3 Reduced Fee Units; at an annual rate of .20% for Tier 4 Reduced Fee Units; at an annual rate of .35% for Tier 5 Reduced Fee Units; at an annual rate of .55% for Standard Units; at an annual rate of .35% for Inactive Units; and at an annual rate of .35% for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.
Expense Risk Fee — For assuming expense risks under the Contracts, the Company deducted daily charges from the value of the net assets of each Subaccount. These fees were deducted at an annual rate of .15% for Tier 1 Reduced Fee, Tier 2 Reduced Fee Units and Tier 3 Reduced Fee Units; and at an annual rate of .20% for Tier 4 Reduced Fee Units, Tier 5 Reduced Fee Units, Standard Units, Inactive Units and Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.
Total Separate Account charges to Standard Units for Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts were deducted at an annual rate of .90%. These fees were subject to reduction as noted below for all plans with assets in the MFS VIT III Mid Cap Value Portfolio, PIMCO VIT Real Return Portfolio, Fidelity VIP Portfolios, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series.
Total assets in Separate Accounts plans are combined with any assets held in the General Account (aggregated total assets) to determine eligibility for Reduced Fees. Any entity affiliated with an Employer that is participating in the Employer’s Plan, will be eligible for Reduced Fees provided that the aggregated total assets of the Employer and the affiliated entities in the Employer’s Plan meet the eligibility criteria for the applicable Reduced Fees and the Employer’s Plan is remitting premiums using the online retirement system provided by Mutual of America or a subsidiary. We will aggregate the total assets of Employer Plans that are maintained by a ‘controlled group’ of companies or entities, which includes a group of corporations under section 414(b), a group of trades or businesses under common control under section 414(c), or an affiliated service group under section 414(m) of the Internal Revenue Code of 1986 and that, in accordance with the instructions for Form 5500, file Form 5500 with the Employee Benefits Security Administration as a ‘controlled

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

December 31, 2022
3. Expenses (continued)
group.’ For plans that do not file Form 5500s, we will aggregate the total assets of plans maintained by a controlled group, as defined under Treas. Reg. 1.414(c)-5, upon written representation from the employer as to its status as a controlled group. In addition, participants with aggregated total assets of at least the amounts listed in the table below qualified for Reduced Fees and were issued Units in the corresponding tiers:
Total Assets
Tier 1 Reduced Fee	$50 million
Tier 2 Reduced Fee	$25 million
Tier 3 Reduced Fee	$5 million
Tier 4 Reduced Fee	$2 million
Tier 5 Reduced Fee	$1 million
The Separate Account charges for a Contract funding an Inactive Plan are 1.65%. A Plan will be considered to be an Inactive Plan as of the last day of a calendar quarter if, prior to or during that calendar quarter, contributions have not been remitted for the Plan for the third consecutive calendar month, or the Contractholder has notified us that the Plan is no longer active, provided that if the Plan is aggregated to determine eligibility for Reduced Fees with a Plan that has remitted contributions during the calendar quarter, the Plan will not be treated as an Inactive Plan.
Monthly charges equaling the lesser of $2.00 or 1/12 of 1% of account value may also be deducted and are reflected as unit transactions in the accompanying financial statements under “Contract fees” in the Statements of Changes in Net Assets.
Annual Separate Account expenses are summarized, as follows:
	Standard	Tier 1 Reduced Fee	Tier 2 Reduced Fee	Tier 3 Reduced Fee	Tier 4 Reduced Fee	Tier 5 Reduced Fee	Voluntary Employee Contribution and Inactive Plans
Separate Account Annual Expenses (as a percentage of net assets)
Expense Risk Fee	.20%	.15%	.15%	.15%	.20%	.20%	.20%
Administrative Charges	.60%	.05%	.10%	.15%	.20%	.40%	1.10%
Distribution Expense Charges	.55%	.05%	.10%	.15%	.20%	.35%	.35%
Total Separate Account Annual Expenses	1.35%(a)	.25%(a)	.35%(a)	.45%(a)	.60%(a)	.95%(a)	1.65%(a)
Annual Separate Account expenses for Traditional IRA, Roth IRA, Inherited IRA and FPA Contract units are summarized, as follows:
Traditional IRA, Roth IRA, Inherited IRA and FPA Standard
Separate Account Annual Expenses (as a percentage of net assets)
Expense Risk Fee	.20%
Administrative Charges	.35%
Distribution Expense Charges	.35%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

December 31, 2022
3. Expenses (continued)
Traditional IRA, Roth IRA, Inherited IRA and FPA Standard
Total Separate Account Annual Expenses	.90%(a)

(a)
Adviser Reimbursements. All Contracts with assets invested in the Fidelity portfolios, PIMCO Variable Insurance Trust Real Return Institutional Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series qualified for a reduction in the fees they paid equal to reimbursements the Company received from service providers to those funds. The principal underwriter for the MFS VIT III Mid Cap Value Portfolio reimbursed the Company at an annual rate of .25% for certain services the Company provided; the investment adviser for the PIMCO Variable Trust Real Return Institutional Portfolio reimbursed the Company at an annual rate of .10% for certain services the Company provided; the transfer agent and distributor for the four Fidelity portfolios reimbursed the Company at an annual rate of .10% for certain services that the Company provided; the investment adviser for the T. Rowe Price Blue Chip Growth Portfolio reimbursed the Company at an annual rate of .15% for administrative expenses the Company provided, or at an annual rate of .25% if the aggregate dollar value of the shares that fund held in Mutual of America separate accounts exceeded $250,000,000 at all times during a month; and the distributor for the Victory RS Small Cap Growth Equity VIP Series reimbursed the Company at an annual rate of .05% for certain services provided.
The Company reduces the Separate Account charges for certain Contracts of Employers that are member agencies of approved national accounts that meet the following criteria. If the national account has member agencies with total assets in their Contracts, including the Separate Account and the General Account, of at least $325 million as of the last Valuation Day of a calendar quarter, initially or when being reconsidered after losing eligibility, and meets the other criteria discussed in this paragraph, the Contracts will become eligible for the National Account Reduced Separate Account Annual Expenses as set forth below. After member agencies affiliated with the national account become eligible for National Account Reduced Separate Account Annual Expenses, the total assets in the member agencies’ Contracts must remain above $292.5 million (the “National Account Minimum”) as of the last Valuation Day of a calendar quarter for the Contracts to remain eligible for the National Account Reduced Separate Account Annual Expenses for the following calendar quarter. Loss of eligibility for the National Account Reduced Separate Account Annual Expenses will occur if the total assets in the member agencies’ Contracts fail to maintain at least the National Account Minimum for any reason; for example, withdrawals from Contracts or the investment performance of the Underlying Funds. Additionally, to be eligible for National Account Reduced Separate Account Annual Expenses, the national association or headquarters of the national account must fund its own Plan with a Contract issued by Mutual of America, promote Mutual of America as an “exclusive retirement plan service provider” to its member agencies in its directories and on its website, provide us with information regarding member agencies, allow our participation as a vendor or presenter at its conferences, and allow outbound telephone contact with its member agencies. To be considered a member agency of such a national account, the member agency must have a published corporate mission consistent with that of the national account organization with which it is affiliated.
National Account Reduced Separate Account Annual Expenses will be determined for each Employer that is a member agency of a qualifying National Account, if the Employer is otherwise eligible for Reduced Fees, based on the pricing tier for which that individual Employer qualifies based on the assets in that Employer’s Plan. The regular and National Account Reduced Separate Annual Expenses are as follows:

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2022
3. Expenses (continued)
	Regular Separate Account Annual Expenses	National Account Reduced Separate Account Annual Expenses
Standard Fee	1.35%	1.35%
Tier 1 Reduced Fee	.25%	.25%
Tier 2 Reduced Fee	.35%	.30%
Tier 3 Reduced Fee	.45%	.35%
Tier 4 Reduced Fee	.60%	.40%
Tier 5 Reduced Fee	.95%	.85%
National Account Reduced Separate Account Annual Expenses for each Subaccount invested in the Fidelity, MFS, PIMCO, T. Rowe Price or Victory investment alternatives will be further reduced in the amount of reimbursements we receive with respect to those Underlying Funds (by 0.10% for Fidelity; 0.25% for MFS; 0.10% for PIMCO; 0.25% for T. Rowe Price (subject to reduction as discussed above); or 0.05% for Victory).
A member agency of a national account that is eligible for the Standard Fee will continue to be eligible to receive a waiver of the employer-paid monthly charges.
4. Financial Highlights
Disclosure of per unit data and other supplemental data is presented in the form of a financial highlights section accompanying the financial statements of Separate Account No. 2 as follows.
Separate Account No. 2 sells various variable annuity products funded by the Subaccounts. Each product has a unique combination of features and fees that are charged against the contract-owner’s account balance and the resulting differences in fees structures results in various unit values, expense ratios and total returns.
The following schedule shows the range of the lowest and highest expense ratio and the related unit values and total returns for each Subaccount for each of the past five years ending December 31, as applicable. Only products for each Subaccount that had units outstanding throughout the respective periods were considered when determining the lowest and highest expense ratio. Units outstanding and net assets disclosed in the table below represent amounts in accumulation for the Subaccount.
Subaccount	Year End	Units Outstanding (000's)	Unit Values, Lowest to Highest			Net Assets (000's)	Expense Ratios (a), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c), Lowest to Highest
Mutual of America Investment Corporation Equity Index Fund	2022	78,430	$10.122	–	$11.741	$872,098	0.25%	–	1.65%	1.44%	-19.58%	–	-18.45%
	2021	80,981	$12.588	–	$14.398	$1,109,614	0.25%	–	1.65%	1.21%	26.42%	–	28.20%
	2020	82,173	$9.957	–	$11.231	$880,007	0.25%	–	1.65%	3.44%	16.27%	–	17.91%
	2019	94,207	$8.564	–	$9.525	$856,197	0.25%	–	1.65%	1.65%	29.17%	–	30.99%
	2018	95,440	$6.630	–	$7.272	$664,691	0.25%	–	1.65%	1.58%	-6.13%	–	-4.80%
Mutual of America Investment Corporation All America Fund	2022	7,909	$25.927	–	$30.075	$221,305	0.25%	–	1.65%	1.04%	-19.04%	–	-17.90%
	2021	8,546	$32.025	–	$36.634	$293,155	0.25%	–	1.65%	0.74%	24.99%	–	26.75%
	2020	9,130	$25.623	–	$28.903	$248,457	0.25%	–	1.65%	2.66%	14.87%	–	16.49%
	2019	10,781	$22.306	–	$24.812	$252,936	0.25%	–	1.65%	1.25%	26.26%	–	28.04%
	2018	11,813	$17.667	–	$19.378	$217,573	0.25%	–	1.65%	1.27%	-9.78%	–	-8.50%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2022
4. Financial Highlights (continued)
Subaccount	Year End	Units Outstanding (000's)	Unit Values, Lowest to Highest			Net Assets (000's)	Expense Ratios (a), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c), Lowest to Highest
Mutual of America Investment Corporation Small Cap Value Fund	2022	54,551	$2.610	–	$3.028	$155,783	0.25%	–	1.65%	1.15%	-11.29%	–	-10.04%
	2021	57,431	$2.942	–	$3.366	$183,321	0.25%	–	1.65%	0.60%	30.12%	–	31.96%
	2020	56,108	$2.261	–	$2.551	$136,167	0.25%	–	1.65%	3.31%	-5.58%	–	-4.25%
	2019	64,748	$2.395	–	$2.664	$164,616	0.25%	–	1.65%	0.83%	17.15%	–	18.81%
	2018	71,084	$2.044	–	$2.242	$152,700	0.25%	–	1.65%	1.42%	-15.98%	–	-14.79%
Mutual of America Investment Corporation Small Cap Growth Fund	2022	63,075	$2.877	–	$3.337	$198,669	0.25%	–	1.65%	–	-29.50%	–	-28.50%
	2021	67,367	$4.080	–	$4.668	$298,345	0.25%	–	1.65%	0.03%	8.51%	–	10.04%
	2020	71,258	$3.760	–	$4.242	$287,607	0.25%	–	1.65%	0.41%	40.96%	–	42.95%
	2019	80,632	$2.668	–	$2.968	$228,333	0.25%	–	1.65%	0.09%	24.52%	–	26.28%
	2018	87,670	$2.142	–	$2.350	$197,339	0.25%	–	1.65%	0.01%	-13.97%	–	-12.75%
Mutual of America Investment Corporation Small Cap Equity Index Fund	2022	2,588	$11.108	–	$11.830	$30,067	0.25%	–	1.65%	1.14%	-17.67%	–	-16.52%
	2021	2,701	$13.492	–	$14.171	$37,758	0.25%	–	1.65%	1.29%	24.49%	–	26.24%
	2020	1,449	$10.838	–	$11.225	$16,107	0.25%	–	1.65%	0.86%	8.81%	–	10.34%
	2019	1,215	$9.961	–	$10.173	$12,281	0.25%	–	1.65%	1.66%	20.40%	–	22.10%
	2018(1)	673	$8.273	–	$8.332	$5,597	0.25%	–	1.65%(e)	1.22%(f)	-17.27%	–	-16.68%(f)
Mutual of America Investment Corporation Mid Cap Value Fund	2022	22,966	$2.764	–	$3.207	$70,020	0.25%	–	1.65%	1.67%	-12.13%	–	-10.89%
	2021	22,824	$3.146	–	$3.598	$78,400	0.25%	–	1.65%	0.80%	32.15%	–	34.01%
	2020	19,378	$2.380	–	$2.685	$49,903	0.25%	–	1.65%	4.48%	1.14%	–	2.57%
	2019	22,625	$2.353	–	$2.618	$56,897	0.25%	–	1.65%	1.35%	24.96%	–	26.72%
	2018	23,345	$1.883	–	$2.066	$46,446	0.25%	–	1.65%	1.67%	-15.49%	–	-14.30%
Mutual of America Investment Corporation Mid-Cap Equity Index Fund	2022	62,157	$6.028	–	$6.992	$411,528	0.25%	–	1.65%	1.41%	-14.68%	–	-13.48%
	2021	65,798	$7.065	–	$8.081	$506,144	0.25%	–	1.65%	1.11%	22.57%	–	24.30%
	2020	68,874	$5.764	–	$6.501	$427,196	0.25%	–	1.65%	2.79%	11.64%	–	13.21%
	2019	85,583	$5.163	–	$5.743	$469,258	0.25%	–	1.65%	1.20%	23.95%	–	25.69%
	2018	90,122	$4.165	–	$4.569	$394,599	0.25%	–	1.65%	1.35%	-12.72%	–	-11.49%
Mutual of America Investment Corporation Composite Fund	2022	11,209	$12.751	–	$14.790	$155,416	0.25%	–	1.65%	1.87%	-13.42%	–	-12.20%
	2021	11,897	$14.727	–	$16.845	$188,801	0.25%	–	1.65%	1.57%	14.52%	–	16.14%
	2020	12,205	$12.859	–	$14.504	$167,136	0.25%	–	1.65%	4.06%	9.94%	–	11.49%
	2019	13,848	$11.697	–	$13.010	$170,573	0.25%	–	1.65%	2.20%	17.42%	–	19.07%
	2018	14,646	$9.961	–	$10.926	$152,253	0.25%	–	1.65%	2.06%	-4.80%	–	-3.45%
Mutual of America Investment Corporation International Fund	2022	25,684	$1.065	–	$1.224	$30,288	0.25%	–	1.65%	2.77%	-12.54%	–	-11.31%
	2021	23,217	$1.217	–	$1.380	$31,011	0.25%	–	1.65%	1.63%	8.57%	–	10.10%
	2020	23,185	$1.121	–	$1.253	$28,158	0.25%	–	1.65%	4.59%	6.42%	–	7.92%
	2019	24,774	$1.054	–	$1.161	$27,938	0.25%	–	1.65%	2.38%	19.04%	–	20.71%
	2018	25,018	$0.885	–	$0.962	$23,431	0.25%	–	1.65%	2.24%	-14.78%	–	-13.58%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2022
4. Financial Highlights (continued)
Subaccount	Year End	Units Outstanding (000's)	Unit Values, Lowest to Highest			Net Assets (000's)	Expense Ratios (a), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c), Lowest to Highest
Mutual of America Investment Corporation Money Market Fund	2022	25,361	$2.251	–	$2.611	$63,016	0.25%	–	1.65%	1.42%	-0.34%	–	1.06%
	2021	19,652	$2.258	–	$2.584	$48,530	0.25%	–	1.65%	–	-1.80%	–	-0.42%
	2020	21,297	$2.300	–	$2.595	$53,076	0.25%	–	1.65%	4.22%	-1.36%	–	0.03%
	2019	18,747	$2.332	–	$2.594	$46,728	0.25%	–	1.65%	1.15%	0.35%	–	1.76%
	2018	19,586	$2.324	–	$2.549	$48,175	0.25%	–	1.65%	0.25%	0.04%	–	1.45%
Mutual of America Investment Corporation Mid-Term Bond Fund	2022	32,056	$2.242	–	$2.601	$79,588	0.25%	–	1.65%	1.41%	-9.17%	–	-7.89%
	2021	33,335	$2.469	–	$2.824	$90,162	0.25%	–	1.65%	1.30%	-3.62%	–	-2.26%
	2020	35,579	$2.562	–	$2.889	$98,633	0.25%	–	1.65%	3.48%	3.33%	–	4.79%
	2019	36,868	$2.479	–	$2.757	$97,759	0.25%	–	1.65%	2.14%	4.30%	–	5.77%
	2018	38,316	$2.377	–	$2.607	$96,390	0.25%	–	1.65%	2.12%	-1.08%	–	0.32%
Mutual of America Investment Corporation Bond Fund	2022	26,682	$5.745	–	$6.665	$169,657	0.25%	–	1.65%	2.21%	-14.15%	–	-12.95%
	2021	28,723	$6.693	–	$7.656	$210,823	0.25%	–	1.65%	1.83%	-4.11%	–	-2.76%
	2020	32,025	$6.980	–	$7.873	$241,942	0.25%	–	1.65%	4.55%	4.66%	–	6.13%
	2019	31,672	$6.669	–	$7.418	$225,888	0.25%	–	1.65%	2.54%	5.88%	–	7.38%
	2018	31,755	$6.298	–	$6.909	$211,553	0.25%	–	1.65%	2.64%	-1.48%	–	-0.09%
Mutual of America Investment Corporation Retirement Income Fund	2022	60,676	$1.545	–	$1.776	$103,709	0.25%	–	1.65%	1.55%	-12.50%	–	-11.27%
	2021	63,060	$1.766	–	$2.001	$121,931	0.25%	–	1.65%	1.33%	3.95%	–	5.42%
	2020	61,936	$1.699	–	$1.899	$113,625	0.25%	–	1.65%	5.80%	5.83%	–	7.33%
	2019	46,261	$1.605	–	$1.769	$79,296	0.25%	–	1.65%	1.70%	10.02%	–	11.57%
	2018	38,030	$1.459	–	$1.585	$58,675	0.25%	–	1.65%	1.71%	-2.82%	–	-1.45%
Mutual of America Investment Corporation 2015 Retirement Fund	2022	44,031	$1.620	–	$1.862	$78,455	0.25%	–	1.65%	1.50%	-13.62%	–	-12.41%
	2021	49,193	$1.876	–	$2.126	$100,516	0.25%	–	1.65%	1.44%	6.11%	–	7.61%
	2020	52,622	$1.768	–	$1.976	$100,205	0.25%	–	1.65%	5.76%	5.89%	–	7.38%
	2019	59,994	$1.669	–	$1.840	$106,395	0.25%	–	1.65%	2.03%	13.46%	–	15.06%
	2018	62,647	$1.471	–	$1.599	$96,871	0.25%	–	1.65%	1.93%	-4.60%	–	-3.25%
Mutual of America Investment Corporation 2020 Retirement Fund	2022	164,486	$1.710	–	$1.965	$311,223	0.25%	–	1.65%	1.65%	-14.48%	–	-13.28%
	2021	183,660	$2.000	–	$2.266	$402,579	0.25%	–	1.65%	1.60%	8.01%	–	9.53%
	2020	195,875	$1.851	–	$2.069	$392,629	0.25%	–	1.65%	5.74%	7.33%	–	8.84%
	2019	219,243	$1.725	–	$1.901	$403,635	0.25%	–	1.65%	1.89%	15.61%	–	17.24%
	2018	218,200	$1.492	–	$1.621	$343,350	0.25%	–	1.65%	1.74%	-5.61%	–	-4.28%
Mutual of America Investment Corporation 2025 Retirement Fund	2022	296,488	$1.861	–	$2.138	$612,175	0.25%	–	1.65%	1.70%	-14.97%	–	-13.77%
	2021	303,485	$2.188	–	$2.480	$729,685	0.25%	–	1.65%	1.69%	10.13%	–	11.68%
	2020	295,246	$1.987	–	$2.221	$636,092	0.25%	–	1.65%	5.57%	8.46%	–	9.99%
	2019	300,993	$1.832	–	$2.019	$589,939	0.25%	–	1.65%	1.71%	17.83%	–	19.50%
	2018	269,340	$1.555	–	$1.690	$442,450	0.25%	–	1.65%	1.58%	-6.77%	–	-5.46%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2022
4. Financial Highlights (continued)
Subaccount	Year End	Units Outstanding (000's)	Unit Values, Lowest to Highest			Net Assets (000's)	Expense Ratios (a), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c), Lowest to Highest
Mutual of America Investment Corporation 2030 Retirement Fund	2022	283,561	$2.027	–	$2.329	$638,818	0.25%	–	1.65%	1.70%	-15.54%	–	-14.36%
	2021	278,623	$2.399	–	$2.719	$735,823	0.25%	–	1.65%	1.75%	13.40%	–	15.00%
	2020	264,360	$2.116	–	$2.365	$607,415	0.25%	–	1.65%	5.44%	9.85%	–	11.39%
	2019	257,374	$1.926	–	$2.123	$531,279	0.25%	–	1.65%	1.62%	19.94%	–	21.63%
	2018	226,655	$1.606	–	$1.745	$385,320	0.25%	–	1.65%	1.46%	-8.03%	–	-6.73%
Mutual of America Investment Corporation 2035 Retirement Fund	2022	239,522	$2.094	–	$2.406	$557,163	0.25%	–	1.65%	1.73%	-16.59%	–	-15.41%
	2021	230,107	$2.510	–	$2.844	$635,605	0.25%	–	1.65%	1.90%	15.91%	–	17.55%
	2020	213,559	$2.165	–	$2.420	$502,035	0.25%	–	1.65%	5.39%	10.77%	–	12.33%
	2019	204,196	$1.955	–	$2.154	$427,813	0.25%	–	1.65%	1.55%	21.59%	–	23.31%
	2018	181,601	$1.608	–	$1.747	$309,256	0.25%	–	1.65%	1.38%	-8.88%	–	-7.59%
Mutual of America Investment Corporation 2040 Retirement Fund	2022	200,265	$2.139	–	$2.458	$475,357	0.25%	–	1.65%	1.74%	-16.75%	–	-15.58%
	2021	191,116	$2.569	–	$2.911	$539,759	0.25%	–	1.65%	1.91%	17.93%	–	19.59%
	2020	179,745	$2.178	–	$2.434	$424,505	0.25%	–	1.65%	5.29%	11.57%	–	13.15%
	2019	169,814	$1.952	–	$2.152	$354,959	0.25%	–	1.65%	1.52%	22.22%	–	23.94%
	2018	149,577	$1.598	–	$1.736	$252,906	0.25%	–	1.65%	1.35%	-9.45%	–	-8.17%
Mutual of America Investment Corporation 2045 Retirement Fund	2022	216,690	$2.124	–	$2.441	$510,605	0.25%	–	1.65%	1.73%	-16.96%	–	-15.80%
	2021	208,538	$2.558	–	$2.899	$586,225	0.25%	–	1.65%	1.91%	18.60%	–	20.27%
	2020	197,497	$2.157	–	$2.410	$461,919	0.25%	–	1.65%	5.20%	11.45%	–	13.02%
	2019	187,712	$1.935	–	$2.132	$389,416	0.25%	–	1.65%	1.54%	22.50%	–	24.23%
	2018	168,126	$1.580	–	$1.717	$281,442	0.25%	–	1.65%	1.37%	-9.79%	–	-8.52%
Mutual of America Investment Corporation 2050 Retirement Fund	2022	168,749	$2.074	–	$2.324	$381,806	0.25%	–	1.65%	1.72%	-17.03%	–	-15.87%
	2021	157,835	$2.500	–	$2.763	$426,367	0.25%	–	1.65%	1.99%	18.85%	–	20.52%
	2020	144,806	$2.104	–	$2.292	$324,700	0.25%	–	1.65%	5.16%	11.54%	–	13.11%
	2019	130,579	$1.886	–	$2.027	$259,381	0.25%	–	1.65%	1.42%	22.61%	–	24.34%
	2018	107,901	$1.538	–	$1.630	$172,834	0.25%	–	1.65%	1.21%	-10.23%	–	-8.96%
Mutual of America Investment Corporation 2055 Retirement Fund	2022	120,384	$1.463	–	$1.590	$187,636	0.25%	–	1.65%	1.73%	-17.14%	–	-15.98%
	2021	101,489	$1.766	–	$1.892	$188,984	0.25%	–	1.65%	2.02%	19.13%	–	20.80%
	2020	83,004	$1.482	–	$1.567	$128,175	0.25%	–	1.65%	5.06%	12.07%	–	13.65%
	2019	60,857	$1.323	–	$1.378	$82,929	0.25%	–	1.65%	1.04%	22.36%	–	24.09%
	2018	35,135	$1.081	–	$1.111	$38,711	0.25%	–	1.65%	0.59%	-10.37%	–	-9.11%
Mutual of America Investment Corporation 2060 Retirement Fund	2022	6,693	$12.092	–	$12.879	$84,901	0.25%	–	1.65%	1.71%	-17.10%	–	-15.93%
	2021	4,917	$14.586	–	$15.320	$74,461	0.25%	–	1.65%	2.18%	19.61%	–	21.30%
	2020	3,283	$12.194	–	$12.630	$41,077	0.25%	–	1.65%	5.26%	12.22%	–	13.80%
	2019	1,487	$10.867	–	$11.098	$16,399	0.25%	–	1.65%	0.09%	22.49%	–	24.22%
	2018(1)	239	$8.871	–	$8.934	$2,132	0.25%	–	1.65%(e)	–	-11.29%	–	-10.66%(f)

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2022
4. Financial Highlights (continued)
Subaccount	Year End	Units Outstanding (000's)	Unit Values, Lowest to Highest			Net Assets (000's)	Expense Ratios (a), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c), Lowest to Highest
Mutual of America Investment Corporation 2065 Retirement Fund	2022	1,535	$11.674	–	$12.075	$18,375	0.25%	–	1.65%	2.03%	-16.91%	–	-15.75%
	2021	649	$14.050	–	$14.332	$9,258	0.25%	–	1.65%	2.85%	19.73%	–	21.42%
	2020(2)	96	$11.735	–	$11.803	$1,129	0.25%	–	1.65%(e)	5.72%(f)	17.35%	–	18.03%(f)
Mutual of America Investment Corporation Conservative Allocation Fund	2022	49,787	$2.014	–	$2.336	$110,642	0.25%	–	1.65%	1.61%	-13.87%	–	-12.66%
	2021	53,839	$2.338	–	$2.675	$137,749	0.25%	–	1.65%	1.52%	6.05%	–	7.55%
	2020	54,753	$2.205	–	$2.487	$130,508	0.25%	–	1.65%	5.91%	7.53%	–	9.05%
	2019	58,228	$2.051	–	$2.281	$127,091	0.25%	–	1.65%	2.06%	12.12%	–	13.70%
	2018	54,825	$1.829	–	$2.006	$105,697	0.25%	–	1.65%	2.12%	-3.65%	–	-2.29%
Mutual of America Investment Corporation Moderate Allocation Fund	2022	91,773	$2.839	–	$3.292	$288,523	0.25%	–	1.65%	1.72%	-15.31%	–	-14.12%
	2021	96,777	$3.352	–	$3.834	$355,568	0.25%	–	1.65%	1.73%	12.33%	–	13.91%
	2020	99,023	$2.984	–	$3.366	$319,873	0.25%	–	1.65%	5.81%	9.84%	–	11.39%
	2019	109,083	$2.717	–	$3.022	$316,634	0.25%	–	1.65%	2.02%	17.20%	–	18.85%
	2018	111,392	$2.318	–	$2.542	$272,917	0.25%	–	1.65%	1.89%	-5.98%	–	-4.65%
Mutual of America Investment Corporation Aggressive Allocation Fund	2022	59,336	$3.531	–	$4.096	$231,869	0.25%	–	1.65%	1.79%	-16.67%	–	-15.50%
	2021	61,315	$4.238	–	$4.847	$284,881	0.25%	–	1.65%	1.91%	16.34%	–	17.98%
	2020	62,482	$3.642	–	$4.108	$246,552	0.25%	–	1.65%	5.55%	11.86%	–	13.44%
	2019	67,361	$3.256	–	$3.622	$234,793	0.25%	–	1.65%	1.91%	20.74%	–	22.44%
	2018	69,318	$2.697	–	$2.958	$197,955	0.25%	–	1.65%	1.71%	-8.66%	–	-7.37%
Mutual of America Variable Insurance Portfolios Equity Index Portfolio	2022	5,875	$10.615	–	$10.615	$62,363	0.90%	–	0.90%	1.28%	-18.82%	–	-18.82%
	2021	5,885	$13.075	–	$13.075	$76,941	0.90%	–	0.90%	1.28%	27.40%	–	27.40%
	2020(3)	5,895	$10.263	–	$10.263	$60,501	0.90%	–	0.90%(e)	–	15.04%	–	15.04%(f)
Mutual of America Variable Insurance Portfolios All America Portfolio	2022	504	$27.078	–	$27.078	$13,655	0.90%	–	0.90%	0.84%	-18.49%	–	-18.49%
	2021	507	$33.221	–	$33.221	$16,831	0.90%	–	0.90%	0.90%	26.00%	–	26.00%
	2020(3)	522	$26.366	–	$26.366	$13,767	0.90%	–	0.90%(e)	–	14.12%	–	14.12%(f)
Mutual of America Variable Insurance Portfolios Small Cap Value Portfolio	2022	2,720	$2.725	–	$2.725	$7,413	0.90%	–	0.90%	0.76%	-10.68%	–	-10.68%
	2021	2,823	$3.051	–	$3.051	$8,614	0.90%	–	0.90%	0.93%	30.68%	–	30.68%
	2020(3)	2,171	$2.335	–	$2.335	$5,069	0.90%	–	0.90%(e)	–	-2.85%	–	-2.85%(f)
Mutual of America Variable Insurance Portfolios Small Cap Growth Portfolio	2022	2,650	$3.002	–	$3.002	$7,954	0.90%	–	0.90%	–	-28.91%	–	-28.91%
	2021	2,819	$4.223	–	$4.223	$11,903	0.90%	–	0.90%	0.08%	9.28%	–	9.28%
	2020(3)	3,054	$3.864	–	$3.864	$11,801	0.90%	–	0.90%(e)	–	38.75%	–	38.75%(f)

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2022
4. Financial Highlights (continued)
Subaccount	Year End	Units Outstanding (000's)	Unit Values, Lowest to Highest			Net Assets (000's)	Expense Ratios (a), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c), Lowest to Highest
Mutual of America Variable Insurance Portfolios Small Cap Equity Index Portfolio	2022	249	$11.533	–	$11.533	$2,867	0.90%	–	0.90%	1.19%	-17.05%	–	-17.05%
	2021	232	$13.903	–	$13.903	$3,230	0.90%	–	0.90%	1.18%	25.44%	–	25.44%
	2020(3)	85	$11.084	–	$11.084	$944	0.90%	–	0.90%(e)	2.07%(e)	10.59%	–	10.59%(f)
Mutual of America Variable Insurance Portfolios Mid Cap Value Portfolio	2022	1,584	$2.881	–	$2.881	$4,564	0.90%	–	0.90%	0.75%	-11.50%	–	-11.50%
	2021	1,206	$3.255	–	$3.255	$3,925	0.90%	–	0.90%	0.98%	32.71%	–	32.71%
	2020(3)	734	$2.453	–	$2.453	$1,800	0.90%	–	0.90%(e)	–	2.32%	–	2.32%(f)
Mutual of America Variable Insurance Portfolios Mid-Cap Equity Index Portfolio	2022	5,446	$6.277	–	$6.277	$34,186	0.90%	–	0.90%	1.20%	-13.97%	–	-13.97%
	2021	5,608	$7.296	–	$7.296	$40,912	0.90%	–	0.90%	1.04%	23.44%	–	23.44%
	2020(3)	5,576	$5.910	–	$5.910	$32,954	0.90%	–	0.90%(e)	–	12.01%	–	12.01%(f)
Mutual of America Variable Insurance Portfolios International Portfolio	2022	1,013	$1.123	–	$1.123	$1,137	0.90%	–	0.90%	2.53%	-11.39%	–	-11.39%
	2021	611	$1.267	–	$1.267	$775	0.90%	–	0.90%	1.49%	9.54%	–	9.54%
	2020(3)	668	$1.157	–	$1.157	$773	0.90%	–	0.90%(e)	–	7.56%	–	7.56%(f)
Mutual of America Variable Insurance Portfolios Money Market Portfolio	2022	11,550	$2.353	–	$2.353	$27,180	0.90%	–	0.90%	3.05%	0.44%	–	0.44%
	2021	367	$2.343	–	$2.343	$860	0.90%	–	0.90%	–	-1.06%	–	-1.06%
	2020(3)	303	$2.368	–	$2.368	$718	0.90%	–	0.90%(e)	0.27%(e)	-0.56%	–	-0.56%(f)
Mutual of America Variable Insurance Portfolios Mid-Term Bond Portfolio	2022	1,173	$2.354	–	$2.354	$2,762	0.90%	–	0.90%	0.78%	-8.42%	–	-8.42%
	2021	1,215	$2.571	–	$2.571	$3,125	0.90%	–	0.90%	0.98%	-2.62%	–	-2.62%
	2020(3)	1,353	$2.640	–	$2.640	$3,572	0.90%	–	0.90%(e)	–	3.50%	–	3.50%(f)
Mutual of America Variable Insurance Portfolios Bond Portfolio	2022	1,036	$6.024	–	$6.024	$6,244	0.90%	–	0.90%	1.50%	-13.09%	–	-13.09%
	2021	993	$6.932	–	$6.932	$6,881	0.90%	–	0.90%	1.46%	-3.39%	–	-3.39%
	2020(3)	1,130	$7.175	–	$7.175	$8,109	0.90%	–	0.90%(e)	–	4.07%	–	4.07%(f)
Mutual of America Variable Insurance Portfolios Retirement Income Portfolio	2022	2,901	$1.627	–	$1.627	$4,720	0.90%	–	0.90%	1.42%	-11.80%	–	-11.80%
	2021	2,896	$1.845	–	$1.845	$5,343	0.90%	–	0.90%	–	5.10%	–	5.10%
	2020(3)	1,738	$1.755	–	$1.755	$3,051	0.90%	–	0.90%(e)	–	5.98%	–	5.98%(f)
Mutual of America Variable Insurance Portfolios 2015 Retirement Portfolio	2022	3,029	$1.708	–	$1.708	$5,174	0.90%	–	0.90%	1.56%	-12.51%	–	-12.51%
	2021	3,257	$1.952	–	$1.952	$6,359	0.90%	–	0.90%	–	6.41%	–	6.41%
	2020(3)	3,411	$1.834	–	$1.834	$6,257	0.90%	–	0.90%(e)	–	6.48%	–	6.48%(f)

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2022
4. Financial Highlights (continued)
Subaccount	Year End	Units Outstanding (000's)	Unit Values, Lowest to Highest			Net Assets (000's)	Expense Ratios (a), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c), Lowest to Highest
Mutual of America Variable Insurance Portfolios 2020 Retirement Portfolio	2022	7,904	$1.798	–	$1.798	$14,213	0.90%	–	0.90%	1.50%	-13.61%	–	-13.61%
	2021	7,803	$2.082	–	$2.082	$16,244	0.90%	–	0.90%	–	8.54%	–	8.54%
	2020(3)	8,667	$1.918	–	$1.918	$16,621	0.90%	–	0.90%(e)	–	7.70%	–	7.70%(f)
Mutual of America Variable Insurance Portfolios 2025 Retirement Portfolio	2022	11,010	$1.957	–	$1.957	$21,540	0.90%	–	0.90%	1.39%	-14.41%	–	-14.41%
	2021	11,291	$2.286	–	$2.286	$25,810	0.90%	–	0.90%	–	11.15%	–	11.15%
	2020(3)	10,492	$2.057	–	$2.057	$21,579	0.90%	–	0.90%(e)	–	8.72%	–	8.72%(f)
Mutual of America Variable Insurance Portfolios 2030 Retirement Portfolio	2022	6,884	$2.121	–	$2.121	$14,599	0.90%	–	0.90%	1.24%	-15.31%	–	-15.31%
	2021	6,659	$2.504	–	$2.504	$16,675	0.90%	–	0.90%	–	14.53%	–	14.53%
	2020(3)	5,448	$2.186	–	$2.186	$11,910	0.90%	–	0.90%(e)	–	9.96%	–	9.96%(f)
Mutual of America Variable Insurance Portfolios 2035 Retirement Portfolio	2022	3,613	$2.196	–	$2.196	$7,934	0.90%	–	0.90%	1.21%	-15.86%	–	-15.86%
	2021	3,252	$2.610	–	$2.610	$8,488	0.90%	–	0.90%	–	16.50%	–	16.50%
	2020(3)	2,680	$2.240	–	$2.240	$6,004	0.90%	–	0.90%(e)	–	11.06%	–	11.06%(f)
Mutual of America Variable Insurance Portfolios 2040 Retirement Portfolio	2022	3,164	$2.226	–	$2.226	$7,043	0.90%	–	0.90%	1.37%	-16.23%	–	-16.23%
	2021	3,075	$2.658	–	$2.658	$8,172	0.90%	–	0.90%	–	18.16%	–	18.16%
	2020(3)	2,313	$2.249	–	$2.249	$5,203	0.90%	–	0.90%(e)	–	11.71%	–	11.71%(f)
Mutual of America Variable Insurance Portfolios 2045 Retirement Portfolio	2022	1,757	$2.219	–	$2.219	$3,899	0.90%	–	0.90%	1.15%	-16.09%	–	-16.09%
	2021	1,516	$2.645	–	$2.645	$4,009	0.90%	–	0.90%	–	18.54%	–	18.54%
	2020(3)	1,254	$2.231	–	$2.231	$2,799	0.90%	–	0.90%(e)	–	11.87%	–	11.87%(f)
Mutual of America Variable Insurance Portfolios 2050 Retirement Portfolio	2022	1,831	$2.170	–	$2.170	$3,973	0.90%	–	0.90%	1.26%	-16.12%	–	-16.12%
	2021	1,542	$2.586	–	$2.586	$3,988	0.90%	–	0.90%	–	18.87%	–	18.87%
	2020(3)	1,346	$2.176	–	$2.176	$2,929	0.90%	–	0.90%(e)	–	11.97%	–	11.97%(f)
Mutual of America Variable Insurance Portfolios 2055 Retirement Portfolio	2022	606	$1.523	–	$1.523	$923	0.90%	–	0.90%	1.17%	-16.01%	–	-16.01%
	2021	496	$1.814	–	$1.814	$899	0.90%	–	0.90%	–	19.13%	–	19.13%
	2020(3)	296	$1.522	–	$1.522	$451	0.90%	–	0.90%(e)	–	11.76%	–	11.76%(f)
Mutual of America Variable Insurance Portfolios 2060 Retirement Portfolio	2022	56	$12.465	–	$12.465	$703	0.90%	–	0.90%	0.84%	-15.70%	–	-15.70%
	2021	51	$14.788	–	$14.788	$757	0.90%	–	0.90%	0.01%	19.61%	–	19.61%
	2020(3)	24	$12.363	–	$12.363	$294	0.90%	–	0.90%(e)	–	11.62%	–	11.62%(f)

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2022
4. Financial Highlights (continued)
Subaccount	Year End	Units Outstanding (000's)	Unit Values, Lowest to Highest			Net Assets (000's)	Expense Ratios (a), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c), Lowest to Highest
Mutual of America Variable Insurance Portfolios Conservative Allocation Portfolio	2022	4,172	$2.116	–	$2.116	$8,829	0.90%	–	0.90%	1.72%	-13.10%	–	-13.10%
	2021	4,041	$2.436	–	$2.436	$9,842	0.90%	–	0.90%	–	7.31%	–	7.31%
	2020(3)	4,268	$2.270	–	$2.270	$9,688	0.90%	–	0.90%(e)	–	7.18%	–	7.18%(f)
Mutual of America Variable Insurance Portfolios Moderate Allocation Portfolio	2022	6,500	$2.972	–	$2.972	$19,317	0.90%	–	0.90%	1.46%	-14.65%	–	-14.65%
	2021	6,691	$3.482	–	$3.482	$23,298	0.90%	–	0.90%	–	13.67%	–	13.67%
	2020(3)	7,480	$3.063	–	$3.063	$22,912	0.90%	–	0.90%(d)	–	9.17%	–	9.17%(f)
Mutual of America Variable Insurance Portfolios Aggressive Allocation Portfolio	2022	1,159	$3.689	–	$3.689	$4,275	0.90%	–	0.90%	1.25%	-16.11%	–	-16.11%
	2021	1,127	$4.398	–	$4.398	$4,958	0.90%	–	0.90%	–	17.38%	–	17.38%
	2020(3)	1,024	$3.746	–	$3.746	$3,835	0.90%	–	0.90%(e)	–	11.57%	–	11.57%(f)
Fidelity VIP Equity-Income Portfolio	2022	2,312	$108.682	–	$126.067	$275,430	0.15%	–	1.55%(g)	1.91%	-6.42%	–	-5.10%
	2021	2,331	$116.133	–	$132.842	$294,201	0.15%	–	1.55%(g)	1.91%	22.97%	–	24.71%
	2020	2,452	$94.438	–	$106.524	$248,793	0.15%	–	1.55%(g)	1.78%	5.05%	–	6.53%
	2019	2,765	$89.895	–	$99.990	$264,507	0.15%	–	1.55%(g)	2.02%	25.48%	–	27.25%
	2018	2,931	$71.639	–	$78.577	$221,243	0.15%	–	1.55%(g)	2.21%	-9.71%	–	-8.43%
Fidelity VIP Asset Manager Portfolio	2022	2,029	$55.619	–	$64.515	$124,313	0.15%	–	1.55%(g)	2.07%	-16.24%	–	-15.06%
	2021	2,088	$66.404	–	$75.956	$151,468	0.15%	–	1.55%(g)	1.62%	8.23%	–	9.75%
	2020	2,173	$61.355	–	$69.206	$144,022	0.15%	–	1.55%(g)	1.50%	13.10%	–	14.70%
	2019	2,305	$54.247	–	$60.337	$133,601	0.15%	–	1.55%(g)	1.79%	16.43%	–	18.07%
	2018	2,442	$46.592	–	$51.102	$120,321	0.15%	–	1.55%(g)	1.66%	-6.81%	–	-5.49%
Fidelity VIP Contrafund Portfolio	2022	4,749	$130.096	–	$150.916	$673,710	0.15%	–	1.55%(g)	0.49%	-27.44%	–	-26.42%
	2021	5,140	$179.302	–	$205.112	$997,802	0.15%	–	1.55%(g)	0.06%	25.87%	–	27.64%
	2020	5,520	$142.452	–	$160.692	$842,249	0.15%	–	1.55%(g)	0.25%	28.56%	–	30.37%
	2019	6,026	$110.807	–	$123.258	$708,397	0.15%	–	1.55%(g)	0.46%	29.55%	–	31.38%
	2018	6,520	$85.530	–	$93.817	$585,864	0.15%	–	1.55%(g)	0.70%	-7.82%	–	-6.52%
Fidelity VIP Mid Cap Portfolio	2022	1,431	$108.435	–	$125.788	$171,124	0.15%	–	1.55%(g)	0.49%	-16.05%	–	-14.87%
	2021	1,511	$129.167	–	$147.762	$213,306	0.15%	–	1.55%(g)	0.62%	23.67%	–	25.41%
	2020	1,560	$104.445	–	$117.820	$176,069	0.15%	–	1.55%(g)	0.65%	16.37%	–	18.01%
	2019	1,750	$89.751	–	$99.837	$167,912	0.15%	–	1.55%(g)	0.85%	21.55%	–	23.26%
	2018	1,938	$73.839	–	$80.995	$151,213	0.15%	–	1.55%(g)	0.64%	-15.86%	–	-14.67%
Vanguard VIF Diversified Value Portfolio	2022	5,363	$39.957	–	$46.345	$236,221	0.25%	–	1.65%	1.13%	-12.93%	–	-11.71%
	2021	5,342	$45.892	–	$52.491	$267,558	0.25%	–	1.65%	1.05%	28.33%	–	30.14%
	2020	4,943	$35.761	–	$40.335	$190,958	0.25%	–	1.65%	2.71%	9.95%	–	11.50%
	2019	5,311	$32.525	–	$36.175	$184,493	0.25%	–	1.65%	2.88%	23.64%	–	25.38%
	2018	5,498	$26.306	–	$28.851	$152,752	0.25%	–	1.65%	2.57%	-10.61%	–	-9.35%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2022
4. Financial Highlights (continued)
Subaccount	Year End	Units Outstanding (000's)	Unit Values, Lowest to Highest			Net Assets (000's)	Expense Ratios (a), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c), Lowest to Highest
Vanguard VIF International Portfolio	2022	6,702	$40.781	–	$47.302	$301,089	0.25%	–	1.65%	1.33%	-31.26%	–	-30.29%
	2021	7,091	$59.327	–	$67.860	$459,153	0.25%	–	1.65%	0.28%	-3.15%	–	-1.79%
	2020	7,523	$61.258	–	$69.095	$497,107	0.25%	–	1.65%	1.21%	55.00%	–	57.19%
	2019	8,103	$39.521	–	$43.957	$341,897	0.25%	–	1.65%	1.44%	29.07%	–	30.89%
	2018	8,529	$30.620	–	$33.584	$275,834	0.25%	–	1.65%	0.78%	-14.05%	–	-12.84%
Vanguard VIF Real Estate Index Portfolio	2022	2,802	$18.714	–	$20.824	$56,523	0.25%	–	1.65%	1.88%	-27.50%	–	-26.48%
	2021	2,887	$25.812	–	$28.324	$79,534	0.25%	–	1.65%	1.81%	37.91%	–	39.86%
	2020	2,353	$18.717	–	$20.252	$46,478	0.25%	–	1.65%	2.68%	-6.41%	–	-5.09%
	2019	2,731	$19.998	–	$21.338	$56,987	0.25%	–	1.65%	2.54%	26.70%	–	28.48%
	2018	2,335	$15.784	–	$16.608	$38,054	0.25%	–	1.65%	3.04%	-6.91%	–	-5.59%
Vanguard VIF Total Bond Market Index Portfolio	2022	4,980	$9.405	–	$10.017	$49,016	0.25%	–	1.65%	2.07%	-14.63%	–	-13.43%
	2021	5,133	$11.017	–	$11.571	$58,576	0.25%	–	1.65%	2.11%	-3.33%	–	-1.96%
	2020	5,642	$11.395	–	$11.802	$65,838	0.25%	–	1.65%	2.05%	5.82%	–	7.31%
	2019	2,864	$10.769	–	$10.998	$31,310	0.25%	–	1.65%	1.32%	6.90%	–	8.40%
	2018(1)	517	$10.074	–	$10.146	$5,230	0.25%	–	1.65%(e)	–	0.74%	–	1.46%(f)
Goldman Sachs VIT Small Cap Equity Insights Fund	2022	680	$10.983	–	$11.535	$7,720	0.25%	–	1.65%	0.31%	-20.67%	–	-19.55%
	2021	730	$13.844	–	$14.339	$10,345	0.25%	–	1.65%	0.58%	21.76%	–	23.48%
	2020	117	$11.370	–	$11.612	$1,350	0.25%	–	1.65%	0.32%	6.81%	–	8.31%
	2019(4)	42	$10.645	–	$10.721	$454	0.25%	–	1.65%(e)	1.00%(f)	6.45%	–	7.21%(f)
Goldman Sachs VIT US Equity Insights Fund	2022	660	$12.508	–	$13.138	$8,552	0.25%	–	1.65%	0.88%	-21.03%	–	-19.92%
	2021	561	$15.839	–	$16.405	$9,105	0.25%	–	1.65%	1.26%	27.29%	–	29.08%
	2020	185	$12.443	–	$12.709	$2,333	0.25%	–	1.65%	1.30%	15.62%	–	17.25%
	2019(4)	54	$10.762	–	$10.839	$580	0.25%	–	1.65%(e)	2.17%(f)	7.62%	–	8.39%(f)
American Century VP Capital Appreciation Fund	2022	3,787	$65.778	–	$76.296	$272,062	0.25%	–	1.65%	–	-29.10%	–	-28.10%
	2021	4,172	$92.771	–	$106.113	$419,060	0.25%	–	1.65%	–	9.75%	–	11.29%
	2020	4,620	$84.531	–	$95.345	$418,324	0.25%	–	1.65%	0.10%	40.66%	–	42.64%
	2019	5,134	$60.098	–	$66.844	$327,227	0.25%	–	1.65%	0.04%	33.79%	–	35.68%
	2018	5,230	$44.919	–	$49.266	$246,841	0.25%	–	1.65%	–	-6.49%	–	-5.16%
American Funds New World Fund	2022	480	$30.852	–	$34.329	$15,963	0.25%	–	1.65%	1.59%	-23.13%	–	-22.05%
	2021	459	$40.138	–	$44.042	$19,644	0.25%	–	1.65%	1.12%	3.44%	–	4.90%
	2020	441	$38.803	–	$41.986	$18,006	0.25%	–	1.65%	0.24%	21.86%	–	23.58%
	2019	456	$31.841	–	$33.974	$15,145	0.25%	–	1.65%	1.26%	28.54%	–	30.35%
	2018	408	$24.771	–	$26.063	$10,537	0.25%	–	1.65%	1.08%	-16.04%	–	-14.85%
Calvert VP SRI Balanced Portfolio	2022	17,423	$7.188	–	$8.338	$136,753	0.25%	–	1.65%	1.20%	-16.79%	–	-15.62%
	2021	18,189	$8.639	–	$9.882	$170,301	0.25%	–	1.65%	1.19%	13.23%	–	14.83%
	2020	18,608	$7.630	–	$8.606	$152,123	0.25%	–	1.65%	1.54%	13.37%	–	14.97%
	2019	18,876	$6.730	–	$7.485	$134,725	0.25%	–	1.65%	1.58%	22.37%	–	24.09%
	2018	18,665	$5.500	–	$6.032	$107,765	0.25%	–	1.65%	1.77%	-4.27%	–	-2.92%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2022
4. Financial Highlights (continued)
Subaccount	Year End	Units Outstanding (000's)	Unit Values, Lowest to Highest			Net Assets (000's)	Expense Ratios (a), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c), Lowest to Highest
Delaware VIP Small Cap Value Series	2022	1,613	$11.958	–	$12.560	$19,951	0.25%	–	1.65%	0.84%	-13.52%	–	-12.31%
	2021	1,572	$13.828	–	$14.323	$22,271	0.25%	–	1.65%	0.81%	32.22%	–	34.08%
	2020	167	$10.459	–	$10.682	$1,777	0.25%	–	1.65%	1.13%	-3.51%	–	-2.15%
	2019(4)	61	$10.839	–	$10.916	$670	0.25%	–	1.65%(e)	–	8.39%	–	9.16%(f)
DWS Capital Growth VIP	2022	2,616	$131.764	–	$152.835	$373,864	0.25%	–	1.65%	0.09%	-31.87%	–	-30.91%
	2021	2,902	$193.395	–	$221.212	$603,704	0.25%	–	1.65%	0.21%	20.77%	–	22.47%
	2020	3,168	$160.137	–	$180.625	$540,459	0.25%	–	1.65%	0.48%	36.77%	–	38.70%
	2019	3,279	$117.087	–	$130.231	$405,229	0.25%	–	1.65%	0.42%	34.89%	–	36.79%
	2018	3,418	$86.800	–	$95.202	$310,322	0.25%	–	1.65%	0.71%	-3.21%	–	-1.85%
Invesco V.I. Main Street Fund	2022	799	$62.509	–	$72.503	$55,254	0.25%	–	1.65%	1.47%	-21.44%	–	-20.33%
	2021	854	$79.564	–	$91.007	$74,471	0.25%	–	1.65%	0.72%	25.48%	–	27.25%
	2020	879	$63.407	–	$71.517	$60,253	0.25%	–	1.65%	1.44%	12.08%	–	13.66%
	2019	1,015	$56.574	–	$62.923	$61,365	0.25%	–	1.65%	1.06%	29.92%	–	31.75%
	2018	996	$43.546	–	$47.759	$45,845	0.25%	–	1.65%	1.16%	-9.40%	–	-8.12%
MFS VIT III Mid Cap Value Portfolio	2022	663	$13.483	–	$14.360	$9,332	0.00%	–	1.40%(h)	0.95%	-10.05%	–	-8.79%
	2021	598	$14.990	–	$15.744	$9,269	0.00%	–	1.40%(h)	1.01%	29.17%	–	30.99%
	2020	235	$11.605	–	$12.019	$2,795	0.00%	–	1.40%(h)	1.17%	2.42%	–	3.87%
	2019	225	$11.330	–	$11.572	$2,586	0.00%	–	1.40%(h)	1.30%	29.30%	–	31.12%
	2018(1)	33	$8.763	–	$8.825	$286	0.00%	–	1.40%(e)(h)	0.90%(f)	-12.37%	–	-11.75%(f)
Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio	2022	858	$12.570	–	$13.203	$11,159	0.25%	–	1.65%	0.46%	-19.78%	–	-18.65%
	2021	731	$15.670	–	$16.230	$11,733	0.25%	–	1.65%	0.47%	21.46%	–	23.17%
	2020	304	$12.902	–	$13.177	$3,976	0.25%	–	1.65%	0.70%	17.61%	–	19.26%
	2019(4)	122	$10.970	–	$11.049	$1,345	0.25%	–	1.65%(e)	0.39%(f)	9.70%	–	10.49%(f)
PIMCO VIT Real Return Portfolio	2022	2,939	$13.788	–	$15.340	$43,557	0.15%	–	1.55%(i)	7.30%	-13.13%	–	-11.91%
	2021	2,926	$15.872	–	$17.414	$49,448	0.15%	–	1.55%(i)	5.10%	4.14%	–	5.61%
	2020	2,135	$15.241	–	$16.489	$34,308	0.15%	–	1.55%(i)	1.58%	9.84%	–	11.39%
	2019	1,693	$13.876	–	$14.804	$24,543	0.15%	–	1.55%(i)	1.82%	6.94%	–	8.45%
	2018	1,488	$12.975	–	$13.651	$19,945	0.15%	–	1.55%(i)	2.63%	-3.63%	–	-2.27%
T. Rowe Price Blue Chip Growth Portfolio	2022	6,613	$36.027	–	$40.089	$256,133	0.00%	–	1.40%(j)	–	-39.35%	–	-38.50%
	2021	7,175	$59.406	–	$65.188	$453,847	0.00%	–	1.40%(j)	–	15.99%	–	17.62%
	2020	7,660	$51.219	–	$55.422	$412,756	0.00%	–	1.40%(j)	–	32.41%	–	34.28%
	2019	7,501	$38.681	–	$41.274	$302,160	0.00%	–	1.40%(j)	–	28.08%	–	29.89%
	2018	7,618	$30.200	–	$31.776	$236,924	0.00%	–	1.40%(j)	3.36%	0.05%	–	1.92%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2022
4. Financial Highlights (continued)
Subaccount	Year End	Units Outstanding (000's)	Unit Values, Lowest to Highest			Net Assets (000's)	Expense Ratios (a), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c), Lowest to Highest
Victory RS Small Cap Growth Equity VIP Series	2022	513	$7.831	–	$8.225	$4,157	0.20%	–	1.60%(k)	–	-37.37%	–	-36.49%
	2021	516	$12.503	–	$12.951	$6,622	0.20%	–	1.60%(k)	–	-11.85%	–	-10.61%
	2020	483	$14.185	–	$14.488	$6,951	0.20%	–	1.60%(k)	–	35.87%	–	37.78%
	2019(4)	63	$10.440	–	$10.515	$657	0.20%	–	1.60%(d)(e)	–	4.40%	–	5.15%(f)

(a)This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.
(b)
This amount represents the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying fund, net of the underlying fund’s net management fees and expenses, divided by the average net assets of the Subaccount. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values and charges made directly to participant accounts through the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the Subaccount invests.
(c)
The total return is calculated for each year indicated or from the effective date through the end of the reporting period. It includes changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.
(d)
Absent reimbursement by Victory, the expense ratio range would have been 0.25% to 1.65%.
(e)
Annualized.
(f)
Not annualized.
(g)
Absent reimbursement by Fidelity, the expense ratio range would have been 0.30% to 1.28% in 2017 and 0.25% to 1.65% in 2021 through 2018.
(h)
Absent reimbursement by MFS, the expense ratio range would have been 0.25% to 1.65%.
(i)
Absent reimbursement by PIMCO, the expense ratio range would have been 0.30% to 1.28% in 2017 and 0.25% to 1.65% in 2021 through 2018.
(j)
Absent reimbursement by T. Rowe Price, the expense ratio range would have been 0.30% to 1.28% in 2017 and 0.25% to 1.65% in 2021 through 2018.
(1)
For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(2)
For the period August 3, 2020 (Initial Offering Date of Units) to December 31, 2020.
(3)
For the period January 24, 2020 (Initial Offering Date of Units) to December 31, 2020.
(4)
For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
5. Calculation of Accumulation Unit Values
Interest in the Subaccounts is represented by Accumulation Units. Each Subaccount’s Accumulation Units have a different value, based on the value of the Subaccount’s investment in shares of the related Underlying Fund and the charges we deduct from the Separate Account. To determine the change in a Subaccount’s Accumulation Unit Value from the close of one Valuation Day to the close of the next Valuation Day (Valuation Period), an Accumulation Unit Change Factor is used.
The Accumulation Unit Change Factor for each Subaccount for any Valuation Period is:

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2022
5. Calculation of Accumulation Unit Values (continued)
(a)
The ratio of (i) the share value of the Underlying Fund at the end of the current Valuation Period, adjusted by the Cumulative Dividend Multiplier (calculated by dividing the share value, after a dividend distribution, into the share value without regard to the dividend distribution, multiplied by the previous Cumulative Dividend Multiplier) for the current Valuation Period, to (ii) the share value of the Underlying Fund at the end of the preceding Valuation Period, adjusted for the Cumulative Dividend multiplier for the preceding Valuation period, divided by
(b)
1.000000 plus the component of the annual rate of total Separate Account charges against the Subaccount’s assets for the number of days from the end of the preceding Valuation Period to the end of the current Valuation Period.
6. Subsequent Events
Management, on behalf of the Company, has evaluated the need for disclosures and/or adjustments to the financial statements resulting from subsequent events. As a result of this evaluation, no additional subsequent events require disclosure and/or adjustment to the financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY
Consolidated Statutory Financial Statements
For The Years Ended December 31, 2022, 2021 and 2020
Together With Independent Auditors’ Report

INDEPENDENT AUDITORS’ REPORT
The Board of Directors
Mutual of America Life Insurance Company:
Opinions
We have audited the consolidated financial statements of Mutual of America Life Insurance Company and its subsidiaries (the Company), which comprise the consolidated statutory statements of financial condition as of December 31, 2022 and 2021, and the related consolidated statutory statements of operations and surplus, and cash flow for each of the years in the three-year period ended December 31, 2022, 2021, and 2020, and the related notes to the consolidated financial statements.
Unmodified Opinion on Statutory Basis of Accounting
In our opinion, the accompanying consolidated financial statements present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2022, in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services described in Notes 1 and 10.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the consolidated financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2022.
Basis for Opinions
We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Consolidated Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Notes 1 and 10 to the consolidated financial statements, the consolidated financial statements are prepared by the Company using accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the consolidated financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the consolidated financial statements of the variances between the statutory accounting practices described in Notes 1 and 10 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.
Responsibilities of Management for the Consolidated Financial Statements
Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.
In preparing the consolidated financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the consolidated financial statements are issued.

Auditors’ Responsibilities for the Audit of the Consolidated Financial Statements
Our objectives are to obtain reasonable assurance about whether the consolidated financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the consolidated financial statements.
In performing an audit in accordance with GAAS, we:
•
Exercise professional judgment and maintain professional skepticism throughout the audit.
•
Identify and assess the risks of material misstatement of the consolidated financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements.
•
Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
•
Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the consolidated financial statements.
•
Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.
We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

New York, New York
March 21, 2023

MUTUAL OF AMERICA LIFE INSURANCE COMPANY
CONSOLIDATED STATUTORY STATEMENTS OF FINANCIAL CONDITION
As of December 31, 2022 and 2021
	2022	2021
ASSETS
Bond and notes	$7,643,803,821	$8,094,779,871
Common stocks	22,277,903	41,968,614
Preferred stocks	11,408,089	-
Cash, cash equivalents and short-term investments	32,272,228	261,179,218
Guaranteed funds transferrable	5,409,675	6,052,056
Privately managed investments	566,698,037	267,080,480
Real estate	221,164,323	205,811,367
Policy loans	75,625,942	76,807,882
Investment income accrued	97,996,695	87,377,128
Deferred federal income taxes	71,259,549	83,259,549
Total other assets	28,771,473	36,852,574
Total General Account Assets	8,776,687,735	9,161,168,739
Separate Account Assets	15,305,416,582	19,164,023,760
TOTAL ASSETS	$24,082,104,317	$28,325,192,499
LIABILITIES AND SURPLUS
General Account liabilities
Insurance and annuity reserves	6,364,395,700	6,667,751,110
Other contract holders liabilities and reserves	12,224,698	10,466,102
Funds withheld	1,222,699,005	1,202,485,888
Interest maintenance reserve	-	-
Total Other Liabilities	313,574,474	409,637,568
Total General Account Liabilities	7,912,893,877	8,290,340,668
Separate Account Liabilities	15,305,416,582	19,164,023,760
Total liabilities before asset valuation reserve	23,218,310,459	27,454,364,428
Asset Valuation Reserve	143,878,481	108,556,177
Total Liabilities	$23,362,188,940	$27,562,920,605
SURPLUS
Assigned surplus	1,150,000	1,150,000
Unassigned Surplus	718,765,377	761,121,894
Total Surplus	719,915,377	762,271,894
TOTAL LIABILITIES & SURPLUS	$24,082,104,317	$28,325,192,499
See accompanying notes to statutory-basis financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY
CONSOLIDATED STATUTORY STATEMENTS OF OPERATIONS AND SURPLUS
For the Years Ended December 31, 2022, 2021 and 2020
	2022	2021	2020
INCOME
Premium and annuity considerations, net	$1,812,655,797	$2,364,601,425	$1,086,315,872
Life and disability insurance premiums	7,784,596	8,856,139	8,346,385
Total considerations and premiums	1,820,440,393	2,373,457,564	1,094,662,257
Separate Account investment and administrative fees	125,308,501	135,469,528	111,604,705
Net investment income	243,472,883	256,863,032	299,875,311
Other, net	18,902,362	19,026,106	10,360,007
Total income	2,208,124,139	2,784,816,230	1,516,502,280
DEDUCTIONS
Change in insurance and annuity reserves	(645,052,225)	(445,169,299)	(1,171,300,488)
Annuity and surrender benefits	2,576,410,357	2,962,776,635	2,430,327,387
Death and disability benefits	4,029,193	6,239,621	6,646,948
Operating expenses	365,422,200	330,474,792	328,348,427
Total deductions	2,300,809,525	2,854,321,749	1,594,022,274
Net loss before dividends	(92,685,386)	(69,505,519)	(77,519,994)
Dividends to contract holders and policyholders	-	(51,624)	(53,444)
Net loss from operations	(92,685,386)	(69,557,143)	(77,573,438)
Federal income tax benefit (expense)	-	-	-
Net realized capital gains (losses)	30,853,253	120,234,116	(40,608,646)
Net gain (loss)	(61,832,133)	50,676,973	(118,182,084)
SURPLUS TRANSACTIONS
Change in:
Asset valuation reserve	(35,322,030)	(180,627)	47,001,838
Unrealized (depreciation) appreciation	(13,189,224)	7,360,286	(30,960,498)
Net deferred income tax asset	(12,000,000)	(6,011,009)	18,908,264
Nonadmitted assets:
Prepaid assets and other, net	(618,130)	(17,515,482)	(11,596,840)
Accounting related to:
Qualified pension plan	(4,912,000)	-	-
Nonqualified deferred compensation plan	10,388,000	-	(5,182,004)
Post retirement medical benefit plan	75,129,000	(1,952,000)	(7,507,004)
Net change in surplus	(42,356,517)	32,378,141	(107,518,328)
SURPLUS
Beginning of year	762,271,894	729,893,753	837,412,081
End of year	$719,915,377	$762,271,894	$729,893,753
See accompanying notes to statutory-basis financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY
CONSOLIDATED STATUTORY STATEMENTS OF CASH FLOW
For the Years Ended December 31, 2022, 2021 and 2020
	2022	2021	2020
Cash flows from operations:
Premium and other income collected	$1,843,836,254	$2,414,028,395	$2,261,063,115
Net investment income	233,071,595	296,863,401	308,010,173
Separate account investment and administrative fees	96,857,784	102,958,043	110,855,513
Benefit payments	(2,654,822,369)	(3,040,089,616)	(2,440,356,658)
Net transfers to separate accounts	365,045,385	413,676,100	296,098,020
Investment and operating expenses paid	(463,752,121)	(367,762,417)	(269,318,073)
Other, net	72,679,121	51,371,704	8,955,350
Dividends paid to policyholders	(51,115)	(52,773)	(55,692)
Net cash provided by (used in) operations	(507,135,466)	(129,007,163)	275,251,748
Cash flows from investments:
Proceeds from investment sold, matured, or repaid:
Bonds and notes	1,198,693,858	4,551,404,974	2,669,422,905
Common stock	41,303,125	14,656,669	447,264,375
Other invested assets	1,581,492	7,548,721	1,313,262
Other	14,773,012	157,205,848	62,151
Total	1,256,351,487	4,730,816,212	3,118,062,693
Cost of investments acquired:
Bonds and notes	(742,911,937)	(4,094,422,604)	(3,230,615,460)
Common stock	(270,596)	(57,190,680)	(138,620,520)
Preferred stock	(11,408,089)	-	-
Real estate	(622,900)	(42,649,427)	(30,506,974)
Privately managed investments	(298,933,394)	(273,549,727)	-
Other, including payable for securities purchased	(7,300,130)	11,173,201	(61,218,301)
Total	(1,061,447,046)	(4,456,639,237)	(3,460,961,255)
Net Change in Policy Loans	1,180,708	18,478,525	8,671,116
Net cash provided by (used in) investing	196,085,149	292,655,500	(334,227,446)
Cash flows from financing and other sources:
Net deposits on deposit-type contracts	4,392,688	4,888,829	1,107,461
Other cash applied	77,750,639	34,649,545	(1,186,115)
Net cash provided by (used in) financing and other sources	82,143,327	39,538,374	(78,654)
Net change in cash, cash equivalent and short-term investments:	(228,906,990)	203,186,712	(59,054,352)

Cash, cash equivalent and short-term investments:
Beginning of year	261,179,218	57,992,506	117,046,858
End of year	$32,272,228	$261,179,218	$57,992,506
See accompanying notes to statutory-basis financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

December 31, 2022, 2021 and 2020
1. Summary of Significant Accounting Policies
Principles of Consolidation
The accompanying statutory financial statements include the consolidated accounts of Mutual of America Life Insurance Company (“Mutual of America”) and its wholly owned subsidiaries (collectively referred to as the “Company”), as permitted by the New York State Department of Financial Services. Mutual of America Holding Company LLC (“Holdings”) is a wholly owned subsidiary of Mutual of America.  Its purpose is to act as a holding company organization for activities to be carried out by its subsidiary operating companies, which presently consist of Mutual of America Securities LLC (“Securities”), Mutual of America Capital Management LLC (“Capital Management”), 320 Park Analytics LLC (“320 Park”), Mutual of America Real Estate Holdings LLC (“Real Estate Holdings”), Mutual of America Insurance Agency LLC (“Agency”) and Mutual of America Reinsurance Holdings, Ltd. (“Re Holdings Ltd”). Securities, the broker-dealer, is the distributor of the shares of the Mutual of America Investment Corporation, the Mutual of America Variable Insurance Portfolios Inc. and the variable insurance contracts offered by Mutual of America. Capital Management is the investment advisor (the “Advisor”) to the General Account of Mutual of America, Mutual of America Investment Corporation (“Investment Corporation”), an affiliate, and Mutual of America Variable Insurance Portfolios Inc. an affiliate. 320 Park provides independent analysis and/or benchmarking services to assist plan sponsors.
Real Estate Holdings is a single member LLC that holds the Company’s interest in the New York Real Estate building in which Mutual of America has a 75% equity ownership interest. 320 Park Avenue LLC is an entity which holds all interests in the New York Real Estate building and 320 Park Avenue Holdings is the respective holding company. 320 Park Avenue LLC is wholly owned by 320 Park Avenue Holdings which is majority owned by Real Estate Holdings.
Re Holdings Ltd is to act as a holding company organization for activities to be carried out by its wholly-owned subsidiary, Mutual of America Reinsurance Ltd. a Bermuda domiciled reinsurer that was formed in 2022 and is currently not active.
All intercompany balances and transactions have been eliminated in consolidation.
Nature of Operations
Mutual of America provides retirement and employee benefit plans in the small to medium-size company market, principally to employees in the not-for-profit social health and welfare field and for-profit organizations in the small to medium-size company market. The insurance company in the group is licensed in all 50 states and the District of Columbia. Sales operations are conducted primarily through a network of regional offices staffed by salaried consultants.
Basis of Presentation
The accompanying consolidated statutory financial statements are presented in conformity with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”). Such practices differ from U.S. Generally Accepted Accounting Principles (“GAAP”). The significant variances between such practices and GAAP, although not reasonably determinable, are presumed to be material and are described in Note 10. The ability of the Company to fulfill its obligations to contract holders and policyholders is of primary concern to insurance regulatory authorities.
The National Association of Insurance Commissioners (“NAIC”) has codified Statutory Accounting Principles (“Codification”). The New York Department issued Regulation No. 172 (“Regulation No. 172”), which adopted Codification as the prescribed basis of accounting for its domestic insurers. Periodically, the New York Department amends Regulation No. 172 for revisions in the prescribed basis of accounting. All changes required by Regulation No. 172, as amended through December 31, 2022, are reflected in the accompanying consolidated statutory financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2022, 2021 and 2020
The preparation of the Company’s consolidated statutory financial statements requires management to make estimates and assumptions that affect the reported amount of assets, liabilities, surplus, income and deductions at the date of the consolidated statutory financial statements. Actual results may differ from these estimates. The most significant estimates include those used in the recognition of other-than-temporary impairments, the valuation of insurance and annuity reserves, the valuation of pension and employee benefit plan liabilities and the valuation of deferred tax assets.
Asset Valuations
Cash, Cash Equivalents and Short-Term Investments - Cash equivalents are stated at cost, which approximates fair value, and consist of highly liquid investments purchased with maturities of ninety days or less. Short-term investments are stated at cost, which approximates fair value, and consist of highly liquid investments purchased with maturities of one year or less. Cash equivalents and short-term investment transactions are recorded on a trade date basis.
Bonds and Notes - Investment valuations are prescribed by the NAIC. Bonds in good standing, which include asset-backed and mortgage-backed investments qualifying for amortization, and notes are stated at amortized cost except those with an NAIC designation of 6 which are carried at the lower of amortized cost or fair value. Amortization of bond premium or discount is calculated using the constant yield interest method taking into consideration specified interest and principal provisions over the life of the bond. Bond and note transactions are recorded on a trade date basis. The fair value of bonds and notes is based upon quoted market prices provided by an independent pricing organization. If quoted market prices are unavailable or an inactive market for the security currently exists, fair value is estimated using internal valuation models and techniques or based upon quoted market prices for comparable investments. At December 31, 2022, there were six securities with a fair value of $29.2 million for which no quoted market prices were available. As such, the Company used internal valuation models and techniques to determine the fair value of these securities. The Company recorded an unrealized loss of $4.4 million to adjust the carrying value of these securities during 2022. These securities are required to be reported at the lower of amortized cost or fair value. At December 31, 2021, there were six securities with a fair value of $33.6 million that were valued using this methodology. The company recorded an unrealized gain of $6.9 million to adjust the carrying value of these securities during 2021.
Payment speeds for mortgage-backed and structured securities are based on cash flows obtained from an independent analytic agency and are applied on a quarterly basis.
Losses that are considered to be other than temporary are recognized in net income when incurred. All bonds are subjected to the Company’s quarterly review process for identifying other-than-temporary impairments. This impairment identification process utilizes a screening procedure that includes all bonds in default or not in good standing, as well as bonds with a fair value that is less than 80% of their cost for a continuous six-month period. The Company writes down bonds that it deems to have an other-than-temporary impairment after considering a wide range of factors, including, but not limited to, the extent to which cost exceeds market value, the duration of that market decline, an analysis of the discounted estimated future cash flows for asset-backed and mortgage-backed securities, the financial health and specific prospects of the issuer, the likelihood that the Company will be able to collect all of the amounts due according to the contractual terms of the debt security in effect at the time of the acquisition, consideration as to whether the decline in value is due to general changes in interest rates and credit spreads, and the Company’s intent and ability to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. If a credit related impairment is determined to be other-than-temporary, a direct write-down is recorded as a realized capital loss whereas interest-related other than temporary impairment losses are recorded in the Interest Maintenance Reserve (IMR) and a new cost basis for the bond is recorded. See Note 2 – Fair Value Measurements, for further discussion on valuation methods for assets and liabilities.
During 2020, management determined that two securities with an unadjusted book value of $60.9 million would not meet their contractual obligation for the payment of principal and interest at maturity and determined that these securities were impaired. These securities were written down to fair value at the date of impairment and the Company recognized a $49.8 million realized capital loss on the write-down which is reflected in the amount of net realized capital losses on the statement of operations. There were no impairments in 2022 and

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2022, 2021 and 2020
2021. Additionally, the Company recognized $30.9 million of capital gains not subject to the Interest Maintenance Reserve (IMR) in 2022 and $120.2 million of realized capital gains not subject to the Interest Maintenance Reserve during 2021. These gains are reflected in the amount of net realized capital (losses)/ gains on the statement of operations. Of the $120.2 million of capital gains realized in 2021 not subject to the IMR, $113.0 million arose from the partial sale of the Company’s Home Office property, as further discussed in Note 4.
Common Stocks and Preferred Stocks – Common stocks in good standing are stated at fair value. Unrealized gains and losses arising from the change in fair value of common stocks are recorded directly to unassigned surplus. Highest-quality, high-quality or medium quality perpetual preferred stocks (NAIC designations 1 to 3), which have characteristics of equity securities, shall be valued at cost. All other perpetual preferred stocks (NAIC designations 4 to 6) shall be reported at the lower of cost or fair value.
Losses that are considered to be other-than-temporary are recognized in net income when incurred. All equity investments are subjected to the Company’s quarterly review process for identifying other-than-temporary impairments. This impairment identification process utilizes a screening procedure that includes all stock issuers not in good standing, as well as stocks where the fair value is less than 80% of its cost for a continuous nine-month period. The Company writes down stocks that it deems to have an other-than-temporary impairment after considering a wide range of factors including, but not limited to, the extent to which cost exceeds market value, the duration of that market decline, an analysis of the financial health and specific prospects for the issuer. The Company also considers other qualitative and quantitative factors in its evaluation of other- than-temporary impairments. The Company’s impairment policy for stock for any position in an unrealized loss position for a continuous twelve-month period is deemed impaired and a new cost basis is established, with a corresponding recognition of a realized capital loss. At December 31, 2022 and 2021, common stocks included $22.3 million and $29.6 million, respectively, invested in a Mutual of America sponsored series of mutual funds. During 2021 the Insurance Company liquidated a portion of the seed money invested in the Mutual of America Small Cap Equity Index and the Mutual of America International funds while the investment manager in the group invested in a mix of fixed income and equity funds sponsored by Mutual of America Investment Corporation. During 2020, the Company liquidated in its entirety its holdings in Large-Cap and Small-Cap Value equity securities, recognizing a net realized capital gain of $7.8 million on the transaction. During 2021, the company liquidated seed-money investments it had in the Mutual of America Investment Corporation International Fund, Small Cap Value Fund, Small Cap Growth Fund, Small Cap Equity Index Fund and the Retirement 2065 Fund and recognized a gain of $5.4 million on these transactions. During 2022, there were no additional sales of seed money investments.
Guaranteed Funds Transferable – Guaranteed funds transferable consist of funds held with a former reinsurer and is stated at the total principal amount of future guaranteed transfers to Mutual of America, transferrable through 2030.
Privately Managed Investments - Privately managed investments consist of investments in privately managed funds sponsored by unaffiliated managers. The funds invest in international transportation infrastructure portfolios of commercial real estate mortgages and portfolios of private placement debt. The Company does not have a direct interest in the underlying assets, but only in the shares of these funds. These investments are carried at underlying audited U.S. GAAP Equity of the investee, on a quarter lag. The Company’s impairment policy for other invested assets is that for any losses that are considered to be other than temporary are recognized in net income when incurred and are reviewed by management monthly. As part of the review process for these securities, there is an impairment identification process utilizing a screening procedure that includes the review of financial information provided by the fund sponsor, including the review of the underlying investments.
Real Estate – Real estate is carried at cost, including capital improvements, net of accumulated depreciation of $209.0 million and $198.3 million at December 31, 2022 and 2021, respectively, and is depreciated on a straight-line basis over 39 years. Tenant improvements on real estate investments are depreciated over the shorter of the lease term or the estimated life of the improvement.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2022, 2021 and 2020
Policy Loans – Policy loans are stated at the unpaid principal balance of the loan. During 2022, 2021 and 2020, the Company recognized $0.8 million of realized capital gains, $0.3 million and $0.1 million, respectively of realized capital losses on certain loans where the loan value exceeded the associated collateral on the loans and collection efforts on the unpaid balances of the policy loans were unsuccessful. There were no unrealized losses recorded in 2022, 2021 and 2020.
Other – Certain other assets, such as net deferred income tax assets not expected to be realized within three years, furniture and fixtures and prepaid expenses, are considered “non-admitted assets” and are excluded from the consolidated statutory statements of financial condition.
Insurance and Annuity Reserves
Reserves for annuity contracts are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves, which were $1.6 billion and $1.6 billion at December 31, 2022 and 2021, respectively, are based on mortality and interest rate assumptions (ranging from 1.00% to 6.50% and 1.50% to 6.50 % at December 31, 2022 and 2021, respectively), which meet or exceed statutory requirements and are not subject to discretionary withdrawal.
Reserves for contractual funds not yet used for the purchase of annuities are accumulated at various credited interest rates that, during 2022 and 2021, averaged 1.16% and 1.51%, respectively, and are deemed sufficient to provide contractual surrender values for these funds. These reserves, which were $4.7 billion and $4.9 billion at December 31, 2022 and 2021, respectively, are subject to discretionary withdrawal at book value.
Reserves for life and disability insurance are based on mortality, morbidity, and interest rate assumptions, and meet statutory requirements.
Reinsurance
Reinsured reserves are accounted for on a funds withheld basis. Under funds withheld, the Company retains the assets reinsured and establishes a liability for the amount of the reinsurance plus any investment activity attributable to the reinsured block of business.
Interest Maintenance and Asset Valuation Reserves
Realized gains and losses, including certain other-than-temporary impairment losses, net of applicable taxes, arising from changes in interest rates are accumulated in the IMR and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the consolidated statements of operations. When cumulative interest rate related losses exceed cumulative interest rate related capital gains within the year, the resulting balance is non-admitted on the statement of financial condition and is charged directly to surplus.
An AVR, applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued, has been established based on a statutory formula. Realized and unrealized gains and losses, including other-than-temporary impairment losses arising from changes in the creditworthiness of the issuer, are included in the appropriate subcomponent of the AVR. Changes in the AVR are recorded directly to unassigned surplus.
Separate Account Operations
Variable annuity considerations and certain variable life insurance premiums may be allocated at participants’ discretion among investment funds in Separate Accounts. Separate Account funds invest in mutual funds, including funds managed by the Advisor, and other funds managed by outside investment advisors. All net realized and unrealized capital gains in the Separate Accounts, which reflect investment performance of the mutual funds in which they invest, accrue directly to participants (net of administrative and other Separate Account charges) and are not reflected in the Company’s Consolidated Statutory Statements of Operations and Surplus. Investment advisory charges are based on the specific fee charged for each of the individual underlying investments of the Separate Accounts and are assessed as a percentage of the plans or participant’s account balance. Certain Separate Account administrative charges are assessed as a percentage of the plan’s or participant’s account balance as determined by the Company’s pricing tiers, which are based on established ranges of plan or participant account balances. In 2022, 2021 and 2020, such charges were

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2022, 2021 and 2020
equal to approximately 0.71%, 0.73% and 0.63%, respectively, of total average Separate Account assets. Investments held in the Separate Accounts are stated at fair value and are not available to satisfy liabilities of the General Account. Participants’ corresponding equity in the Separate Accounts are reported as liabilities in the accompanying statements. Premiums and benefits related to the Separate Accounts are combined with the General Account in the accompanying consolidated statutory financial statements. Net operating gains and losses are offset by changes to reserve liabilities in the respective Separate Accounts. These reserves, which were approximately $15.3 billion and $19.2 billion at December 31, 2022 and 2021, respectively are subject to discretionary withdrawal at fair value.
Premiums and Annuity Considerations
All annuity considerations derived from voluntary retirement savings-type plans and defined benefit plans, which represent the vast majority of the Company’s annual premiums, are recognized as income when received. Insurance premiums and annuity considerations derived solely from defined contribution plans are recognized as income when due. Group life and disability insurance premiums are recognized as income over the premium paying period of the related policies. Deposits on deposit-type contracts are recorded directly as a liability when received. Expenses incurred in connection with acquiring new insurance business are charged to operations as incurred.
As more fully described in Note 5, premiums ceded to the reinsurer will be reflected net on the consolidated statutory statement of operations and surplus.
Investment Income and Expenses
General Account investment income is reported as earned and is presented net of related investment expenses. Operating expenses, including acquisition costs for new business, are charged to operations as incurred. All due and accrued investment amounts greater than 90 days are treated as non-admitted. The investment income amount due and accrued greater than 90 days was $2.1 million at both December 31, 2022 and 2021, respectively.
2. Investments
Valuation
The statement and fair values of investments in fixed maturity securities (bonds and notes) at December 31, 2022 and 2021 are shown below. Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk.
December 31, 2022 (in millions)	Statement Value	Gross Unrealized		Fair Value
		Gains	Losses
Fixed maturities:
Mortgage- and asset-backed securities:
Residential mortgage-backed securities	$552.2	$-	$93.0	$459.2
Commercial mortgage-backed securities	90.2	-	17.3	72.9
Other asset-backed securities	–	–	–	–
Total	$642.4	$–	$110.3	$532.1
U.S. Treasury securities and obligations of U.S.
government corporations and agencies	1,712.1	0.8	243.9	1,469.0
Obligations of states and political subdivisions	78.0	-	21.1	56.9
Debt securities issued by foreign governments	–	–	–	–
Corporate securities	5,251.2	5.2	859.8	4,396.6
Total	$7,683.7	$6.0	$1,235.1	$6,454.6

	Statement	Gross Unrealized		Fair
December 31, 2021 (in millions)	Value	Gains	Losses	Value
Fixed maturities:
Mortgage- and asset-backed securities:

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2022, 2021 and 2020
	Statement	Gross Unrealized		Fair
December 31, 2021 (in millions)	Value	Gains	Losses	Value
Residential mortgage-backed securities	$607.0	$8.0	$6.2	$608.8
Commercial mortgage- backed securities	97.2	1.7	1.5	97.4
Other asset-backed securities	–	–	–	–
Total	$704.2	$9.7	$7.7	$706.2
U.S. Treasury securities and obligations of U.S.
government corporations and agencies	1,648.9	36.6	14.2	1,671.3
Obligations of states and political subdivisions	72.7	1.5	0.4	73.8
Debt securities issued by foreign governments	–	–	–	–
Corporate securities	5,677.7	220.1	61.9	5,835.9
Total	$8,103.5	$267.9	$84.2	$8,287.2
The Company does not have any exposure to subprime mortgage loans, either through direct investment in such loans or through investments in residential mortgage-backed securities, collateralized debt obligations or other similar investment vehicles. As of December 31, 2022, approximately 86% of the $2.3 billion invested in mortgage-backed securities that are included in the captions “U.S. Treasury securities and obligations of U.S. government corporations and agencies” and “Residential mortgage-backed securities” in the immediately preceding table were issued and guaranteed by the United States Treasury, Fannie Mae (FNMA), Freddie Mac (FHLMC) or Ginnie Mae (GNMA). As of December 31, 2021, approximately 100% of the $2.3 billion invested in mortgage-backed securities that are included in the captions “U.S. Treasury securities and obligations of U.S. government corporations and agencies” and “Residential mortgage-backed securities” in the immediately preceding table were issued and guaranteed by the United States Treasury, Fannie Mae (FNMA), Freddie Mac (FHLMC) or Ginnie Mae (GNMA). The Company does have investments in publicly traded bonds of financial institutions. These financial institutions may have investments with subprime exposure.
Cash equivalents with a statement value and fair value of $39.8 million and $201.4 million at December 31, 2022 and 2021, respectively, and short-term investments with both a statement value and a fair value of $0.0 million and $28.1 million, respectively, are included in the above tables. At December 31, 2022 and 2021, the Company had $3.7 million and $4.1 million, respectively, (par value of $3.5 million at December 31, 2022 and $3.6 million at December 31, 2021) of its long-term fixed maturity securities on deposit with various regulatory agencies.
Fair Value
Fair value is an estimate of the price the Company would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:
•
Level 1 -- quoted prices in active markets for identical securities.
•
Level 2 -- quoted prices for similar assets in active or non-active markets or other significant observable inputs (including yield, quality, coupon, rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•
Level 3 -- significant unobservable inputs (including the assumptions in determining the fair value of investments).
The Company has determined the fair value inputs used to measure all assets that are considered financial instruments, which include bonds and notes, common stocks, cash, cash equivalents, short term investments, policy loans, guaranteed funds transferrable, privately managed investments and Separate Account funds whose net asset values are calculated on a daily basis. Cash, cash equivalents, common stocks, and Separate Account assets were determined to be Level 1. Separate Account liabilities, which are equal to Separate Account assets, are determined to be Level 1 as the value of these liabilities changes in conjunction with the change in Separate Account assets. The vast majority of the Company’s fixed maturity securities (bonds and notes), and all of its policy loans, were determined to be Level 2. Finally, investments that are managed by

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2022, 2021 and 2020
outside investment advisors and the guaranteed funds transferrable for which quoted market prices were unavailable or an inactive market for the security currently exists, were determined to be Level 3. The inputs used for valuing these securities are not necessarily an indication of the risk associated with investing in those securities. Investments in mutual funds are excluded from the common stock line in the following table as these are valued at Net Asset Value. The Company had $29.2 million and $33.6 million of bonds and notes measured and reported at fair value as of December 31, 2022 and 2021, respectively which are level 3 investments. The Company had $0.2 million and $4.9 million of common stock measured and reported at fair value as of December 31, 2022 and 2021, respectively, which are Level 1 investments.
The following tables provide fair value information at December 31, 2022 and 2021, about the Company’s assets that are considered financial instruments:
As of December 31, 2022 Financial Instruments (in millions)	Level 1	Level 2	Level 3	Total
Bonds and notes	$–	$6,385.6	$29.2	$6,414.8
Common stocks	0.2	–	–	0.2
Preferred stocks	11.4	–	–	11.4
Cash, cash equivalents and short term investments	32.3	–	–	32.3
Policy loans	–	75.6	–	75.6
Guaranteed funds transferrable	–	–	5.4	5.4
Separate Account assets	15,305.4	-	-	15,305.4
Total	$15,349.3	$6,461.2	$34.6	$21,845.1

As of December 31, 2021 Financial Instruments (in millions)	Level 1	Level 2	Level 3	Total
Bonds and notes	$–	$8,246.9	$33.6	$8,280.5
Common stocks	4.9	–	12.0	16.9
Cash, cash equivalents and short term investments	261.2	–	–	261.2
Policy loans	–	76.8	–	76.8
Guaranteed funds transferrable	–	–	6.1	6.1
Separate Account assets	19,164.0	–	–	19,164.0
Total	$19,430.1	$8,323.7	$51.7	$27,805.5
The fair value of Level 3 bonds decreased from $33.6 million at December 31, 2021, to $29.2 million at December 31, 2022, primarily as a result of the change in fair value of Level 3 assets, net of interim paydowns, during the year. The fair value of bonds and notes classified as Level 3 decreased by $4.4 million in 2022 as a result of the redetermination of the fair value, net of paydowns, on these securities during the year. During 2021, the issuers of the two bonds that were impaired in 2020 and exchanged those debt instruments for common stock. The first level 3 security with a book value of $1.9 million was exchanged for common stock with a book value of $2.9 million and is classified as a Level 1 asset as of December 31, 2021. This was a non-cash transaction and is excluded from the consolidated statement of cash flows. The second security with an adjusted book value of $12.0 million was exchanged for equity with a book value of $12.0 million at the date of issuance. This security is also classified as a Level 3 asset at December 31, 2021. During 2022 Level 3 common stock with a book value of $12.0 million was sold, with the Company recognizing a $23.0 million realized capital gain on the sale. The guaranteed funds transferrable fair value declined due to the receipt of scheduled principal payments during the year. There were no additional securities added to the Level 3 classification and there were no securities transferred between Levels 1, 2 & 3 during 2022 and 2021.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2022, 2021 and 2020
In determining the fair value of Level 3 bonds and notes, the Company utilized expected cash flows provided by an independent valuation service together with discount rate and default factor assumptions commensurate with the current credit rating of such securities and consistent with those that would be used in pricing similar types of securities based upon market conditions that existed at December 31, 2022 and 2021.
Unrealized Gains and Losses
At December 31, 2022 and 2021, net unrealized appreciation (depreciation) reflected in surplus consisted of the following:
December 31 (in millions)	2022	2021	Change	2021	2020	Change
Common Stock	$0.2	$7.7	$(7.5)	$7.7	4.3	$3.4
Bonds and notes	(8.0)	(0.5)	(7.5)	(0.5)	(3.9)	3.4
Other assets	1.1	(0.7)	1.8	(0.7)	(1.2)	0.5
Net unrealized appreciation (depreciation)	$(6.7)	$6.5	$(13.2)	$6.5	$(0.8)	$7.3
Net unrealized appreciation related to the Company’s bonds, equity securities and other assets decreased by $13.2 million during the year. Net unrealized appreciation of $0.2 million related to equity securities at December 31, 2022, consists of $0.3 million of gross unrealized gains and $0.1 million of gross unrealized losses, of which none of the unrealized losses are greater than 12 months old. Net unrealized appreciation of $7.7 million related to equity securities at December 31, 2021, consisted of $7.7 million of gross unrealized gains and $0 million of gross unrealized losses, of which none of the unrealized losses were greater than 12 months old. At December 31, 2021, net unrealized appreciation related to the Company’s bonds, equity securities and other assets increased by $7.3 million during the year. Net unrealized appreciation of $4.3 million related to equity securities at December 31, 2020, consisted of $4.4 million of gross unrealized gains and $0.1 million of gross unrealized losses, of which none of the unrealized losses were greater than 12 months old.
The following is an analysis of the fair values and gross unrealized losses as of December 31, 2022 and 2021, aggregated by fixed maturity category and length of time that the securities were in a continuous unrealized loss position. As shown in the table below, total gross unrealized losses as of December 31, 2022 and 2021, were $1,235.1 million and $84.4 million, respectively, and the majority of such losses related to corporate and U.S. Treasury securities. These unrealized losses arise primarily from a significant increase in interest rates and are not due to fundamental credit problems that exist with the specific issuers. The Company has the ability and intent to hold those securities that are in an unrealized loss position for a sufficient period of time in order for them to recover.
The tables that follow exclude $208 million and $5.5 billion at December 31, 2022 and 2021, respectively, represent the book value of those securities whose fixed maturity securities are in an unrealized gain position.
December 31, 2022 ($ in millions)	Fair Value	Unrealized Losses	Number of Issues		Fair Value	Unrealized Losses	Number of Issues
	Twelve Months or Less				Twelve Months or Greater
Fixed maturities:
Mortage and asset backed securities:	$965.5	$104.5	615		$701.1	$190.8	125
Residential mortgage-backed securities	-	-	-		-	-	-
Commercial mortage-backed securities	30.4	3.9	12		39.3	13.1	15
Other asset-backed securities	-	-	-	-	-	-	-
Total	$995.9	$108.4	627		$740.4	$203.9	140
U.S. Treasury securities and abligations of U.S Government corporations and agencies	122.9	12.1	121		15.4	6.5	15
Obligations of states and political subdivisions	277.1	48.2	35		19.6	7.5	11
Obligations issued by Foreign governments	11.0	2.0	3		3.0	2.0	1
Corporate Securities	3,052.0	489.7	366		950.0	354.8	190

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2022, 2021 and 2020
December 31, 2022 ($ in millions)	Fair Value	Unrealized Losses	Number of Issues	Fair Value	Unrealized Losses	Number of Issues
	Twelve Months or Less			Twelve Months or Greater
Fixed maturities:
Total	$4,458.9	$660.4	1,152	$1,728.4	$574.7	357

December 31, 2021 ($ in millions)	Fair Value	Unrealized Losses	Number of Issues	Fair Value	Unrealized Losses	Number of Issues
	Twelve Months or Less			Twelve Months or Greater
Fixed maturities:
Mortage and asset backed securities:	$1,012.9	$16.7	146	$40.8	$2.8	14
Residential mortgage-backed securities	-	-	-	-	-	-
Commercial mortage-backed securities	75.3	1.6	18	-	-	-
Other asset-backed securities	-	-	-	-	-	-
Total	$1,088.2	$18.3	164	$40.8	$2.8	14
U.S. Treasury securities and abligations of U.S Government corporations and agencies	67.5	1.7	17	13.4	1.3	4
Obligations of states and political subdivisions	31.5	0.5	12	-	-	-
Obligations issued by Foreign governments	2.0	-	1	-	-	-
Corporate Securities	2,184.0	57.4	230	6.5	2.4	2
Total	$3,373.2	$77.9	424	$60.7	$6.5	20
Realized Capital Gains and Losses
Net realized capital gains (losses) reflected in the Consolidated Statements of Operations and Surplus for the years ended December 31, 2022, 2021 and 2020 were as follows:
December 31 (in millions)	2022	2021	2020
Common Stock	$30.1	$4.6	$8.3
Sale of 25% equity interest of affiliate	-	113.8	-
Fixed maturities	-	2.1	(49.1)
Other assets	0.8	(0.3)	(0.2)
Net realized capital gains (losses)	$30.9	$120.2	$(41.0)
At December 31, 2022 and 2021, the book value and fair value of the Company’s mortgage-backed and asset-backed securities portfolios totaled $2.1 billion and $1.7 billion, and $2.5 billion and $2.8 billion, respectively, of which approximately 87% in 2022 and 99% in 2021 are U.S. government agency guaranteed instruments. Investments in loan-backed and asset-backed securities are carried at amortized cost, except for those securities rated as class 6 by the NAIC, which are carried at lower of amortized cost or fair value.
Sales of investments, including maturities paydowns and calls, in fixed maturity securities resulted in $6.2 million of net interest rate related losses, $10.3 million of net interest rate related losses and $14.9 million of net interest rate related gains being accumulated in the IMR in 2022, 2021 and 2020, respectively, as follows:
December 31 (in millions)	2022	2021	2020
Fixed maturity securities
Proceeds	$1,198.7	$4,488.3	$1,521.7
Gross realized gains	4.1	30.0	23.2
Gross realized losses	(10.3)	(40.3)	(8.3)
During 2022, 2021 and 2020, $15.3 million, $12.8 million and $16.1 million, respectively, of the IMR was amortized and included in net investment income.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2022, 2021 and 2020
Sales of investments in equity securities resulted in $30.1 million, $5.4 million and $8.3 million of net capital gains in 2022, 2021 and 2020, respectively, being recognized in net income as follows:
December 31 (in millions)	2022	2021	2020
Equity securities
Proceeds	$41.3	$24.8	$470.4
Gross realized gains	30.1	5.4	44.6
Gross realized losses	–	–	(36.3)
Maturities
The statement and fair values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities, which are stated at expected maturity) at December 31, 2022 and December 31, 2021, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.
December 31, 2022 (in millions)	Statement Value	Fair Value
Due in one year or less	$76.1	$74.5
Due after one year through five years	1,735.8	1,658.9
Due after five years through 10 years	3,109.2	2,671.4
Due after 10 years	2,722.7	2,010.0
Total	7,643.8	6,414.8

December 31, 2021 (in millions)	Statement Value	Fair Value
Due in one year or less	$581.8	$588.6
Due after one year through five years	2,395.5	2,500.4
Due after five years through 10 years	2,741.3	2,836.2
Due after 10 years	2,376.2	2,355.2
Total	8,094.8	8,280.4
3. Guaranteed Funds Transferable.
In 1980, Mutual of America terminated a reinsurance arrangement and assumed direct ownership of funds held by John Hancock Mutual Life Insurance Company (Hancock), the former reinsurer, and direct liability for the contractual obligations to policyholders. The liability to such policyholders is included as insurance and annuity reserves in the consolidated statutory statements of financial condition. The principal amount of the funds held by the former reinsurer is guaranteed to earn at least 3.125% per year.
The guaranteed funds are transferable to Mutual of America over time through 2030 and are stated at the total principal amount of future guaranteed transfers to Mutual of America of $5.4 million and $6.1 million at December 31, 2022 and 2021, respectively. The actual interest and other allocated investment earnings related to this contract amounted to $0.2 million, $0.2 million and $0.7 million in 2022, 2021 and 2020, respectively, and are included in net investment income.
4. Real Estate
Real estate consists primarily of an office building that Mutual of America purchased for its corporate headquarters. The Company occupies approximately one-third of this office building as its corporate headquarters and leases the remaining space. Depreciation expense was $9.4 million, $11.4 million and $11.4 million in 2022, 2021 and 2020, respectively.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2022, 2021 and 2020
During 2021, the Company formed a new subsidiary, 320 Park Avenue LLC (a wholly owned subsidiary of 320 Park Avenue Holdings LLC) and contributed 100% of its interest in its Home office property to the new subsidiary. The value of the contribution was the net book value of the building as of November 30, 2021. On December 20, 2021 the Company sold a 25% equity interest in 320 Park Avenue Holdings LLC to an unrelated third party for approximately $187.5 million in net cash consideration. As a result of the sale, a gain of approximately $113 million was recorded for the year ended December 31, 2021. The gain is reflected within net realized capital gains and losses on the consolidated statements of operations and surplus.
5. Reinsurance
The Company has a 50% Coinsurance and Modified Coinsurance (“Modco”) Agreement with an unaffiliated reinsurer. The reinsurance covers approximately one-half of the 3% guarantee business in the General Account and the Separate Account accumulations that have a 3% General Account minimum interest guarantee associated with that contract. Investors in the Separate Accounts are able to transfer their accumulations to the General Account at any time without penalties. Contract holders are eligible to withdraw their accumulations at any time without market value adjustment.
The general account business was structured as a 50% quota share coinsurance arrangement pertaining to approximately $1.169 billion of General Account reserves. As part of the Reinsurance Agreement, the Company segregated $1.162 billion of assets comprised of corporate bonds and mortgage-backed securities and an additional $6.9 million in contract loans for those contracts that have a loan provision, which approximates one-half of the 3% business to a Reinsurance funds withheld account (non-cash transactions). While the assets will continue to be maintained and reported on the Company’s consolidated statements of financial condition, the reinsurer will receive the investment income and realized gains and losses from those assets while the Company receives the 3% credited on the General Account business ceded and an expense load per person to cover the expense of administering the business. The expense load will be recognized as other income on the consolidated statutory statements of operations and surplus.
The Separate Account business is in the form of a 50% quota share modified coinsurance agreement covering approximately $1.0 billion of separate account reserves that represent approximately one-half of the 3% business. The Company will provide to the reinsurer Separate Account fees for the quota share portion of the reinsured business and will be reflected in the consolidated statutory statements of operations and surplus.
In the event that the reinsurer does not meet their obligations under the terms of the reinsurance agreement, reinsurance recoverable balances could become uncollectible. Mutual of America still has the primary responsibility for the payment of benefits as the reinsurance agreement does not discharge the Company’s obligation as primary insurer. Accounting for reinsurance requires use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish the reinsurance and evaluates the financial strength of the reinsurer.
For the years ended December 31, 2022 and December 31, 2021, reinsurance amounts are as follows:

December 31, 2022 (in millions)	Value
Beginning of Period - Reserves Ceded	1,152.5
Premiums	21.8
Net Transfers	21.3
Benefits	(100.7)
Reserve Change	0.1
General Account Fees	(0.1)
Interest Credits	33.9
Policy Loan Cancelation	(0.8)
End of Period - Reserves Ceded	1,128.0

December 31, 2021 (in millions)	Value
Beginning of Period - Reserves Ceded	1,167.0

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2022, 2021 and 2020
December 31, 2021 (in millions)	Value
Premiums	36.4
Net Transfers	4.8
Benefits	(89.7)
Reserve Change	1.0
General Account Fees	(0.2)
Interest Credits	34.4
Policy Loan Cancelation	(1.2)
End of Period - Reserves Ceded	1,152.5
Net activity under the reinsurance agreement is reflected in the Funds Withheld liability in the consolidated statement of financial position.
6. Pension Plan And Postretirement Benefits
Pension Benefit and Other Benefit Plans
The Company has a qualified, noncontributory defined benefit pension plan covering virtually all employees. Pension expense was approximately $37.9 million, $20.6 million and $43.2 million for the periods ending December 31, 2022, 2021 and 2020, respectively. Benefits are generally based on years of service and final average earnings. The Company’s funding policy is to contribute annually, at a minimum, the amount necessary to satisfy the funding requirements under the Employee Retirement Income Security Act of 1974 (ERISA). The Company also maintains a nonqualified deferred compensation plan that provides benefits to employees whose total compensation or calculated benefit exceeds the maximum allowable limits for qualified retirement plans under ERISA. Effective October 2022 the Company implemented a curtailment of the qualified defined benefit plan, the non-qualified deferred compensation plan, and the post-retirement medical plan. The impact of the curtailment reduced the Projected benefit obligations of the qualified, defied benefit plan, the non-qualified deferred compensation plan and the post-retirement medical plan by $4.0 million, $0.6 million and $3.3 million, respectively.
The Company also has two other defined benefit postretirement plans covering substantially all salaried employees. Employees may become eligible for such benefits upon attainment of retirement age while in the employ of the Company and upon satisfaction of service requirements. One plan provides medical, dental and vision benefits and the second plan provides life insurance benefits. The postretirement plans are contributory for those individuals who retire with less than 25 years of eligible service, with retiree contributions adjusted annually, and contain other cost-sharing features, such as deductibles and coinsurance. All benefit plans are underwritten by Mutual of America. To the extent that the claims do not exceed stop-loss limits for single life occurrences, the plans are self-insured. Stop-loss coverage is purchased from an unaffiliated carrier. The postretirement benefit plan expense required to be recorded under these plans was $24.8 million, $41.4 million and $30.4 million in 2022, 2021 and 2020, respectively.
As of January 1, 2022, the Company recognized the following liabilities in the financial statements (in millions):
	Pension Benefits		Other Benefits
	2022	2021	2022	2021
Transition Liability	$6.6	$8.7	$7.3	$8.1
Accrued Benefit Cost	59.9	64.3	212.4	215.1
Funded Status	$66.5	$73.0	$219.7	$223.2
For other benefits, as of January 1, 2022 and 2021 the Company had total recognized liabilities of $169.9 million and $158.8 million, respectively, for the postretirement medical plans and $49.8 million and $64.4 million, respectively, for the nonqualified deferred compensation plans. The $169.9 million and $158.8 million recognized liability for the postretirement medical plans at January 1, 2022 and 2021 consisted of an

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2022, 2021 and 2020
unamortized transition liability of $5.6 million and $5.5 million respectively, and an accrued benefit cost of $164.3 million and $153.3 million, respectively. For the nonqualified deferred compensation plan, the recognized liability at January 1, 2022 and 2021 consisted of an unamortized transition liability of $1.7 million and $2.6 million, and an accrued benefit cost of $48.1 million and $61.8 million, respectively.
The minimum required amortization of the unrecognized transition liabilities is as follows (in millions):
Date	Pension Benefits	Other Benefits
12/31/2022	$6.6	$7.3
12/31/2023	-	-
12/30/2024	-	-
Total	$6.6	$7.3
The expected amortization of the unrecognized transition liability will be nothing for the postretirement medical plan and nothing for the non-qualified deferred compensation plan per year after 2022. There was a credit to surplus for the post-retirement medical plan of $74.7 million and a charge to surplus of $1.9 million in 2022 and 2021, respectively, and a credit to surplus of $10.4 million for the non-qualified deferred compensation plan in 2022 and no additional charge to surplus in 2021.
The following table provides a status of the Company’s pension and postretirement benefit plans as of December 31, 2022 and 2021 (in millions):
	Pension Benefits		Other Benefits
	2022	2021	2022	2021
Accumulated Benefit Obligation	$237.7	$315.2	$24.2	$29.0
Projected Benefit Obligation	$292.8	$402.1	$123.8	$211.1
Plan Assets at Fair Value	253.3	367.5	-	-
Funded Status	$(39.5)	$(34.6)	$(123.8)	$(211.1)
Accrued Benefit Cost	39.5	34.6	123.8	207.4
Prior Service Costs	$-	$-	$12.3	$6.3
Unrecognized (Losses) Gains	(99.8)	(107.7)	(0.8)	(82.1)
Additional Surplus Charge Beyond Minimum	–	–	–	–
Transition asset	–	107.7	–	72.1
Total Unrecognized Liability	$(99.8)	$-	$11.5	$(3.7)
The components of net periodic benefit costs as calculated in the January 1, 2022, 2021 and 2020 plan valuations are as follows:
	Pension Benefits			Other Benefits
December 31 (in millions)	2022	2021	2020	2022	2021	2020
Service costs	$18.0	$19.8	$19.0	$6.9	$7.9	$7.1
Interest cost on Projected Benefit Obligation (PBO)	13.9	10.3	11.7	7.0	6.4	6.9
Expected return on plan assets	(24.9)	(29.1)	(28.0)	–	–	–
Prior services costs	–	–	–	(1.1)	(1.0)	(1.0)
Settlement	23.9	11.7	29.5	6.9	20.5	10.2
Amortization of unrecognized net loss (gain)	7.0	7.9	11.1	5.1	7.6	7.2
Net benefit expense	$37.9	$20.6	$43.3	$24.8	$41.4	$30.4

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2022, 2021 and 2020
During 2022, 2021 and 2020 pension expense for the non-qualified deferred compensation plan included $6.9 million, $20.5 million and $10.2 million of settlement loss, resulting from the level of lump-sum benefit payments made from the non-qualified plan during those years exceeding the plans interest and service cost.
The changes in the PBO and plan assets are as follows:
	Pension Benefits		Other Benefits
December 31 (in millions)	2022	2021	2022	2021
Change in PBO
PBO, beginning of the year	$402.1	$392.4	$211.1	$226.3
Service costs	18.0	19.8	6.9	7.9
Interest costs	13.9	10.3	7.0	6.4
Change in assumptions/plan amendments	(78.4)	14.8	(76.7)	(6.8)
Plan amendments	-	-	(8.4)	-
Effect of Curtailment	(4.0)	-	(3.9)	-
Actuarial loss(gain)	19.5	17.1	7.7	23.0
Benefits and expenses paid	(78.3)	(52.3)	(20.0)	(45.7)
PBO, end of year	$292.8	$402.1	$123.7	$211.1

	Pension Benefits		Other Benefits
December31(in millions)	2022	2021	2022	2020
Change in Plan Assets
Plan assets, beginning of the year	$367.5	$334.3	-	-
Employer contributions	25.0	25.0	-	-
Return on plan assets	(60.9)	60.5	-	-
Benefits and expenses paid	(78.3)	(52.3)	-	-
Plan assets, end of year	$253.3	$367.5	-	-
Plan assets(lower than)PBO	$(39.5)	$(34.6)	$(123.7)	$(211.1)
At December 31, 2022 and 2021, all of the pension plan assets are invested in several of the investment funds offered by the Company’s Separate Accounts and in the Company’s General Account and consisted of approximately 83.3 % in equity investments and 16.7% in fixed-income investments and 81.1% in equity and 18.9% in fixed-income investments, respectively. A distribution of plan assets by investment objective as of December 31, 2022 and 2021 are as follows:
December 31, (in millions)	2022	2021
Fixed Income Funds	$42.4	$60.7
Equity Funds:
Index	116.5	167.2
Growth	55.3	78.6
Balanced	39.1	55.0
Total Level 1 Investments	$253.3	$361.5
General Account	-	6.0
Total plan assets	$253.3	$367.5
The underlying investments in the funds of the Separate Accounts are based on quoted market prices within an active market and as such are classified as Level 1. Amounts held in the General Account are valued at contract value, which is equal to fair value, and are considered to be cash equivalents that are not subject to fair value evaluation.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2022, 2021 and 2020
The Company made contributions to its defined benefit pension plan of $25.0 million in 2022, $25.0 million in 2021 and $15.0 million in 2020. The Company estimates that it will contribute at least $15.0 million to this plan in 2023. Benefits expected to be paid from this plan total $27.0 million in 2023, $20.4 million in 2024, $20.9 million in 2025, $25.7 million in 2026 and $25.6 million in 2027. The aggregate benefits expected to be paid in 2028 through 2032 total approximately $136.6 million. The calculation of expected benefits is based on the same assumptions used to measure the Company’s benefit obligation at December 31, 2022.
The assumptions used in determining the aggregate projected benefit obligation for pension and other benefit plans were as follows:
	Pension Benefits			Postretirement Medical			Non Qualified Deferred Compensation
Weighted average Assumptions at December 31	2022	2021	2020	2022	2021	2020	2022	2021	2020
Discount rate	5.50	2.90	2.50	5.50	3.10	2.90	5.40	2.70	2.20
Rate of compensation increase	4.00	4.00	4.00	4.00	4.00	4.00	5.00	5.00	5.00
Expected return on plan assets	8.00	8.00	8.50	-	-	-	-	-	-
The Company’s overall expected long-term rate of return on plan assets was determined based upon the current projected benefit payout period and the current mix of plan investments, which generally consists of approximately 80% equity investments and 20% fixed-income investments. The Company believes that this investment mix properly matches the plan’s benefit obligations. The equity component of the expected long-term rate of return was determined using a combination of the actual rate of return of equities (net of inflation) and an inflation-adjusted equity rate of return (assuming an inflation rate of 3.00%) based upon historical 30-year rolling averages. In selecting the expected long-term rate of return assumption, an underlying inflation assumption of 3.00% was selected taking into account historical inflation data and future inflation expectations.
The health care cost trend rate assumption impacts the amounts reported for the postretirement benefit plans. The assumption has been updated to 6.0% for 2022, grading down 0.2% per year to 4.8% for 2028 and beyond. Benefits expected to be paid from this plan and the nonqualified deferred compensation plan total $10.2 million in 2023, $11.1 million in 2024, $14.6 million in 2025, $13.4 million in 2026 and $12.8 million in 2027. Aggregated benefits expected to be paid in the period 2028 through 2032 total approximately $73.6 million. The calculation of expected benefits is based on the same assumptions used to measure the Company’s benefit obligation at December 31, 2022.
Savings and Other Incentive Plans
All employees may participate in a Company sponsored savings plan under which the Company matches a portion of the employee’s contributions up to 6% of salary. The Company contributed $3.5, $3.2 million, and $3.2 million in 2022, 2021 and 2020, respectively. In December 2021, Mutual of America converted their savings plan from a variable insurance contract underwritten by the life insurance company to an investment contract offered under Mutual of America’s Net Asset Value (NAV) model. Included in annuity and surrender benefits is approximately $440 million of benefits representing the termination of the variable insurance contract.
The Company also has a long-term performance-based incentive compensation plan for certain employees and directors. Shares under this plan are granted each year and generally vest over a three-year period. The value of such shares is equal to the number of shares multiplied by the current share price, which is determined by the level of total assets of the Company. A financial performance threshold measure must also be met in order to receive a payout at the end of the third year. The total expense incurred related to these plans was $11.4 million, $13.5 million and $13.2 million for December 31, 2022, 2021 and 2020, respectively. At December 31, 2022 and 2021, the accrued liability related to these plans was $22.4 and $24.7 million, respectively.
7. Commitments And Contingencies

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2022, 2021 and 2020
Rental expenses approximated $25.5 million, $23.7 million and $21.8 million as of December 31, 2022, 2021 and 2020, respectively. The approximate minimum rental commitments under non-cancelable operating leases are as follows: $6.6 million in 2023; $4.4 million in 2024; $3.1 million in 2025; $1.8 million in 2026; $1.1 million in 2027 and $1.5 million in 2028 and beyond. Such leases are principally for leased office space and certain data processing equipment, furniture and communications equipment. Certain office space leases provide for adjustments relating to changes in real estate taxes and other expenses.
During 2021, the Company entered into agreements with several unrelated investment managers to invest up to $750 million of General account assets in privately managed investments. Through December 31, 2022, the Company has funded approximately $670 million of this commitment and have a remaining commitment of approximately $80 million that will be funded in 2023.
The Company is involved in various legal actions that have arisen in the course of the Company’s business. In the opinion of management, the ultimate resolution with respect to such lawsuits, as well as other contingencies, will not have a material adverse effect on the Company’s consolidated financial statements.
8. Federal Income Taxes
Mutual of America adopted SSAP No. 101, Income Taxes, a replacement of SSAP No. 10R, effective January 1, 2012. During the first quarter of 2012, Regulation No. 172 was amended to adopt the provisions of SSAP No. 101. This guidance requires that a deferred tax asset (DTA) or deferred tax liability (DTL) be established for temporary differences between the tax and statutory reporting bases of assets and liabilities. The change in Mutual of America’s net Admitted DTA must be recorded as a separate component of gains and losses in surplus. Net DTAs are required to be recorded as an admitted asset to the extent that the amount will be realized within three years, subject to a maximum admitted asset equal to 15% of statutory surplus and to the Company’s risk-based capital ratio exceeding certain thresholds.
A reconciliation of the income tax benefit recognized in the Company’s consolidated statutory statement of operations and surplus to the amount obtained by applying the statutory rate of 21% in 2022, 2021 and 2020 to net gain from operations before federal income taxes follows:
December 31 (in millions)	2022	2021	2020
Net (Loss) Gain from Operations	$(92.7)	$(69.5)	$(77.5)
Statutory rate	21%	21%	21%
Tax at statutory rate	(19.5)	(14.6)	(16.3)
Investment Items	3.0	12.1	(9.6)
Expense Items	8.1	15.3	(20.9)
Nonadmitted Assets	-	-	(2.0)
Prior year true-up	3.2	-	4.6
Other	-	0.1	-
Change in Contingency Reserve	-	(4.1)	-
Valuation Allowance	18.7	23.5	167.7
Total Income Tax Expense / (Benefit)	$13.5	$32.3	$123.5
Income Tax Benefit (Expense):
Current - Consolidated	$-	$-	$-
Deferred - Non-Insurance Companies	-	-	-
Income Tax Benefit on Operating Earnings	$-	$-	$-
Deferred Federal Income Tax, in Surplus	$13.5	$32.3	$123.5
Total Income Tax Expense / (Benefit)	$13.5	$32.3	$123.5
The federal income tax expense of $13.5 million, $32.3 million and $123.5 million in 2022, 2021 and 2020, respectively relates primarily to the change in the deferred income tax incurred by Mutual of America.
The components of the net DTA recognized in the Company’s consolidated statement of financial condition are as follows:

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2022, 2021 and 2020
December 31 (in millions)	2022	2021
Total gross DTAs excluding unrealized (gains) losses	$290.4	$334.6
Statutory valuation allowance adjustment	(210.0)	(191.3)
Total adjusted gross DTAs excluding unrealized (gains) losses	$80.4	$143.3
Total gross DTLs excluding unrealized (gains) losses	(9.1)	(58.4)
Mutual of America's net DTA	71.3	84.9
Tax effect of unrealized (gains) losses	-	(1.6)
DTA nonadmitted	-	-
Total net admitted DTA	71.3	83.3
The Company has evaluated all sources of negative and positive evidence, including the 3-year cumulative loss, future reversing taxable temporary differences, and other objectively verifiable future sources of income as of December 31, 2022 balance sheet date. On the basis of this evaluation, the Company has recorded an additional charge of $18.7M against its net deferred tax asset as of December 31, 2022. The Company will continue to analyze the valuation allowance on a quarterly basis.
As of December 31, 2022, Mutual of America’s gross DTA, excluding the tax effect of unrealized (gains) losses, of $290.4 million, consisted of $277.8 million of ordinary DTAs and $12.6 million of capital DTAs. The net decrease in the net DTA was $13.5 million excluding unrealized (gains) losses. As shown in the above table, Mutual of America’s net admitted DTA decreased by $12.0 million during 2022.
The tax effects of temporary differences that give rise to a significant portion of the DTAs and DTLs arise from the differing statutory and tax-basis treatment of assets and liabilities, insurance and annuity reserves, realized capital gains and losses on investment transactions, non-admitted assets, and net operating loss carryforwards. Effective January 1, 1998, Mutual of America’s pension business became subject to federal income tax. Included in such differences are items resulting from transition rules under the Internal Revenue Code as of January 1, 1998, which accompanied the change in taxation of Mutual of America’s pension business. The transition rules along with the reduced federal income tax rate under TCJA will continue to moderate Mutual of America’s current tax expense over the next several years. As such, Mutual of America incurred a consolidated federal income tax of zero in 2022, 2021 and 2020. As of December 31, 2022, the Company had net operating loss carryforwards of approximately $180.1 million, of which $133.4 million are expiring at various dates between 2026 and 2032 and $46.7 million has no expiration, but its utilization is limited to 80% of taxable income.
On August 16, 2022, President Biden signed into law the Inflation Reduction Act (the "Act"). The Act included a new corporate alternative minimum tax ("CAMT") which is a 15 percent tax on the Adjusted Financial Statement Income (“AFSI”) of an applicable corporation with average adjusted statement income in excess of $1 billion for the three-prior years to tax years beginning after December 31, 2022. The tax is effective for tax years beginning after 2022. Pursuant to guidance released by the Statutory Accounting Principles Working Group (“SAPWG”) within INT 22-02, Mutual of America has determined that they do not expect to be subject to the CAMT in 2023.
The Company has determined no new uncertain tax positions have been identified for the year ended December 31, 2022 or for any open tax years.
Mutual of America files a separate federal income tax return and files income tax returns in various states.
9. Fair Value Of Financial Instruments
The fair values of financial instruments have been determined using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value for financial instruments for which quoted market prices are not available or an inactive market for the instrument currently exists. Accordingly, certain fair values presented herein (refer to Note 2) may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2022, 2021 and 2020
Bonds and Notes and Common Stock – Fair value for bonds and notes is determined by reference to market prices quoted by an independent pricing source. If quoted market prices are not available, fair value is determined using internal valuation models and techniques or based upon quoted prices for comparable securities. Fair value for common stocks is determined by reference to valuations quoted by an independent pricing organization. Common stock amounts exclude investments in mutual funds as these are reported at Net Asset Value.
Cash, Cash Equivalents and Short-Term Investments – The carrying value for cash, cash equivalents approximates fair values due to the short-term maturities of these instruments. Short-term investments are stated at cost, which approximates fair value, and consist of highly liquid investments purchased with maturities of one year or less.
Guaranteed Funds Transferable – Fair value for guaranteed funds transferable is determined by reference to market valuations provided by the former reinsurer.
Privately managed investments – privately managed investments are stated at our underlying share of the U.S. GAAP equity of the investee on a quarter lag, which approximates fair value.
Policy Loans – The majority of policy loans are issued with variable interest rates, which are periodically adjusted based on changes in rates credited to the underlying policies and therefore are considered approximate fair value.
10. Significant Differences Between Statutory Accounting Practices And Generally Accepted Accounting Principles (Gaap)
The accompanying financial statements are presented in conformity with statutory accounting practices prescribed or permitted by the New York Department (“Statutory Accounting”), which practices differ from GAAP. The significant variances between such practices and GAAP are described below. The Company has not computed the variance between Surplus and Net Income calculated in accordance with statutory accounting practices prescribed or permitted by the New York Department and GAAP, as there is no reporting requirement to do so and the costs involved exceed the benefits derived from these calculations. Generally, GAAP results in a more favorable presentation of the Company’s financial condition.
Asset Valuations and Investment Income Recognition
GAAP requires the Company’s bonds and notes to be classified as either held-to-maturity (HTM), available-for-sale (AFS), or trading, whereas for statutory accounting, no such classification is required. In addition, for GAAP, AFS bonds and notes are carried at their fair value with the unrealized gains and losses applied directly to equity, whereas for statutory accounting, all bonds and notes in good standing are carried at their amortized cost.
GAAP requires that unrealized gains and losses arising from the change in fair value of equity securities be reflected as a component of investment income whereas for statutory accounting unrealized gains and losses are reflected as a component of the change in surplus.
Realized capital gains and losses, net of applicable taxes, arising from changes in interest rates are recognized in income currently for GAAP accounting, rather than accumulated in the IMR and amortized into income over the remaining life of the security sold for statutory accounting. Additionally, if realized capital losses exceed realized capital gains accumulated in the IMR, then the accumulated balance is removed from the consolidated statement of financial condition by a direct charge to surplus.
A general formula based AVR is recorded for statutory accounting purposes, whereas such a reserve is not required under GAAP.
For statutory accounting, certain assets, principally net deferred income tax assets not expected to be realized within three years, furniture and fixtures and prepaid expenses are excluded from the statement of financial condition by a direct charge to surplus; whereas under GAAP, such assets are carried at cost, net of accumulated depreciation.
Policy Acquisition Costs

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2022, 2021 and 2020
Under GAAP, policy acquisition costs that are directly related to and vary with the successful acquisition of insurance contracts are deferred and amortized over the estimated life of the applicable policies, rather than being expensed as incurred, as required under statutory accounting.
Insurance and Annuity Reserves
Under statutory accounting practices, the interest rates and mortality and morbidity assumptions used are those which are prescribed or permitted by the New York Department. Under GAAP, for annuities, the interest rate assumptions used are generally those assumed in the pricing of the contract at issue; for disability benefits, the interest rates assumed are those anticipated to be earned over the duration of the benefit period. Under GAAP, mortality and morbidity assumptions are based on Company experience.
Under statutory accounting practices, reserves are reported net of ceded reinsurance; under GAAP, reserves are reported gross with a corresponding reinsurance recoverable.
Premium Recognition
Insurance contracts that do not subject the insurer to significant mortality or morbidity risk are considered, under GAAP, to be primarily investment contracts. GAAP requires all amounts received from policyholders under these investment contracts to be recorded as a policyholder deposit rather than as premium income.
Deferred Income Taxes
GAAP requires that a deferred tax asset or liability be established to provide for temporary differences between the tax and financial reporting bases of assets and liabilities. Statutory accounting adopted similar accounting principles, except that deferred income tax assets (net of any required valuation allowance) are recognized for statutory accounting only to the extent that they can be utilized within three years; whereas for GAAP, all such assets are recognized (net of any required valuation allowance) regardless of when they will be utilized until they expire. All changes in deferred income tax assets or liabilities are recorded directly as a charge or benefit to surplus for statutory accounting purposes.
Statements of Cash Flow
The Statements of Cash Flow are presented in accordance with statutory accounting. This reporting format differs from GAAP, which requires a reconciliation of net income to net cash from operating activities.
11. Subsequent Events
In January 2023 the Company completed the acquisition of Grandmark Holdings, a Texas based Holding company. Grandmark owns 100 % of the outstanding stock of Landmark Life Insurance Company, a Texas based insurer currently licensed to write life, annuity and accident and health insurance in 35 states. The Company intends to have Landmark licensed in 49 states and the District of Columbia. The total acquisition cost, including goodwill on the acquisition was approximately $20 million
Also, in March 2023, Mutual of America Board approved entering into an indemnity quota share reinsurance treaty with a third-party reinsurer to cede 90% of their Pension Buy-out/Risk Transfer business. This is expected to close during the second quarter of 2023.
The Company has evaluated subsequent events through March 21, 2023, the date the financial statements were available to be issued, and no additional events have occurred subsequent to the balance sheet date and before the date of evaluation that would require disclosure in the accompanying financial statements.

PART C

OTHER INFORMATION

Item 27. Exhibits

(a)	Copy of the resolution of the depositor establishing the registrant.

(b)	Custodial Agreement, dated September 10, 2020, by and between Mutual of America Life Insurance Company and Mid Atlantic Trust Company.

(c)	Agreement by and between Mutual of America Life Insurance Company and Mutual of America Securities LLC, dated September 30, 2020.

(d)(1)(i)	Form of Public Employee Deferred Compensation Group Annuity Contract.

(d)(1)(ii)	Amendment to Form of Group Annuity Contract 457-2009-A1.

(d)(1)(iii)	Amendment to Form of Group Annuity Contract 457-2009-A2.

(d)(2)(i)	Form of Public Employee Deferred Compensation Group Annuity Certificate.

(d)(2)(ii)	Amendment to Form of Group Annuity Certificate 457-C-2009-A1.

(d)(2)(iii)	Amendment to Form of Group Annuity Certificate 457-C-2009-A2.

(d)(3)	Amendment to Form of Group Annuity Contract 457-2009-A3.

(e)	Form of Application for Group Annuity Contract.

(f)(1)	Amended and Restated Charter of Mutual of America Life Insurance Company, dated November 18, 2010.

(f)(2)	Bylaws of Mutual of America Life Insurance Company.

(g)	Not Applicable.

(h)(1)(i)	Amended and Restated Participation Agreement between Scudder Variable Life Investment Fund and Mutual of America Life Insurance Company, dated February 28, 2001.

(h)(1)(ii)	Amendment to Amended and Restated Participation Agreements between Scudder Variable Life Investment Fund (now known as “DWS Variable Series I”) and Mutual of America Life Insurance Company and the American Life Insurance Company of New York dated as of April 12, 2007.

(h)(1)(iii)	Amendment to Amended and Restated Participation Agreements between Scudder Variable Life Investment Fund (now known as “DWS Variable Series I”) and Mutual of America Life Insurance Company and the American Life Insurance Company of New York, dated as of October 1, 2007.

(h)(2)(i)	Fund Participation Agreement Separate Account No. 2 between Mutual of America Life Insurance Company, Investors Research Corporation and TCI Portfolios, Inc., dated December 30, 1988.

(h)(2)(ii)	Amendment No. 1 to the Fund Participation Agreement - Separate Account No. 2 between Mutual of America Life Insurance Company, Investors Research Corporation and TCI Portfolios, Inc., dated as of May 1, 1989.

(h)(2)(iii)	Amendment No. 2 to the Fund Participation Agreement - Separate Account No. 2 between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment Management, Inc., dated as of January 3, 2000.

(h)(2)(iv)	Amendment No. 3 to the Fund Participation Agreement - Separate Account No. 2 between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment Management, Inc., dated as of January 2, 2002.

(h)(2)(v)	Shareholder Information Agreement between Mutual of America Life Insurance Company and American Century Investment Services, Inc., effective as of October 15, 2007.

(h)(2)(vi)	Amendment No.4 to the Fund Participation Agreements between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment Management, Inc., dated as of December 22, 2004.

(h)(2)(vii)	Amendment No. 5 to the Fund Participation Agreement between Mutual of America Life Insurance Company, American Century Investment Services, Inc., and American Century Services, LLC, dated as of January 1, 2012.

(h)(2)(viii)	Amendment No. 6 to the Fund Participation Agreement between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., American Century Investment Management, Inc., American Century Investment Services, LLC, and American Century Services, LLC, dated as of October 1, 2017.

(h)(3)(i)	Amended and Restated Participation Agreement and ancillary agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Mutual of America Life Insurance Company, dated as of October 17, 2012.

(h)(3)(ii)	Amendment to Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Mutual of America Life Insurance Company, effective as of October 1, 2007.

(h)(3)(iii)	Amendment to Schedule C- Large Transaction Table to Vanguard Variable Insurance Fund Participation Agreement, effective as of December 22, 2016.

(h)(3)(iv)	Amendment to Amended and Restated Participation Agreement by and between Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation, and Mutual of America Life Insurance Company, dated as of March 15, 2023.

(h)(4)(i)	Shared Funding Agreement for Separate Accounts with Calvert Distributors, Inc., dated as of February 28, 2001.

(h)(4)(ii)	Information Sharing Agreement between Calvert Distributors, Inc., and Mutual of America Life Insurance Company, effective as of October 1, 2007.

(h)(4)(iii)	Shared Funding Agreement by and among Calvert Variable Series, Inc., Eaton Vance Distributors, Inc. and Mutual of America Life Insurance Company, as of December 22, 2016.

(h)(4)(iv)	Shared Funding Agreement by and Calvert Variable Products, Inc. and Calvert Variable Series, Inc., Eaton Vance Distributors, Inc., and Mutual of America Life Insurance Company, as of September 19, 2019.

(h)(5)(i)	Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Mutual of America Life Insurance Company, dated as of April 29, 2005.

(h)(5)(ii)	Shareholder Information Agreement by and between Fidelity Distributors Corporation and Mutual of America Life Insurance Company, effective as of October 16, 2007.

(h)(5)(iii)	Amendment to the Participation Agreement between Fidelity Distributors Corporation and Mutual of America Life Insurance Company effective as of June 9, 2017.

(h)(6)(i)	Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and Mutual of America Life Insurance Company, dated as of April 29, 2005.

(h)(6)(ii)	Shareholder Information Agreement by and between OppenheimerFunds Services, OppenheimerFunds Distributor, Inc., and Mutual of America Life Insurance Company, effective as of April 16, 2007.

(h)(6)(iii)	Participation Agreement by and among AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Invesco Distributors, Inc., and Mutual of America Life Insurance Company, dated as of May 2, 2019.

(h)(7)	Fund Participation and Service Agreement and ancillary agreements between Mutual of America Life Insurance Company and American Fund Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, dated as of April 10, 2013.

(h)(8)	Participation Agreement and ancillary agreements among Mutual of America Life Insurance Company and PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC, dated as of April 11, 2013.

(h)(9)(i)	Participation Agreement and ancillary agreements between T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc., and Mutual of America Life Insurance Company, dated as of April 11, 2013.

(h)(9)(ii)	Amendment to Participation Agreement between T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc., and Mutual of America Life Insurance Company, dated as of May 6, 2013.

(h)(10)(i)	Participation Agreement among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, Mutual of America Life Insurance Company and MFS Fund Distributors, Inc., dated as of May 1, 2018.

(h)(10)(ii)	Rule 22-c2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Mutual of America Life Insurance Company, dated as of April 2, 2018.

(h)(10)(iii)	Fee Letter between MFS Fund Distributors, Inc. and Mutual of America Life Insurance Company, dated as of May 1, 2018.

(h)(11)	Fund Participation Agreement among Mutual of America Life Insurance Company, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P., dated as of April 18, 2019.

(h)(12)(i)	Fund Participation Agreement between Neuberger Berman Advisers Management Trust, Neuberger Berman BD LLC, and Mutual of America Life Insurance Company, dated as of April 5, 2019.

(h)(12)(ii)	Amendment to Fund Participation Agreement between Neuberger Berman Advisers Management Trust, Neuberger Berman BD LLC, and Mutual of America Life Insurance Company, dated as of March 11, 2020.

(h)(13)	Participation Agreement among Victory Variable Insurance Funds, Victory Capital Management Inc., Victory Capital Advisers, Inc., and Mutual of America Life Insurance Company, dated as of April 5, 2019.

(h)(14)	Participation Agreement between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. LLC, and Mutual of America Life Insurance Company, dated as of April 23, 2019.

(i)	Not Applicable.

(j)	Not Applicable.

(k)	Opinion and consent of counsel as to the legality of the securities being registered.

(l)(1)(i)	Consent of KPMG LLP Relating to the Financial Statements of Mutual of America Separate Account No. 2.

(l)(1)(ii)	Consent of KPMG LLP Relating to the Financial Statements of Mutual of America Life Insurance Company.

(l)(2)(a)	Powers of Attorney of Directors.

(l)(2)(b)	Powers of Attorney of Officers

(m)	Not Applicable.

(n)	Not Applicable.

(o)	Initial Summary Prospectus for New Investors of Section 457 Contracts.

Item 28. Directors and Officers of the Depositor

Name and Principal Business Address*	Positions and Offices With Depositor
John R. Greed	Chairman of the Board, President and Chief Executive Officer
Rosemary T. Berkery	Director
Gwendolyn Hatten Butler	Director
Kimberly A. Casiano	Director
Wayne A. I. Frederick, M. D.	Director
Earle H. Harbison, Jr.	Director
Maurine A. Haver	Director
Robert J. McGuire, Esq.	Director
Ellen Ochoa, Ph.D.	Director
Roger B. Porter, Ph.D.	Director
Paula A. Price	Director
General Dennis J. Reimer	Director

Officers-Directors

Name and Principal Business Address*	Positions and Offices With Depositor
John R. Greed	Chairman, President and Chief Executive Officer

Other Officers

Name and Principal Business Address*	Positions and Offices With Depositor
Christopher Bailey	Executive Vice President, Sales Operations
Simpa Baiye	Executive Vice President and Chief Actuary
Debbie Branson	Senior Vice President, Human Resources
Tanisha L. Cash	Senior Vice President, Human Resources
Thomas Ciociano	Senior Vice President, Corporate Financial Services
John P. Clare	Senior Vice President, Corporate and Operational Communications
Joni L. Clark	Senior Vice President, Client Services
Michael E. Conway	Senior Vice President, Head of Human Resources
Salvatore P. Conza	Senior Vice President, Infrastructure and Operations
Debra Cruz	Senior Vice President, Customer Experience Management
Nicholas S. Curabba	Senior Vice President, Associate General Counsel and Corporate Secretary
Jason D’Angelo	Executive Vice President and General Counsel
Jeffrey W. Donaldson	Senior Executive Vice President, Head of Technology and Chief Digital Officer
Chris W. Festog	Senior Executive Vice President and Chief Financial Officer
Tara Favors	Executive Vice President and Chief Human Resources Officer
Neal S. Goldstein	Executive Vice President and Chief Technology Officer
Aferdita Gutierrez	Executive Vice President, Treasurer
Kim M. Hughes	Senior Vice President, Strategic Marketing Communications
Joseph Hummel	Executive Vice President, External Affairs
Thomas Isenberg	Senior Vice President, Administrative Operations
Richard Jacobs	Senior Vice President and Chief Information Security Officer
Alison J. Kelly	Senior Vice President and Associate General Counsel
Lydia Kieser	Senior Vice President, Application Services
Andrew Kramer	Senior Vice President, Client Services
Lisa M. Loughry	Executive Vice President, National Accounts

Name and Principal Business Address*	Positions and Offices With Depositor
Jenny Lum	Senior Vice President and Head of Benefits
Dennis McManus	Senior Vice President, Head of Recordkeeping
Kyle Medlin	Senior Vice President and Chief Compliance Officer
Christopher Miseo	Senior Vice President and Director of Accounting and Financial Reporting
Bhavisha Modi	Senior Vice President, Enterprise Risk Management
Shannon Moriarty 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598	Executive Vice President, Administrative Operations
Thomasin R. Mullen	Executive Vice President, Corporate and Marketing Communications
Paul O’Hara	Senior Vice President, Research and Competition
Michelle A. Rozich	Executive Vice President, Enterprise Risk Management and Internal Auditor
Steven G. Sacchi	Senior Vice President, Procurement and Corporate Insurance
William Sample	Senior Vice President and Corporate Actuary
Sonia Samuels	Executive Vice President and Chief Information Officer
Susan Schneider	Senior Vice President, Head of Compensation and Data Analytics
Brian Q. Severin	Senior Executive Vice President, Chief Marketing Officer
Subhang Shah	Executive Vice President and Deputy Chief Information Officer
Paul F. Stephen	Senior Vice President and Controller
John Terwilliger 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598	Senior Vice President, Facilities Management
Kenneth P. Young	Senior Vice President, Treasury and Project Management

*

The business address of all officers is 320 Park Avenue, New York, New York 10022-6839, unless otherwise noted. The business address of all directors is c/o Mutual of America, 320 Park Avenue, New York, New York 10022-6839.

Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The registrant is a separate account of Mutual of America Life Insurance Company (“Mutual of America”) under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Mutual of America.

As a New York mutual life insurance company, no person has the direct or indirect power to control Mutual of America except by virtue of a person’s capacity as a director or executive officer. Each holder of an in-force insurance policy or annuity contract issued by Mutual of America has the right to vote for the election of directors of Mutual of America at annual elections and upon other corporate matters where policyholders’ votes are taken.

Mutual of America wholly owns the following companies:

•	Mutual of America Holding Company LLC, a Delaware limited liability company (see below), and

•	Mutual of America Foundation, a New York not-for-profit corporation.

Mutual of America Holding Company LLC wholly owns the following companies:

•	Mutual of America Securities LLC, a Delaware limited liability company,

•	Mutual of America Capital Management LLC, a Delaware limited liability company,

•	320 Park Analytics LLC, a Delaware limited liability company, and

•	Mutual of America Insurance Agency LLC, a Delaware limited liability company.

Mutual of America’s consolidated financial statements include all the above subsidiaries except Mutual of America Foundation.

Mutual of America, through its separate accounts, owns a significant portion of the outstanding shares of Mutual of America Investment Corporation, a Maryland corporation registered under the 1940 Act as a management investment company.

Item 30. Indemnification

Charter of Depositor. The Charter of Mutual of America provides in substance that no director or officer shall be personally liable for damages for any breach of duty as a director except when a judgment or other final adjudication establishes that the director’s acts or omissions were in bad faith, involved intentional misconduct or were acts or omissions the director knew or reasonably should have known violated New York Insurance Law or a specific standard of care imposed on directors directly by the New York Insurance Law, or which constituted a knowing violation of any other law or allowed the director to personally gain a financial profit or other advantage to which the director was not legally entitled.

By Laws of Depositor. The By-Laws of Mutual of America provide for the indemnification of present and former officers and directors of the Company (a “person”) against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees actually and reasonably incurred, if the person acted in good faith and for a purpose which the person necessarily believed to be in the best interests of the Company, and, with respect to any criminal action or proceeding, had no reasonable cause to believe said conduct was unlawful. Expenses incurred in defending a civil, criminal, administrative or investigative action, suit or proceeding, or threat thereof, may be paid by the Company in advance of the final disposition of such action, suit or proceeding upon an undertaking by or on behalf of the person to repay such amount if it is ultimately determined that such person is not entitled to be indemnified by the Company.

Insurance. Coverage for officers and directors of Mutual of America is provided under an Investment Management insurance policy issued by Chartis, with excess coverage by Chubb, CNA, The Hartford, and Travelers, to Mutual of America Life Insurance Company et al. The aggregate limit of liability under these policies is $35 million, with a $1,000,000 deductible per entity insured and no deductible for individual insureds. Coverage for life insurance company fiduciary liability coverage (errors and omissions) is provided under an Investment Management insurance policy issued by Chartis, with excess coverage by Chartis, The Hartford and CNA, to Mutual of America Life Insurance Company et al. The deductible is $1,000,000 for the entity, with an aggregate limit of liability under the primary policy of $30 million.

Item 31. Principal Underwriters

(a) Mutual of America Securities LLC (“Securities LLC”), the principal underwriter of the Registrant, also acts as principal underwriter of Mutual of America Separate Account No. 3 and as principal underwriter of the Mutual of America Investment Corporation, Mutual of America Variable Insurance Portfolios, Inc., and The American Separate Account No. 2 and The American Separate Account No. 3 of Wilton Reassurance Life Company of New York, formerly known as The American Life Insurance Company of New York.

(b) The name, principal business address and position of each senior officer and manager of Securities LLC are as follows:

Board of Managers

Name and Principal Business Address*	Positions and Offices With Securities LLC
Brian Q. Severin	Chairman
Christoper Bailey	Manager
Chris W. Festog	Manager
Joseph Gaffoglio	Manager

Officers

Name and Principal Business Address*	Positions and Offices With Securities LLC
Brian Q. Severin	Chairman, President and CEO
Brie Steingarten	Senior Vice President and Associate General Counsel
Christopher Bailey	Executive Vice President, Sales Operations
Kyle Medlin	Senior Vice President and Chief Compliance Officer
Michelle A. Rozich	Executive Vice President, Enterprise Risk Management and Internal Auditor
Christopher M. Miseo	Senior Vice President, Chief Financial Officer and Treasurer
Paul F. Stephen	Senior Vice President and Controller
Amy Latkin	Vice President, Associate General Counsel, and Corporate Secretary

*	The business address of all officers is 320 Park Avenue, New York, New York 10022-6839. The business address of all directors is c/o Mutual of America, 320 Park Avenue, New York, New York 10022-6839.

(c) The principal underwriter receives no commissions from the registrant for its services in distributing the variable insurance contracts. Pursuant to a Distribution Agreement between Securities LLC and the Depositor, the Depositor covers the expenses incurred by Securities LLC to distribute the Contracts.

Item 32. Location of Accounts and Records.

Registrant’s books and records are maintained primarily at 320 Park Avenue, New York, NY 10022. Certain records are maintained with its custodian, Brown Brothers Harriman & Co. at 50 Post Office Square, Boston, MA 02110, or with its transfer agent, FIS at 4249 Easton Way, Suite 400, Columbus, OH 43219.

Item 33. Management Services.

Not applicable.

Item 34. Fee Representation

The Insurance Company represents that the fees and charges deducted under the Contracts, described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company under the respective Contracts.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all the requirements for effectiveness of this post-effective amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, the State of New York, on the 1st of May, 2023.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2 (REGISTRANT)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY (DEPOSITOR)

By:	/s/ Jason D’Angelo
Jason D’Angelo
Executive Vice President and General Counsel

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on May 1, 2023.

PRINCIPAL EXECUTIVE OFFICER:

*
John R. Greed
President and Chief Executive Officer

PRINCIPAL FINANCIAL OFFICER:

*
Chris Festog
Senior Executive Vice President and Chief Financial Officer (Chief Accounting Officer)

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on May 1, 2023.

	Signatures	Title

	*	Chairman of the Board, President and Chief Executive Officer
John R. Greed

	*	Director
Rosemary T. Berkery

	*	Director
Gwendolyn Hatten Butler

	*	Director
Kimberly A. Casiano

	*	Director
Wayne A. I. Frederick, M.D.

	*	Director
Earle H. Harbison, Jr.

	*	Director
Maurine A. Haver

	*	Director
Ellen Ochoa, Ph.D.

	*	Director
Roger B. Porter, Ph.D.

	*	Director
Paula A. Price

	*	Director
Robert J. McGuire

	*	Director
Dennis J. Reimer

* By:	/s/ Jason D’Angelo
Jason D’Angelo
Attorney-in-Fact